UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07428

Voya Mutual Funds

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: October 31

Date of reporting period: November 1, 2025 to April 30, 2026

Item 1. Reports to Stockholders.

(a)         The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya Global Bond Fund Class A - INGBX

Voya Global Bond Fund Class C - IGBCX

Voya Global Bond Fund Class I - IGBIX

Voya Global Bond Fund Class R - IGBRX

Voya Global Bond Fund Class R6 - IGBZX

Voya Global Bond Fund Class W - IGBWX

Voya Global High Dividend Low Volatility Fund Class A - NAWGX

Voya Global High Dividend Low Volatility Fund Class C - NAWCX

Voya Global High Dividend Low Volatility Fund Class I - NAWIX

Voya Global High Dividend Low Volatility Fund Class R6 - VGHRX

Voya Global High Dividend Low Volatility Fund Class W - IGVWX

Voya Multi-Manager Emerging Markets Equity Fund Class A - IEMHX

Voya Multi-Manager Emerging Markets Equity Fund Class C - IEMJX

Voya Multi-Manager Emerging Markets Equity Fund Class I - IEMGX

Voya Multi-Manager Emerging Markets Equity Fund Class R - IEMKX

Voya Multi-Manager Emerging Markets Equity Fund Class W - IEMLX

Voya Multi-Manager International Equity Fund Class I - IIGIX

Voya Multi-Manager International Small Cap Fund Class A - NTKLX

Voya Multi-Manager International Small Cap Fund Class C - NARCX

Voya Multi-Manager International Small Cap Fund Class I - NAPIX

Voya Multi-Manager International Small Cap Fund Class R6 - VVJFX

Voya Multi-Manager International Small Cap Fund Class W - ISCWX

Voya VACS Series EME Fund Portfolio - VVIFX

Class A: INGBX

Voya Global Bond Fund

Semi-Annual Shareholder Report

                   April 30, 2026

This semi-annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$45	0.90%

Fund Statistics

  Total Net Assets$80,367,733
  # of Portfolio Holdings925
  Portfolio Turnover Rate67%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fannie Mae, 2.000%, 05/01/56	2.3%
United States Treasury Notes, 3.750%, 04/30/28	1.9%
Thailand Government Bond, 2.875%, 12/17/28	1.7%
Peru Government Bond, 6.350%, 08/12/28	1.5%
Fannie Mae, 2.500%, 05/01/56	1.4%
Mexican Bonos, 8.500%, 11/18/38	1.3%
Dryden 49 Senior Loan Fund - Class CR, 5.987%, 07/18/30	1.3%
Elevation Clo Ltd. - Class C1R, 5.673%, 07/15/34	1.2%
Freddie Mac REMIC Trust - Class ZA, 4.000%, 05/15/49	1.2%
Republic of Poland Government Bond, 5.000%, 10/25/35	1.2%

Investment Type Allocation

Corporate Bonds/Notes
23.1%
Collateralized Mortgage Obligations
19.8%
Sovereign Bonds
14.2%
Commercial Mortgage-Backed Securities
11.2%
Asset-Backed Securities
9.4%
U.S. Government Agency Obligations
7.8%
U.S. Treasury Obligations
5.9%
Exchange-Traded Funds
0.0%
Assets in Excess of Other Liabilities
8.6%
0%
5%
10%
15%
20%
25%

Table Summary
Value	Value
Assets in Excess of Other Liabilities	8.6%
Exchange-Traded Funds	0.0%
U.S. Treasury Obligations	5.9%
U.S. Government Agency Obligations	7.8%
Asset-Backed Securities	9.4%
Commercial Mortgage-Backed Securities	11.2%
Sovereign Bonds	14.2%
Collateralized Mortgage Obligations	19.8%
Corporate Bonds/Notes	23.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: INGBX

Voya Global Bond Fund

92914A828-SAR

Class C: IGBCX

Voya Global Bond Fund

Semi-Annual Shareholder Report

                   April 30, 2026

This semi-annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$82	1.65%

Fund Statistics

  Total Net Assets$80,367,733
  # of Portfolio Holdings925
  Portfolio Turnover Rate67%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fannie Mae, 2.000%, 05/01/56	2.3%
United States Treasury Notes, 3.750%, 04/30/28	1.9%
Thailand Government Bond, 2.875%, 12/17/28	1.7%
Peru Government Bond, 6.350%, 08/12/28	1.5%
Fannie Mae, 2.500%, 05/01/56	1.4%
Mexican Bonos, 8.500%, 11/18/38	1.3%
Dryden 49 Senior Loan Fund - Class CR, 5.987%, 07/18/30	1.3%
Elevation Clo Ltd. - Class C1R, 5.673%, 07/15/34	1.2%
Freddie Mac REMIC Trust - Class ZA, 4.000%, 05/15/49	1.2%
Republic of Poland Government Bond, 5.000%, 10/25/35	1.2%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	8.6%
Exchange-Traded Funds	0.0%
U.S. Treasury Obligations	5.9%
U.S. Government Agency Obligations	7.8%
Asset-Backed Securities	9.4%
Commercial Mortgage-Backed Securities	11.2%
Sovereign Bonds	14.2%
Collateralized Mortgage Obligations	19.8%
Corporate Bonds/Notes	23.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: IGBCX

Voya Global Bond Fund

92914A844-SAR

Class I: IGBIX

Voya Global Bond Fund

Semi-Annual Shareholder Report

                   April 30, 2026

This semi-annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$32	0.65%

Fund Statistics

  Total Net Assets$80,367,733
  # of Portfolio Holdings925
  Portfolio Turnover Rate67%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fannie Mae, 2.000%, 05/01/56	2.3%
United States Treasury Notes, 3.750%, 04/30/28	1.9%
Thailand Government Bond, 2.875%, 12/17/28	1.7%
Peru Government Bond, 6.350%, 08/12/28	1.5%
Fannie Mae, 2.500%, 05/01/56	1.4%
Mexican Bonos, 8.500%, 11/18/38	1.3%
Dryden 49 Senior Loan Fund - Class CR, 5.987%, 07/18/30	1.3%
Elevation Clo Ltd. - Class C1R, 5.673%, 07/15/34	1.2%
Freddie Mac REMIC Trust - Class ZA, 4.000%, 05/15/49	1.2%
Republic of Poland Government Bond, 5.000%, 10/25/35	1.2%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	8.6%
Exchange-Traded Funds	0.0%
U.S. Treasury Obligations	5.9%
U.S. Government Agency Obligations	7.8%
Asset-Backed Securities	9.4%
Commercial Mortgage-Backed Securities	11.2%
Sovereign Bonds	14.2%
Collateralized Mortgage Obligations	19.8%
Corporate Bonds/Notes	23.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IGBIX

Voya Global Bond Fund

92914A851-SAR

Class R: IGBRX

Voya Global Bond Fund

Semi-Annual Shareholder Report

                   April 30, 2026

This semi-annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$57	1.15%

Fund Statistics

  Total Net Assets$80,367,733
  # of Portfolio Holdings925
  Portfolio Turnover Rate67%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fannie Mae, 2.000%, 05/01/56	2.3%
United States Treasury Notes, 3.750%, 04/30/28	1.9%
Thailand Government Bond, 2.875%, 12/17/28	1.7%
Peru Government Bond, 6.350%, 08/12/28	1.5%
Fannie Mae, 2.500%, 05/01/56	1.4%
Mexican Bonos, 8.500%, 11/18/38	1.3%
Dryden 49 Senior Loan Fund - Class CR, 5.987%, 07/18/30	1.3%
Elevation Clo Ltd. - Class C1R, 5.673%, 07/15/34	1.2%
Freddie Mac REMIC Trust - Class ZA, 4.000%, 05/15/49	1.2%
Republic of Poland Government Bond, 5.000%, 10/25/35	1.2%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	8.6%
Exchange-Traded Funds	0.0%
U.S. Treasury Obligations	5.9%
U.S. Government Agency Obligations	7.8%
Asset-Backed Securities	9.4%
Commercial Mortgage-Backed Securities	11.2%
Sovereign Bonds	14.2%
Collateralized Mortgage Obligations	19.8%
Corporate Bonds/Notes	23.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: IGBRX

Voya Global Bond Fund

92913W649-SAR

Class R6: IGBZX

Voya Global Bond Fund

Semi-Annual Shareholder Report

                   April 30, 2026

This semi-annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$32	0.65%

Fund Statistics

  Total Net Assets$80,367,733
  # of Portfolio Holdings925
  Portfolio Turnover Rate67%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fannie Mae, 2.000%, 05/01/56	2.3%
United States Treasury Notes, 3.750%, 04/30/28	1.9%
Thailand Government Bond, 2.875%, 12/17/28	1.7%
Peru Government Bond, 6.350%, 08/12/28	1.5%
Fannie Mae, 2.500%, 05/01/56	1.4%
Mexican Bonos, 8.500%, 11/18/38	1.3%
Dryden 49 Senior Loan Fund - Class CR, 5.987%, 07/18/30	1.3%
Elevation Clo Ltd. - Class C1R, 5.673%, 07/15/34	1.2%
Freddie Mac REMIC Trust - Class ZA, 4.000%, 05/15/49	1.2%
Republic of Poland Government Bond, 5.000%, 10/25/35	1.2%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	8.6%
Exchange-Traded Funds	0.0%
U.S. Treasury Obligations	5.9%
U.S. Government Agency Obligations	7.8%
Asset-Backed Securities	9.4%
Commercial Mortgage-Backed Securities	11.2%
Sovereign Bonds	14.2%
Collateralized Mortgage Obligations	19.8%
Corporate Bonds/Notes	23.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: IGBZX

Voya Global Bond Fund

92913W854-SAR

Class W: IGBWX

Voya Global Bond Fund

Semi-Annual Shareholder Report

                   April 30, 2026

This semi-annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$32	0.65%

Fund Statistics

  Total Net Assets$80,367,733
  # of Portfolio Holdings925
  Portfolio Turnover Rate67%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fannie Mae, 2.000%, 05/01/56	2.3%
United States Treasury Notes, 3.750%, 04/30/28	1.9%
Thailand Government Bond, 2.875%, 12/17/28	1.7%
Peru Government Bond, 6.350%, 08/12/28	1.5%
Fannie Mae, 2.500%, 05/01/56	1.4%
Mexican Bonos, 8.500%, 11/18/38	1.3%
Dryden 49 Senior Loan Fund - Class CR, 5.987%, 07/18/30	1.3%
Elevation Clo Ltd. - Class C1R, 5.673%, 07/15/34	1.2%
Freddie Mac REMIC Trust - Class ZA, 4.000%, 05/15/49	1.2%
Republic of Poland Government Bond, 5.000%, 10/25/35	1.2%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	8.6%
Exchange-Traded Funds	0.0%
U.S. Treasury Obligations	5.9%
U.S. Government Agency Obligations	7.8%
Asset-Backed Securities	9.4%
Commercial Mortgage-Backed Securities	11.2%
Sovereign Bonds	14.2%
Collateralized Mortgage Obligations	19.8%
Corporate Bonds/Notes	23.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: IGBWX

Voya Global Bond Fund

92913W508-SAR

Class A: NAWGX

Voya Global High Dividend Low Volatility Fund

Semi-Annual Shareholder Report

                   April 30, 2026

This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$45	0.87%

Fund Statistics

  Total Net Assets$277,560,220
  # of Portfolio Holdings242
  Portfolio Turnover Rate33%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	3.9%
Johnson & Johnson	1.8%
Meta Platforms, Inc. - Class A	1.5%
Cisco Systems, Inc.	1.4%
AbbVie, Inc.	1.3%
Coca-Cola Co.	1.3%
PepsiCo, Inc.	1.0%
Toronto-Dominion Bank	1.0%
Pfizer, Inc.	0.9%
TJX Cos., Inc.	0.9%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.4%
Countries-Other	4.8%
Hong Kong	0.9%
Norway	1.0%
Spain	1.1%
Germany	1.4%
Netherlands	1.9%
Australia	2.2%
France	2.9%
United Kingdom	4.2%
Japan	4.6%
Canada	4.8%
United States	68.8%

Sector Allocation

Table Summary
Value	Value
Financials	24.8%
Industrials	13.2%
Health Care	11.1%
Communication Services	10.5%
Consumer Staples	8.5%
Information Technology	7.5%
Energy	6.5%
Utilities	5.5%
Consumer Discretionary	4.1%
Real Estate	3.9%
Materials	3.0%
Exchange-Traded Funds	0.9%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: NAWGX

Voya Global High Dividend Low Volatility Fund

92913X811-SAR

Class C: NAWCX

Voya Global High Dividend Low Volatility Fund

Semi-Annual Shareholder Report

                   April 30, 2026

This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$84	1.62%

Fund Statistics

  Total Net Assets$277,560,220
  # of Portfolio Holdings242
  Portfolio Turnover Rate33%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	3.9%
Johnson & Johnson	1.8%
Meta Platforms, Inc. - Class A	1.5%
Cisco Systems, Inc.	1.4%
AbbVie, Inc.	1.3%
Coca-Cola Co.	1.3%
PepsiCo, Inc.	1.0%
Toronto-Dominion Bank	1.0%
Pfizer, Inc.	0.9%
TJX Cos., Inc.	0.9%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.4%
Countries-Other	4.8%
Hong Kong	0.9%
Norway	1.0%
Spain	1.1%
Germany	1.4%
Netherlands	1.9%
Australia	2.2%
France	2.9%
United Kingdom	4.2%
Japan	4.6%
Canada	4.8%
United States	68.8%

Sector Allocation

Table Summary
Value	Value
Financials	24.8%
Industrials	13.2%
Health Care	11.1%
Communication Services	10.5%
Consumer Staples	8.5%
Information Technology	7.5%
Energy	6.5%
Utilities	5.5%
Consumer Discretionary	4.1%
Real Estate	3.9%
Materials	3.0%
Exchange-Traded Funds	0.9%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: NAWCX

Voya Global High Dividend Low Volatility Fund

92913X837-SAR

Class I: NAWIX

Voya Global High Dividend Low Volatility Fund

Semi-Annual Shareholder Report

                   April 30, 2026

This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$32	0.62%

Fund Statistics

  Total Net Assets$277,560,220
  # of Portfolio Holdings242
  Portfolio Turnover Rate33%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	3.9%
Johnson & Johnson	1.8%
Meta Platforms, Inc. - Class A	1.5%
Cisco Systems, Inc.	1.4%
AbbVie, Inc.	1.3%
Coca-Cola Co.	1.3%
PepsiCo, Inc.	1.0%
Toronto-Dominion Bank	1.0%
Pfizer, Inc.	0.9%
TJX Cos., Inc.	0.9%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.4%
Countries-Other	4.8%
Hong Kong	0.9%
Norway	1.0%
Spain	1.1%
Germany	1.4%
Netherlands	1.9%
Australia	2.2%
France	2.9%
United Kingdom	4.2%
Japan	4.6%
Canada	4.8%
United States	68.8%

Sector Allocation

Table Summary
Value	Value
Financials	24.8%
Industrials	13.2%
Health Care	11.1%
Communication Services	10.5%
Consumer Staples	8.5%
Information Technology	7.5%
Energy	6.5%
Utilities	5.5%
Consumer Discretionary	4.1%
Real Estate	3.9%
Materials	3.0%
Exchange-Traded Funds	0.9%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: NAWIX

Voya Global High Dividend Low Volatility Fund

92914A752-SAR

Class R6: VGHRX

Voya Global High Dividend Low Volatility Fund

Semi-Annual Shareholder Report

                   April 30, 2026

This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$31	0.59%

Fund Statistics

  Total Net Assets$277,560,220
  # of Portfolio Holdings242
  Portfolio Turnover Rate33%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	3.9%
Johnson & Johnson	1.8%
Meta Platforms, Inc. - Class A	1.5%
Cisco Systems, Inc.	1.4%
AbbVie, Inc.	1.3%
Coca-Cola Co.	1.3%
PepsiCo, Inc.	1.0%
Toronto-Dominion Bank	1.0%
Pfizer, Inc.	0.9%
TJX Cos., Inc.	0.9%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.4%
Countries-Other	4.8%
Hong Kong	0.9%
Norway	1.0%
Spain	1.1%
Germany	1.4%
Netherlands	1.9%
Australia	2.2%
France	2.9%
United Kingdom	4.2%
Japan	4.6%
Canada	4.8%
United States	68.8%

Sector Allocation

Table Summary
Value	Value
Financials	24.8%
Industrials	13.2%
Health Care	11.1%
Communication Services	10.5%
Consumer Staples	8.5%
Information Technology	7.5%
Energy	6.5%
Utilities	5.5%
Consumer Discretionary	4.1%
Real Estate	3.9%
Materials	3.0%
Exchange-Traded Funds	0.9%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VGHRX

Voya Global High Dividend Low Volatility Fund

92914A380-SAR

Class W: IGVWX

Voya Global High Dividend Low Volatility Fund

Semi-Annual Shareholder Report

                   April 30, 2026

This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$32	0.62%

Fund Statistics

  Total Net Assets$277,560,220
  # of Portfolio Holdings242
  Portfolio Turnover Rate33%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	3.9%
Johnson & Johnson	1.8%
Meta Platforms, Inc. - Class A	1.5%
Cisco Systems, Inc.	1.4%
AbbVie, Inc.	1.3%
Coca-Cola Co.	1.3%
PepsiCo, Inc.	1.0%
Toronto-Dominion Bank	1.0%
Pfizer, Inc.	0.9%
TJX Cos., Inc.	0.9%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.4%
Countries-Other	4.8%
Hong Kong	0.9%
Norway	1.0%
Spain	1.1%
Germany	1.4%
Netherlands	1.9%
Australia	2.2%
France	2.9%
United Kingdom	4.2%
Japan	4.6%
Canada	4.8%
United States	68.8%

Sector Allocation

Table Summary
Value	Value
Financials	24.8%
Industrials	13.2%
Health Care	11.1%
Communication Services	10.5%
Consumer Staples	8.5%
Information Technology	7.5%
Energy	6.5%
Utilities	5.5%
Consumer Discretionary	4.1%
Real Estate	3.9%
Materials	3.0%
Exchange-Traded Funds	0.9%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: IGVWX

Voya Global High Dividend Low Volatility Fund

92913W706-SAR

Class A: IEMHX

Voya Multi-Manager Emerging Markets Equity Fund

Semi-Annual Shareholder Report

                   April 30, 2026

This semi-annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$82	1.48%

Fund Statistics

  Total Net Assets$241,656,015
  # of Portfolio Holdings355
  Portfolio Turnover Rate39%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	11.1%
SK Square Co. Ltd.	6.7%
SK Hynix, Inc.	5.8%
Samsung Electronics Co. Ltd.	4.1%
Tencent Holdings Ltd.	2.7%
Alibaba Group Holding Ltd.	2.4%
HDFC Bank Ltd.	1.8%
Yum China Holdings, Inc.	1.7%
AIA Group Ltd.	1.7%
Reliance Industries Ltd.	1.6%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.8%
Countries-Other	10.3%
Hong Kong	1.7%
Thailand	1.7%
Indonesia	1.7%
Singapore	2.4%
South Africa	3.2%
Mexico	5.5%
Brazil	9.5%
India	10.3%
China	12.2%
Taiwan	16.0%
South Korea	24.7%

Sector Allocation

Table Summary
Value	Value
Information Technology	30.7%
Financials	15.6%
Industrials	13.1%
Consumer Discretionary	12.0%
Communication Services	7.1%
Consumer Staples	6.8%
Energy	5.3%
Materials	3.3%
Utilities	2.6%
Health Care	1.4%
Real Estate	1.3%
Exchange-Traded Funds	0.2%
Short-Term Investments	0.8%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: IEMHX

Voya Multi-Manager Emerging Markets Equity Fund

92913W714-SAR

Class C: IEMJX

Voya Multi-Manager Emerging Markets Equity Fund

Semi-Annual Shareholder Report

                   April 30, 2026

This semi-annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$124	2.23%

Fund Statistics

  Total Net Assets$241,656,015
  # of Portfolio Holdings355
  Portfolio Turnover Rate39%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	11.1%
SK Square Co. Ltd.	6.7%
SK Hynix, Inc.	5.8%
Samsung Electronics Co. Ltd.	4.1%
Tencent Holdings Ltd.	2.7%
Alibaba Group Holding Ltd.	2.4%
HDFC Bank Ltd.	1.8%
Yum China Holdings, Inc.	1.7%
AIA Group Ltd.	1.7%
Reliance Industries Ltd.	1.6%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.8%
Countries-Other	10.3%
Hong Kong	1.7%
Thailand	1.7%
Indonesia	1.7%
Singapore	2.4%
South Africa	3.2%
Mexico	5.5%
Brazil	9.5%
India	10.3%
China	12.2%
Taiwan	16.0%
South Korea	24.7%

Sector Allocation

Table Summary
Value	Value
Information Technology	30.7%
Financials	15.6%
Industrials	13.1%
Consumer Discretionary	12.0%
Communication Services	7.1%
Consumer Staples	6.8%
Energy	5.3%
Materials	3.3%
Utilities	2.6%
Health Care	1.4%
Real Estate	1.3%
Exchange-Traded Funds	0.2%
Short-Term Investments	0.8%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: IEMJX

Voya Multi-Manager Emerging Markets Equity Fund

92913W722-SAR

Class I: IEMGX

Voya Multi-Manager Emerging Markets Equity Fund

Semi-Annual Shareholder Report

                   April 30, 2026

This semi-annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$63	1.13%

Fund Statistics

  Total Net Assets$241,656,015
  # of Portfolio Holdings355
  Portfolio Turnover Rate39%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	11.1%
SK Square Co. Ltd.	6.7%
SK Hynix, Inc.	5.8%
Samsung Electronics Co. Ltd.	4.1%
Tencent Holdings Ltd.	2.7%
Alibaba Group Holding Ltd.	2.4%
HDFC Bank Ltd.	1.8%
Yum China Holdings, Inc.	1.7%
AIA Group Ltd.	1.7%
Reliance Industries Ltd.	1.6%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.8%
Countries-Other	10.3%
Hong Kong	1.7%
Thailand	1.7%
Indonesia	1.7%
Singapore	2.4%
South Africa	3.2%
Mexico	5.5%
Brazil	9.5%
India	10.3%
China	12.2%
Taiwan	16.0%
South Korea	24.7%

Sector Allocation

Table Summary
Value	Value
Information Technology	30.7%
Financials	15.6%
Industrials	13.1%
Consumer Discretionary	12.0%
Communication Services	7.1%
Consumer Staples	6.8%
Energy	5.3%
Materials	3.3%
Utilities	2.6%
Health Care	1.4%
Real Estate	1.3%
Exchange-Traded Funds	0.2%
Short-Term Investments	0.8%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IEMGX

Voya Multi-Manager Emerging Markets Equity Fund

92913W680-SAR

Class R: IEMKX

Voya Multi-Manager Emerging Markets Equity Fund

Semi-Annual Shareholder Report

                   April 30, 2026

This semi-annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$96	1.73%

Fund Statistics

  Total Net Assets$241,656,015
  # of Portfolio Holdings355
  Portfolio Turnover Rate39%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	11.1%
SK Square Co. Ltd.	6.7%
SK Hynix, Inc.	5.8%
Samsung Electronics Co. Ltd.	4.1%
Tencent Holdings Ltd.	2.7%
Alibaba Group Holding Ltd.	2.4%
HDFC Bank Ltd.	1.8%
Yum China Holdings, Inc.	1.7%
AIA Group Ltd.	1.7%
Reliance Industries Ltd.	1.6%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.8%
Countries-Other	10.3%
Hong Kong	1.7%
Thailand	1.7%
Indonesia	1.7%
Singapore	2.4%
South Africa	3.2%
Mexico	5.5%
Brazil	9.5%
India	10.3%
China	12.2%
Taiwan	16.0%
South Korea	24.7%

Sector Allocation

Table Summary
Value	Value
Information Technology	30.7%
Financials	15.6%
Industrials	13.1%
Consumer Discretionary	12.0%
Communication Services	7.1%
Consumer Staples	6.8%
Energy	5.3%
Materials	3.3%
Utilities	2.6%
Health Care	1.4%
Real Estate	1.3%
Exchange-Traded Funds	0.2%
Short-Term Investments	0.8%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: IEMKX

Voya Multi-Manager Emerging Markets Equity Fund

92913W730-SAR

Class W: IEMLX

Voya Multi-Manager Emerging Markets Equity Fund

Semi-Annual Shareholder Report

                   April 30, 2026

This semi-annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$68	1.23%

Fund Statistics

  Total Net Assets$241,656,015
  # of Portfolio Holdings355
  Portfolio Turnover Rate39%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	11.1%
SK Square Co. Ltd.	6.7%
SK Hynix, Inc.	5.8%
Samsung Electronics Co. Ltd.	4.1%
Tencent Holdings Ltd.	2.7%
Alibaba Group Holding Ltd.	2.4%
HDFC Bank Ltd.	1.8%
Yum China Holdings, Inc.	1.7%
AIA Group Ltd.	1.7%
Reliance Industries Ltd.	1.6%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.8%
Countries-Other	10.3%
Hong Kong	1.7%
Thailand	1.7%
Indonesia	1.7%
Singapore	2.4%
South Africa	3.2%
Mexico	5.5%
Brazil	9.5%
India	10.3%
China	12.2%
Taiwan	16.0%
South Korea	24.7%

Sector Allocation

Table Summary
Value	Value
Information Technology	30.7%
Financials	15.6%
Industrials	13.1%
Consumer Discretionary	12.0%
Communication Services	7.1%
Consumer Staples	6.8%
Energy	5.3%
Materials	3.3%
Utilities	2.6%
Health Care	1.4%
Real Estate	1.3%
Exchange-Traded Funds	0.2%
Short-Term Investments	0.8%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: IEMLX

Voya Multi-Manager Emerging Markets Equity Fund

92913W748-SAR

Class I: IIGIX

Voya Multi-Manager International Equity Fund

Semi-Annual Shareholder Report

                   April 30, 2026

This semi-annual shareholder report contains important information about Voya Multi-Manager International Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$46	0.88%

Fund Statistics

  Total Net Assets$642,315,453
  # of Portfolio Holdings587
  Portfolio Turnover Rate40%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	3.5%
ASML Holding NV	1.7%
Samsung Electronics Co. Ltd.	1.7%
Tencent Holdings Ltd.	1.3%
GSK PLC	1.2%
Roche Holding AG	1.2%
London Stock Exchange Group PLC	1.0%
SK Hynix, Inc.	1.0%
Novo Nordisk A/S - Class B	0.9%
AIA Group Ltd.	0.9%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	2.2%
Countries-Other	26.4%
Sweden	3.1%
South Korea	4.5%
China	4.9%
Netherlands	5.3%
Germany	5.6%
Canada	5.8%
France	5.9%
United States	6.8%
Taiwan	7.4%
United Kingdom	9.7%
Japan	12.4%

Sector Allocation

Table Summary
Value	Value
Financials	22.8%
Information Technology	19.2%
Industrials	15.3%
Health Care	10.1%
Energy	6.6%
Communication Services	5.5%
Consumer Discretionary	5.2%
Consumer Staples	5.0%
Materials	4.7%
Utilities	1.9%
Real Estate	1.5%
Computers & Office Equipment	0.0%
Short-Term Investments	2.0%
Assets in Excess of Other Liabilities	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IIGIX

Voya Multi-Manager International Equity Fund

92914A596-SAR

Class A: NTKLX

Voya Multi-Manager International Small Cap Fund

Semi-Annual Shareholder Report

                   April 30, 2026

This semi-annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$78	1.46%

Fund Statistics

  Total Net Assets$584,537,341
  # of Portfolio Holdings1,429
  Portfolio Turnover Rate39%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Klepierre SA	1.1%
Vanguard FTSE Developed Markets ETF	1.0%
Hudbay Minerals, Inc.	0.8%
OceanaGold Corp.	0.8%
Mitsui Mining & Smelting Co. Ltd.	0.8%
Dufry AG	0.8%
Bankinter SA	0.8%
Accelleron Industries AG	0.7%
Nordex SE	0.7%
Eiffage SA	0.7%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	2.3%
Countries-Other	17.8%
Netherlands	3.0%
Italy	3.2%
Spain	3.3%
Australia	5.2%
Germany	5.5%
France	5.7%
Switzerland	6.3%
South Korea	7.8%
United Kingdom	7.8%
Canada	10.7%
Japan	21.4%

Sector Allocation

Table Summary
Value	Value
Industrials	22.7%
Materials	13.0%
Financials	12.5%
Information Technology	12.1%
Consumer Discretionary	10.2%
Health Care	6.8%
Energy	6.5%
Real Estate	5.1%
Communication Services	3.9%
Consumer Staples	2.7%
Utilities	2.2%
Exchange-Traded Funds	1.3%
Short-Term Investments	1.2%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: NTKLX

Voya Multi-Manager International Small Cap Fund

92913X779-SAR

Class C: NARCX

Voya Multi-Manager International Small Cap Fund

Semi-Annual Shareholder Report

                   April 30, 2026

This semi-annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$118	2.21%

Fund Statistics

  Total Net Assets$584,537,341
  # of Portfolio Holdings1,429
  Portfolio Turnover Rate39%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Klepierre SA	1.1%
Vanguard FTSE Developed Markets ETF	1.0%
Hudbay Minerals, Inc.	0.8%
OceanaGold Corp.	0.8%
Mitsui Mining & Smelting Co. Ltd.	0.8%
Dufry AG	0.8%
Bankinter SA	0.8%
Accelleron Industries AG	0.7%
Nordex SE	0.7%
Eiffage SA	0.7%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	2.3%
Countries-Other	17.8%
Netherlands	3.0%
Italy	3.2%
Spain	3.3%
Australia	5.2%
Germany	5.5%
France	5.7%
Switzerland	6.3%
South Korea	7.8%
United Kingdom	7.8%
Canada	10.7%
Japan	21.4%

Sector Allocation

Table Summary
Value	Value
Industrials	22.7%
Materials	13.0%
Financials	12.5%
Information Technology	12.1%
Consumer Discretionary	10.2%
Health Care	6.8%
Energy	6.5%
Real Estate	5.1%
Communication Services	3.9%
Consumer Staples	2.7%
Utilities	2.2%
Exchange-Traded Funds	1.3%
Short-Term Investments	1.2%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: NARCX

Voya Multi-Manager International Small Cap Fund

92913X795-SAR

Class I: NAPIX

Voya Multi-Manager International Small Cap Fund

Semi-Annual Shareholder Report

                   April 30, 2026

This semi-annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$63	1.18%

Fund Statistics

  Total Net Assets$584,537,341
  # of Portfolio Holdings1,429
  Portfolio Turnover Rate39%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Klepierre SA	1.1%
Vanguard FTSE Developed Markets ETF	1.0%
Hudbay Minerals, Inc.	0.8%
OceanaGold Corp.	0.8%
Mitsui Mining & Smelting Co. Ltd.	0.8%
Dufry AG	0.8%
Bankinter SA	0.8%
Accelleron Industries AG	0.7%
Nordex SE	0.7%
Eiffage SA	0.7%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	2.3%
Countries-Other	17.8%
Netherlands	3.0%
Italy	3.2%
Spain	3.3%
Australia	5.2%
Germany	5.5%
France	5.7%
Switzerland	6.3%
South Korea	7.8%
United Kingdom	7.8%
Canada	10.7%
Japan	21.4%

Sector Allocation

Table Summary
Value	Value
Industrials	22.7%
Materials	13.0%
Financials	12.5%
Information Technology	12.1%
Consumer Discretionary	10.2%
Health Care	6.8%
Energy	6.5%
Real Estate	5.1%
Communication Services	3.9%
Consumer Staples	2.7%
Utilities	2.2%
Exchange-Traded Funds	1.3%
Short-Term Investments	1.2%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: NAPIX

Voya Multi-Manager International Small Cap Fund

92914A760-SAR

Class R6: VVJFX

Voya Multi-Manager International Small Cap Fund

Semi-Annual Shareholder Report

                   April 30, 2026

This semi-annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$60	1.11%

Fund Statistics

  Total Net Assets$584,537,341
  # of Portfolio Holdings1,429
  Portfolio Turnover Rate39%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Klepierre SA	1.1%
Vanguard FTSE Developed Markets ETF	1.0%
Hudbay Minerals, Inc.	0.8%
OceanaGold Corp.	0.8%
Mitsui Mining & Smelting Co. Ltd.	0.8%
Dufry AG	0.8%
Bankinter SA	0.8%
Accelleron Industries AG	0.7%
Nordex SE	0.7%
Eiffage SA	0.7%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	2.3%
Countries-Other	17.8%
Netherlands	3.0%
Italy	3.2%
Spain	3.3%
Australia	5.2%
Germany	5.5%
France	5.7%
Switzerland	6.3%
South Korea	7.8%
United Kingdom	7.8%
Canada	10.7%
Japan	21.4%

Sector Allocation

Table Summary
Value	Value
Industrials	22.7%
Materials	13.0%
Financials	12.5%
Information Technology	12.1%
Consumer Discretionary	10.2%
Health Care	6.8%
Energy	6.5%
Real Estate	5.1%
Communication Services	3.9%
Consumer Staples	2.7%
Utilities	2.2%
Exchange-Traded Funds	1.3%
Short-Term Investments	1.2%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VVJFX

Voya Multi-Manager International Small Cap Fund

92914A372-SAR

Class W: ISCWX

Voya Multi-Manager International Small Cap Fund

Semi-Annual Shareholder Report

                   April 30, 2026

This semi-annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$65	1.21%

Fund Statistics

  Total Net Assets$584,537,341
  # of Portfolio Holdings1,429
  Portfolio Turnover Rate39%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Klepierre SA	1.1%
Vanguard FTSE Developed Markets ETF	1.0%
Hudbay Minerals, Inc.	0.8%
OceanaGold Corp.	0.8%
Mitsui Mining & Smelting Co. Ltd.	0.8%
Dufry AG	0.8%
Bankinter SA	0.8%
Accelleron Industries AG	0.7%
Nordex SE	0.7%
Eiffage SA	0.7%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	2.3%
Countries-Other	17.8%
Netherlands	3.0%
Italy	3.2%
Spain	3.3%
Australia	5.2%
Germany	5.5%
France	5.7%
Switzerland	6.3%
South Korea	7.8%
United Kingdom	7.8%
Canada	10.7%
Japan	21.4%

Sector Allocation

Table Summary
Value	Value
Industrials	22.7%
Materials	13.0%
Financials	12.5%
Information Technology	12.1%
Consumer Discretionary	10.2%
Health Care	6.8%
Energy	6.5%
Real Estate	5.1%
Communication Services	3.9%
Consumer Staples	2.7%
Utilities	2.2%
Exchange-Traded Funds	1.3%
Short-Term Investments	1.2%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: ISCWX

Voya Multi-Manager International Small Cap Fund

92914A307-SAR

Portfolio: VVIFX

Voya VACS Series EME Fund

Semi-Annual Shareholder Report

                   April 30, 2026

This semi-annual shareholder report contains important information about Voya VACS Series EME Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
VACS Series	$9	0.16%

Fund Statistics

  Total Net Assets$344,137,445
  # of Portfolio Holdings333
  Portfolio Turnover Rate50%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	11.1%
SK Square Co. Ltd.	6.8%
SK Hynix, Inc.	5.8%
Samsung Electronics Co. Ltd.	4.2%
Tencent Holdings Ltd.	2.7%
Alibaba Group Holding Ltd.	2.4%
HDFC Bank Ltd.	1.8%
Yum China Holdings, Inc.	1.7%
AIA Group Ltd.	1.7%
Reliance Industries Ltd.	1.6%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.9%
Countries-Other	10.2%
Thailand	1.7%
Indonesia	1.7%
Hong Kong	1.7%
Singapore	2.4%
South Africa	3.1%
Mexico	5.4%
Brazil	9.5%
India	10.3%
China	12.2%
Taiwan	16.1%
South Korea	24.8%

Sector Allocation

Table Summary
Value	Value
Information Technology	30.8%
Financials	15.5%
Industrials	13.1%
Consumer Discretionary	12.1%
Communication Services	7.0%
Consumer Staples	6.7%
Energy	5.3%
Materials	3.3%
Utilities	2.6%
Health Care	1.4%
Real Estate	1.3%
Exchange-Traded Funds	0.2%
Short-Term Investments	1.5%
Liabilities in Excess of Other Assets	(0.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Portfolio: VVIFX

Voya VACS Series EME Fund

92913W359-SAR

(b)       Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Investments.

(a)       Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Semi-Annual Financial Statements and Other Information

April 30, 2026

Classes A, C, I, R, R6 and W

Global and International Funds

■	Voya Global Bond Fund

■	Voya Global High Dividend Low Volatility Fund

■	Voya Multi-Manager International Small Cap Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2026 (Unaudited)

		Voya Global
		High Dividend	Voya Multi-Manager
	Voya Global	Low Volatility	International
	Bond Fund	Fund	Small Cap Fund
ASSETS:
Investments in securities at fair value+*	$73,490,558	$276,249,504	$578,311,808
Investments in affiliated underlying funds at fair value**	4,950	–	–
Short-term investments at fair value†	5,675,677	492,607	7,253,284
Cash	–	71,518	–
Cash collateral for futures contracts	495,045	–	–
Cash pledged for centrally cleared swaps (Note 2)	1,886,000	–	–
Cash pledged as collateral for OTC derivatives (Note 2)	260,000	–	–
Foreign currencies at value‡	3,398,243	3,301	709,580
Receivables:
Investment securities sold	332,215	–	215,562
Investment securities sold on a delayed-delivery or when-issued basis	873,365	–	–
Fund shares sold	327,919	2,708	908,613
Dividends	5,910	508,397	2,293,624
Interest	706,448	–	–
Foreign tax reclaims	18,475	602,740	595,109
Variation margin on futures contracts	99,203	–	–
Unrealized appreciation on forward foreign currency contracts	295,932	–	740
Unrealized appreciation on forward premium swaptions	209,542	–	–
Unrealized appreciation on OTC swap agreements	20,372	–	–
Prepaid expenses	43,513	48,771	53,983
Reimbursement due from Investment Adviser	32,012	15,233	–
Other assets	13,036	24,294	9,992
Total assets	88,188,415	278,019,073	590,352,295

LIABILITIES:
Income distribution payable	297,122	–	–
Payable for investment securities purchased	559,638	–	462,813
Payable for investment securities purchased on a delayed-delivery or when-issued basis	4,782,464	–	–
Payable for fund shares redeemed	403,361	19,172	649,073
Payable upon receipt of securities loaned	779,657	160,607	4,029,118
Unrealized depreciation on forward foreign currency contracts	74,623	–	134
Unrealized depreciation on forward premium swaptions	249,450	–	–
Unrealized depreciation on OTC swap agreements	391,216	–	–
Variation margin payable on centrally cleared swaps	14,741	–	–
Cash received as collateral for OTC derivatives (Note 2)	50,000	–	–
Payable for investment management fees	33,215	112,225	463,869
Payable for distribution and shareholder service fees	5,889	48,947	16,626
Payable to custodian due to bank overdraft	17,671	–	15
Payable to trustees under the deferred compensation plan (Note 6)	13,036	24,294	9,992
Payable for trustee fees	253	678	1,277
Other accrued expenses and liabilities	120,571	92,930	181,190
Other payables	–	–	847
Written options, at fair value^	27,775	–	–
Total liabilities	7,820,682	458,853	5,814,954
NET ASSETS	$80,367,733	$277,560,220	$584,537,341

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2026 (Unaudited) (continued)

		Voya Global High Dividend	Voya Multi-Manager
	Voya Global Bond Fund	Low Volatility Fund	International Small Cap Fund
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$121,036,745	$216,271,382	$434,406,465
Total distributable earnings (loss)	(40,669,012)	61,288,838	150,130,876
NET ASSETS	$80,367,733	$277,560,220	$584,537,341

+ Including securities loaned at value	$757,109	$152,378	$3,749,060
* Cost of investments in securities	$78,439,636	$227,561,477	$450,712,631
** Cost of investments in affiliated underlying funds	$4,969	$—	$—
† Cost of short-term investments	$5,675,994	$492,607	$7,253,284
‡ Cost of foreign currencies	$3,302,119	$3,246	$710,776
^ Premiums received on written options	$36,199	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2026 (Unaudited) (continued)

			Voya Global High Dividend	Voya Multi-Manager
	Voya Global Bond Fund		Low Volatility Fund	International Small Cap Fund
Class A
Net assets	$18,202,475		$234,569,603	$75,521,139
Shares authorized	unlimited		unlimited	unlimited
Par value	—		—	—
Shares outstanding	2,533,580		4,368,324	912,544
Net asset value and redemption price per share†	$7.18		$53.70	$82.76
Maximum offering price per share (5.75%)(1)	$7.36	(2)	$56.98	$87.81
Class C
Net assets	$540,215		$1,768,297	$2,066,998
Shares authorized	unlimited		unlimited	unlimited
Par value	—		—	—
Shares outstanding	75,542		35,892	28,176
Net asset value and redemption price per share†	$7.15		$49.27	$73.36
Class I
Net assets	$17,165,511		$36,640,209	$470,752,755
Shares authorized	unlimited		unlimited	unlimited
Par value	—		—	—
Shares outstanding	2,400,971		674,788	5,707,553
Net asset value and redemption price per share	$7.15		$54.30	$82.48
Class R
Net assets	$4,130,374		n/a	n/a
Shares authorized	unlimited		n/a	n/a
Par value	—		n/a	n/a
Shares outstanding	573,295		n/a	n/a
Net asset value and redemption price per share	$7.20		n/a	n/a
Class R6
Net assets	$8,805,368		$165,742	$1,205,328
Shares authorized	unlimited		unlimited	unlimited
Par value	—		—	—
Shares outstanding	1,228,741		3,054	14,600
Net asset value and redemption price per share	$7.17		$54.26	$82.56
Class W
Net assets	$31,523,790		$4,416,369	$34,991,121
Shares authorized	unlimited		unlimited	unlimited
Par value	—		—	—
Shares outstanding	4,464,624		81,409	321,190
Net asset value and redemption price per share	$7.06		$54.25	$108.94

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
(2)	Maximum offering price is 2.50% and is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended April 30, 2026 (Unaudited)

		Voya Global High Dividend	Voya Multi-Manager
	Voya Global Bond Fund	Low Volatility Fund	International Small Cap Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$28,534	$3,507,945	$6,237,765
Dividends from affiliated underlying funds	32	—	—
Interest, net of foreign taxes withheld*	2,330,802	391	—
Securities lending income, net	2,962	145	31,048
Other	341	837	1,512
Total investment income	2,362,671	3,509,318	6,270,325
EXPENSES:
Investment management fees	251,240	672,402	2,526,170
Distribution and shareholder service fees:
Class A	23,094	285,145	85,767
Class C	2,748	8,945	9,350
Class R	10,319	—	—
Transfer agent fees:
Class A	16,679	140,879	38,557
Class C	496	1,105	1,043
Class I	43,085	9,602	176,019
Class R	3,728	—	—
Class R6	538	61	86
Class W	29,544	2,615	18,018
Shareholder reporting expense	20,276	17,693	15,087
Registration fees	40,327	34,100	42,959
Professional fees	16,500	28,486	50,699
Custody and accounting expense	43,751	19,161	107,584
Trustee fees	1,266	3,390	6,384
Miscellaneous expense	13,198	18,821	26,644
Interest expense	—	1,219	1,099
Total expenses	516,789	1,243,624	3,105,466
Waived and reimbursed fees	(151,939)	(119,700)	—
Brokerage commission recapture	—	—	(25)
Net expenses	364,850	1,123,924	3,105,441
Net investment income	1,997,821	2,385,394	3,164,884
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,285,604	15,809,124	23,111,606
Forward foreign currency contracts	(116,519)	—	17,579
Foreign currency related transactions	(969,935)	(2,768)	(126,836)
Futures	226,754	—	—
Swaps	(1,620,477)	—	—
Written options	68,952	—	—
Net realized gain (loss)	(1,125,621)	15,806,356	23,002,349
Net change in unrealized appreciation (depreciation) on:
Investments	(1,567,360)	8,641,177	49,438,748
Affiliated underlying funds	(19)	—	—
Forward foreign currency contracts	1,343,378	—	650
Foreign currency related transactions	56,127	23,997	66,088
Futures	(1,073,596)	—	—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended April 30, 2026 (Unaudited) (continued)

		Voya Global High Dividend	Voya Multi-Manager
	Voya Global Bond Fund	Low Volatility Fund	International Small Cap Fund
Swaps	603,876	—	—
Written options	(116,815)	—	—
Net change in unrealized appreciation (depreciation)	(754,409)	8,665,174	49,505,486
Net realized and unrealized gain (loss)	(1,880,030)	24,471,530	72,507,835
Increase in net assets resulting from operations	$117,791	$26,856,924	$75,672,719
* Foreign taxes withheld	$9,359	$254,347	$738,829

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Global Bond Fund		Voya Global High Dividend Low Volatility Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	April 30, 2026	October 31,	April 30, 2026	October 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$1,997,821	$6,834,023	$2,385,394	$5,939,888
Net realized gain (loss)	(1,125,621)	(915,165)	15,806,356	20,046,582
Net change in unrealized appreciation (depreciation)	(754,409)	3,945,092	8,665,174	5,110,325
Increase in net assets resulting from operations	117,791	9,863,950	26,856,924	31,096,795

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(401,229)	(833,925)	(8,745,827)	(4,902,051)
Class C	(9,882)	(21,436)	(70,410)	(36,461)
Class I	(823,335)	(4,301,146)	(1,370,222)	(789,021)
Class R	(84,522)	(176,166)	—	—
Class R6	(203,996)	(602,348)	(6,580)	(3,785)
Class W	(751,815)	(1,610,476)	(166,908)	(98,057)
Total distributions	(2,274,779)	(7,545,497)	(10,359,947)	(5,829,375)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,313,469	35,155,658	6,721,898	11,025,385
Reinvestment of distributions	2,225,111	7,303,878	9,006,481	5,045,721
	11,538,580	42,459,536	15,728,379	16,071,106
Cost of shares redeemed	(64,455,354)	(96,730,978)	(17,850,656)	(29,742,722)
Net decrease in net assets resulting from capital share transactions	(52,916,774)	(54,271,442)	(2,122,277)	(13,671,616)
Net increase (decrease) in net assets	(55,073,762)	(51,952,989)	14,374,700	11,595,804

NET ASSETS:
Beginning of year or period	135,441,495	187,394,484	263,185,520	251,589,716
End of year or period	$80,367,733	$135,441,495	$277,560,220	$263,185,520

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Multi-Manager
	International Small Cap Fund
	Six Months
	Ended	Year Ended
	April 30, 2026	October 31,
	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$3,164,884	$5,553,716
Net realized gain	23,002,349	33,786,673
Net change in unrealized appreciation (depreciation)	49,505,486	50,721,233
Increase in net assets resulting from operations	75,672,719	90,061,622

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(5,101,628)	(1,173,638)
Class C	(232,237)	(44,372)
Class I	(28,813,950)	(5,116,475)
Class R6	(87,100)	(9,098)
Class W	(1,927,953)	(485,844)
Total distributions	(36,162,868)	(6,829,427)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	159,627,796	125,409,961
Reinvestment of distributions	35,142,873	6,663,924
	194,770,669	132,073,885
Cost of shares redeemed	(84,270,436)	(63,228,703)
Net increase in net assets resulting from capital share transactions	110,500,233	68,845,182)
Net increase in net assets	150,010,084	152,077,377

NET ASSETS:
Beginning of year or period	434,527,257	282,449,880
End of year or period	$584,537,341	$434,527,257

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

Voya Global Bond Fund
Class A
04-30-26+	7.35	0.14•	(0.15)	(0.01)	0.16		—	—	0.16	—	7.18	(0.19)	1.21	0.90	0.90	3.82	18,202	67
10-31-25	7.26	0.30•	0.12	0.42	0.33		—	—	0.33	—	7.35	5.88	1.12	0.90	0.90	4.12	18,971	128
10-31-24	6.81	0.29•	0.48	0.77	0.31		—	0.01	0.32	—	7.26	11.35	1.11	0.90	0.90	4.00	19,298	177
10-31-23	6.98	0.25•	(0.13)	0.12	0.21		—	0.08	0.29	—	6.81	1.51	1.09	0.90	0.90	3.47	20,493	292
10-31-22	9.34	0.17•	(2.21)	(2.04)	0.00	*	—	0.32	0.32	—	6.98	(22.22)	1.05	0.90	0.90	2.04	23,251	218
10-31-21	9.77	0.18•	(0.19)	(0.01)	0.04		—	0.38	0.42	—	9.34	(0.18)	1.02	0.90	0.90	1.90	34,657	191
Class C
04-30-26+	7.32	0.11•	(0.15)	(0.04)	0.13		—	—	0.13	—	7.15	(0.57)	1.96	1.65	1.65	3.07	540	67
10-31-25	7.23	0.24•	0.12	0.36	0.27		—	—	0.27	—	7.32	5.09	1.87	1.65	1.65	3.36	558	128
10-31-24	6.78	0.24•	0.47	0.71	0.25		—	0.01	0.26	—	7.23	10.58	1.86	1.65	1.65	3.25	635	177
10-31-23	6.95	0.19•	(0.13)	0.06	0.15		—	0.08	0.23	—	6.78	0.68	1.84	1.65	1.65	2.69	615	292
10-31-22	9.29	0.10•	(2.18)	(2.08)	0.00	*	—	0.26	0.26	—	6.95	(22.73)	1.80	1.65	1.65	1.27	1,139	218
10-31-21	9.71	0.11•	(0.18)	(0.07)	0.03		—	0.32	0.35	—	9.29	(0.85)	1.77	1.65	1.65	1.18	3,262	191
Class I
04-30-26+	7.32	0.14•	(0.14)	0.00•	0.17		—	—	0.17	—	7.15	(0.07)	0.98	0.65	0.65	4.01	17,166	67
10-31-25	7.23	0.31•	0.12	0.43	0.34		—	—	0.34	—	7.32	6.14	0.80	0.65	0.65	4.32	69,401	128
10-31-24	6.78	0.31•	0.48	0.79	0.33		—	0.01	0.34	—	7.23	11.69	0.76	0.65	0.65	4.25	113,001	177
10-31-23	6.95	0.27•	(0.14)	0.13	0.22		—	0.08	0.30	—	6.78	1.68	0.73	0.65	0.65	3.75	117,805	292
10-31-22	9.29	0.19•	(2.19)	(2.00)	0.00	*	—	0.34	0.34	—	6.95	(21.94)	0.71	0.65	0.65	2.29	107,231	218
10-31-21	9.72	0.20•	(0.19)	0.01	0.04		—	0.40	0.44	—	9.29	0.05	0.67	0.65	0.65	2.05	160,932	191
Class R
04-30-26+	7.37	0.13•	(0.15)	(0.02)	0.15		—	—	0.15	—	7.20	(0.30)	1.46	1.15	1.15	3.57	4,130	67
10-31-25	7.28	0.28•	0.12	0.40	0.31		—	—	0.31	—	7.37	5.61	1.37	1.15	1.15	3.86	4,029	128
10-31-24	6.83	0.27•	0.48	0.75	0.29		—	0.01	0.30	—	7.28	11.08	1.36	1.15	1.15	3.75	4,685	177
10-31-23	7.00	0.24•	(0.15)	0.09	0.19		—	0.08	0.27	—	6.83	1.18	1.34	1.15	1.15	3.23	4,303	292
10-31-22	9.35	0.15•	(2.21)	(2.06)	0.00	*	—	0.29	0.29	—	7.00	(22.39)	1.30	1.15	1.15	1.79	4,449	218
10-31-21	9.77	0.16•	(0.20)	(0.04)	0.03		—	0.35	0.38	—	9.35	(0.44)	1.27	1.15	1.15	1.65	6,170	191
Class R6
04-30-26+	7.34	0.15•	(0.15)	0.00•	0.17		—	—	0.17	—	7.17	(0.06)	0.80	0.65	0.65	4.08	8,805	67
10-31-25	7.25	0.31•	0.13	0.44	0.35		—	—	0.35	—	7.34	6.17	0.69	0.65	0.65	4.31	8,727	128
10-31-24	6.80	0.31•	0.48	0.79	0.33		—	0.01	0.34	—	7.25	11.70	0.65	0.65	0.65	4.26	13,378	177
10-31-23	6.97	0.27•	(0.14)	0.13	0.23		—	0.08	0.31	—	6.80	1.72	0.65	0.65	0.65	3.73	80,638	292
10-31-22	9.32	0.19•	(2.19)	(2.00)	0.00	*	—	0.35	0.35	—	6.97	(21.94)	0.62	0.62	0.62	2.32	76,691	218
10-31-21	9.75	0.21•	(0.20)	0.01	0.04		—	0.40	0.44	—	9.32	0.08	0.61	0.61	0.61	2.19	103,575	191
Class W
04-30-26+	7.23	0.14•	(0.15)	(0.01)	0.16		—	—	0.16	—	7.06	(0.10)	0.96	0.65	0.65	4.06	31,524	67
10-31-25	7.14	0.31•	0.12	0.43	0.34		—	—	0.34	—	7.23	6.16	0.87	0.65	0.65	4.37	33,755	128
10-31-24	6.70	0.30•	0.47	0.77	0.32		—	0.01	0.33	—	7.14	11.62	0.86	0.65	0.65	4.25	36,399	177
10-31-23	6.86	0.27•	(0.14)	0.13	0.22		—	0.08	0.30	—	6.70	1.78	0.84	0.65	0.65	3.73	58,313	292
10-31-22	9.17	0.19•	(2.17)	(1.98)	0.00	*	—	0.33	0.33	—	6.86	(22.04)	0.80	0.65	0.65	2.30	53,389	218
10-31-21	9.57	0.21•	(0.18)	0.03	0.04		—	0.39	0.43	—	9.17	0.18	0.77	0.65	0.65	2.19	90,343	191
Voya Global High Dividend Low Volatility Fund
Class A
04-30-26+	50.55	0.45•	4.70	5.15	0.46		1.54	—	2.00	—	53.70	10.41	0.96	0.87	0.87	1.74	234,570	33
10-31-25	45.84	1.10•	4.69	5.79	1.08		—	—	1.08	—	50.55	12.72	0.97	0.85	0.85	2.25	223,215	71
10-31-24	37.74	1.02•	8.17	9.19	1.09		—	—	1.09	—	45.84	24.55	0.99	0.86	0.86	2.37	214,850	70

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)	Expenses net of fee waivers and/or recoupments if any (2)(3)	Expenses net of all reductions/ additions (2)(3)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Global High Dividend Low Volatility Fund (continued)
Class A (continued)
10-31-23	38.32	1.08	•	(0.34)	0.74	1.32	—	—	1.32	—	37.74	1.84	0.97	0.85	0.85	2.74	190,280	69
10-31-22	41.58	1.23	•	(3.53)	(2.30)	0.96	—	—	0.96	—	38.32	(5.56)	1.00	0.85	0.85	3.06	205,989	67
10-31-21	32.14	0.82	•	9.46	10.28	0.84	—	—	0.84	—	41.58	32.16	1.01	0.85	0.85	2.10	230,663	75
Class C
04-30-26+	46.52	0.23	•	4.33	4.56	0.27	1.54	—	1.81	—	49.27	10.02	1.71	1.62	1.62	0.99	1,768	33
10-31-25	42.31	0.67	•	4.32	4.99	0.78	—	—	0.78	—	46.52	11.84	1.72	1.60	1.60	1.50	2,035	71
10-31-24	34.87	0.65	•	7.55	8.20	0.76	—	—	0.76	—	42.31	23.67	1.74	1.61	1.61	1.64	2,158	70
10-31-23	35.51	0.73	•	(0.32)	0.41	1.05	—	—	1.05	—	34.87	1.06	1.72	1.60	1.60	1.99	3,099	69
10-31-22	38.61	0.84	•	(3.25)	(2.41)	0.69	—	—	0.69	—	35.51	(6.28)	1.75	1.60	1.60	2.25	4,208	67
10-31-21	29.90	0.48	•	8.81	9.29	0.58	—	—	0.58	—	38.61	31.17	1.76	1.60	1.60	1.33	6,174	75
Class I
04-30-26+	51.09	0.52	•	4.75	5.27	0.52	1.54	—	2.06	—	54.30	10.55	0.65	0.62	0.62	1.99	36,640	33
10-31-25	46.32	1.23	•	4.73	5.96	1.19	—	—	1.19	—	51.09	12.97	0.65	0.60	0.60	2.50	33,692	71
10-31-24	38.11	1.12	•	8.28	9.40	1.19	—	—	1.19	—	46.32	24.90	0.64	0.61	0.61	2.59	31,022	70
10-31-23	38.68	1.20	•	(0.35)	0.85	1.42	—	—	1.42	—	38.11	2.10	0.62	0.60	0.60	2.99	42,281	69
10-31-22	41.96	1.37	•	(3.59)	(2.22)	1.06	—	—	1.06	—	38.68	(5.33)	0.65	0.60	0.60	3.36	44,628	67
10-31-21	32.43	0.93	•	9.54	10.47	0.94	—	—	0.94	—	41.96	32.47	0.67	0.60	0.60	2.36	58,145	75
Class R6
04-30-26+	51.06	0.53	•	4.74	5.27	0.53	1.54	—	2.07	—	54.26	10.55	0.66	0.59	0.59	2.04	166	33
10-31-25	46.29	1.25	•	4.73	5.98	1.21	—	—	1.21	—	51.06	13.01	0.63	0.57	0.57	2.53	163	71
10-31-24	38.09	1.15	•	8.26	9.41	1.21	—	—	1.21	—	46.29	24.94	0.64	0.58	0.58	2.64	143	70
10-31-23	38.66	1.20	•	(0.34)	0.86	1.43	—	—	1.43	—	38.09	2.12	0.68	0.57	0.57	3.00	102	69
10-31-22	41.94	1.35	•	(3.56)	(2.21)	1.07	—	—	1.07	—	38.66	(5.30)	0.63	0.57	0.57	3.33	118	67
10-31-21	32.41	1.01	•	9.48	10.49	0.96	—	—	0.96	—	41.94	32.57	1.27	0.57	0.57	2.49	126	75
Class W
04-30-26+	51.05	0.52	•	4.75	5.27	0.53	1.54	—	2.07	—	54.25	10.55	0.71	0.62	0.62	2.00	4,416	33
10-31-25	46.27	1.23	•	4.74	5.97	1.19	—	—	1.19	—	51.05	13.00	0.72	0.60	0.60	2.48	4,081	71
10-31-24	38.08	1.14	•	8.25	9.39	1.20	—	—	1.20	—	46.27	24.87	0.74	0.61	0.61	2.62	3,417	70
10-31-23	38.65	1.19	•	(0.34)	0.85	1.42	—	—	1.42	—	38.08	2.10	0.72	0.60	0.60	2.99	3,017	69
10-31-22	41.93	1.35	•	(3.57)	(2.22)	1.06	—	—	1.06	—	38.65	(5.33)	0.75	0.60	0.60	3.33	3,266	67
10-31-21	32.40	0.92	•	9.55	10.47	0.94	—	—	0.94	—	41.93	32.51	0.76	0.60	0.60	2.35	3,745	75
Voya Multi-Manager International Small Cap Fund
Class A
04-30-26+	77.35	0.38	•	11.27	11.65	1.17	5.07	—	6.24	—	82.76	16.11	1.46	1.46	1.46	0.98	75,521	39
10-31-25	61.14	0.93	•	16.64	17.57	1.36	—	—	1.36	—	77.35	29.38	1.52	1.52	1.52	1.39	63,251	77
10-31-24	49.96	0.82	•	11.30	12.12	0.94	—	—	0.94	—	61.14	24.53	1.60	1.54	1.54	1.40	53,341	85
10-31-23	46.91	0.80	•	3.40	4.20	1.15	—	—	1.15	—	49.96	8.93	1.57	1.53	1.53	1.51	44,397	90
10-31-22	72.04	1.02	•	(18.33)	(17.31)	0.97	6.85	—	7.82	—	46.91	(26.58)	1.57	1.53	1.53	1.82	44,707	72
10-31-21	52.86	0.55	•	19.43	19.98	0.80	—	—	0.80	—	72.04	38.09	1.60	1.53	1.53	0.81	65,656	79
Class C
04-30-26+	69.03	(0.03)	•	10.12	10.09	0.69	5.07	—	5.76	—	73.36	15.67	2.21	2.21	2.21	(0.09)	2,067	39
10-31-25	54.72	0.40	•	14.88	15.28	0.97	—	—	0.97	—	69.03	28.43	2.27	2.27	2.27	0.66	2,738	77
10-31-24	44.84	0.34	•	10.16	10.50	0.62	—	—	0.62	—	54.72	23.60	2.35	2.29	2.29	0.65	2,469	85
10-31-23	42.49	0.36	•	3.12	3.48	1.13	—	—	1.13	—	44.84	8.15	2.32	2.28	2.28	0.74	2,139	90
10-31-22	66.20	0.57	•	(16.72)	(16.15)	0.71	6.85	—	7.56	—	42.49	(27.12)	2.32	2.28	2.28	1.13	2,217	72
10-31-21	48.57	0.02	•	17.93	17.95	0.32	—	—	0.32	—	66.20	37.07	2.35	2.28	2.28	0.03	2,864	79
Class I
04-30-26+	77.26	0.51	•	11.17	11.68	1.39	5.07	—	6.46	—	82.48	16.22	1.18	1.18	1.18	1.30	470,753	39

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)	Expenses net of fee waivers and/or recoupments if any (2)(3)	Expenses net of all reductions/ additions (2)(3)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Multi-Manager International Small Cap Fund (continued)
Class I (continued)
10-31-25	61.07	1.14	•	16.60	17.74	1.55	—	—	1.55	—	77.26	29.81	1.26	1.20	1.20	1.69	337,483	77
10-31-24	49.92	1.02	•	11.26	12.28	1.13	—	—	1.13	—	61.07	24.93	1.35	1.21	1.21	1.75	200,776	85
10-31-23	46.73	1.00	•	3.35	4.35	1.16	—	—	1.16	—	49.92	9.30	1.33	1.20	1.20	1.89	165,079	90
10-31-22	71.82	1.23	•	(18.27)	(17.04)	1.20	6.85	—	8.05	—	46.73	(26.33)	1.29	1.20	1.20	2.25	126,178	72
10-31-21	52.68	0.78	•	19.34	20.12	0.98	—	—	0.98	—	71.82	38.54	1.30	1.20	1.20	1.14	121,433	79
Class R6
04-30-26+	77.30	0.52	•	11.23	11.75	1.42	5.07	—	6.49	—	82.56	16.32	1.11	1.11	1.11	1.35	1,205	39
10-31-25	61.10	1.34	•	16.42	17.76	1.56	—	—	1.56	—	77.30	29.82	1.17	1.17	1.17	1.96	836	77
10-31-24	49.94	1.03	•	11.27	12.30	1.14	—	—	1.14	—	61.10	24.96	2.06	1.21	1.21	1.67	107	85
02-28-23(4)-
10-31-23	53.20	0.70	•	(3.96)	(3.26)	—	—	—	—	—	49.94	(6.13)	2.41	1.20	1.20	1.93	3	90
Class W
04-30-26+	99.93	0.62	•	14.78	15.40	1.32	5.07	—	6.39	—	108.94	16.25	1.21	1.21	1.21	1.23	34,991	39
10-31-25	78.52	1.42	•	21.48	22.90	1.49	—	—	1.49	—	99.93	29.73	1.27	1.27	1.27	1.65	30,220	77
10-31-24	63.88	1.22	•	14.49	15.71	1.07	—	—	1.07	—	78.52	24.82	1.35	1.29	1.29	1.63	25,757	85
10-31-23	59.54	1.19	•	4.30	5.49	1.15	—	—	1.15	—	63.88	9.22	1.32	1.28	1.28	1.75	24,940	90
10-31-22	89.20	1.47	•	(23.16)	(21.69)	1.12	6.85	—	7.97	—	59.54	(26.40)	1.32	1.28	1.28	2.07	24,831	72
10-31-21	65.22	0.89	•	24.00	24.89	0.91	—	—	0.91	—	89.20	38.44	1.35	1.28	1.28	1.06	34,019	79

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Mutual Funds (the “Trust”) is a Delaware statutory trust organized on December 17, 1992 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. There are six separate active investment series, three of which are included in this report (each, a “Fund” and collectively, the “Funds”): Voya Global Bond Fund (“Global Bond”), Voya Global High Dividend Low Volatility Fund (“Global High Dividend Low Volatility”), and Voya Multi-Manager International Small Cap Fund (“Multi-Manager International Small Cap”). Each Fund is a diversified series of the Trust.

Each Fund offers at least one or more of the following classes of shares: Class A, Class C, Class I, Class R, Class R6 and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agent fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares 8 years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to all Funds except Multi-Manager International Small Cap. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

The investment companies in which certain Funds invest are collectively referred to as the “Underlying Funds.”

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which a Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine a Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including each sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from Underlying Funds are recorded as capital gain distributions from affiliated Underlying Funds.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars.

Any foreign currency amounts are translated into U.S. dollars on the following basis:

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds and Underlying Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid, and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment strategies permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of their investment objectives, the Funds may seek to increase or decrease their exposure to the following market or credit risk factors:

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may

NOTES TO FINANCIAL STATEMENTS as of April 30, 20256 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market or credit risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At April 30, 2026, the maximum amount of loss that Global Bond and Multi-Manager International Small Cap would incur if their relevant counterparties failed to perform would be $534,368 and $740, respectively, which represents the gross payments to be received on purchased options, forward foreign currency contracts, forward premium swaptions, OTC interest rate swaps and OTC volatility swaps were they to be unwound as of April 30, 2026. To reduce the amount of potential loss, Global Bond received $50,000 in cash collateral from certain counterparties at April 30, 2026.

The Funds have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in a Fund’s net assets and/or a percentage decrease in a Fund’s NAV, which could cause a Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds’ Master Agreements.

Global Bond and Multi-Manager International Small Cap had a liability position of $743,063 and $134 on forward foreign currency contracts, forward premium swaptions, OTC interest rate swaps, OTC total return swaps and written options with credit related contingent features. If a contingent feature would have been triggered as of April 30, 2026, the Funds could have been required to pay this amount in cash to its counterparties. At April 30, 2026, Global Bond pledged $260,000 in cash collateral to certain counterparties for its open OTC derivative transactions. Multi-Manager International Small Cap did not pledge any cash collateral at April 30, 2026.

E. Forward Foreign Currency Transactions and Futures Contracts. Each Fund and Underlying Fund may enter into forward foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar, generally in connection with the planned purchases or sales of securities. The Funds and Underlying Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or may use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Multi-Manager International Small Cap used forward foreign currency contracts primarily to protect their non-U.S. dollar denominated holdings from adverse currency movements. Global Bond used forward foreign currency contracts primarily to gain currency exposure and to protect its non-U.S. dollar denominated holdings from adverse currency movements. The Funds had an average contract amount on forward foreign currency contracts to buy and sell as follows:

	Buy	Sell
Global Bond	$51,159,733	$11,657,165
Multi-Manager International Small Cap	226,051	20,154

Please refer to the tables within the Portfolio of Investments for Global Bond and Multi-Manager International Small Cap for open forward foreign currency contracts at April 30, 2026.

Each Fund and Underlying Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. Each Fund and Underlying Fund intends to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.

Upon entering into such a contract, the Funds are required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Fund’s

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Statement of Operations. Realized gains (losses) are reported in each Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended April 30, 2026, Global Bond had both purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve to assist the Fund with its duration strategy. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended April 30, 2026, Global Bond had an average notional value of $47,865,087 and $11,208,491 on futures contracts purchased and sold, respectively. Please refer to the table for Global Bond within the Portfolio of Investments for open futures contracts at April 30, 2026.

F. Options Contracts. The Funds may write call and put options on futures, interest rate caps and floors, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Funds’ exposure to the underlying instrument. Writing call options tends to decrease the Funds’ exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities.

The Funds may also purchase put and call options. Purchasing call options tends to increase the Funds’ exposure to the underlying instrument. Purchasing put options tends to decrease the Funds’ exposure to the underlying instrument. The Funds pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

During the period ended April 30, 2026, Global Bond had purchased and written interest rate swaptions to gain additional exposure to interest rates and to generate income. Global Bond had an average notional amount of $3,327,876 and $4,345,650 on purchased and written interest rate swaptions, respectively. Please refer to the tables within the Portfolio of Investments for open purchased and written interest rate swaptions at April 30, 2026.

During the period ended April 30, 2026, Global Bond had purchased and written foreign currency options to gain additional exposure to foreign currencies and to generate income. Global Bond had an average notional amount of $2,445,671 and $2,100,684 on purchased and written foreign currency options, respectively. Please refer to the tables within the Portfolio of Investments for open purchased and written foreign currency options at April 30, 2026.

During the period ended April 30, 2026, Global Bond had purchased and written forward premium swaptions to manage duration and yield curve exposures. Global Bond had an average notional amount of $15,730,700 and $135,019,000 on purchased and written forward premium swaptions, respectively. Please refer to the tables within the Portfolio of Investments for open purchased and written forward premium swaptions at April 30, 2026.

During the period ended April 30, 2026, Global Bond had written credit default swaptions to manage its credit exposure and to generate income with an average notional amount of $3,832,500. Please refer to the tables within the Portfolio of Investments for open written credit default swaptions for Global Bond at April 30, 2026. There were no open purchased credit default swaptions at April 30, 2026.

G. Swap Agreements. Certain Funds may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Fund may enter into credit default, interest rate,

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Fund’s Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Fund’s Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Fund’s Statements of Operations upon termination or maturity of the swap. A Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Fund’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Fund is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Fund may execute these contracts to manage its exposure to the market or certain sectors of the market. A Fund may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Funds may sell credit default swaps which expose these Funds to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

For the period ended April 30, 2026, Global Bond had bought credit protection on credit default swap indices (“CDX”) with an average notional amount of $8,710,386 to hedge exposure with various sectors within the credit market. A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Please refer to the tables within the Portfolio of Investments for open credit default swaps to buy protections at April 30, 2026.

For the period ended April 30, 2026, Global Bond had sold credit protection on credit default swap indices (“CDX”) with an average notional amount of $6,734,923 to gain additional exposure with various sectors within the credit market. A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Please refer to the tables within the Portfolio of Investments for open credit default swaps to sell protections at April 30, 2026.

Inflation-linked Swap Contracts. Certain funds may enter into inflation-linked swaps. In an inflation-linked swap, one party pays a fixed interest rate on notional amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional amount.

For the period ended April 30, 2026, Global Bond had entered into an inflation-linked swaps in which it pays a floating interest rate and receives a fixed rate linked to an inflation index (“long inflation-linked swap”). Average notional amount on long inflation linked-bonds was $1,139,000.

For the period ended April 30, 2026 Global Bond had entered into an inflation-linked swaps in which it pays a fixed interest rate and receives a floating rate linked to an inflation index (“short inflation-linked swap”). Average notional amount on short inflation linked-bonds was $1,139,000.

Global Bond used inflation-linked swaps as part of their inflation strategy. Please refer to the tables within the Portfolio of Investments for Global Bond for open centrally inflation-linked swaps at April 30, 2026.

Interest Rate Swap Agreements. Certain Funds may enter into interest rate swaps. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

For the period ended April 30, 2026, Global Bond has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps were $32,628,981.

For the period ended April 30, 2026, Global Bond has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps were $81,499,154.

Global Bond entered into interest rate swaps to manage its duration. Please refer to the table within the Portfolio of Investments for Global Bond for open centrally cleared interest rate swaps at April 30, 2026.

At April 30, 2026, Global Bond had pledged $1,886,000 for open centrally cleared swaps.

Total Return Swap Agreements. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. A Fund’s use of a total return swap exposes the Fund to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For the period ended April 30, 2026, Global Bond had an average notional amount of $12,553,657 on receiver total return swaps. Please refer to the tables within the Portfolio of Investments for open receiver total returns swaps at April 30, 2026.

Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps. Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

There were no open cross-currency swaps at April 30, 2026.

Volatility Swap Contracts. Certain Funds may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, the Fund would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Fund would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.

For the period ended April 30, 2026, Global Bond entered into receiver and payer volatility swaps on foreign currencies with an average notional amount of $3,130,165 and $4,854,165, respectively. Please refer to the tables within the Portfolio of Investments for open volatility swaps at April 30, 2026.

H. Distributions to Shareholders. The Funds record distributions to their shareholders on ex-dividend date. Each Fund, except for Global Bond and Global High Dividend Low Volatility, declares and pays dividends, if any, annually. Global Bond declares dividends daily and pays dividends, if any, monthly. Global High Dividend Low Volatility declares and pays dividends, if any, quarterly. Each Fund distributes capital gains, if any, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

I. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

As a result of several court cases, in certain countries across the European Union, Global High Dividend Low Volatility filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“EU reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Income recognized, if any, for EU reclaims is

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

reflected as other income in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by Global High Dividend Low Volatility, if any, reduce the amounts of foreign taxes the Fund’s shareholders can use as tax credits in their individual income tax returns. In the event that EU reclaims received by Global High Dividend Low Volatility during the fiscal year exceed foreign withholding taxes paid, and Global High Dividend Low Volatility previously passed foreign tax credit on to its shareholders, Global High Dividend Low Volatility will enter into a closing agreement with the Internal Revenue Service (“IRS”) in order to pay the associated tax liability on behalf of the Fund’s shareholders.

J. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

K. Securities Lending. Each Fund has the option to temporarily loan securities representing up to 33 ⅓% of its total assets (except Multi-Manager International Small Cap and Global High Dividend Low Volatility, which can each lend up to 30% of its total assets) to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.

L. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a) (2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

M. Delayed-Delivery or When-Issued Transactions. Each Fund may purchase or sell securities on a when issued or a delayed-delivery basis. Each Fund may enter into forward commitments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Funds’ Portfolio of investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to segregate liquid assets with the Funds’ custodian sufficient to cover the purchase price.

To mitigate counterparty risk, the Funds have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statements of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities).

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

There was no cash collateral received or pledged for delayed-delivery or when-issued transactions as of April 30, 2026.

N. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended April 30, 2026, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
Global Bond	$16,307,730	$49,766,509
Global High Dividend Low Volatility	89,041,955	99,064,039
Multi-Manager International Small Cap	272,290,671	196,991,551

U.S. government securities not included above were as follows:

	Purchases	Sales
Global Bond	$43,460,547	$54,625,479

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments, the Investment Adviser to Multi-Manager International Small Cap, may, from time to time, directly manage a portion of the Fund’s investment portfolio. The Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates.

As a Percentage of Average
Fund	Daily Net Assets
Global Bond	0.50%
Global High Dividend Low Volatility	0.50%
Multi-Manager International	1.00% on first $500 million;

Small Cap	0.95% on next $500 million; and
0.90% in excess of $1 billion

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for the various Funds and are paid by the Investment Adviser based on the average daily net assets of the respective Funds. Subject to such policies as the Board or the Investment Adviser may determine, each sub-adviser manages each respective Fund’s assets in accordance with that Fund’s investment objectives, policies, and limitations. The sub-adviser of each Fund is as follows (*denotes an affiliated sub-adviser):

Fund	Sub-Adviser
Global Bond	Voya IM*
Global High Dividend Low Volatility	Voya IM*
Multi-Manager International Small Cap	Acadian Asset Management LLC and Victory Capital Management Inc.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A, Class C and Class R shares of each respective Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares of a Fund pays the Distributor a Distribution and/ or Service Fee based on average daily net assets at the following annual rates:

	Class A	Class C	Class R
Global Bond	0.25%	1.00%	0.50%
Global High Dividend Low Volatility	0.25%	1.00%	N/A
Multi-Manager International Small Cap	0.25%	1.00%	N/A

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended April 30, 2026, the Distributor retained the following amounts in sales charges from the following Funds:

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

	Class A	Class C
Initial Sales Charges:
Global Bond	$166	$—
Global High Dividend Low Volatility	5,036	—
Multi-Manager International Small Cap	1,203	—

Contingent Deferred Sales Charges:
Global Bond	$—	$5
Multi-Manager International Small Cap	44	—

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At April 30, 2026, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the following Fund:

Subsidiary	Fund	Percentage
Voya Institutional Trust Company	Global Bond	20.99%

The Investment Adviser may request that the Funds’ sub-advisers use their best efforts (subject to obtaining best execution of each transaction) to allocate a Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amounts credited to the Funds are reflected as brokerage commission recapture on the Statements of Operations.

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended April 30, 2026, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:

Fund	Amount
Global Bond	$10,854
Global High Dividend Low Volatility	2,502
Multi-Manager International Small Cap	23,433

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Fund’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below:

	Class	Class	Class	Class	Class	Class
Fund	A	C	I	R	R6	W
Global Bond	0.90%	1.65%	0.65%	1.15%	0.65%	0.65%
Global High Dividend Low Volatility	0.88%	1.63%	0.63%	N/A	0.60%	0.63%
Multi-Manager International Small Cap	1.53%	2.28%	1.20%	N/A	1.20%	1.28%

The Expense Limitation Agreement is contractual through March 1, 2027. Modification of the Expense Limitation Agreement requires written agreement signed by each of the parties and approval by the Funds' Board.

Prior to March 1, 2026, the expense limits for Global High Dividend Low Volatility for Class A, Class C, Class I, Class R6 and Class W were 0.85%, 1.60%, 0.60%, 0.57% and 0.60%, respectively.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2025, the Funds, in addition to certain other funds managed by the Investment Adviser, entered agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15%

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT (continued)

per annum on the daily unused portion of the committed line about through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Funds utilized the line of credit during the period ended April 30, 2026:

Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Fund	Utilized	Utilized	Utilized
Global High Dividend Low Volatility	5	$1,816,800	4.83%
Multi-Manager International Small Cap	7	1,202,857	4.70

NOTE 9 — CAPITAL SHARES

						Net increase		Proceeds from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Global Bond
Class A
4/30/2026	154,576	—	52,275	(252,876)	—	(46,025)	1,129,837	—	381,032	(1,844,782)	—	(333,913)
10/31/2025	451,907	—	108,163	(637,447)	—	(77,377)	3,301,686	—	786,888	(4,629,130)	—	(540,556)
Class C
4/30/2026	4,123	—	1,360	(6,207)	—	(724)	29,890	—	9,867	(43,910)	—	(4,153)
10/31/2025	848	—	2,957	(15,322)	—	(11,517)	6,132	—	21,400	(110,239)	—	(82,707)
Class I
4/30/2026	571,218	—	109,019	(7,763,781)	—	(7,083,544)	4,145,978	—	793,988	(56,533,906)	—	(51,593,940)
10/31/2025	3,009,905	—	569,686	(9,727,398)	—	(6,147,807)	21,762,758	—	4,106,690	(70,963,344)	—	(45,093,896)
Class R
4/30/2026	54,781	—	11,561	(39,368)	—	26,974	400,614	—	84,489	(287,127)	—	197,976
10/31/2025	88,203	—	24,158	(209,230)	—	(96,869)	645,000	—	176,166	(1,525,203)	—	(704,037)
Class R6
4/30/2026	172,628	—	28,042	(161,517)	—	39,153	1,252,836	—	203,986	(1,170,969)	—	285,853
10/31/2025	543,389	—	83,053	(1,282,522)	—	(656,080)	3,935,449	—	602,348	(9,402,351)	—	(4,864,554)
Class W
4/30/2026	328,797	—	104,897	(639,321)	—	(205,627)	2,354,314	—	751,749	(4,574,660)	—	(1,468,597)
10/31/2025	766,384	—	225,389	(1,420,667)	—	(428,894)	5,504,633	—	1,610,386	(10,100,711)	—	(2,985,692)
Global High Dividend Low Volatility
Class A
4/30/2026	58,496	—	145,700	(251,806)	—	(47,610)	3,035,216	—	7,459,400	(13,114,043)	—	(2,619,427)
10/31/2025	111,542	—	84,414	(466,673)	—	(270,717)	5,417,999	—	4,158,235	(22,770,770)	—	(13,194,536)
Class C
4/30/2026	1,718	—	1,501	(11,073)	—	(7,854)	82,546	—	70,410	(526,238)	—	(373,282)
10/31/2025	4,006	—	802	(12,073)	—	(7,265)	173,304	—	36,461	(536,961)	—	(327,196)
Class I
4/30/2026	66,281	—	25,541	(76,484)	—	15,338	3,491,052	—	1,322,578	(4,013,143)	—	800,487
10/31/2025	84,959	—	15,296	(110,594)	—	(10,339)	4,174,258	—	760,685	(5,384,774)	—	(449,831)
Class R6
4/30/2026	408	—	127	(663)	—	(128)	21,859	—	6,580	(34,714)	—	(6,275)
10/31/2025	125	—	76	(99)	—	102	6,165	—	3,785	(4,992)	—	4,958
Class W
4/30/2026	1,733	—	2,851	(3,119)	—	1,465	91,225	—	147,513	(162,518)	—	76,220
10/31/2025	24,896	—	1,735	(20,533)	—	6,098	1,253,659	—	86,555	(1,045,225)	—	294,989
Multi-Manager International Small Cap
Class A
4/30/2026	84,367	—	66,022	(55,552)	—	94,837	6,575,957	—	4,830,133	(4,346,415)	—	7,059,675
10/31/2025	123,163	—	18,538	(196,448)	—	(54,747)	8,616,333	—	1,109,675	(13,167,368)	—	(3,441,360)
Class C
4/30/2026	19,530	—	2,920	(33,939)	—	(11,489)	1,344,271	—	189,897	(2,342,353)	—	(808,185)
10/31/2025	6,384	—	674	(12,515)	—	(5,457)	366,022	—	36,235	(763,865)	—	(361,608)
Class I
4/30/2026	1,933,407	—	385,812	(980,060)	—	1,339,159	149,585,646	—	28,110,241	(75,577,858)	—	102,118,029
10/31/2025	1,667,246	—	84,256	(670,875)	—	1,080,627	114,518,123	—	5,023,323	(45,216,826)	—	74,324,620
Class R6
4/30/2026	3,107	—	1,195	(524)	—	3,778	247,625	—	87,100	(40,596)	—	294,129

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

						Net increase		Proceeds from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Multi-Manager International Small Cap (continued)
Class R6
10/31/2025	10,049	—	153	(1,132)	—	9,070	634,330	—	9,098	(81,021)	—	562,407
Class W
4/30/2026	18,111	—	20,014	(19,356)	—	18,769	1,874,297	—	1,925,502	(1,963,214)	—	1,836,585
10/31/2025	14,491	—	6,293	(46,376)	—	(25,592)	1,275,153	—	485,593	(3,999,623)	—	(2,238,877)

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of April 30, 2026:

Global Bond
	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Barclays Capital Inc.	$18,975	$(18,975)	$—
BNP Paribas	103,698	(103,698)	—
BNP Paribas Prime Brokerage Int'l Ltd.	37,092	(37,092)	—
Cantor Fitzgerald & Co.	20,813	(20,813)	—
Daiwa Capital Markets America Inc.	19,037	(19,037)	—
Deutsche Bank Securities Inc.	17,351	(17,351)	—
Goldman, Sachs & Co. LLC	10,735	(10,735)	—
J.P. Morgan Securities LLC	15,874	(15,874)	—
Mizuho Securities USA LLC.	9,985	(9,985)	—
Morgan Stanley & Co. LLC	278,565	(278,565)	—
National Bank Financial Inc.	151,133	(151,133)	—
Scotia Capital (USA) Inc.	33,543	(33,543)	—
TD Securities (USA) Inc.	5,937	(5,937)	—
Truist Securities Inc.	31,379	(31,379)	—

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
UBS AG	$2,992	$(2,992)	$—
Total	$757,109	$(757,109)	$—

(1)	Cash collateral with a fair value of $779,657 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Global High Dividend Low Volatility

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
State Street Bank and Trust Company	$152,378	$(152,378)	$—
Total	$152,378	$(152,378)	$—

(1)	Cash collateral with a fair value of $160,607 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Multi-Manager International Small Cap
	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
BofA Securities Inc	$12,128	$(12,128)	$—
Citigroup Global Markets Inc.	239,059	(239,059)	—
Goldman, Sachs & Co. LLC	40,662	(40,662)	—
J.P. Morgan Securities Plc.	1,763,533	(1,763,533)	—
Merrill Lynch International	807,734	(807,734)	—
Morgan Stanley & Co. LLC	406,764	(406,764)	—
TD Securities (USA) Inc.	851	(851)	—
UBS AG	478,329	(478,329)	—
Total	$3,749,060	$(3,749,060)	$—

(1)	Cash collateral with a fair value of $4,029,118 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/ tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), paydowns, swaps, straddle loss deferrals and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended
	October 31,	Year Ended
	2025	October 31, 2024
	Ordinary	Ordinary	Return of
	Income	Income	Capital
Global Bond	$7,545,497	$11,297,227	$334,361
Global High Dividend Low Volatility	5,829,375	6,204,048	—
Multi-Manager International Small Cap	6,829,427	5,001,551	—

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for U.S. federal income tax purposes as of October 31, 2025, were:

	Undistributed	Undistributed	Unrealized				Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards			Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
Global Bond	$397,463	$—	$(5,546,468)	$(8,119,071)	Short-term	$(4,115)	$(38,512,025)
				(25,239,834)	Long-term
				$(33,358,905)

Global High Dividend Low Volatility	395,368	7,934,351	39,489,176	(1,513,919)	Short-term	(203,942)	44,791,861
				(1,309,173)	Long-term
				$(2,823,092)*

Multi-Manager International Small Cap	12,352,003	22,689,329	75,882,900	—	—	(303,207)	110,621,025

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of April 30, 2026, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Pandemics and other disruptions may also create challenges for real estate markets, including lower occupancy rates, decreased lease payments, defaults, and foreclosures, among other consequences. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Military action by Russia in

Ukraine, the prolonged conflict between Hamas and Israel, the Iranian conflict that commenced in February 2026, and political upheaval in Venezuela have resulted, and may continue to result, in sanctions, market disruptions, declines in regional and global stock markets, unusual volatility in global commodity markets, and disruptions to energy production or transportation, including through key shipping routes, any of which could adversely affect the value of a Fund's investments, including beyond a Fund's direct exposure to issuers in the affected regions. The escalation or expansion of hostilities, including the involvement of additional nations, could introduce further uncertainty and volatility in global energy, commodity, and financial markets. The extent and duration of these conflicts, related sanctions, and resulting market disruptions are impossible to predict but could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited) (continued)

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Any of these occurrences could disrupt the operations of Fund and of a Fund's service providers. Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to a Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of a Fund. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

NOTE 13 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Funds have one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Funds holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Funds is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Fund’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENT

The Funds have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 15 — SUBSEQUENT EVENTS

Fund changes: On May 20, 2026, the Board approved the following changes to Multi-Manager International Small Cap, which are effective on June 22, 2026: (i) the appointment of Lazard Asset Management LLC (“Lazard”) as a sub-adviser to the fund; and (ii) related changes to the fund’s principal investment strategies and portfolio managers.

Line of Credit Renewal: Effective June 8, 2026, the funds to which the Credit Agreement is available have entered into a renewed Credit Agreement with BNY for an aggregate amount of $300,000,000 and continue to pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Dividends: Subsequent to April 30, 2026, the following Fund paid dividends and distributions per share of:

	Net Investment	Payable	Record
	Income	Date	Date
Global Bond
Class A	$0.0265	May 29, 2026	Daily
Class C	$0.0218	May 29, 2026	Daily
Class I	$0.0279	May 29, 2026	Daily
Class R	$0.0251	May 29, 2026	Daily
Class R6	$0.0282	May 29, 2026	Daily
Class W	$0.0276	May 29, 2026	Daily

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited) (continued)

NOTE 15 — SUBSEQUENT EVENTS (continued)

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 23.1%
	Australia: 0.4%
12,000	BHP Billiton Finance USA Ltd., 5.125%, 02/21/2032	$12,295	0.0
8,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2030	8,249	0.0
3,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2033	3,071	0.0
25,000 (1)	CIMIC Finance Ltd., 6.000%, 04/22/2036	24,684	0.1
12,000 (1)	CSL Finance PLC, 4.050%, 04/27/2029	11,841	0.0
271,000 (1)	NBN Co. Ltd., 2.500%, 01/08/2032	242,789	0.3
9,000	Rio Tinto Finance USA PLC, 5.000%, 03/14/2032	9,170	0.0
12,000	Woodside Finance Ltd., 5.700%, 05/19/2032	12,471	0.0
		324,570	0.4

	Belgium: 0.0%
8,000	Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/2038	7,474	0.0

	Canada: 1.3%
25,000 (1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	23,798	0.0
8,000 (2)	Algonquin Power & Utilities Corp., 5.365%, 06/15/2026	8,000	0.0
24,000 (2)	Bank of Montreal, 4.640%, 09/10/2030	24,097	0.0
15,000 (2)	Bank of Nova Scotia, 4.740%, 11/10/2032	14,998	0.0
30,000 (1)	Bombardier, Inc., 7.250%, 07/01/2031	31,603	0.1
29,000	Canadian National Railway Co., 4.200%, 03/12/2031	28,647	0.1
17,000	Canadian National Railway Co., 4.750%, 11/12/2035	16,773	0.0
25,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034	25,396	0.0
5,000	Canadian Pacific Railway Co., 2.875%, 11/15/2029	4,743	0.0
20,000 (1)	Capstone Copper Corp., 6.750%, 03/31/2033	20,367	0.0
30,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	29,494	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Canada: (continued)
11,000 (1)	Constellation Software, Inc./Canada, 5.158%, 02/16/2029	$11,042	0.0
20,000 (1)	Element Fleet Management Corp., 5.643%, 03/13/2027	20,200	0.0
238,000 (1)	Federation des Caisses Desjardins du Quebec, 5.250%, 04/26/2029	243,311	0.3
31,000	Fortis, Inc./Canada, 3.055%, 10/04/2026	30,799	0.1
253,000	National Bank of Canada, 5.600%, 12/18/2028	260,399	0.3
25,000 (1)	Northriver Midstream Finance L.P., 6.750%, 07/15/2032	25,673	0.1
80,000 (1)	NOVA Chemicals Corp., 7.000%, 12/01/2031	84,808	0.1
1,000	Nutrien Ltd., 5.875%, 12/01/2036	1,034	0.0
45,000 (1)	Open Text Holdings, Inc., 4.125%, 12/01/2031	38,453	0.1
10,000 (2)	Royal Bank of Canada, 4.612%, 05/03/2032	9,944	0.0
12,000 (2)	Royal Bank of Canada, 4.650%, 10/18/2030	12,039	0.0
5,000 (2)	Royal Bank of Canada, 4.969%, 08/02/2030	5,063	0.0
8,000 (2)	Royal Bank of Canada, 5.153%, 02/04/2031	8,134	0.0
9,000	Royal Bank of Canada, 5.200%, 08/01/2028	9,170	0.0
9,000	Toronto-Dominion Bank, 5.298%, 01/30/2032	9,240	0.0
11,000	Toronto-Dominion Bank, 5.523%, 07/17/2028	11,267	0.0
14,000 (2)	TransCanada PipeLines Ltd., 7.000%, 06/01/2065	14,445	0.0
25,000 (1)	WSP Global, Inc., 5.039%, 09/18/2031	24,904	0.0
		1,047,841	1.3

	Chile: 0.5%
200,000 (1)(2)	Banco del Estado de Chile, 7.950%, 12/31/2199	213,000	0.3

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Chile: (continued)
200,000 (1)(2)	Sociedad Quimica y Minera de Chile SA, 5.625%, 04/22/2056	$199,785	0.2
		412,785	0.5

	Colombia: 0.2%
180,000	Ecopetrol SA, 8.375%, 01/19/2036	187,146	0.2

	Germany: 1.2%
5,000 (1)	BMW US Capital LLC, 5.050%, 03/21/2030	5,069	0.0
175,000	Deutsche Bank AG/ New York NY, 5.414%, 05/10/2029	179,599	0.2
150,000 (1)	Mercedes-Benz Finance North America LLC, 4.800%, 08/01/2029	151,364	0.2
215,000 (1)	Volkswagen Group of America Finance LLC, 5.250%, 03/22/2029	217,576	0.3
205,000 (1)	Volkswagen Group of America Finance LLC, 5.300%, 03/22/2027	206,745	0.2
200,000 (1)	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030	211,334	0.3
		971,687	1.2

	Japan: 0.1%
26,000 (3)	Honda Motor Co. Ltd., 4.688%, 07/08/2030	25,895	0.1
14,000 (3)	Honda Motor Co. Ltd., 5.337%, 07/08/2035	14,015	0.0
25,000 (2)	Sumitomo Mitsui Financial Group, Inc., 5.334%, 03/03/2041	24,392	0.0
25,000	Toyota Motor Corp., 4.450%, 06/30/2030	25,040	0.0
		89,342	0.1

	Mexico: 0.5%
200,000 (1)(2)	Cemex SAB de CV, 7.200%, 12/31/2199	207,702	0.3
197,160 (1)	CFE Fibra E, 5.875%, 09/23/2040	195,878	0.2
		403,580	0.5

	Morocco: 0.6%
200,000 (1)(2)	OCP SA, 6.741%, 12/31/2199	199,235	0.3
250,000 (1)	OCP SA, 6.750%, 05/02/2034	263,313	0.3
		462,548	0.6

	Netherlands: 0.8%
250,000 (1)(2)	Cooperatieve Rabobank UA, 5.710%, 01/21/2033	259,906	0.3

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Netherlands: (continued)
355,000	ING Groep NV, 4.050%, 04/09/2029	$350,930	0.5
		610,836	0.8

	Norway: 0.2%
53,000	Equinor ASA, 4.500%, 09/03/2030	53,175	0.1
80,000	Equinor ASA, 4.750%, 11/14/2035	78,845	0.1
		132,020	0.2

	Panama: 0.3%
200,000	Generadora de Gatun SA, 6.874%, 09/30/2044	202,800	0.3

	Peru: 0.4%
80,000 (1)(2)	Banco de Credito del Peru S.A., 6.450%, 07/30/2035	82,428	0.1
200,000 (1)	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 7.750%, 11/05/2038	214,750	0.3
		297,178	0.4

	South Africa: 0.2%
200,000 (1)	Bidvest Group UK PLC, 6.200%, 09/17/2032	201,502	0.2

	South Korea: 0.2%
200,000 (1)	LG Energy Solution Ltd., 5.875%, 04/02/2036	200,492	0.2

	Switzerland: 0.2%
200,000 (1)(2)	UBS Group AG, 4.751%, 05/12/2028	200,706	0.2

	United Kingdom: 1.6%
14,000	Astrazeneca Finance LLC, 4.900%, 02/26/2031	14,284	0.0
205,000 (1)	BAE Systems PLC, 5.125%, 03/26/2029	209,287	0.3
4,000	BAT Capital Corp., 4.390%, 08/15/2037	3,645	0.0
3,000	BAT Capital Corp., 5.834%, 02/20/2031	3,139	0.0
220,000 (1)	Imperial Brands Finance PLC, 5.500%, 02/01/2030	226,192	0.3
200,000 (2)	Lloyds Banking Group PLC, 5.871%, 03/06/2029	204,890	0.3
200,000 (2)(3)	Lloyds Banking Group PLC, 8.000%, 12/31/2199	213,997	0.3

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United Kingdom: (continued)
200,000 (1)	Lseg US Fin Corp., 5.297%, 03/28/2034	$201,901	0.2
5,000	National Grid PLC, 5.418%, 01/11/2034	5,100	0.0
200,000 (2)	NatWest Group PLC, 5.076%, 01/27/2030	202,361	0.2
		1,284,796	1.6

	United States: 14.4%
6,000	3M Co., 5.150%, 03/15/2035	6,074	0.0
20,000	Abbott Laboratories, 5.500%, 03/15/2056	19,351	0.0
10,000	Abbott Laboratories, 5.600%, 03/15/2066	9,638	0.0
20,000	AbbVie, Inc., 3.200%, 11/21/2029	19,250	0.0
3,000	AbbVie, Inc., 4.050%, 11/21/2039	2,629	0.0
9,000	AbbVie, Inc., 4.650%, 03/15/2028	9,079	0.0
4,000	AbbVie, Inc., 5.050%, 03/15/2034	4,057	0.0
26,000	AbbVie, Inc., 5.650%, 03/15/2066	25,202	0.1
21,000	Accenture Capital, Inc., 4.250%, 10/04/2031	20,712	0.0
25,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 7.500%, 11/06/2030	25,404	0.1
14,000	Adobe, Inc., 4.950%, 01/17/2030	14,271	0.0
3,000 (3)	Adobe, Inc., 4.950%, 04/04/2034	2,986	0.0
30,000 (1)(3)	Advance Auto Parts, Inc., 7.375%, 08/01/2033	30,972	0.1
16,000	AEP Texas, Inc., 5.450%, 05/15/2029	16,402	0.0
3,000	AEP Transmission Co. LLC, 5.150%, 04/01/2034	3,023	0.0
12,000	AES Corp., 5.800%, 03/15/2032	12,209	0.0
9,000	AGCO Corp., 5.450%, 03/21/2027	9,068	0.0
8,000	Air Lease Corp., 5.200%, 07/15/2031	8,046	0.0
2,000	Alabama Power Co., 5.850%, 11/15/2033	2,112	0.0
30,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.750%, 03/31/2034	29,243	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
25,000 (1)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.500%, 10/01/2031	$25,245	0.1
20,000 (1)	Allied Universal Holdco LLC, 7.875%, 02/15/2031	20,993	0.0
25,000 (1)	Alpha Generation LLC, 6.750%, 10/15/2032	25,619	0.1
40,000	Alphabet, Inc., 4.400%, 02/15/2033	39,403	0.1
19,000	Alphabet, Inc., 4.700%, 11/15/2035	18,662	0.0
15,000	Alphabet, Inc., 4.800%, 02/15/2036	14,856	0.0
19,000	Alphabet, Inc., 5.450%, 11/15/2055	18,187	0.0
12,000	Alphabet, Inc., 5.700%, 11/15/2075	11,494	0.0
18,000	Alphabet, Inc., 5.750%, 02/15/2066	17,526	0.0
12,000	Altria Group, Inc., 6.200%, 11/01/2028	12,501	0.0
27,000	Amazon.com, Inc., 4.250%, 03/13/2031	26,743	0.1
14,000	Amazon.com, Inc., 4.350%, 03/20/2033	13,706	0.0
39,000	Amazon.com, Inc., 4.550%, 03/13/2033	38,544	0.1
18,000	Amazon.com, Inc., 4.650%, 11/20/2035	17,532	0.0
10,000	Amazon.com, Inc., 5.450%, 11/20/2055	9,451	0.0
26,000	Amazon.com, Inc., 5.550%, 11/20/2065	24,277	0.0
26,000	Amazon.com, Inc., 5.650%, 03/13/2046	25,658	0.1
20,000	Amazon.com, Inc., 5.800%, 03/13/2056	19,699	0.0
19,000	Amazon.com, Inc., 6.050%, 03/13/2076	18,736	0.0
5,000	Amcor Group Finance PLC, 5.450%, 05/23/2029	5,122	0.0
25,000 (1)	Amentum Escrow Corp., 7.250%, 08/01/2032	25,893	0.1
9,000	Ameren Corp., 1.750%, 03/15/2028	8,576	0.0
7,000	Ameren Corp., 5.000%, 01/15/2029	7,107	0.0
7,675	American Airlines Pass Through Trust 2016-1, AA, 3.575%, 07/15/2029	7,560	0.0
32,493	American Airlines Pass Through Trust 2021-1, A, 2.875%, 01/11/2036	29,280	0.1

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
30,000 (1)(3)	American Axle & Manufacturing, Inc., 7.750%, 10/15/2033	$29,309	0.1
2,000	American Electric Power Co., Inc., 5.625%, 03/01/2033	2,069	0.0
5,000 (2)	American Express Co., 4.456%, 02/10/2032	4,949	0.0
7,000 (2)	American Express Co., 5.085%, 01/30/2031	7,125	0.0
12,000 (2)	American Express Co., 5.098%, 02/16/2028	12,072	0.0
2,000 (3)	American Homes 4 Rent L.P., 3.625%, 04/15/2032	1,864	0.0
14,000	American Honda Finance Corp., 4.700%, 01/12/2028	14,054	0.0
16,000	American Honda Finance Corp., 4.850%, 10/23/2031	15,926	0.0
8,000	American Honda Finance Corp., 5.650%, 11/15/2028	8,204	0.0
11,000	American International Group, Inc., 3.400%, 06/30/2030	10,512	0.0
85,000 (3)	American Tower Corp., 2.750%, 01/15/2027	84,174	0.1
10,000	American Tower Corp., 3.650%, 03/15/2027	9,946	0.0
7,000 (1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	6,279	0.0
9,000	Ameriprise Financial, Inc., 5.700%, 12/15/2028	9,309	0.0
20,000 (1)	AmeriTex HoldCo Intermediate LLC, 7.625%, 08/15/2033	20,814	0.0
40,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 6.625%, 02/01/2032	41,040	0.1
5,000	Aon North America, Inc., 5.125%, 03/01/2027	5,034	0.0
13,000	Aon North America, Inc., 5.150%, 03/01/2029	13,237	0.0
12,000	AppLovin Corp., 5.125%, 12/01/2029	12,098	0.0
18,000	AppLovin Corp., 5.375%, 12/01/2031	18,183	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
20,000 (1)	Arches Buyer, Inc., 4.250%, 06/01/2028	$19,587	0.0
25,000 (1)	Arcosa, Inc., 6.875%, 08/15/2032	25,986	0.1
16,000	Arrow Electronics, Inc., 5.150%, 08/21/2029	16,178	0.0
32,000	Assurant, Inc., 5.550%, 02/15/2036	31,967	0.1
12,000	AT&T, Inc., 4.550%, 11/01/2032	11,771	0.0
25,000	AT&T, Inc., 4.900%, 11/01/2035	24,332	0.0
12,000	AT&T, Inc., 6.050%, 08/15/2056	11,684	0.0
15,000	AT&T, Inc., 6.200%, 10/30/2056	14,869	0.0
25,000	AT&T, Inc., 6.300%, 10/30/2066	24,677	0.1
19,000	Automatic Data Processing, Inc., 4.750%, 05/08/2032	19,154	0.0
5,000	AutoZone, Inc., 6.250%, 11/01/2028	5,217	0.0
12,000 (2)	Bank of America Corp., 2.087%, 06/14/2029	11,422	0.0
23,000 (2)	Bank of America Corp., 2.299%, 07/21/2032	20,350	0.0
17,000 (2)	Bank of America Corp., 2.551%, 02/04/2028	16,765	0.0
12,000 (2)	Bank of America Corp., 2.572%, 10/20/2032	10,695	0.0
17,000 (2)	Bank of America Corp., 2.592%, 04/29/2031	15,728	0.0
21,000 (2)	Bank of America Corp., 2.687%, 04/22/2032	19,063	0.0
19,000 (2)	Bank of America Corp., 2.972%, 02/04/2033	17,221	0.0
43,000 (2)	Bank of America Corp., 3.419%, 12/20/2028	42,298	0.1
13,000 (2)	Bank of America Corp., 3.593%, 07/21/2028	12,870	0.0
4,000 (2)	Bank of America Corp., 3.970%, 03/05/2029	3,965	0.0
5,000 (2)	Bank of America Corp., 4.456%, 02/06/2032	4,932	0.0
15,000 (2)	Bank of America Corp., 4.477%, 04/23/2030	14,958	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
91,000 (2)	Bank of America Corp., 5.489%, 04/23/2037	$90,510	0.1
4,000 (2)	Bank of America Corp., 5.511%, 01/24/2036	4,093	0.0
9,000 (2)	Bank of America Corp., 5.872%, 09/15/2034	9,442	0.0
40,000	Bath & Body Works, Inc., 6.750%, 07/01/2036	38,942	0.1
14,000	Becton Dickinson & Co., 4.693%, 02/13/2028	14,057	0.0
169,000	Berry Global, Inc., 1.650%, 01/15/2027	165,803	0.2
48,000	Black Hills Corp., 4.550%, 01/31/2031	47,547	0.1
4,000	Black Hills Corp., 6.000%, 01/15/2035	4,159	0.0
11,000 (1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	9,397	0.0
3,000	Boeing Co., 5.930%, 05/01/2060	2,907	0.0
20,000 (1)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	19,576	0.0
3,000 (3)	BorgWarner, Inc., 5.400%, 08/15/2034	3,049	0.0
6,000 (1)	Boston Gas Co., 5.843%, 01/10/2035	6,293	0.0
1,000	BP Capital Markets America, Inc., 4.893%, 09/11/2033	1,005	0.0
1,000	BP Capital Markets America, Inc., 4.989%, 04/10/2034	1,008	0.0
10,000	BP Capital Markets America, Inc., 5.227%, 11/17/2034	10,199	0.0
30,000 (1)	Brink's Co., 6.750%, 06/15/2032	30,801	0.1
5,000	Bristol-Myers Squibb Co., 5.100%, 02/22/2031	5,135	0.0
14,000 (1)	Broadcom, Inc., 3.187%, 11/15/2036	11,754	0.0
6,000	Broadcom, Inc., 4.800%, 10/15/2034	5,922	0.0
17,000	Broadcom, Inc., 4.900%, 07/15/2032	17,169	0.0
13,000 (1)	Broadcom, Inc., 4.926%, 05/15/2037	12,671	0.0
7,000	Broadcom, Inc., 5.050%, 04/15/2030	7,144	0.0
4,000	Broadcom, Inc., 5.200%, 04/15/2032	4,103	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
17,000	Brown & Brown, Inc., 4.900%, 06/23/2030	$16,984	0.0
20,000 (1)	CACI International, Inc., 6.375%, 06/15/2033	20,474	0.0
12,000	Cadence Design Systems, Inc., 4.300%, 09/10/2029	11,969	0.0
14,000	Camden Property Trust, 5.850%, 11/03/2026	14,100	0.0
10,000	Campbell Soup Co., 2.375%, 04/24/2030	9,010	0.0
26,000	Cardinal Health, Inc., 4.700%, 11/15/2026	26,068	0.1
5,000 (1)	Cargill, Inc., 1.700%, 02/02/2031	4,406	0.0
4,000 (1)	Cargill, Inc., 2.125%, 04/23/2030	3,661	0.0
8,000 (1)	Cargill, Inc., 2.125%, 11/10/2031	7,046	0.0
5,000 (1)	Cargill, Inc., 5.125%, 02/11/2035	5,067	0.0
4,000	Carrier Global Corp., 2.722%, 02/15/2030	3,744	0.0
9,000	Caterpillar Financial Services Corp., 4.700%, 11/15/2029	9,125	0.0
12,000 (3)	Caterpillar, Inc., 5.200%, 05/15/2035	12,308	0.0
65,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	57,120	0.1
8,000	CDW LLC / CDW Finance Corp., 5.100%, 03/01/2030	8,031	0.0
4,000	Cencora, Inc., 5.125%, 02/15/2034	4,017	0.0
15,000	Centene Corp., 3.000%, 10/15/2030	13,493	0.0
6,000	CenterPoint Energy, Inc., 5.400%, 06/01/2029	6,157	0.0
8,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.800%, 04/01/2031	7,166	0.0
16,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.100%, 06/01/2029	16,528	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
5,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.550%, 06/01/2034	$5,173	0.0
20,000 (1)	Chemours Co., 7.875%, 03/15/2034	20,468	0.0
6,000	Cheniere Energy Partners L.P., 4.500%, 10/01/2029	5,970	0.0
25,000 (1)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	23,619	0.0
22,000	Chubb INA Holdings LLC, 4.900%, 08/15/2035	21,730	0.0
27,000	Cigna Group, 2.375%, 03/15/2031	24,366	0.0
63,000	Cigna Group, 3.050%, 10/15/2027	61,901	0.1
27,000	Cigna Group, 5.250%, 01/15/2036	27,095	0.1
4,000	Cigna Group, 5.400%, 03/15/2033	4,116	0.0
25,000 (1)(3)	Cinemark USA, Inc., 7.000%, 08/01/2032	25,854	0.1
9,000	Cisco Systems, Inc., 4.950%, 02/26/2031	9,214	0.0
17,000	Cisco Systems, Inc., 4.950%, 02/24/2032	17,355	0.0
4,000	Cisco Systems, Inc., 5.050%, 02/26/2034	4,055	0.0
5,000	Cisco Systems, Inc., 5.100%, 02/24/2035	5,063	0.0
42,000 (1)	Cleveland Electric Illuminating Co., 3.500%, 04/01/2028	41,225	0.1
35,000 (1)	Cleveland-Cliffs, Inc., 7.625%, 01/15/2034	35,381	0.1
40,000 (1)	Cloud Software Group, Inc., 8.250%, 06/30/2032	38,030	0.1
20,000	CME Group, Inc., 4.400%, 03/15/2030	20,071	0.0
15,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	15,202	0.0
16,000	CNH Industrial Capital LLC, 5.500%, 01/12/2029	16,362	0.0
17,000 (1)	CNO Global Funding, 5.875%, 06/04/2027	17,226	0.0
20,000 (1)	CNX Resources Corp., 7.250%, 03/01/2032	20,917	0.0
12,000	Coca-Cola Consolidated, Inc., 5.250%, 06/01/2029	12,270	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
7,000 (1)	Columbia Pipelines Holding Co. LLC, 5.097%, 10/01/2031	$7,069	0.0
21,000 (1)	Columbia Pipelines Holding Co. LLC, 6.042%, 08/15/2028	21,676	0.0
4,000	Comcast Corp., 1.500%, 02/15/2031	3,470	0.0
3,000	Comcast Corp., 1.950%, 01/15/2031	2,662	0.0
9,000	Comcast Corp., 3.750%, 04/01/2040	7,298	0.0
4,000	Comcast Corp., 4.250%, 01/15/2033	3,855	0.0
3,000	Comcast Corp., 5.300%, 06/01/2034	3,043	0.0
3,000 (3)	Comcast Corp., 5.300%, 05/15/2035	3,056	0.0
25,000 (1)	Commercial Metals Co., 6.000%, 12/15/2035	24,988	0.1
60,000 (1)	Corebridge Financial, Inc., 3.650%, 04/05/2027	59,645	0.1
5,000	Corebridge Financial, Inc., 3.900%, 04/05/2032	4,702	0.0
8,000	Corebridge Financial, Inc., 6.050%, 09/15/2033	8,412	0.0
20,000 (1)(3)	CoreWeave, Inc., 9.250%, 06/01/2030	20,266	0.0
20,000 (1)	Crescent Energy Finance LLC, 7.625%, 04/01/2032	20,604	0.0
7,000	Crown Castle, Inc., 2.900%, 03/15/2027	6,906	0.0
11,000	Crown Castle, Inc., 3.300%, 07/01/2030	10,362	0.0
4,000	Crown Castle, Inc., 4.800%, 09/01/2028	4,021	0.0
16,000	Crown Castle, Inc., 4.900%, 09/01/2029	16,081	0.0
8,000	Crown Castle, Inc., 5.600%, 06/01/2029	8,203	0.0
4,000	Crown Castle, Inc., 5.800%, 03/01/2034	4,115	0.0
12,000	Cummins, Inc., 1.500%, 09/01/2030	10,670	0.0
4,000	CVS Health Corp., 5.125%, 02/21/2030	4,067	0.0
19,000	CVS Health Corp., 5.450%, 09/15/2035	19,188	0.0
40,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	38,740	0.1
11,000 (3)	Deere & Co., 3.100%, 04/15/2030	10,516	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
30,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 8.625%, 03/15/2029	$31,315	0.1
8,000	Devon Energy Corp., 5.200%, 09/15/2034	8,034	0.0
40,000 (1)	Directv Financing LLC, 8.875%, 02/01/2030	40,789	0.1
3,000	Dollar General Corp., 3.500%, 04/03/2030	2,872	0.0
29,000	DTE Electric Co., 2.250%, 03/01/2030	26,848	0.1
5,000	DTE Energy Co., 4.950%, 07/01/2027	5,032	0.0
12,000	DTE Energy Co., 5.200%, 04/01/2030	12,232	0.0
7,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	6,248	0.0
4,000	Duke Energy Florida LLC, 5.875%, 11/15/2033	4,245	0.0
12,000	Elevance Health, Inc., 4.600%, 09/15/2032	11,821	0.0
16,000	Elevance Health, Inc., 4.950%, 11/01/2031	16,148	0.0
9,000	Elevance Health, Inc., 5.200%, 02/15/2035	9,012	0.0
3,000	Eli Lilly & Co., 4.700%, 02/09/2034	2,998	0.0
20,000 (1)(3)	Embecta Corp., 5.000%, 02/15/2030	18,802	0.0
40,000 (1)	Emerald Debt Merger Sub LLC, 6.625%, 12/15/2030	41,001	0.1
30,000 (1)	Energizer Holdings, Inc., 4.375%, 03/31/2029	28,879	0.1
11,000	Energy Transfer L.P., 3.750%, 05/15/2030	10,647	0.0
8,000	Energy Transfer L.P., 5.200%, 04/01/2030	8,174	0.0
17,000	Entergy Corp., 2.800%, 06/15/2030	15,851	0.0
4,000	Entergy Mississippi LLC, 5.000%, 09/01/2033	4,016	0.0
5,000	Enterprise Products Operating LLC, 4.950%, 02/15/2035	5,000	0.0
24,000	EOG Resources, Inc., 5.000%, 07/15/2032	24,330	0.0
11,000	Equifax, Inc., 3.100%, 05/15/2030	10,329	0.0
17,000 (1)	Equitable Financial Life Global Funding, 5.000%, 03/27/2030	17,103	0.0
29,000	Essential Utilities, Inc., 2.704%, 04/15/2030	26,998	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
4,000	Essential Utilities, Inc., 5.375%, 01/15/2034	$4,064	0.0
5,000	Evergy Kansas Central, Inc., 5.250%, 03/15/2035	5,044	0.0
4,000	Evergy Kansas Central, Inc., 5.900%, 11/15/2033	4,237	0.0
11,000	Eversource Energy, 2.550%, 03/15/2031	9,948	0.0
17,000	Eversource Energy, 2.900%, 03/01/2027	16,802	0.0
4,000	Eversource Energy, 5.125%, 05/15/2033	4,007	0.0
9,000	Eversource Energy, 5.450%, 03/01/2028	9,137	0.0
3,000	Eversource Energy, 5.500%, 01/01/2034	3,059	0.0
12,000	Eversource Energy, 5.950%, 02/01/2029	12,412	0.0
14,000	Eversource Energy U, 1.400%, 08/15/2026	13,880	0.0
15,000	Exelon Corp., 5.150%, 03/15/2028	15,177	0.0
6,000	Exelon Corp., 5.150%, 03/15/2029	6,113	0.0
8,000	Extra Space Storage L.P., 2.350%, 03/15/2032	6,926	0.0
12,000	Extra Space Storage L.P., 3.900%, 04/01/2029	11,787	0.0
5,000	Extra Space Storage L.P., 5.350%, 01/15/2035	5,039	0.0
3,000	Exxon Mobil Corp., 2.995%, 08/16/2039	2,392	0.0
20,000 (1)	Fiesta Purchaser, Inc., 7.875%, 03/01/2031	20,668	0.0
24,000	First Industrial L.P., 5.250%, 01/15/2031	24,332	0.0
12,000	FirstEnergy Corp. B, 3.900%, 07/15/2027	11,920	0.0
12,000	Fiserv, Inc., 5.150%, 03/15/2027	12,067	0.0
4,000	Fiserv, Inc., 5.150%, 08/12/2034	3,900	0.0
11,000	Flex Ltd., 5.250%, 01/15/2032	11,083	0.0
5,000	Florida Power & Light Co., 4.625%, 05/15/2030	5,046	0.0
8,000	Florida Power & Light Co., 5.300%, 06/15/2034	8,230	0.0
25,000 (1)	Focus Financial Partners LLC, 6.750%, 09/15/2031	25,450	0.1
11,000	Ford Motor Co., 3.250%, 02/12/2032	9,655	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
200,000	Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	$198,820	0.3
20,000 (1)(3)	Fortress Intermediate 3, Inc., 7.500%, 06/01/2031	20,225	0.0
11,000	Fortune Brands Innovations, Inc., 3.250%, 09/15/2029	10,512	0.0
4,000	Fortune Brands Innovations, Inc., 4.000%, 03/25/2032	3,781	0.0
200,000 (1)	Foundry JV Holdco LLC, 6.200%, 01/25/2037	210,878	0.3
25,000 (1)	Freedom Mortgage Holdings LLC, 9.125%, 05/15/2031	25,925	0.1
25,000	Freeport-McMoRan, Inc., 4.250%, 03/01/2030	24,579	0.0
30,000 (1)	FTAI Aviation Investors LLC, 7.000%, 06/15/2032	30,991	0.1
20,000 (1)	Gabx Leasing LLC, 5.300%, 04/15/2036	19,756	0.0
6,000	GATX Corp., 4.000%, 06/30/2030	5,864	0.0
25,000 (1)	GCI LLC, 4.750%, 10/15/2028	24,479	0.0
27,000	General Mills, Inc., 2.875%, 04/15/2030	25,227	0.1
8,000	General Motors Co., 6.250%, 04/15/2035	8,387	0.0
11,000	General Motors Financial Co., Inc., 2.350%, 01/08/2031	9,855	0.0
16,000	General Motors Financial Co., Inc., 4.900%, 10/06/2029	16,107	0.0
23,000	General Motors Financial Co., Inc., 5.550%, 07/15/2029	23,567	0.0
10,000	General Motors Financial Co., Inc., 5.900%, 01/07/2035	10,271	0.0
2,000	General Motors Financial Co., Inc., 6.100%, 01/07/2034	2,089	0.0
13,000 (3)	General Motors Financial Co., Inc., 6.150%, 07/15/2035	13,535	0.0
6,000	Georgia Power Co., 4.650%, 05/16/2028	6,045	0.0
20,000 (1)	GFL Environmental Holdings US, Inc., 5.500%, 02/01/2034	19,699	0.0
9,000	GlaxoSmithKline Capital, Inc., 4.875%, 04/15/2035	8,982	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
30,000	GLP Capital L.P. / GLP Financing II, Inc., 5.250%, 02/15/2033	$29,524	0.1
5,000 (2)	Goldman Sachs Group, Inc., 4.516%, 01/21/2032	4,928	0.0
14,000(2)	Goldman Sachs Group, Inc., 5.065%, 01/21/2037	13,692	0.0
4,000 (2)	Goldman Sachs Group, Inc., 5.330%, 07/23/2035	4,016	0.0
5,000 (2)	Goldman Sachs Group, Inc., 5.536%, 01/28/2036	5,084	0.0
6,000 (2)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	6,180	0.0
2,000 (2)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	2,088	0.0
25,000(1)	Gray Media, Inc., 7.250%, 08/15/2033	25,469	0.1
5,000	HCA, Inc., 2.375%, 07/15/2031	4,438	0.0
26,000	HCA, Inc., 3.500%, 09/01/2030	24,726	0.1
29,000	HCA, Inc., 4.125%, 06/15/2029	28,614	0.1
4,000	HCA, Inc., 4.500%, 02/15/2027	4,000	0.0
34,000	HCA, Inc., 5.375%, 09/01/2026	34,027	0.1
8,000	HCA, Inc., 5.450%, 04/01/2031	8,215	0.0
16,000(1)	Health Care Service Corp. A Mutual Legal Reserve Co., 5.200%, 06/15/2029	16,226	0.0
17,000	HEICO Corp., 5.250%, 08/01/2028	17,303	0.0
20,000(1)(3)	Herc Holdings, Inc., 7.250%, 06/15/2033	20,957	0.0
22,000	Hershey Co., 4.950%, 02/24/2032	22,515	0.0
21,000	Hess Corp., 4.300%, 04/01/2027	21,020	0.0
15,000	Hewlett Packard Enterprise Co., 5.250%, 04/01/2033	15,052	0.0
20,000(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 8.375%, 11/01/2033	21,396	0.0
22,000(1)	Honeywell Aerospace, Inc., 5.732%, 03/16/2056	21,653	0.0
15,000(1)	Honeywell Aerospace, Inc., 5.852%, 03/16/2066	14,776	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
6,000	Host Hotels & Resorts L.P., 5.500%, 04/15/2035	$6,021	0.0
30,000 (1)	Howard Midstream Energy Partners LLC, 7.375%, 07/15/2032	31,360	0.1
5,000	HP, Inc., 2.650%, 06/17/2031	4,480	0.0
9,000	Humana, Inc., 5.375%, 04/15/2031	9,125	0.0
51,000 (2)	Huntington Bancshares, Inc., 5.605%, 01/28/2041	49,855	0.1
11,000	Huntington Ingalls Industries, Inc., 4.200%, 05/01/2030	10,810	0.0
4,000	Hyatt Hotels Corp., 5.250%, 06/30/2029	4,064	0.0
9,000 (1)	Hyundai Capital America, 5.150%, 03/27/2030	9,101	0.0
14,000 (1)	Hyundai Capital America, 5.400%, 03/29/2032	14,275	0.0
13,000 (1)	Hyundai Capital America, 5.680%, 06/26/2028	13,255	0.0
34,000 (1)	Hyundai Capital America, 6.100%, 09/21/2028	35,110	0.1
13,000 (1)	Hyundai Capital America, 6.500%, 01/16/2029	13,581	0.0
147,000	IBM International Capital Pte Ltd., 4.750%, 02/05/2031	147,167	0.2
10,000 (1)	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/2029	10,100	0.0
220,000	Icon Investments Six DAC, 5.849%, 05/08/2029	224,210	0.3
30,000 (1)	Imola Merger Corp., 4.750%, 05/15/2029	29,504	0.1
4,000	Ingersoll Rand, Inc., 5.176%, 06/15/2029	4,092	0.0
5,000	Ingersoll Rand, Inc., 5.400%, 08/14/2028	5,114	0.0
14,000	Intel Corp., 2.450%, 11/15/2029	13,046	0.0
7,000	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	6,372	0.0
101,000	International Business Machines Corp. .., 4.800%, 02/10/2030	101,895	0.1
100,000	International Business Machines Corp. .., 5.000%, 02/10/2032	100,871	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
100,000	International Business Machines Corp. .., 5.200%, 02/10/2035	$100,381	0.1
4,000 (3)	Intuit, Inc., 5.200%, 09/15/2033	4,054	0.0
14,000	Invitation Homes Operating Partnership L.P., 2.000%, 08/15/2031	12,054	0.0
3,000	Invitation Homes Operating Partnership L.P., 5.500%, 08/15/2033	3,045	0.0
47,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	45,405	0.1
20,000 (1)	Iron Mountain, Inc., 6.250%, 01/15/2033	20,320	0.0
10,000	Jacobs Solutions, Inc., 4.750%, 03/03/2031	9,898	0.0
15,000	Jacobs Solutions, Inc., 5.375%, 03/03/2036	14,572	0.0
40,000 (1)	Jane Street Group / JSG Finance, Inc., 6.750%, 05/01/2033	41,114	0.1
12,000	John Deere Capital Corp., 4.400%, 09/08/2031	11,978	0.0
20,000	John Deere Capital Corp., 4.700%, 06/10/2030	20,249	0.0
8,000	John Deere Capital Corp., 4.850%, 06/11/2029	8,141	0.0
14,000	John Deere Capital Corp., 4.900%, 03/07/2031	14,293	0.0
5,000	Johnson & Johnson, 3.625%, 03/03/2037	4,484	0.0
6,000	Johnson & Johnson, 4.900%, 06/01/2031	6,186	0.0
4,000	Johnson & Johnson, 4.950%, 06/01/2034	4,134	0.0
10,000 (2)	JPMorgan Chase & Co., 1.953%, 02/04/2032	8,826	0.0
18,000 (2)	JPMorgan Chase & Co., 2.182%, 06/01/2028	17,583	0.0
4,000 (2)	JPMorgan Chase & Co., 2.739%, 10/15/2030	3,768	0.0
44,000 (2)	JPMorgan Chase & Co., 2.947%, 02/24/2028	43,489	0.1
5,000 (2)	JPMorgan Chase & Co., 3.702%, 05/06/2030	4,883	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
58,000 (2)	JPMorgan Chase & Co., 3.782%, 02/01/2028	$57,752	0.1
19,000 (2)	JPMorgan Chase & Co., 4.452%, 12/05/2029	18,965	0.0
12,000 (2)	JPMorgan Chase & Co., 4.603%, 10/22/2030	12,032	0.0
15,000 (2)	JPMorgan Chase & Co., 4.622%, 04/23/2032	14,932	0.0
30,000 (2)	JPMorgan Chase & Co., 4.810%, 10/22/2036	29,153	0.1
7,000 (2)	JPMorgan Chase & Co., 4.995%, 07/22/2030	7,087	0.0
3,000 (2)	JPMorgan Chase & Co., 5.148%, 04/23/2037	2,983	0.0
50,000 (2)	JPMorgan Chase & Co., 5.193%, 02/05/2037	49,207	0.1
16,000 (2)	JPMorgan Chase & Co., 5.571%, 04/22/2028	16,180	0.0
9,000 (2)	JPMorgan Chase & Co., 5.572%, 04/22/2036	9,262	0.0
10,000 (2)	JPMorgan Chase & Co., 5.581%, 04/22/2030	10,282	0.0
3,000 (2)	JPMorgan Chase & Co., 5.766%, 04/22/2035	3,128	0.0
15,000 (2)	JPMorgan Chase & Co. PP, 6.100%, 12/31/2199	15,000	0.0
3,000	Kentucky Utilities Co. KENT, 5.450%, 04/15/2033	3,092	0.0
9,000	Kenvue, Inc., 4.850%, 05/22/2032	9,108	0.0
5,000	Kenvue, Inc., 4.900%, 03/22/2033	5,035	0.0
6,000	Kenvue, Inc., 5.050%, 03/22/2028	6,084	0.0
25,000 (2)	KeyCorp, 5.305%, 01/28/2037	24,564	0.0
35,000 (2)	KeyCorp Capital I, 4.693%, (TSFR3M + 1.002%), 07/01/2028	34,390	0.1
8,000	Kinder Morgan, Inc., 5.300%, 12/01/2034	8,091	0.0
4,000	KLA Corp., 4.700%, 02/01/2034	3,964	0.0
15,000	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	14,108	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
9,000	L3Harris Technologies, Inc., 5.050%, 06/01/2029	$9,157	0.0
9,000 (3)	Laboratory Corp. of America Holdings, 4.550%, 04/01/2032	8,915	0.0
5,000	Laboratory Corp. of America Holdings, 4.800%, 10/01/2034	4,884	0.0
25,000 (1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	24,493	0.0
20,000 (1)	Level 3 Financing, Inc., 6.875%, 06/30/2033	20,656	0.0
15,000 (1)	Liberty Utilities Co., 5.577%, 01/31/2029	15,308	0.0
7,000 (1)	Liberty Utilities Co., 5.869%, 01/31/2034	7,237	0.0
25,000 (1)	LifePoint Health, Inc., 8.375%, 02/15/2032	26,244	0.1
25,000 (1)	Light & Wonder International, Inc., 6.250%, 10/01/2033	24,806	0.1
4,000	Lockheed Martin Corp., 5.250%, 01/15/2033	4,162	0.0
3,000	Louisville Gas and Electric Co. LOU, 5.450%, 04/15/2033	3,097	0.0
25,000	Lowe's Cos., Inc., 4.500%, 10/15/2032	24,570	0.0
14,000	LPL Holdings, Inc., 5.150%, 06/15/2030	14,109	0.0
13,000	LPL Holdings, Inc., 5.200%, 03/15/2030	13,130	0.0
9,000	LPL Holdings, Inc., 5.700%, 05/20/2027	9,098	0.0
21,000 (2)	M&T Bank Corp., 3.500%, 12/31/2199	20,711	0.0
69,000 (2)	M&T Bank Corp., 5.400%, 07/30/2035	69,081	0.1
45,000	Macy's Retail Holdings LLC, 4.500%, 12/15/2034	39,309	0.1
20,000	Main Street Capital Corp., 6.950%, 03/01/2029	20,623	0.0
25,000	Marriott International, Inc., 4.500%, 10/15/2031	24,700	0.1
23,000	Marriott International, Inc., 5.250%, 10/15/2035	23,013	0.0
5,000	Marriott International, Inc., 5.350%, 03/15/2035	5,045	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
8,000	Marriott International, Inc. HH, 2.850%, 04/15/2031	$7,336	0.0
8,000 (1)	Mars, Inc., 5.000%, 03/01/2032	8,118	0.0
12,000 (1)	Mars, Inc., 5.200%, 03/01/2035	12,111	0.0
8,000	Marvell Technology, Inc., 5.750%, 02/15/2029	8,259	0.0
35,000 (1)	Match Group Holdings II LLC, 3.625%, 10/01/2031	31,392	0.1
8,000	McKesson Corp., 4.250%, 09/15/2029	7,983	0.0
12,000	McKesson Corp., 4.950%, 05/30/2032	12,185	0.0
9,000	McKesson Corp., 5.250%, 05/30/2035	9,171	0.0
14,000 (1)	Medline Borrower L.P., 3.875%, 04/01/2029	13,609	0.0
3,000	Medtronic Global Holdings SCA, 4.500%, 03/30/2033	2,968	0.0
24,000	Merck & Co., Inc., 4.450%, 12/04/2032	23,781	0.0
20,000 (1)	Meridian Arc Holdco LLC, 6.250%, 04/30/2031	20,005	0.0
19,000	Meta Platforms, Inc., 4.200%, 11/15/2030	18,783	0.0
14,000	Meta Platforms, Inc., 4.600%, 11/15/2032	13,839	0.0
19,000	Meta Platforms, Inc., 4.750%, 08/15/2034	18,701	0.0
19,000 (3)	Meta Platforms, Inc., 4.875%, 11/15/2035	18,524	0.0
25,000	Meta Platforms, Inc., 5.500%, 11/15/2045	23,248	0.0
9,000	Meta Platforms, Inc., 5.625%, 11/15/2055	8,270	0.0
14,000	Meta Platforms, Inc., 5.750%, 11/15/2065	12,748	0.0
20,000	Meta Platforms, Inc., 6.200%, 05/15/2046	20,058	0.0
40,000	Meta Platforms, Inc., 6.300%, 05/15/2056	40,142	0.1
20,000	Meta Platforms, Inc., 6.450%, 05/15/2066	20,000	0.0
40,000	MGM Resorts International, 6.500%, 04/15/2032	40,528	0.1
4,000	Mid-America Apartments L.P., 5.300%, 02/15/2032	4,123	0.0
2,000	Mohawk Industries, Inc., 5.850%, 09/18/2028	2,057	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
4,000 (1)	Monongahela Power Co., 5.850%, 02/15/2034	$4,197	0.0
11,000 (2)	Morgan Stanley, 1.512%, 07/20/2027	10,934	0.0
25,000 (2)	Morgan Stanley, 2.475%, 01/21/2028	24,652	0.1
4,000 (2)	Morgan Stanley, 2.484%, 09/16/2036	3,464	0.0
10,000 (2)	Morgan Stanley, 4.809%, 04/16/2032	9,978	0.0
5,000 (2)	Morgan Stanley, 5.042%, 07/19/2030	5,058	0.0
38,000 (2)	Morgan Stanley, 5.073%, 01/30/2037	37,196	0.1
11,000 (2)	Morgan Stanley, 5.164%, 04/20/2029	11,128	0.0
7,000 (2)	Morgan Stanley, 5.173%, 01/16/2030	7,094	0.0
5,000 (2)	Morgan Stanley, 5.192%, 04/17/2031	5,080	0.0
40,000 (2)	Morgan Stanley, 5.296%, 04/10/2037	39,775	0.1
18,000 (2)	Morgan Stanley, 5.664%, 04/17/2036	18,499	0.0
9,000	Motorola Solutions, Inc., 5.000%, 04/15/2029	9,119	0.0
12,000	Motorola Solutions, Inc., 5.550%, 08/15/2035	12,280	0.0
12,000	MPLX L.P., 5.000%, 01/15/2033	11,947	0.0
10,000	MPLX L.P., 5.300%, 04/01/2036	9,827	0.0
14,000	MSCI, Inc., 5.150%, 03/15/2036	13,571	0.0
29,000	National Health Investors, Inc., 5.350%, 02/01/2033	28,835	0.1
7,000	National Rural Utilities Cooperative Finance Corp., 1.650%, 06/15/2031	6,065	0.0
37,000 (3)	National Rural Utilities Cooperative Finance Corp., 3.900%, 11/01/2028	36,600	0.1
4,000	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	3,890	0.0
25,000 (1)	NCL Corp. Ltd., 6.750%, 02/01/2032	24,898	0.1
7,000	NetApp, Inc., 5.500%, 03/17/2032	7,166	0.0
10,000 (3)	Newell Brands, Inc., 6.625%, 05/15/2032	9,714	0.0
10,000 (1)	Newell Brands, Inc., 8.500%, 06/01/2028	10,456	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
8,000	NextEra Energy Capital Holdings, Inc., 5.300%, 03/15/2032	$8,210	0.0
8,000 (2)	NextEra Energy Capital Holdings, Inc., 6.375%, 08/15/2055	8,169	0.0
8,000 (2)	NextEra Energy Capital Holdings, Inc., 6.500%, 08/15/2055	8,343	0.0
15,000	NiSource, Inc., 5.850%, 04/01/2055	14,597	0.0
16,000	NNN REIT, Inc., 4.600%, 02/15/2031	15,903	0.0
3,000	Norfolk Southern Corp., 2.550%, 11/01/2029	2,829	0.0
5,000	Norfolk Southern Corp., 5.050%, 08/01/2030	5,113	0.0
4,000	Norfolk Southern Corp., 5.550%, 03/15/2034	4,161	0.0
16,000 (2)	Northern Trust Corp., 3.375%, 05/08/2032	15,798	0.0
44,000 (2)	Northern Trust Corp., 5.117%, 11/19/2040	43,133	0.1
22,000 (1)	NorthWestern Corp., 5.073%, 03/21/2030	22,311	0.0
10,000 (1)	Northwestern Mutual Life Insurance Co., 6.170%, 05/29/2055	10,339	0.0
30,000	Novartis Capital Corp., 4.600%, 03/18/2033	29,801	0.1
18,000	Novartis Capital Corp., 5.600%, 03/18/2046	18,027	0.0
20,000	Novartis Capital Corp., 5.700%, 03/18/2056	20,047	0.0
35,000 (1)	Novelis Corp., 4.750%, 01/30/2030	33,556	0.1
30,000 (1)	NRG Energy, Inc., 6.000%, 02/01/2033	30,249	0.1
4,000	NSTAR Electric Co., 5.400%, 06/01/2034	4,094	0.0
13,000 (3)	Nucor Corp., 5.100%, 06/01/2035	13,163	0.0
9,000 (1)	Nuveen LLC, 5.550%, 01/15/2030	9,244	0.0
20,000 (1)	OAK-Eagle Acquireco, Inc., 7.250%, 07/01/2033	20,617	0.0
10,000 (1)	OAK-Eagle Acquireco, Inc., 8.750%, 07/01/2034	10,412	0.0
3,000 (3)	Occidental Petroleum Corp., 5.375%, 01/01/2032	3,065	0.0
4,000	Occidental Petroleum Corp., 6.200%, 03/15/2040	4,136	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
4,000	OGE Energy Corp., 5.450%, 05/15/2029	$4,095	0.0
30,000 (1)	Olin Corp., 6.625%, 04/01/2033	29,757	0.1
14,000	Omega Healthcare Investors, Inc., 5.200%, 07/01/2030	14,116	0.0
25,000	Omnicom Group, Inc., 5.000%, 06/02/2033	24,535	0.0
7,000	ONE Gas, Inc., 5.100%, 04/01/2029	7,139	0.0
9,000	ONEOK, Inc., 6.250%, 10/15/2055	8,851	0.0
41,000 (1)	ONEOK, Inc., 6.500%, 09/01/2030	43,314	0.1
41,000	Oracle Corp., 2.800%, 04/01/2027	40,384	0.1
7,000	Oracle Corp., 2.950%, 04/01/2030	6,416	0.0
7,000	Oracle Corp., 3.800%, 11/15/2037	5,538	0.0
20,000	Oracle Corp., 4.950%, 02/04/2031	19,569	0.0
16,000	Oracle Corp., 5.200%, 09/26/2035	14,918	0.0
30,000	Oracle Corp., 5.350%, 05/04/2033	29,179	0.1
16,000	Oracle Corp., 5.875%, 09/26/2045	13,793	0.0
50,000	Oracle Corp., 5.950%, 09/26/2055	41,918	0.1
21,000	Oracle Corp., 6.100%, 09/26/2065	17,366	0.0
11,000	Oracle Corp., 6.550%, 02/04/2046	10,237	0.0
11,000	Oracle Corp., 6.850%, 02/04/2066	10,115	0.0
14,000	O'Reilly Automotive, Inc., 4.350%, 06/01/2028	14,012	0.0
20,000 (1)	Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 03/15/2030	19,473	0.0
25,000 (1)(3)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	23,923	0.0
25,000 (1)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	25,131	0.1
30,000 (1)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.000%, 02/01/2030	30,647	0.1
14,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 07/01/2029	14,213	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
12,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 02/01/2030	$12,172	0.0
34,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 03/30/2029	34,597	0.1
20,000 (1)	Performance Food Group, Inc., 5.625%, 03/01/2034	19,596	0.0
25,000 (1)	Permian Resources Operating LLC, 6.250%, 02/01/2033	25,610	0.1
25,000	Perrigo Finance Unlimited Co. USD, 6.125%, 09/30/2032	23,543	0.0
7,000	Pfizer Investment Enterprises Pte Ltd., 4.650%, 05/19/2030	7,053	0.0
8,000	Pfizer Investment Enterprises Pte Ltd., 4.750%, 05/19/2033	7,969	0.0
20,000 (2)	PG&E Corp., 6.850%, 09/15/2056	20,005	0.0
14,000	Philip Morris International, Inc., 4.750%, 11/01/2031	14,089	0.0
12,000	Philip Morris International, Inc., 4.875%, 02/13/2029	12,159	0.0
3,000	Philip Morris International, Inc., 5.250%, 02/13/2034	3,058	0.0
20,000 (1)(3)	Playtika Holding Corp., 4.250%, 03/15/2029	17,244	0.0
7,000 (2)	PNC Financial Services Group, Inc., 6.037%, 10/28/2033	7,391	0.0
50,000 (1)	Post Holdings, Inc., 6.375%, 03/01/2033	50,013	0.1
20,000 (1)	Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.375%, 04/30/2029	19,531	0.0
22,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.250%, 04/01/2029	22,436	0.0
4,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.500%, 04/01/2034	4,072	0.0
12,000 (1)	PSEG Power LLC, 5.200%, 05/15/2030	12,191	0.0
12,000 (1)	PSEG Power LLC, 5.750%, 05/15/2035	12,256	0.0
3,000	Public Service Electric and Gas Co., 5.200%, 08/01/2033	3,077	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
3,000	Public Service Electric and Gas Co., 5.200%, 03/01/2034	$3,054	0.0
8,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	7,124	0.0
7,000	Public Service Enterprise Group, Inc., 4.900%, 03/15/2030	7,073	0.0
14,000	Public Service Enterprise Group, Inc., 5.200%, 04/01/2029	14,249	0.0
3,000	Public Service Enterprise Group, Inc., 5.400%, 03/15/2035	3,031	0.0
8,000	Qualcomm, Inc., 4.750%, 05/20/2032	8,059	0.0
3,000	Quest Diagnostics, Inc., 2.800%, 06/30/2031	2,753	0.0
3,000	Quest Diagnostics, Inc., 2.950%, 06/30/2030	2,819	0.0
16,000	Quest Diagnostics, Inc., 4.625%, 12/15/2029	16,109	0.0
3,000	Quest Diagnostics, Inc., 6.400%, 11/30/2033	3,264	0.0
20,000 (1)	Quikrete Holdings, Inc., 6.375%, 03/01/2032	20,328	0.0
34,000	Raymond James Financial, Inc., 5.650%, 09/11/2055	32,492	0.1
4,000	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	3,473	0.0
4,000 (1)	RGA Global Funding, 5.448%, 05/24/2029	4,093	0.0
15,000	RLI Corp., 5.375%, 06/01/2036	14,574	0.0
215,000 (1)	Roche Holdings, Inc., 5.489%, 11/13/2030	224,408	0.3
25,000 (1)	Rocket Cos., Inc., 6.375%, 08/01/2033	25,336	0.1
40,000 (1)	Rocket Cos., Inc., 6.500%, 08/01/2029	40,798	0.1
13,000	Roper Technologies, Inc., 1.750%, 02/15/2031	11,274	0.0
4,000	Ross Stores, Inc., 4.700%, 04/15/2027	3,996	0.0
140,000	Royalty Pharma PLC, 1.750%, 09/02/2027	135,195	0.2
13,000	Royalty Pharma PLC, 2.200%, 09/02/2030	11,744	0.0
6,000	Ryder System, Inc., 4.950%, 09/01/2029	6,087	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
12,000	Ryder System, Inc., 5.000%, 03/15/2030	$12,211	0.0
9,000	Ryder System, Inc., 5.250%, 06/01/2028	9,150	0.0
2,000	Ryder System, Inc., 5.375%, 03/15/2029	2,051	0.0
12,000	Ryder System, Inc., 5.500%, 06/01/2029	12,338	0.0
4,000	Ryder System, Inc., 6.600%, 12/01/2033	4,392	0.0
3,000	S&P Global, Inc., 1.250%, 08/15/2030	2,619	0.0
12,000	S&P Global, Inc., 2.950%, 03/01/2029	11,580	0.0
22,000	Salesforce, Inc., 4.900%, 09/15/2031	21,940	0.0
33,000	Salesforce, Inc., 5.200%, 03/15/2033	32,950	0.1
15,000	Salesforce, Inc., 5.550%, 03/15/2036	14,964	0.0
18,000	Salesforce, Inc., 6.400%, 03/15/2046	18,005	0.0
24,000	Salesforce, Inc., 6.550%, 03/15/2056	23,853	0.0
30,000	Sally Holdings LLC / Sally Capital, Inc., 6.750%, 04/01/2032	30,941	0.1
13,000 (1)	Schlumberger Holdings Corp., 2.650%, 06/26/2030	12,157	0.0
2,000 (1)(3)	Schlumberger Holdings Corp., 4.850%, 05/15/2033	2,001	0.0
7,000 (1)	Schlumberger Holdings Corp., 5.000%, 11/15/2029	7,142	0.0
25,000 (1)	Scientific Games Holdings L.P./ Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	21,116	0.0
20,000 (1)	Select Medical Corp., 6.250%, 12/01/2032	19,433	0.0
11,000 (2)	Sempra, 6.400%, 10/01/2054	11,091	0.0
20,000 (1)	Simmons Foods, Inc./ Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./ Simmons Feed, 4.625%, 03/01/2029	19,310	0.0
20,000 (1)(3)	Sirius XM Radio LLC, 5.875%, 04/15/2032	19,678	0.0
20,000 (1)	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/2031	20,953	0.0
35,000 (1)(3)	Snap, Inc., 6.875%, 03/15/2034	33,906	0.1
8,000	Solventum Corp., 5.450%, 03/13/2031	8,222	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
3,000	Solventum Corp., 5.600%, 03/23/2034	$3,068	0.0
20,000 (1)	Somnigroup International, Inc., 3.875%, 10/15/2031	18,510	0.0
15,000 (1)	Somnigroup International, Inc., 4.000%, 04/15/2029	14,520	0.0
8,000	Sonoco Products Co., 4.600%, 09/01/2029	7,988	0.0
25,000 (1)	Sotera Health Holdings LLC, 7.375%, 06/01/2031	26,017	0.1
70,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	61,169	0.1
4,000	Southern California Gas Co., 5.200%, 06/01/2033	4,084	0.0
12,000	Southern Co., 5.113%, 08/01/2027	12,106	0.0
4,000	Southwestern Electric Power Co., 5.300%, 04/01/2033	4,061	0.0
30,000	Southwestern Public Service Co., 5.300%, 05/15/2035	30,162	0.1
30,000	Sprint Capital Corp., 6.875%, 11/15/2028	31,680	0.1
19,000	Sprint Capital Corp., 8.750%, 03/15/2032	22,614	0.0
20,000 (1)	Stagwell Global LLC, 5.625%, 08/15/2029	19,038	0.0
10,000 (1)	Standard Building Solutions, Inc., 6.500%, 08/15/2032	10,107	0.0
40,000 (1)	Standard Industries, Inc., 4.375%, 07/15/2030	38,214	0.1
20,000 (1)	Starwood Property Trust, Inc., 6.500%, 07/01/2030	20,502	0.0
23,000 (2)	State Street Corp., 3.031%, 11/01/2034	21,628	0.0
14,000 (2)	State Street Corp., 4.675%, 10/22/2032	14,002	0.0
8,000	State Street Corp., 4.729%, 02/28/2030	8,083	0.0
35,000 (1)	Station Casinos LLC, 6.625%, 03/15/2032	35,457	0.1
11,000	Stryker Corp., 4.850%, 02/10/2030	11,143	0.0
25,000 (1)	Summit Midstream Holdings LLC, 8.625%, 10/31/2029	26,152	0.1
30,000 (1)	Sunoco L.P., 5.875%, 03/15/2034	29,908	0.1
20,000 (1)	SV RNO Property Owner 1 LLC, 5.875%, 03/01/2031	19,636	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
8,000	Synopsys, Inc., 5.000%, 04/01/2032	$8,087	0.0
4,000	Sysco Corp., 5.400%, 03/23/2035	4,015	0.0
8,000	Take-Two Interactive Software, Inc., 5.400%, 06/12/2029	8,162	0.0
25,000 (1)	Talen Energy Supply LLC, 6.500%, 02/01/2036	25,108	0.1
17,000	Targa Resources Corp., 5.400%, 07/30/2036	16,927	0.0
3,000	Targa Resources Corp., 5.500%, 02/15/2035	3,042	0.0
11,000	Teledyne FLIR LLC, 2.500%, 08/01/2030	10,121	0.0
30,000 (1)	Tenet Healthcare Corp., 6.000%, 11/15/2033	30,337	0.1
25,000 (1)	Terex Corp., 6.250%, 10/15/2032	25,430	0.1
20,000	Thermo Fisher Scientific, Inc., 4.550%, 06/15/2033	19,733	0.0
19,000	Thermo Fisher Scientific, Inc., 4.977%, 08/10/2030	19,388	0.0
5,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	4,869	0.0
5,000	T-Mobile USA, Inc., 5.000%, 02/15/2036	4,895	0.0
8,000 (3)	T-Mobile USA, Inc., 5.300%, 05/15/2035	8,063	0.0
14,000	T-Mobile USA, Inc., 5.850%, 02/15/2056	13,467	0.0
13,000	Toyota Motor Credit Corp., 4.350%, 10/08/2027	13,049	0.0
9,000	Toyota Motor Credit Corp., 4.550%, 08/09/2029	9,056	0.0
23,000	Toyota Motor Credit Corp., 4.800%, 05/15/2030	23,304	0.0
7,000	Toyota Motor Credit Corp., 5.350%, 01/09/2035	7,171	0.0
6,000	Toyota Motor Credit Corp., 5.550%, 11/20/2030	6,255	0.0
20,000	TPG Operating Group II L.P., 4.875%, 05/15/2031	19,735	0.0
3,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	2,863	0.0
15,000 (1)	TransDigm, Inc., 6.125%, 07/31/2034	15,035	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
25,000 (1)	TransDigm, Inc., 6.750%, 01/31/2034	$25,700	0.1
22,000 (2)	Truist Financial Corp., 5.435%, 01/24/2030	22,516	0.0
9,000	Tucson Electric Power Co., 5.200%, 09/15/2034	9,087	0.0
7,000	Tyson Foods, Inc., 5.400%, 03/15/2029	7,170	0.0
11,000	Uber Technologies, Inc., 4.300%, 01/15/2030	10,919	0.0
16,000 (1)	United Airlines, Inc., 4.625%, 04/15/2029	15,804	0.0
8,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	5,872	0.0
8,000	UnitedHealth Group, Inc., 4.950%, 01/15/2032	8,108	0.0
3,000	UnitedHealth Group, Inc., 5.150%, 07/15/2034	3,037	0.0
6,000	Universal Health Services, Inc., 4.625%, 10/15/2029	5,964	0.0
41,000 (2)	US Bancorp, 5.033%, 01/26/2037	40,338	0.1
25,000	Utah Acquisition Sub, Inc., 3.950%, 06/15/2026	24,980	0.1
80,000	Valero Energy Corp., 5.150%, 03/10/2036	78,799	0.1
55,000 (1)	Venture Global LNG, Inc., 8.375%, 06/01/2031	57,371	0.1
25,000 (1)	Venture Global Plaquemines LNG LLC, 6.500%, 01/15/2034	26,222	0.1
6,000	Verizon Communications, Inc., 4.812%, 03/15/2039	5,591	0.0
16,000	Verizon Communications, Inc., 5.000%, 01/15/2036	15,634	0.0
25,000	Verizon Communications, Inc., 5.875%, 11/30/2055	24,177	0.0
21,000	Verizon Communications, Inc., 6.000%, 11/30/2065	20,268	0.0
30,000 (1)	Versant Media Group, Inc., 7.250%, 01/30/2031	31,163	0.1
20,000	Vertiv Holdings Co., 5.650%, 03/15/2046	19,302	0.0
20,000 (1)	VFH Parent LLC / Valor Co-Issuer, Inc., 7.500%, 06/15/2031	21,015	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
25,000 (1)	Viasat, Inc., 5.625%, 04/15/2027	$24,958	0.1
17,000	Viatris, Inc., 2.700%, 06/22/2030	15,495	0.0
4,000	Viatris, Inc., 3.850%, 06/22/2040	3,078	0.0
20,000 (1)	Victoria's Secret & Co., 4.625%, 07/15/2029	19,282	0.0
19,000	Viper Energy Partners LLC, 5.700%, 08/01/2035	19,299	0.0
25,000	Virginia Electric and Power Co., 4.950%, 03/15/2036	24,382	0.0
30,000 (1)	Vistra Operations Co. LLC, 4.375%, 05/01/2029	29,490	0.1
29,000	VMware, Inc., 1.400%, 08/15/2026	28,780	0.1
20,000 (1)	Voyager Parent LLC, 9.250%, 07/01/2032	21,280	0.0
43,000	Walmart, Inc., 4.900%, 04/28/2035	43,563	0.1
20,000 (1)	Wand NewCo 3, Inc., 7.625%, 01/30/2032	20,832	0.0
20,000	Waste Connections, Inc., 4.800%, 07/15/2036	19,586	0.0
25,000 (1)	Waste Pro USA, Inc., 7.000%, 02/01/2033	25,530	0.1
4,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	4,042	0.0
13,000	Wells Fargo & Co., 3.000%, 10/23/2026	12,936	0.0
4,000 (2)	Wells Fargo & Co., 3.584%, 05/22/2028	3,966	0.0
40,000 (2)	Wells Fargo & Co., 4.960%, 01/23/2037	38,985	0.1
41,000 (2)	Wells Fargo & Co., 5.433%, 01/23/2047	39,006	0.1
3,000 (2)	Wells Fargo & Co., 5.499%, 01/23/2035	3,060	0.0
19,000 (2)	Wells Fargo & Co., 5.605%, 04/23/2036	19,492	0.0
3,000 (2)	Wells Fargo & Co., 6.491%, 10/23/2034	3,252	0.0
25,000 (2)	Wells Fargo & Co. GG, 6.125%, 12/31/2199	25,095	0.1
4,000	Western Midstream Operating L.P., 5.450%, 11/15/2034	3,983	0.0
15,000	Westinghouse Air Brake Technologies Corp., 4.700%, 09/15/2028	15,049	0.0
3,000	Weyerhaeuser Co., 4.750%, 05/15/2026	3,000	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
4,000	Williams Cos., Inc., 4.900%, 03/15/2029	$4,044	0.0
35,000 (1)	Williams Scotsman, Inc., 6.625%, 06/15/2029	35,953	0.1
3,000	Wisconsin Power and Light Co., 5.375%, 03/30/2034	3,066	0.0
25,000 (1)	WULF Compute LLC, 7.750%, 10/15/2030	26,290	0.1
40,000 (1)(3)	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 6.250%, 03/15/2033	40,220	0.1
8,000	Xcel Energy, Inc., 5.600%, 04/15/2035	8,151	0.0
24,000 (2)	Xcel Energy, Inc., 5.750%, 12/03/2056	23,745	0.0
9,000	Zimmer Biomet Holdings, Inc., 3.550%, 03/20/2030	8,670	0.0
		11,564,281	14.4
	Total Corporate Bonds/Notes
	(Cost $18,433,290)	18,601,584	23.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 19.8%

	United States: 19.8%
170,995 (2)	Adjustable Rate Mortgage Trust 2006-2 1A1, 4.484%, 05/25/2036	147,863	0.2
50,954 (2)	Alternative Loan Trust 2005-53T2 2A6, 4.269%, (TSFR1M + 0.614%), 11/25/2035	25,314	0.0
95,109	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	44,443	0.1
138,184 (2)	Alternative Loan Trust 2007-23CB A3, 4.269%, (TSFR1M + 0.614%), 09/25/2037	46,368	0.1
306,197	CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	135,787	0.2
182,342	CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	163,337	0.2
524,583 (1)(2)	COLT Mortgage Loan Trust 2021-2 A1, 0.924%, 08/25/2066	444,253	0.6
201,588 (1)(2)	COLT Mortgage Loan Trust 2021-3 A1, 0.956%, 09/27/2066	169,273	0.2
113,856 (1)(2)	CSMC Trust 2015-2 B3, 3.866%, 02/25/2045	109,646	0.1

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
68,254 (1)(2)	CSMC Trust 2015-3 B1, 3.794%, 03/25/2045	$66,211	0.1
66,453	Fannie Mae REMIC Trust 2003-22 BZ, 6.000%, 04/25/2033	68,199	0.1
1,681,332 (2)(4)	Fannie Mae REMIC Trust 2005-18 SC, 0.890%, (-1.000*SOFR30A + 4.536%), 03/25/2035	42,937	0.1
53,805 (2)	Fannie Mae REMIC Trust 2005-74 DK, 8.961%, (-1.000*SOFR30A + 23.542%), 07/25/2035	56,530	0.1
44,103 (2)	Fannie Mae REMIC Trust 2006-104 ES, 14.652%, (-1.000*SOFR30A + 32.878%), 11/25/2036	55,374	0.1
571,275 (2)(4)	Fannie Mae REMIC Trust 2007-36 SN, 3.010%, (-1.000*SOFR30A + 6.656%), 04/25/2037	49,530	0.1
27,760 (2)	Fannie Mae REMIC Trust 2007-55 DS, 5.601%, (-1.000*SOFR30A + 14.714%), 06/25/2037	25,118	0.0
224,971 (2)(4)	Fannie Mae REMIC Trust 2007-9 SE, 2.320%, (-1.000*SOFR30A + 5.966%), 03/25/2037	16,162	0.0
366,490 (2)(4)	Fannie Mae REMIC Trust 2008-41 S, 3.040%, (-1.000*SOFR30A + 6.686%), 11/25/2036	32,472	0.0
267,261 (2)(4)	Fannie Mae REMIC Trust 2008-53 FI, 2.340%, (-1.000*SOFR30A + 5.986%), 07/25/2038	18,988	0.0
219,174 (2)(4)	Fannie Mae REMIC Trust 2008-58 SM, 2.340%, (-1.000*SOFR30A + 5.986%), 07/25/2038	16,569	0.0
2,200,922 (2)(4)	Fannie Mae REMIC Trust 2009-106 SA, 2.490%, (-1.000*SOFR30A + 6.136%), 01/25/2040	142,912	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
147,528 (2)	Fannie Mae REMIC Trust 2009-66 SL, 3.272%, (-1.000*SOFR30A + 15.452%), 09/25/2039	$130,399	0.2
93,200 (2)	Fannie Mae REMIC Trust 2009-66 SW, 3.439%, (-1.000*SOFR30A + 15.618%), 09/25/2039	77,831	0.1
1,405,564 (2)(4)	Fannie Mae REMIC Trust 2010-123 SL, 2.310%, (-1.000*SOFR30A + 5.956%), 11/25/2040	84,119	0.1
1,654,846 (2)(4)	Fannie Mae REMIC Trust 2011-55 SK, 2.800%, (-1.000*SOFR30A + 6.446%), 06/25/2041	151,389	0.2
599,267 (2)(4)	Fannie Mae REMIC Trust 2011-86 NS, 2.190%, (-1.000*SOFR30A + 5.836%), 09/25/2041	36,545	0.0
122,975 (2)(4)	Fannie Mae REMIC Trust 2012-10 US, 2.690%, (-1.000*SOFR30A + 6.336%), 02/25/2042	13,178	0.0
58,777 (2)(4)	Fannie Mae REMIC Trust 2012-24 HS, 2.790%, (-1.000*SOFR30A + 6.436%), 09/25/2040	347	0.0
130,401 (4)	Fannie Mae REMIC Trust 2013-31 PI, 4.500%, 02/25/2043	3,568	0.0
369,502 (4)	Fannie Mae REMIC Trust 2013-44 DI, 3.000%, 05/25/2033	25,563	0.0
2,979,013 (4)	Fannie Mae REMIC Trust 2015-34 DI, 6.500%, 06/25/2045	650,744	0.8
4,639,992 (2)(4)	Fannie Mae REMIC Trust 2015-59 SK, 1.890%, (-1.000*SOFR30A + 5.536%), 08/25/2045	338,161	0.4
2,876,619 (4)	Fannie Mae REMIC Trust 2017-15 GI, 4.500%, 03/25/2047	359,822	0.5
4,254,743 (4)	Fannie Mae REMIC Trust 2020-49 PI, 2.000%, 07/25/2050	519,970	0.7
50,054 (2)(4)	Freddie Mac REMIC Trust 2303 SY, 4.946%, (-1.000*SOFR30A + 8.586%), 04/15/2031	3,917	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
320,618 (2)(4)	Freddie Mac REMIC Trust 2989 GU, 3.246%, (-1.000*SOFR30A + 6.886%), 02/15/2033	$18,357	0.0
371,220 (2)(4)	Freddie Mac REMIC Trust 3271 SB, 2.296%, (-1.000*SOFR30A + 5.936%), 02/15/2037	24,953	0.0
1,339,047 (2)(4)	Freddie Mac REMIC Trust 3424 HI, 2.146%, (-1.000*SOFR30A + 5.786%), 04/15/2038	90,967	0.1
154,845 (4)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	15,447	0.0
945,633 (2)(4)	Freddie Mac REMIC Trust 3693 SC, 2.746%, (-1.000*SOFR30A + 6.386%), 07/15/2040	93,052	0.1
1,406,463 (2)(4)	Freddie Mac REMIC Trust 3856 KS, 2.796%, (-1.000*SOFR30A + 6.436%), 05/15/2041	141,244	0.2
76,956 (2)(4)	Freddie Mac REMIC Trust 3925 SD, 2.296%, (-1.000*SOFR30A + 5.936%), 07/15/2040	769	0.0
569,216 (2)(4)	Freddie Mac REMIC Trust 4040 SW, 2.876%, (-1.000*SOFR30A + 6.516%), 05/15/2032	33,511	0.0
2,710,239 (4)	Freddie Mac REMIC Trust 4091 IK, 5.000%, 10/15/2041	536,130	0.7
6,152,975 (2)(4)	Freddie Mac REMIC Trust 4096 SB, 2.246%, (-1.000*SOFR30A + 5.886%), 08/15/2042	544,567	0.7
213,463 (4)	Freddie Mac REMIC Trust 4152 BI, 4.000%, 12/15/2041	9,798	0.0
372,893 (4)	Freddie Mac REMIC Trust 4313 MI, 5.000%, 04/15/2039	26,390	0.0
4,057,060 (2)(4)	Freddie Mac REMIC Trust 4480 WS, 2.426%, (-1.000*SOFR30A + 6.066%), 06/15/2045	432,603	0.5

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
6,465,589 (2)(4)	Freddie Mac REMIC Trust 4623 MS, 2.246%, (-1.000*SOFR30A + 5.886%), 10/15/2046	$661,255	0.8
917,990	Freddie Mac REMIC Trust 4800 MZ, 4.000%, 06/15/2048	865,638	1.1
995,807	Freddie Mac REMIC Trust 4879 ZA, 4.000%, 05/15/2049	942,595	1.2
7,165,795 (2)(4)	Freddie Mac REMIC Trust 4938 ES, 2.240%, (-1.000*SOFR30A + 5.886%), 12/25/2049	646,777	0.8
64,903 (2)(4)	Freddie Mac Strips 351 103, 4.000%, 01/15/2031	4,044	0.0
361,424 (2)(4)	Freddie Mac Strips 351 200, 3.500%, 02/15/2046	54,056	0.1
1,435,937 (4)	Freddie Mac Strips 351 C14, 3.500%, 02/15/2031	80,916	0.1
536,541 (2)(4)	Freddie Mac Strips 351 C30, 2.129%, 02/15/2031	17,223	0.0
676,637 (2)(4)	Freddie Mac Strips 351 C31, 2.787%, 02/15/2031	28,715	0.0
453,969 (2)(4)	Freddie Mac Strips 351 C32, 3.500%, 02/15/2031	24,178	0.0
2,381,145 (2)(4)	Freddie Mac Strips 351 C33, 3.974%, 02/15/2046	445,009	0.6
5,893,438 (4)	Freddie Mac Strips 390 C5, 2.000%, 04/15/2042	562,012	0.7
94,333 (1)(2)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	91,640	0.1
98,261 (2)	Ginnie Mae 2007-8 SP, 9.807%, (-1.000*TSFR1M + 21.677%), 03/20/2037	112,823	0.1
2,267,280 (2)(4)	Ginnie Mae 2009-106 CM, 2.821%, (-1.000*TSFR1M + 6.486%), 01/16/2034	32,369	0.0
408,177 (2)(4)	Ginnie Mae 2010-116 NS, 2.871%, (-1.000*TSFR1M + 6.536%), 09/16/2040	27,549	0.0
2,648 (4)	Ginnie Mae 2010-6 IA, 5.000%, 11/20/2039	5	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
411,437 (4)	Ginnie Mae 2013-115 NI, 4.500%, 01/16/2043	$37,117	0.1
45,916 (4)	Ginnie Mae 2013-5 NI, 3.000%, 01/20/2028	495	0.0
425,917 (4)	Ginnie Mae 2015-178 GI, 4.000%, 05/20/2044	27,540	0.0
2,286,405 (4)	Ginnie Mae 2016-161 CI, 5.500%, 11/20/2046	348,987	0.4
131,121 (2)	GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 4.189%, (TSFR1M + 0.534%), 04/25/2036	119,861	0.2
7,241 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	6,811	0.0
5,046 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	4,749	0.0
680,272 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ3 A4, 2.500%, 08/25/2051	559,798	0.7
304,527 (1)(2)	GS Mortgage-Backed Securities Trust 2022-PJ1 A4, 2.500%, 05/28/2052	250,406	0.3
376,091 (1)(2)	J.P. Morgan Mortgage Trust 2022-4 A17A, 3.000%, 10/25/2052	322,374	0.4
610,747 (1)(2)	J.P. Morgan Mortgage Trust 2022-6 A3, 3.000%, 11/25/2052	527,706	0.7
242,395 (1)(2)	JP Morgan Mortgage Trust 2019-8 A5, 3.500%, 03/25/2050	220,732	0.3
37,310 (1)(2)	JP Morgan Mortgage Trust 2019-INV3 A15, 3.500%, 05/25/2050	33,668	0.0
62,183 (1)(2)	JP Morgan Mortgage Trust 2019-INV3 A3, 3.500%, 05/25/2050	56,437	0.1
56,765 (1)(2)	JP Morgan Mortgage Trust 2020-5 A15, 3.000%, 12/25/2050	49,023	0.1
300,000 (1)(2)	JP Morgan Mortgage Trust Series 2025-3 M1, 6.783%, 09/25/2055	303,620	0.4
300,000 (1)(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	294,357	0.4

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
254,745 (1)(2)	Morgan Stanley Residential Mortgage Loan Trust 2021-2 A9, 2.500%, 05/25/2051	$209,630	0.3
37,296 (1)(2)	OBX Trust 2019-INV2 A25, 4.000%, 05/27/2049	34,817	0.0
121,919 (1)(2)	OBX Trust 2020-INV1 A21, 3.500%, 12/25/2049	109,756	0.1
167,418 (1)(2)	PMT Loan Trust 2025-INV8 A2, 5.500%, 07/25/2056	167,184	0.2
469,963 (1)(2)	Rate Mortgage Trust 2021-HB1 A31, 2.500%, 12/25/2051	386,441	0.5
12,913 (1)(2)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	12,050	0.0
300,000 (1)(2)	Sequoia Mortgage Trust 2020-4 A8, 2.500%, 11/25/2050	218,854	0.3
610 (2)	Structured Asset Securities Corp. 2004-4XS 1A6, 5.050%, 02/25/2034	610	0.0
4,413,596 (2)(4)	WaMu Mortgage Pass-Through Certificates 2005-AR11 X, 0.020%, 08/25/2045	5,337	0.0
29,189 (2)	WaMu Mortgage Pass-Through Certificates 2006-AR12 1A1, 4.492%, 10/25/2036	27,533	0.0
225,933 (2)	WaMu Mortgage Pass-Through Certificates 2007-HY2 1A1, 4.079%, 12/25/2036	209,067	0.3
52,292 (2)	Wells Fargo Alternative Loan Trust 2007-PA2 2A1, 4.199%, (TSFR1M + 0.544%), 06/25/2037	46,684	0.1
308,553 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2021-1 A17, 2.500%, 12/25/2050	252,177	0.3
209,950 (1)(2)	WinWater Mortgage Loan Trust 2015-5 B4, 3.757%, 08/20/2045	194,270	0.2
		15,875,522	19.8
	Total Collateralized Mortgage Obligations
	(Cost $19,695,383)	15,875,522	19.8

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: 14.2%
	Australia: 0.6%
AUD837,000 (1)	Queensland Treasury Corp., 1.750%, 07/20/2034	$453,532	0.6

	Canada: 0.2%
CAD350,000	Canadian Government Bond, 2.000%, 12/01/2051	177,753	0.2
	China: 2.7%
CNY4,570,000	China Government Bond INBK, 2.520%, 08/25/2033	709,797	0.9
CNY1,140,000	China Government Bond INBK, 2.880%, 02/25/2033	181,308	0.2
CNY2,420,000	China Government Bond INBK, 3.120%, 10/25/2052	411,517	0.5
CNY4,570,000	China Government Bond INBK, 4.080%, 10/22/2048	883,041	1.1
		2,185,663	2.7

	Colombia: 0.7%
COP2,551,900,000	Colombian TES B, 7.750%, 09/18/2030	560,340	0.7

	Czechia: 0.5%
CZK9,220,000	Czech Republic Government Bond 105, 2.750%, 07/23/2029	423,928	0.5

	Indonesia: 0.7%
IDR8,833,000,000	Indonesia Treasury Bond FR79, 8.375%, 04/15/2039	575,140	0.7

	Malaysia: 0.8%
MYR2,442,000	Malaysia Government Bond 0419, 3.828%, 07/05/2034	625,488	0.8

	Mexico: 1.8%
200,000 (1)	Eagle Funding Luxco Sarl, 5.500%, 08/17/2030	201,540	0.2
MXN19,700,000	Mexican Bonos M, 8.500%, 11/18/2038	1,046,195	1.3
200,000	Mexico Government International Bond, 6.625%, 01/29/2038	206,000	0.3
		1,453,735	1.8

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SOVEREIGN BONDS: (continued)
	Peru: 2.5%
PEN3,321,000	Peru Government Bond, 5.350%, 08/12/2040	$807,614	1.0
PEN4,000,000	Peru Government Bond, 6.350%, 08/12/2028	1,184,926	1.5
		1,992,540	2.5

	Poland: 1.7%
PLN1,525,000	Republic of Poland Government Bond 0728, 7.500%, 07/25/2028	445,561	0.5
PLN3,583,000	Republic of Poland Government Bond 1035, 5.000%, 10/25/2035	935,647	1.2
		1,381,208	1.7

	Russian Federation: —%
RUB47,938,000 (5)	Russian Federal Bond - OFZ 6224, 6.900%, 05/23/2029	—	—

	Thailand: 2.0%
THB41,793,000	Thailand Government Bond, 2.875%, 12/17/2028	1,332,638	1.7
THB8,250,000	Thailand Government Bond, 3.350%, 06/17/2033	276,523	0.3
		1,609,161	2.0

	Total Sovereign Bonds
	(Cost $12,239,735)	11,438,488	14.2

COMMERCIAL MORTGAGE-BACKED SECURITIES: 11.2%
	Cayman Islands: 0.5%
425,000 (1)(2)	BXMT Ltd. 2026-FL6 AS, 5.411%, (TSFR1M + 1.750%), 08/19/2043	426,322	0.5

	United States: 10.7%
500,000 (2)	BANK 2017-BNK4 C, 4.372%, 05/15/2050	445,740	0.6
5,463,841 (2)(4)	BANK 2017-BNK5 XA, 1.073%, 06/15/2060	39,137	0.1
856,067 (2)(4)	BANK 2019-BN16 XA, 1.089%, 02/15/2052	16,010	0.0
500,000 (1)(2)	BAY Mortgage Trust 2025-LIVN A, 5.455%, (TSFR1M + 1.800%), 05/15/2035	500,808	0.6
8,620,106 (2)(4)	BBCMS Mortgage Trust 2022-C17 XA, 1.323%, 09/15/2055	515,054	0.7

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States: (continued)
280,000 (1)	Benchmark Mortgage Trust 2019-B9 D, 3.000%, 03/15/2052	$190,935	0.2
1,272,672 (2)(4)	Benchmark Mortgage Trust 2019-B9 XA, 1.163%, 03/15/2052	26,835	0.0
9,778,601 (2)(4)	Benchmark Mortgage Trust 2020-B21 XA, 1.512%, 12/17/2053	484,362	0.6
500,000 (1)(2)	BX Commercial Mortgage Trust 2026-XL6 B, 5.105%, (TSFR1M + 1.450%), 03/15/2043	498,942	0.6
8,581,000 (2)(4)	Citigroup Commercial Mortgage Trust 2016-C2 XB, 1.093%, 08/10/2049	21,569	0.0
500,000 (2)	CSAIL Commercial Mortgage Trust 2018-C14 B, 5.038%, 11/15/2051	474,095	0.6
750,000 (1)	ELM Trust 2024-ELM C15, 6.396%, 06/10/2039	751,088	0.9
6,891,719 (2)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.955%, 11/25/2030	221,781	0.3
23,625,150 (2)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K151 X1, 0.484%, 04/25/2030	279,431	0.4
3,503,998 (2)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.435%, 07/25/2035	303,496	0.4
5,403,948 (2)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1518 X1, 0.945%, 10/25/2035	304,113	0.4
500,000 (1)(2)	FS Trust 2026-HULA A, 5.105%, (TSFR1M + 1.450%), 03/15/2041	500,775	0.6
25,021 (1)(6)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	24,574	0.0
500,000 (1)(2)	GSAT Trust 2025-BMF B, 5.605%, (TSFR1M + 1.950%), 07/15/2040	499,685	0.6
300,000 (1)(2)	GSMS Trustair 2024-FAIR A, 6.072%, 07/15/2029	305,597	0.4

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States: (continued)
500,000 (1)(2)	INTOWN Mortgage Trust 2025-STAY D, 6.505%, (TSFR1M + 2.850%), 03/15/2042	$500,271	0.6
3,151,263 (1)(2)(4)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.064%, 03/10/2050	7,758	0.0
400,000 (1)(2)	MF1 LLC 2026-FL21 A, 5.011%, (TSFR1M + 1.350%), 02/18/2041	400,250	0.5
275,000 (1)(2)	STWD LLC 2025-FL4 AS, 5.361%, (TSFR1M + 1.700%), 11/19/2042	275,602	0.4
500,000 (1)(2)	WCORE Commercial Mortgage Trust 2024-CORE C, 5.896%, (TSFR1M + 2.241%), 11/15/2041	501,798	0.6
500,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2025-VTT C, 6.029%, 03/15/2038	501,528	0.6
		8,591,234	10.7

	Total Commercial Mortgage-Backed Securities
	(Cost $9,080,800)	9,017,556	11.2

ASSET-BACKED SECURITIES: 9.4%
	Cayman Islands: 8.9%
750,000 (1)(2)	Barings CLO Ltd. 2019-4A CR, 5.873%, (TSFR3M + 2.200%), 07/15/2037	751,605	0.9
462,348 (1)(2)	BlueMountain CLO Ltd. 2013-2A CR, 5.875%, (TSFR3M + 2.212%), 10/22/2030	462,726	0.6
550,000 (1)(2)	CBAM Ltd. 2017-1A AR2, 5.065%, (TSFR3M + 1.390%), 01/20/2038	551,129	0.7
400,000 (1)(2)	CBAM Ltd. 2017-1A CR2, 5.775%, (TSFR3M + 2.100%), 01/20/2038	401,436	0.5
1,000,000 (1)(2)	Dryden 49 Senior Loan Fund 2017-49A CR, 5.987%, (TSFR3M + 2.312%), 07/18/2030	1,003,584	1.3
250,000 (1)(2)	Elevation Clo Ltd. 2021-13A A1R, 4.733%, (TSFR3M + 1.060%), 07/15/2034	249,737	0.3
1,000,000 (1)(2)	Elevation Clo Ltd. 2021-13A C1R, 5.673%, (TSFR3M + 2.000%), 07/15/2034	991,279	1.2

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Cayman Islands: (continued)
350,000 (1)(2)	Invesco US CLO Ltd. 2026-1A C, 5.656%, (TSFR3M + 1.975%), 04/15/2039	$351,925	0.4
500,000 (1)(2)	Madison Park Funding XXXI Ltd. 2018-31A CR, 5.916%, (TSFR3M + 2.250%), 07/23/2037	500,894	0.6
450,000 (1)(2)	Mountain View CLO XVIII Ltd. 2024-1A C, 5.880%, (TSFR3M + 2.200%), 10/16/2037	451,253	0.6
250,000 (1)(2)	Navesink CLO 6 Ltd. 2026-6A C, 5.557%, (TSFR3M + 1.850%), 04/15/2037	250,120	0.3
300,000 (1)(2)	Oaktree CLO Ltd. 2022-3A CR, 5.773%, (TSFR3M + 2.100%), 10/15/2037	300,581	0.4
250,000 (1)(2)	Rad CLO 10 Ltd. 2021-10A C, 5.678%, (TSFR3M + 2.012%), 04/23/2034	250,234	0.3
600,000 (1)(2)	Venture XXVII CLO Ltd. 2017-27A CR, 6.237%, (TSFR3M + 2.562%), 07/20/2030	602,425	0.8
		7,118,928	8.9

	United States: 0.5%
311,009 (2)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 6.582%, 03/25/2036	140,199	0.2
300,000 (1)(2)	Sixth Street CLO 32 Ltd. 2026-32A C, 5.613%, (TSFR3M + 1.950%), 04/21/2039	300,289	0.3
		440,488	0.5

	Total Asset-Backed Securities
	(Cost $7,659,445)	7,559,416	9.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 7.8%
	Federal Home Loan Mortgage Corporation: 0.5%(7)
339,921 (7)	3.500%, 01/01/2048	315,007	0.4
35,465 (7)	4.000%, 09/01/2045	33,951	0.0
36,517 (7)	4.000%, 09/01/2045	34,844	0.0
53,970 (7)	4.000%, 05/01/2046	51,621	0.1
		435,423	0.5

	Government National Mortgage Association: 0.3%
159,964	2.500%, 08/20/2052	137,861	0.2
57,859	4.500%, 08/20/2041	57,231	0.1
7,459	5.500%, 03/20/2039	7,772	0.0
		202,864	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Tennessee Valley Authority: 0.1%
36,000	5.250%, 02/01/2t055	$35,112	0.1

	Uniform Mortgage-Backed Securities: 6.9%
2,352,000 (8)	2.000%, 05/01/2056	1,882,452	2.3
12,304	2.500%, 06/01/2030	11,951	0.0
16,535	2.500%, 06/01/2030	16,051	0.0
7,069	2.500%, 07/01/2030	6,857	0.0
1,361,000 (8)	2.500%, 05/01/2056	1,139,858	1.4
990,000 (8)	3.000%, 06/15/2056	866,308	1.1
58,231	3.500%, 06/01/2034	56,759	0.1
694,777	3.500%, 03/01/2043	656,207	0.8
36,443	4.000%, 05/01/2045	34,893	0.1
627,419	4.000%, 04/01/2049	597,349	0.7
62,026	4.500%, 12/01/2040	61,536	0.1
104,925	4.500%, 12/01/2040	104,096	0.1
143,315	5.000%, 05/01/2042	145,138	0.2
		5,579,455	6.9

	Total U.S. Government Agency Obligations
	(Cost $6,502,641)	6,252,854	7.8

U.S. TREASURY OBLIGATIONS: 5.9%
	United States Treasury Bonds: 1.2%
610,400	4.625%, 02/15/2046	582,980	0.8
346,100	4.625%, 11/15/2055	326,442	0.4
14,600	4.750%, 02/15/2045	14,220	0.0
		923,642	1.2

	United States Treasury Notes: 4.7%
1,525,600	3.750%, 04/30/2028	1,521,697	1.9
291,100	3.750%, 05/15/2028	290,321	0.4
621,700	3.875%, 04/15/2029	621,093	0.8
842,100	3.875%, 04/30/2031	836,475	1.0
6,000	3.875%, 08/15/2034	5,823	0.0
11,000	4.000%, 03/31/2030	11,011	0.0
42,200	4.000%, 04/30/2032	41,916	0.0
208,800	4.125%, 04/30/2033	207,740	0.2
67,800	4.125%, 02/15/2036	66,375	0.1
209,900	4.250%, 03/31/2033	210,523	0.3
		3,812,974	4.7

	Total U.S. Treasury Obligations
	(Cost $4,780,552)	4,736,616	5.9

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.0%
	United States: 0.0%
100 (9)	Voya Multi-Sector Income ETF	4,950	0.0
	Total Exchange-Traded Funds
	(Cost $4,969)	4,950	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
PURCHASED OPTIONS(10): 0.0%
	Total Purchased Options
	(Cost $47,790)	$8,522	0.0
	Total Long-Term Investments
	(Cost $78,444,605)	73,495,508	91.4

Principal
Amount†
SHORT-TERM INVESTMENTS: 7.1%
	Repurchase Agreements: 1.0%
732,000 (11)	Citadel Securities LLC, Repurchase Agreement dated 04/30/2026, 3.710%, due 05/01/2026 (Repurchase Amount $732,074, collateralized by various U.S. Government Securities, 0.000%-6.750%, Market Value plus accrued interest $746,717, due 05/15/26-02/15/56)	732,000	0.9
47,657 (11)	Deutsche Bank Securities Inc., Repurchase Agreement dated 04/30/2026, 3.640%, due 05/01/2026 (Repurchase Amount $47,662, collateralized by various U.S. Government Securities, 3.000%-3.250%, Market Value plus accrued interest $48,610, due 05/15/42-02/15/48)	47,657	0.1
	Total Repurchase Agreements
	(Cost $779,657)	779,657	1.0

	Commercial Paper: 3.7%
1,000,000	AutoZone, Inc., 3.960%, 05/01/2026	999,892	1.3
1,000,000	McCormick & Co., Inc., 3.940%, 05/04/2026	999,568	1.2
1,000,000	Southern Power Co., 4.020%, 05/04/2026	999,560	1.2
	Total Commercial Paper
	(Cost $2,999,337)	2,999,020	3.7

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 2.4%
1,897,000 (12)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.570%
	(Cost $1,897,000)	$1,897,000	2.4

	Total Short-Term Investments
	(Cost $5,675,994)	$5,675,677	7.1
	Total Investments in Securities
	(Cost $84,120,599)	$79,171,185	98.5
	Assets in Excess of Other Liabilities	1,196,548	1.5
	Net Assets	$80,367,733	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of April 30, 2026.
(3)	Security, or a portion of the security, is on loan.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(7)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(8)	Represents or includes a “to be announced” (TBA) security transaction.
(9)	Investment in affiliate.
(10)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(11)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(12)	Rate shown is the 7-day yield as of April 30, 2026.

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2026 (Unaudited) (continued)

Currency Abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Koruna
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

Percentage
Sector Diversification	of Net Assets
Collateralized Mortgage Obligations	19.8%
Sovereign Bonds	14.2
Commercial Mortgage-Backed Securities	11.2
Asset-Backed Securities	9.4
U.S. Government Agency Obligations	7.8
Financial	6.8
U.S. Treasury Obligations	5.9
Consumer, Non-cyclical	3.3
Consumer, Cyclical	2.8
Communications	2.0
Industrial	2.0
Technology	1.9
Energy	1.6
Utilities	1.3
Basic Materials	1.2
Electric	0.2
Purchased Options	0.0
Exchange-Traded Funds	0.0
Short-Term Investments	7.1
Assets in Excess of Other Liabilities	1.5
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	April 30, 2026
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$18,601,584	$—	$18,601,584
Collateralized Mortgage Obligations	—	15,875,522	—	15,875,522
Sovereign Bonds	—	11,438,488	—	11,438,488
Commercial Mortgage-Backed Securities	—	9,017,556	—	9,017,556
Asset-Backed Securities	—	7,559,416	—	7,559,416
U.S. Government Agency Obligations	—	6,252,854	—	6,252,854
U.S. Treasury Obligations	—	4,736,616	—	4,736,616
Purchased Options	—	8,522	—	8,522
Exchange-Traded Funds	4,950	—	—	4,950
Short-Term Investments	1,897,000	3,778,677	—	5,675,677
Total Investments, at fair value	$1,901,950	$77,269,235	$—	$79,171,185
Other Financial Instruments+
Centrally Cleared Credit Default Swaps	—	241,952	—	241,952
Centrally Cleared Inflation-Linked Swaps	—	17,325	—	17,325
Centrally Cleared Interest Rate Swaps	—	2,235,381	—	2,235,381
Forward Foreign Currency Contracts	—	295,932	—	295,932
Forward Premium Swaptions	—	209,542	—	209,542
Futures	171,161	—	—	171,161
OTC interest rate swaps	—	8,965	—	8,965
OTC volatility swaps	—	11,407	—	11,407
Total Assets	$2,073,111	$80,289,739	$—	$82,362,850
Liabilities Table
Other Financial Instruments+
Centrally Cleared Credit Default Swaps	$—	$(85,191)	$—	$(85,191)
Centrally Cleared Inflation-Linked Swaps	—	(15,317)	—	(15,317)
Centrally Cleared Interest Rate Swaps	—	(1,405,110)	—	(1,405,110)
Forward Foreign Currency Contracts	—	(74,623)	—	(74,623)
Forward Premium Swaptions	—	(249,450)	—	(249,450)
Futures	(708,966)	—	—	(708,966)
OTC interest rate swaps	—	(19,495)	—	(19,495)
OTC total return swaps	—	(371,720)	—	(371,720)
Written Options	—	(27,775)	—	(27,775)
Total Liabilities	$(708,966)	$(2,248,681)	$—	$(2,957,647)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2026 (Unaudited) (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended April 30, 2026, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 10/31/2025	at Cost	at Cost	(Depreciation)	4/30/2026	Income	(Losses)	Distributions
Voya Multi-Sector Income ETF	$—	$4,969	$—	$(19)	$4,950	$32	$—	$—
	$—	$4,969	$—	$(19)	$4,950	$32	$—	$—

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

At April 30, 2026, the following forward foreign currency contracts were outstanding for Voya Global Bond Fund:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
EGP	6,382,972	USD	121,929	Bank of America N.A.	07/21/26	$(7,270)
SEK	7,221,871	USD	786,904	Bank of Montreal	06/26/26	(2,466)
USD	400,097	NOK	3,742,871	Bank of Montreal	06/26/26	(3,631)
JPY	953,668,160	USD	6,006,679	Barclays Bank PLC	06/26/26	112,692
CAD	2,929,017	USD	2,148,006	Barclays Bank PLC	06/26/26	13,249
EUR	16,255,127	USD	19,115,425	Barclays Bank PLC	06/26/26	10,098
DKK	1,159,186	USD	182,513	Barclays Bank PLC	06/26/26	102
USD	146,912	NZD	249,967	Barclays Bank PLC	06/26/26	(1,024)
ZAR	49,094	USD	2,992	BNP Paribas	06/26/26	(57)
CNH	41,397,902	USD	6,102,596	BNP Paribas	06/26/26	(19,323)
NZD	249,967	USD	147,796	Brown Brothers Harriman & Co.	06/26/26	140
HKD	547,037	USD	70,038	Brown Brothers Harriman & Co.	06/26/26	(58)
SGD	228,659	USD	180,775	Brown Brothers Harriman & Co.	06/26/26	(431)
HUF	19,354,769	USD	62,727	Brown Brothers Harriman & Co.	06/26/26	(552)
RON	651,310	USD	149,716	Brown Brothers Harriman & Co.	06/26/26	(3,144)
GBP	2,814,682	USD	3,794,358	Citibank N.A.	06/26/26	35,251
USD	1,408,004	THB	45,001,249	Citibank N.A.	06/26/26	21,425
USD	805,407	PEN	2,773,768	Citibank N.A.	06/26/26	17,396
NZD	249,967	USD	147,167	Citibank N.A.	06/26/26	770
KRW	1,370,941,909	USD	934,138	Citibank N.A.	06/26/26	(2,217)
USD	641,759	MYR	2,529,320	Goldman Sachs International	06/26/26	3,576
EGP	16,862,320	USD	321,800	Goldman Sachs International	07/21/26	(18,898)
USD	897,239	COP	3,253,791,835	HSBC Bank USA N.A.	06/26/26	13,750
USD	1,287,190	PLN	4,625,363	HSBC Bank USA N.A.	06/26/26	11,290
USD	770,269	IDR	13,209,136,144	HSBC Bank USA N.A.	06/26/26	8,735
ILS	450,330	USD	150,902	HSBC Bank USA N.A.	06/26/26	1,924
USD	3,360	TRY	159,604	HSBC Bank USA N.A.	06/26/26	4
USD	805,181	PEN	2,773,768	JPMorgan Chase Bank N.A.	06/26/26	17,169
USD	806,328	PEN	2,773,768	Morgan Stanley Bank N.A.	06/26/26	18,316
AUD	1,119,430	USD	797,410	Morgan Stanley Bank N.A.	06/26/26	7,689
USD	318,751	CZK	6,570,649	Morgan Stanley Bank N.A.	06/26/26	2,286
CLP	53,240,831	USD	60,480	Morgan Stanley Bank N.A.	06/26/26	(1,308)
EGP	11,995,655	USD	220,104	Morgan Stanley Bank N.A.	07/14/26	(4,066)
USD	4,835	MXN	84,242	Standard Chartered Bank	06/26/26	35
USD	1,575,288	BRL	7,957,031	Standard Chartered Bank	06/26/26	(10,178)
CHF	379,453	USD	488,477	State Street Bank and Trust Co.	06/26/26	35
						$221,309

At April 30, 2026, the following futures contracts were outstanding for Voya Global Bond Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
Australia 3-Year Bond	4	06/15/26	$297,691	$(2,059)

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2026 (Unaudited) (continued)

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Australia 10-Year Bond	4	06/15/26	$308,319	$(4,330)
Canada 10-Year Bond	24	06/19/26	2,104,848	(52,122)
Canada 2-Year Bond	10	06/19/26	773,070	(3,453)
Euro-Bobl 5-Year	39	06/08/26	5,284,435	(75,058)
Euro-Buxl 30-year German Government Bond	13	06/08/26	1,662,762	(40,295)
Euro-OAT	47	06/08/26	6,579,139	(123,410)
Euro-Schatz	33	06/08/26	4,095,758	(32,035)
Long Gilt	12	06/26/26	1,413,926	(99,017)
Long-Term Euro-BTP	27	06/08/26	3,706,305	(92,630)
U.S. Treasury 2-Year Note	34	06/30/26	7,042,250	(43,252)
U.S. Treasury 10-Year Note	35	06/18/26	3,870,781	(52,588)
U.S. Treasury Long Bond	9	06/18/26	1,015,594	(24,802)
U.S. Treasury Ultra Long Bond	18	06/18/26	2,070,563	(63,915)
			$40,225,441	$(708,966)
Short Contracts:
Canada 5-Year Bond	(10)	06/19/26	(830,934)	13,514
Euro-Bund	(28)	06/08/26	(4,119,619)	85,267
Japanese Government Bonds 10-Year Mini	(20)	06/12/26	(1,651,305)	29,625
U.S. Treasury 5-Year Note	(7)	06/30/26	(754,851)	12,904
U.S. Treasury Ultra 10-Year Note	(19)	06/18/26	(2,144,328)	29,851
			$(9,501,037)	$171,161

At April 30, 2026, the following centrally cleared credit default swaps were outstanding for Voya Global Bond Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

		(Pay)/
		Receive					Unrealized
	Buy/Sell	Financing	Termination	Notional		Fair	Appreciation/
Reference Entity/Obligation	Protection	Rate (%)(2)	Date	Amount(3)		Value(4)	(Depreciation)
CDX Emerging Markets, Series 44, Version 1	Buy	(1.000)	12/20/30	USD	7,863,000	$72,101	$(79,352)
CDX North American Investment Grade Index,
Series 46, Version 1	Buy	(1.000)	06/20/36	USD	800,000	(3,904)	(56)
iTraxx Europe, Series 44, Version 1	Buy	(1.000)	12/20/35	EUR	800,000	(1,522)	4,876
						$66,675	$(74,532)

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Payments made quarterly.

(3)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At April 30, 2026, the following centrally cleared credit default swaps were outstanding for Voya Global Bond Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

		(Pay)/
		Receive					Unrealized
	Buy/Sell	Financing	Termination	Notional		Fair	Appreciation/
Reference Entity/Obligation	Protection	Rate (%)(2)	Date	Amount(3)		Value(4)	(Depreciation)
CDX North American High Yield Index, Series
46, Version 1	Sell	5.000	06/20/31	USD	7,392,000	$526,789	$236,674
CDX North American Investment Grade Index,
Series 46, Version 1	Sell	1.000	06/20/31	USD	1,600,000	33,608	402

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2026 (Unaudited) (continued)

		(Pay)/
		Receive					Unrealized
	Buy/Sell	Financing	Termination	Notional		Fair	Appreciation/
Reference Entity/Obligation	Protection	Rate (%)(2)	Date	Amount(3)		Value(4)	(Depreciation)
iTraxx Europe, Series 44, Version 1	Sell	1.000	12/20/30	EUR	1,600,000	$37,190	$(5,783)
						$597,587	$231,293

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising the referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Payments received quarterly.

(3)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At April 30, 2026, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Fund:

		Floating
		Rate Index		Fixed Rate					Unrealized
Pay/Receive		Payment	Fixed	Payment	Maturity	Notional		Fair	Appreciation/
Floating Rate	Floating Rate Index	Frequency	Rate	Frequency	Date	Amount		Value	(Depreciation)
Pay	1-day GBP-SONIA-COMPOUND	Annual	1.649%	Annual	04/15/52	GBP	900,000	$(592,592)	$(592,592)
Pay	1-day GBP-SONIA-COMPOUND	Annual	3.904	Semi-Annual	10/18/27	GBP	800,000	(5,566)	(5,566)
Pay	1-day Sterling Overnight Index Average (SONIA)	Annual	3.592	Annual	05/08/28	GBP	700,000	(12,899)	(12,899)
Pay	1-day GBP-SONIA-OIS Compound	Annual	2.999	Annual	09/13/52	GBP	200,000	(78,504)	(13,149)
Pay	3-month KRW-CD-KSDA-Bloomberg	Quarterly	2.935	Quarterly	07/31/34	KRW	3,586,082,000	(154,758)	(154,758)
Pay	1-day Secured Overnight Financing Rate	Annual	3.321	Annual	01/12/28	USD	10,000,000	(68,980)	(68,980)
Pay	1-day Secured Overnight Financing Rate	Annual	3.534	Annual	01/12/32	USD	5,000,000	(54,671)	(54,671)
Pay	1-day Secured Overnight Financing Rate	Annual	2.994	Annual	03/03/28	USD	2,871,000	(20,191)	(20,191)
Pay	1-day Secured Overnight Financing Rate	Monthly	3.040	Monthly	05/08/31	USD	2,500,000	(71,211)	(70,520)
Pay	1-day Secured Overnight Financing Rate	Annual	3.280	Annual	03/13/29	USD	1,992,000	(6,101)	(6,101)
Pay	1-day Secured Overnight Financing Rate	Monthly	3.098	Monthly	08/09/32	USD	1,600,000	(55,212)	(60,935)
Pay	1-day Secured Overnight Financing Rate	Monthly	3.150	Monthly	10/28/47	USD	1,465,000	(212,941)	(212,880)
Pay	1-day Secured Overnight Financing Rate	Monthly	3.058	Monthly	08/08/29	USD	1,200,000	(21,150)	(21,168)
Pay	1-day Secured Overnight Financing Rate	Annual	4.129	Annual	03/27/36	USD	1,169,000	(3,357)	(3,357)
Pay	1-day Secured Overnight Financing Rate	Annual	3.962	Annual	03/12/57	USD	112,000	(4,656)	(4,656)
Pay	3-month ZAR-JIBAR-SAFEX	Quarterly	7.270	Quarterly	04/09/31	ZAR	10,795,000	(9,815)	(9,806)
Pay	3-month ZAR-JIBAR-SAFEX	Quarterly	7.605	Quarterly	03/25/31	ZAR	7,913,000	(564)	(465)
Receive	1-day GBP-SONIA-COMPOUND	Annual	2.999	Annual	09/13/52	GBP	500,000	196,260	196,260
Receive	1-day GBP-SONIA-COMPOUND	Annual	3.674	Annual	09/30/52	GBP	200,000	51,418	51,418
Receive	1-day Overnight Tokyo Average Rate	Annual	1.970	Annual	05/12/55	JPY	175,000,000	252,227	252,227
Receive	1-day Overnight Tokyo Average Rate	Annual	1.440	Annual	06/20/44	JPY	90,000,000	115,607	115,607
Receive	1-day Overnight Tokyo Average Rate	Annual	1.678	Annual	10/21/54	JPY	80,000,000	142,282	142,282
Receive	1-day Overnight Tokyo Average Rate	Annual	1.487	Annual	08/10/54	JPY	75,000,000	150,259	150,259
Receive	1-day Overnight Tokyo Average Rate	Annual	1.978	Annual	04/01/55	JPY	20,000,000	28,544	28,544
Receive	1-day MXN TIIE-BANXICO	Monthly	7.970	Monthly	04/03/36	MXN	20,361,000	24,093	24,093
Receive	6-month PLN WIBOR	Semi-Annual	4.082	Annual	10/25/35	PLN	3,327,000	45,336	45,336
Receive	1-day Secured Overnight Financing Rate	Annual	1.551	Annual	01/24/29	USD	12,000,000	666,165	666,165
Receive	1-day Secured Overnight Financing Rate	Annual	3.956	Annual	02/01/27	USD	10,000,000	(17,133)	(17,133)
Receive	1-day Secured Overnight Financing Rate	Annual	4.006	Annual	06/26/29	USD	7,000,000	(66,286)	(66,286)
Receive	1-day Secured Overnight Financing Rate	Annual	3.464	Annual	09/27/32	USD	7,000,000	125,614	125,614
Receive	1-day Secured Overnight Financing Rate	Annual	2.188	Annual	03/24/27	USD	5,000,000	67,421	67,421
Receive	1-day Secured Overnight Financing Rate	Annual	2.962	Annual	06/14/27	USD	5,000,000	42,434	42,434
Receive	1-day Secured Overnight Financing Rate	Monthly	3.121	Monthly	02/08/28	USD	5,000,000	47,434	48,860
Receive	1-day Secured Overnight Financing Rate	Annual	3.605	Annual	01/08/31	USD	5,000,000	22,153	22,153
Receive	1-day Secured Overnight Financing Rate	Annual	3.679	Annual	01/08/34	USD	5,000,000	53,422	53,422
Receive	1-day Secured Overnight Financing Rate	Monthly	3.562	Monthly	11/03/26	USD	4,000,000	1,619	1,594
Receive	1-day Secured Overnight Financing Rate	Annual	3.750	Annual	05/21/30	USD	4,000,000	(8,967)	(8,967)
Receive	1-day Secured Overnight Financing Rate	Annual	3.860	Annual	06/26/34	USD	4,000,000	(30)	(30)
Receive	1-day Secured Overnight Financing Rate	Annual	1.847	Annual	02/17/32	USD	2,000,000	197,918	197,918
Receive	1-day Secured Overnight Financing Rate	Annual	4.605	Annual	02/14/46	USD	1,168,750	3,774	3,774
								$768,396	$830,271

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2026 (Unaudited) (continued)

At April 30, 2026, the following centrally cleared inflation-linked swaps were outstanding for Voya Global Bond Fund:

Pay/Receive		Floating Rate		Fixed Rate					Unrealized
Floating	Floating Rate	Index Payment	Fixed	Payment	Maturity			Fair	Appreciation/
Rate	Index	Frequency	Rate	Frequency	Date	Notional Amount		Value	(Depreciation)
		At Termination		At Termination
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	Date	2.462%	Date	03/27/31	USD	1,139,000	$(15,317)	$(15,317)
		At Termination		At Termination
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	Date	2.410	Date	03/27/36	USD	1,139,000	17,325	17,325
								$2,008	$2,008

At April 30, 2026, the following OTC interest rate swaps were outstanding for Voya Global Bond Fund:

		Floating								Upfront
		Rate Index			Fixed Rate					Payments	Unrealized
Pay/Receive		Payment		Fixed	Payment	Maturity	Notional		Fair	Paid/	Appreciation/
Floating Rate	Floating Rate Index	Frequency	Counterparty	Rate	Frequency	Date	Amount		Value	(Received)	(Depreciation)
			Goldman Sachs
Pay	1-day BRL-CDI	Annual	International	13.680%	Annual	01/02/29	BRL	6,072,694	$888	$—	$888
			Goldman Sachs
Pay	1-day BRL-CDI	Annual	International	14.020%	Annual	01/02/29	BRL	3,097,136	5,680	—	5,680
			Morgan Stanley
Pay	1-day BRL-CDI	Annual	Bank N.A.	13.900%	Annual	01/02/29	BRL	1,918,758	2,397	—	2,397
	7-day China Fixing
Pay	Repo Rates	Quarterly	BNP Paribas	1.436%	Quarterly	04/24/30	CNY	41,023,000	(19,495)	—	(19,495)
									$(10,530)	$—	$(10,530)

At April 30, 2026, the following OTC total return swaps were outstanding for Voya Global Bond Fund:

		Reference	(Pay)/	Floating						Upfront
Pay/Receive		Entity	Receive	Rate						Payments	Unrealized
Total		Payment	Financing	Payment		Termination	Notional		Fair	Paid/	Appreciation/
Return(1)	Reference Entity	Frequency	Rate	Frequency	Counterparty	Date	Amount		Value	(Received)	(Depreciation)
(1-day
	Japanese		Tokyo
	Government	At	Overnight	At	Nomura Global
	20-Year Treasury	Termination	Average	Termination	Financial
Receive	Bond	Date	Rate)	Date	Products Inc.	06/11/26	JPY	320,000,000	$(79,682)	$—	$(79,682)
(1-day
	Japanese		Tokyo
	Government	At	Overnight	At	Nomura Global
	5-Year Treasury	Termination	Average	Termination	Financial
Receive	Bond	Date	Rate)	Date	Products Inc.	06/11/26	JPY	500,000,000	(14,338)	—	(14,338)
(1-day
	Japanese		Tokyo
	Government	At	Overnight	At	Nomura Global
	20-Year Treasury	Termination	Average	Termination	Financial
Receive	Bond	Date	Rate)	Date	Products Inc.	06/12/26	JPY	1,000,000,000	(277,700)	—	(277,700)
									$(371,720)	$—	$(371,720)

(1)	The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

At April 30, 2026, the following OTC volatility swaps were outstanding for Voya Global Bond Fund:

Pay/		Volatility						Unrealized
Receive		Strike		Maturity				Appreciation
Volatility(1)	Reference Entity	Rate	Counterparty	Date	Notional Amount		Fair Value	(Depreciation)
Pay	USD vs. MXN Spot Exchange Rate	12.000%	Bank of America N.A.	06/16/26	USD	3,033,330	$11,407	$11,407
							$11,407	$11,407

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited) (continued)

At April 30, 2026, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Fund:

		Expiration	Exercise
Description	Counterparty	Date	Price	Notional Amount		Cost	Fair Value
Call CLP vs. Put USD	Morgan Stanley Bank N.A.	07/10/26	853.700	USD	875,000	$8,750	$4,449
Call EUR vs. Put GBP	Goldman Sachs International	08/06/26	0.925	EUR	31,000	3,357	606
Call JPY vs. Put AUD	Goldman Sachs International	05/29/26	103.000	AUD	77,000	6,873	614
Call USD vs. Put EUR	Nomura Global Financial Products Inc.	05/22/26	1.090	USD	75,000	5,100	129
Call USD vs. Put EUR	Nomura Global Financial Products Inc.	09/21/26	1.125	USD	869,000	7,834	2,724
						$31,914	$8,522

At April 30, 2026, the following OTC written foreign currency options were outstanding for Voya Global Bond Fund:

		Expiration	Exercise			Premiums
Description	Counterparty	Date	Price	Notional Amount		Received	Fair Value
Call EUR vs. Put ZAR	Goldman Sachs International	01/08/27	21.500	EUR	28,000	$8,402	$(7,063)
Call USD vs. Put CLP	Morgan Stanley Bank N.A.	07/10/26	942.000	USD	875,000	8,750	(8,345)
						$17,152	$(15,408)

At April 30, 2026, the following OTC purchased interest rate swaptions were outstanding for Voya Global Bond Fund:

Pay/
Receive
		Exercise	Exercise	Floating Rate	Expiration	Notional
Description	Counterparty	Rate	Rate	Index	Date	Amount		Cost	Fair Value
Call on 5-Year Interest Rate Swap(1)	Morgan Stanley Bank N.A.	Receive	2.500%	6-month EUR-EURIBOR	05/20/26	EUR	2,843,000	$15,876	$—
								$15,876	$—

At April 30, 2026, the following OTC written interest rate swaptions were outstanding for Voya Global Bond Fund:

		Pay/Receive
		Exercise	Exercise	Floating Rate	Expiration	Notional		Premiums
Description	Counterparty	Rate	Rate	Index	Date	Amount		Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	Morgan Stanley Bank N.A.	Pay	2.300%	6-month EUR-EURIBOR	05/20/26	EUR	1,422,000	$11,711	$—
Put on 1-Year Interest Rate Swap(1)	Morgan Stanley Bank N.A.	Receive	4.500%	1-day GBP-SONIA-OIS Compound	07/14/26	GBP	5,911,000	7,336	(12,367)
								$19,047	$12,367)

At April 30, 2026, the following OTC purchased forward premium swaptions were outstanding for Voya Global Bond Fund:

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(3)	Rate	Index	Date	Amount		at expiration(4)	(Depreciation)
Call on 10-Year Interest Rate Swap	Deutsche Bank AG	3.820%	Receive	1-day USD-SOFR-OIS Compound	02/23/28	USD	427,000	$(15,602)	$(4,275)
Call on 10-Year Interest Rate Swap	Deutsche Bank AG	4.020%	Receive	1-day USD-SOFR-OIS Compound	04/29/27	USD	816,000	(21,512)	160
Call on 10-Year Interest Rate Swap	Deutsche Bank AG	4.010%	Receive	1-day USD-SOFR-OIS Compound	04/29/27	USD	816,000	(21,522)	(187)
Call on 10-Year Interest Rate Swap	Nomura Global Financial Products Inc.	3.605%	Receive	1-day USD-SOFR-OIS Compound	02/12/36	USD	1,870,000	(74,800)	715
Call on 5-Year Interest Rate Swap	Bank of America N.A.	3.750%	Receive	1-day USD-SOFR-OIS Compound	04/24/28	USD	792,000	(16,691)	(640)
Call on 5-Year Interest Rate Swap	UBS AG	3.780%	Receive	1-day USD-SOFR-OIS Compound	03/20/28	USD	935,000	(23,375)	(1,667)
Put on 10-Year Interest Rate Swap	Deutsche Bank AG	3.820%	Pay	1-day USD-SOFR-OIS Compound	02/23/28	USD	427,000	(15,601)	4,592
Put on 10-Year Interest Rate Swap	Deutsche Bank AG	4.020%	Pay	1-day USD-SOFR-OIS Compound	04/29/27	USD	816,000	(21,512)	113
Put on 10-Year Interest Rate Swap	Deutsche Bank AG	4.010%	Pay	1-day USD-SOFR-OIS Compound	04/29/27	USD	816,000	(21,522)	415
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	7,382,300	(1,328,814)	107,695
Put on 30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	4.650%	Pay	1-day USD-SOFR-OIS Compound	08/30/27	USD	1,489,600	(69,475)	(20,557)
Put on 5-Year Interest Rate Swap	Bank of America N.A.	3.750%	Pay	1-day USD-SOFR-OIS Compound	04/24/28	USD	792,000	(16,691)	2,537

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited) (continued)

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(3)	Rate	Index	Date	Amount		at expiration(4)	(Depreciation)
Put on 5-Year Interest Rate Swap	UBS AG	3.780%	Pay	1-day USD-SOFR-OIS Compound	03/20/28	USD	935,000	$(23,375)	$(3,820)
								$(1,670,492)	$85,081

At April 30, 2026, the following OTC written forward premium swaptions were outstanding for Voya Global Bond Fund:

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(3)	Rate	Index	Date	Amount		at expiration(4)	(Depreciation)
Call on 1-Year Interest Rate Swap	BNP Paribas	2.500%	Pay	1-day USD-SOFR-OIS Compound	02/22/27	USD	9,350,000	$11,687	$6,390
Call on 1-Year Interest Rate Swap	Deutsche Bank AG	3.415%	Pay	1-day USD-SOFR-OIS Compound	02/11/28	USD	2,337,500	10,063	306
Call on 1-Year Interest Rate Swap	Deutsche Bank AG	3.160%	Pay	1-day USD-SOFR-OIS Compound	09/23/27	USD	7,448,000	34,782	14,383
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.436%	Pay	1-day USD-SOFR-OIS Compound	04/10/28	USD	2,040,000	10,251	1,187
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.343%	Pay	1-day USD-SOFR-OIS Compound	12/16/27	USD	3,724,000	17,317	3,444
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.161%	Pay	1-day USD-SOFR-OIS Compound	11/22/27	USD	7,448,000	35,006	12,635
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.254%	Pay	1-day USD-SOFR-OIS Compound	06/30/27	USD	3,724,000	14,244	(9,884)
Call on 1-Year Interest Rate Swap	Nomura Global Financial Products Inc.	3.123%	Pay	1-day USD-SOFR-OIS Compound	10/25/27	USD	7,448,000	34,726	(20,797)
Call on 1-Year Interest Rate Swap	Toronto-Dominion Bank	3.697%	Pay	1-day USD-SOFR-OIS Compound	02/05/29	USD	6,515,000	34,530	(5,761)
Call on 1-Year Interest Rate Swap	UBS AG	3.444%	Pay	1-day USD-SOFR-OIS Compound	04/19/27	USD	4,080,000	13,158	2,362
Call on 30-Year Interest Rate Swap	BNP Paribas	4.135%	Pay	1-day USD-SOFR-OIS Compound	02/18/31	USD	234,000	26,442	2,357
Call on 30-Year Interest Rate Swap	Deutsche Bank AG	3.000%	Pay	1-day USD-SOFR-OIS Compound	01/07/30	USD	955,000	21,965	(2,261)
Call on 30-Year Interest Rate Swap	Goldman Sachs International	4.130%	Pay	1-day USD-SOFR-OIS Compound	02/18/31	USD	234,000	26,629	2,597
Call on 30-Year Interest Rate Swap	Morgan Stanley Bank N.A.	4.240%	Pay	1-day USD-SOFR-OIS Compound	04/14/31	USD	211,000	24,054	381
Call on 30-Year Interest Rate Swap	Nomura Global Financial Products Inc.	4.120%	Pay	1-day USD-SOFR-OIS Compound	02/25/31	USD	2,320,000	262,740	25,891
Call on 30-Year Interest Rate Swap	Nomura Global Financial Products Inc.	4.130%	Pay	1-day USD-SOFR-OISCompound	02/25/31	USD	234,000	26,536	2,475
Call on 30-Year Interest Rate Swap	Nomura Global Financial Products Inc.	3.000%	Pay	1-day USD-SOFR-OIS Compound	01/07/30	USD	478,000	10,994	(1,132)
Put on 10-Year Interest Rate Swap	Nomura Global Financial Products Inc.	5.605%	Receive	1-day USD-SOFR-OIS Compound	02/12/36	USD	1,870,000	95,370	(5,662)
Put on 1-Year Interest Rate Swap	Deutsche Bank AG	3.415%	Receive	1-day USD-SOFR-OIS Compound	02/11/28	USD	2,337,500	10,063	(3,956)
Put on 1-Year Interest Rate Swap	Deutsche Bank AG	3.160%	Receive	1-day USD-SOFR-OIS Compound	09/23/27	USD	7,448,000	34,782	(18,622)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.436%	Receive	1-day USD-SOFR-OIS Compound	04/10/28	USD	2,040,000	10,251	(2,209)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.343%	Receive	1-day USD-SOFR-OIS Compound	12/16/27	USD	3,724,000	17,317	(5,951)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.161%	Receive	1-day USD-SOFR-OIS Compound	11/22/27	USD	7,448,000	35,006	(19,030)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.600%	Receive	1-day USD-SOFR-OIS Compound	08/30/27	USD	26,812,800	76,416	(46,807)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.254%	Receive	1-day USD-SOFR-OIS Compound	06/30/27	USD	3,724,000	14,244	4,846
Put on 1-Year Interest Rate Swap	Nomura Global Financial Products Inc.	3.123%	Receive	1-day USD-SOFR-OIS Compound	10/25/27	USD	7,448,000	34,726	14,061

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited) (continued)

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(3)	Rate	Index	Date	Amount		at expiration(4)	(Depreciation)
Put on 1-Year Interest Rate Swap	Toronto-Dominion Bank	3.697%	Receive	1-day USD-SOFR-OIS Compound	02/05/29	USD	6,515,000	$34,530	$(4,388)
Put on 1-Year Interest Rate Swap	UBS AG	3.444%	Receive	1-day USD-SOFR-OIS Compound	04/19/27	USD	4,080,000	13,158	(7,939)
Put on 1-Year Interest Rate Swap	UBS AG	3.700%	Receive	1-day USD-SOFR-OIS Compound	02/10/27	USD	9,350,000	9,069	(23,269)
Put on 30-Year Interest Rate Swap	BNP Paribas	4.135%	Receive	1-day USD-SOFR-OIS Compound	02/18/31	USD	234,000	26,442	(2,632)
Put on 30-Year Interest Rate Swap	Deutsche Bank AG	5.600%	Receive	1-day USD-SOFR-OIS Compound	02/24/31	USD	570,000	23,826	(3,296)
Put on 30-Year Interest Rate Swap	Goldman Sachs International	4.130%	Receive	1-day USD-SOFR-OIS Compound	02/18/31	USD	234,000	26,629	(2,555)
Put on 30-Year Interest Rate Swap	Morgan Stanley Bank N.A.	4.240%	Receive	1-day USD-SOFR-OIS Compound	04/14/31	USD	211,000	24,054	(1,042)
Put on 30-Year Interest Rate Swap	Nomura Global Financial Products Inc.	4.120%	Receive	1-day USD-SOFR-OIS Compound	02/25/31	USD	2,320,000	262,740	(28,433)
Put on 30-Year Interest Rate Swap	Nomura Global Financial Products Inc.	4.130%	Receive	1-day USD-SOFR-OIS Compound	02/25/31	USD	234,000	26,536	(2,678)
								$1,390,283	$(124,989)

(1)	Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)	Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations:			Currency Abbreviations:

AUD	—	Australian Dollar	USD	—	United States Dollar
BRL	—	Brazilian Real	ZAR	—	South African Rand
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Renminbi
CNY	—	Chinese Yuan
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EGP	—	Egyptian Pound
EUR	—	EU Euro
GBP	—	British Pound
HKD	—	Hong Kong Sar Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli New Shekel
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of April 30, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$8,522
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	295,932
Interest rate contracts	Unrealized appreciation on forward premium swaptions	209,542
Interest rate contracts	Variation margin receivable on futures contracts**	171,161
Credit contracts	Variation margin receivable on centrally cleared swaps**	241,952
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	2,252,706
Foreign exchange contracts	Unrealized appreciation on OTC swap agreements	11,407
Interest rate contracts	Unrealized appreciation on OTC swap agreements	8,965
Total Asset Derivatives		$3,200,187

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$74,623
Interest rate contracts	Unrealized depreciation on forward premium swaptions	249,450
Interest rate contracts	Variation margin payable on futures contracts**	708,966
Credit contracts	Variation margin payable on centrally cleared swaps**	85,191
Interest rate contracts	Variation margin payable on centrally cleared swaps**	1,420,427
Interest rate contracts	Unrealized depreciation on OTC swap agreements	391,216
Foreign exchange contracts	Written options, at fair value	15,408
Interest rate contracts	Written options, at fair value	12,367
Total Liability Derivatives		$2,957,648

*	Includes purchased options.
**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the period ended April 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments*	contracts	Futures	Swaps	options	Total
Credit contracts	$—	$—	$—	$(76,891)	$—	$(76,891)
Foreign exchange contracts	(9,174)	(116,519)	—	(81,349)	10,889	(196,153)
Interest rate contracts	118,868	—	226,754	(1,462,237)	58,063	(1,058,552)

Total	$109,694	$(116,519)	$226,754	$(1,620,477)	$68,952	$(1,331,596)

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments*	contracts	Futures	Swaps	options	Total
Credit contracts	$—	$—	$—	$165,784	$(21,670)	$144,114
Foreign exchange contracts	(5,222)	1,343,378	—	(40,998)	(9,145)	1,288,013
Interest rate contracts	(49,703)	—	(1,073,596)	479,090	(86,000)	(730,209)
Total	$(54,925)	$1,343,378	$(1,073,596)	$603,876	$(116,815)	$701,918

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at April 30, 2026:

	Bank of America N.A.	Bank of Montreal	Barclays Bank PLC	BNP Paribas	Brown Brothers Harriman & Co.	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.
Assets:
Purchased options	$—	$—	$—	$—	$—	$—	$—	$1,220	$—	$—
Forward foreign currency contracts	—	—	136,141	—	140	74,842	—	3,576	35,703	17,169
Forward premium swaptions	2,537	—	107,695	8,747	—	—	19,969	2,597	—	22,112
OTC interest rate swaps	—	—	—	—	—	—	—	6,568	—	—
OTC volatility swaps	11,407	—	—	—	—	—	—	—	—	—
Total Assets	$13,944	$—	$243,836	$8,747	$140	$74,842	$19,969	$13,961	$35,703	$39,281
Liabilities:
Forward foreign currency contracts	$7,270	$6,097	$1,024	$19,380	$4,185	$2,217	$—	$18,898	$—	$—
Forward premium swaptions	640	—	—	2,632	—	—	32,597	2,555	—	104,438
OTC interest rate swaps	—	—	—	19,495	—	—	—	—	—	—
Written options	—	—	—	—	—	—	—	7,063	—	—
Total Liabilities	$7,910	$6,097	$1,024	$41,507	$4,185	$2,217	$32,597	$28,516	$— $	$104,438
Net OTC derivative instruments
by counterparty, at fair value	$6,034	$(6,097)	$242,812	$(32,760)	$(4,045)	$72,625	$(12,628)	$(14,555)	$35,703	$(65,157)
Total collateral pledged by
the Fund/(Received from
counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)(2)	$6,034	$(6,097)	$242,812	$(32,760)	$(4,045)	$72,625	$(12,628)	$(14,555)	$35,703	$(65,157)

		Nomura Global		State Street
	Morgan Stanley	Financial	Standard	Bank and Trust	Toronto-
	Bank N.A.	Products Inc.	Chartered Bank	Co.	Dominion Bank	UBS AG	Total
Assets:
Purchased options	$4,449	$2,853	$—	$—	$—	$—	$8,522
Forward foreign currency contracts	28,291	—	35	35	—	—	295,932
Forward premium swaptions	381	43,142	—	—	—	2,362	209,542
OTC interest rate swaps	2,397	—	—	—	—	—	8,965
OTC volatility swaps	—	—	—	—	—	—	11,407
Total Assets	$35,518	$45,995	$35	$35	$—	$2,362	$534,368
Liabilities:
Forward foreign currency contracts	$5,374	$—	$10,178	$—	$—	$—	$74,623
Forward premium swaptions	1,042	58,702	—	—	10,149	36,695	249,450
OTC interest rate swaps	—	—	—	—	—	—	19,495
OTC total return swaps	—	371,720	—	—	—	—	371,720
Written options	20,712	—	—	—	—	—	27,775
Total Liabilities	$27,128	$430,422	$10,178	$—	$10,149	$36,695	$743,063
Net OTC derivative instruments by counterparty, at fair value	$8,390	$(384,427)	$(10,143)	$35	$(10,149)	$(34,333)	$(208,695)
Total collateral pledged by the Fund/(Received from counterparty)	$(8,390)	$260,000	$—	$—	$—	$—	$251,610
Net Exposure(1)(2)	$—	$(124,427)	$(10,143)	$35	$(10,149)	$(34,333)	$42,915

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited) (continued)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.
(2)	At April 30, 2026, the Fund had pledged $260,000 in cash collateral to Nomura Global Financial Products Inc. In addition, the Fund had received $50,000 in cash collateral from Morgan Bank N.A. Excess cash collateral, if any, is not shown for financial reporting purposes.

At April 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $89,111,046.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$4,168,075
Gross Unrealized Depreciation	(10,468,952)
Net Unrealized Depreciation	$(6,300,877)

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 98.5%
	Australia: 2.2%
21,365	ASX Ltd.	$935,206	0.3
14,905	Computershare Ltd.	327,450	0.1
122,191	Insurance Australia Group Ltd.	664,485	0.3
261,211	Medibank Pvt Ltd.	888,201	0.3
372,463	Scentre Group	1,000,876	0.4
209,381	Telstra Group Ltd.	804,130	0.3
136,501	Transurban Group	1,383,400	0.5
		6,003,748	2.2
	Belgium: 0.1%
1,922	D'ieteren Group	397,166	0.1

	Canada: 4.8%
30,215	Bank of Nova Scotia	2,350,735	0.9
47,401	Canadian Natural Resources Ltd.	2,262,657	0.8
7,905	Canadian Tire Corp. Ltd. - Class A	1,099,373	0.4
17,935	CCL Industries, Inc. - Class B	1,132,598	0.4
10,513	Stantec, Inc.	960,167	0.3
32,993	Suncor Energy, Inc.	2,260,823	0.8
25,908	Toronto-Dominion Bank	2,790,973	1.0
2,690	WSP Global, Inc.	447,558	0.2
		13,304,884	4.8
	Denmark: 0.6%
34,162	Danske Bank A/S	1,756,217	0.6

	France: 2.9%
2,730	Air Liquide SA	587,335	0.2
42,087	AXA SA	2,028,823	0.7
16,671	BNP Paribas SA	1,750,820	0.6
4,927	Bureau Veritas SA	150,980	0.1
48,548	Carrefour SA	965,786	0.4
4,733	Danone SA	370,823	0.1
1,046	Ipsen SA	205,437	0.1
2,712	Safran SA	870,861	0.3
3,973	TotalEnergies SE	369,385	0.1
18,412	Veolia Environnement SA	778,631	0.3
		8,078,881	2.9
	Germany: 1.3%
39,172	Deutsche Telekom AG, Reg	1,265,285	0.5
21,687	Fresenius SE & Co. KGaA	1,050,296	0.4
1,999	Mercedes-Benz Group AG	116,522	0.0
12,526 (1)	Scout24 SE	1,042,948	0.4
		3,475,051	1.3
	Hong Kong: 0.9%
12,200	Hong Kong Exchanges & Clearing Ltd.	649,806	0.2
128,500 (2)	Power Assets Holdings Ltd.	1,061,934	0.4
706,500 (1)	WH Group Ltd.	858,714	0.3
		2,570,454	0.9
	Ireland: 0.3%
62,838	AIB Group PLC	724,308	0.3

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Israel: 0.3%
33,775	Bank Leumi Le-Israel BM	$855,003	0.3

	Italy: 0.8%
1,354	FinecoBank Banca Fineco SpA	33,614	0.0
149,270	Intesa Sanpaolo SpA	1,014,179	0.4
9,757	Terna - Rete Elettrica Nazionale	117,360	0.1
11,638	UniCredit SpA	899,415	0.3
		2,064,568	0.8
	Japan: 4.6%
78,600	Asahi Kasei Corp.	773,412	0.3
65,700	Astellas Pharma, Inc.	931,084	0.3
40,300	Central Japan Railway Co.	966,816	0.3
20,900	Daiichi Sankyo Co. Ltd.	339,501	0.1
23,400	Daiwa House Industry Co. Ltd.	713,957	0.2
58,800	ENEOS Holdings, Inc.	493,831	0.2
64,400	Japan Airlines Co. Ltd.	1,012,746	0.4
19,900	Japan Exchange Group, Inc.	237,043	0.1
36,000	Japan Tobacco, Inc.	1,341,171	0.5
96,400	Kirin Holdings Co. Ltd.	1,520,137	0.5
94,100	Mitsubishi Chemical Group Corp.	551,656	0.2
10,400	NEC Corp.	276,640	0.1
44,100	Nitto Denko Corp.	838,794	0.3
4,900	ORIX Corp.	164,917	0.1
27,400	Secom Co. Ltd.	1,004,605	0.4
643,600	Z Holdings Corp.	1,692,814	0.6
		12,859,124	4.6
	Netherlands: 1.9%
19,597	ASR Nederland NV	1,488,583	0.5
2,531	Heineken Holding NV	179,856	0.1
943	Heineken NV	73,413	0.0
4,929	ING Groep NV	142,653	0.1
322,935	Koninklijke KPN NV	1,726,916	0.6
19,975	NN Group NV	1,748,494	0.6
		5,359,915	1.9
	New Zealand: 0.1%
18,272	Fisher & Paykel Healthcare Corp. Ltd.	393,767	0.1

	Norway: 1.0%
52,884	DNB Bank ASA	1,601,505	0.6
20,606	Equinor ASA	838,607	0.3
14,275	Mowi ASA	316,723	0.1
4,336	Telenor ASA	71,372	0.0
		2,828,207	1.0
	Puerto Rico: 0.7%
12,349	Popular, Inc.	1,856,425	0.7

	Singapore: 0.7%
166,300	CapitaLand Integrated Commercial Trust	309,736	0.1
90,900	Singapore Exchange Ltd.	1,554,276	0.6
3,500	United Overseas Bank Ltd.	99,677	0.0
		1,963,689	0.7

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Spain: 1.1%
45,905 (1)	Aena SME SA	$1,253,790	0.4
67,791	Repsol SA	1,820,952	0.7
		3,074,742	1.1
	Sweden: 0.5%
30,050	Swedbank AB - Class A	1,062,244	0.4
68,063	Telia Co. AB	355,769	0.1
		1,418,013	0.5
	Switzerland: 0.7%
15,562	ABB Ltd., Reg	1,573,937	0.5
3,791	Dufry AG, Reg	209,504	0.1
1,310	Galderma Group AG	274,829	0.1
		2,058,270	0.7
	United Kingdom: 4.2%
753	AstraZeneca PLC	142,861	0.1
34,078 (1)	Auto Trader Group PLC	229,240	0.1
53,241	BAE Systems PLC	1,480,819	0.5
105,853	Barclays PLC	622,194	0.2
37,926	British American Tobacco PLC	2,233,642	0.8
141,000	CK Hutchison Holdings Ltd.	1,177,377	0.4
6,989	GSK PLC	183,233	0.1
34,419	Imperial Brands PLC	1,307,668	0.5
151,113	NatWest Group PLC	1,205,257	0.4
952	Next PLC	168,017	0.1
77,774	Rolls-Royce Holdings PLC	1,251,503	0.4
90,478	Sage Group PLC	1,079,097	0.4
29,958	Smith & Nephew PLC	463,564	0.2
		11,544,472	4.2
	United States: 68.8%
17,289	AbbVie, Inc.	3,653,511	1.3
1,944	Accenture PLC - Class A	347,412	0.1
684	Acuity Brands, Inc.	198,203	0.1
169,421	ADT, Inc.	1,275,740	0.5
75,660	Aegon Ltd.	626,966	0.2
8,820	Allstate Corp.	1,916,233	0.7
28,107	Alphabet, Inc. - Class A	10,815,574	3.9
34,639	Altria Group, Inc.	2,516,523	0.9
2,502	American Electric Power Co., Inc.	343,049	0.1
2,483	Ameriprise Financial, Inc.	1,178,904	0.4
5,890	AmerisourceBergen Corp.	1,814,179	0.7
6,713	AMETEK, Inc.	1,580,911	0.6
778	Aon PLC - Class A	242,464	0.1
2,306	Applied Materials, Inc.	909,694	0.3
10,636	AptarGroup, Inc.	1,315,460	0.5
6,307	Assurant, Inc.	1,490,155	0.5
31,975	AT&T, Inc.	835,507	0.3
6,228	Automatic Data Processing, Inc.	1,319,962	0.5
22,060	Avnet, Inc.	1,820,171	0.7
14,759	Axis Capital Holdings Ltd.	1,481,951	0.5
6,271	Bank of New York Mellon Corp.	842,634	0.3
4,700	Booking Holdings, Inc.	791,292	0.3
37,128	Bristol-Myers Squibb Co.	2,249,586	0.8

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	United States (continued)
44,217	Brixmor Property Group, Inc.	$1,330,490	0.5
9,233	Broadridge Financial Solutions, Inc.	1,421,697	0.5
8,356	Cardinal Health, Inc.	1,611,705	0.6
6,188	Cboe Global Markets, Inc.	1,856,957	0.7
11,815	Charles Schwab Corp.	1,082,727	0.4
12,617	Chesapeake Energy Corp.	1,288,827	0.5
677	Chord Energy Corp.	98,571	0.0
6,650	Cigna Group	1,932,357	0.7
8,446	Cintas Corp.	1,475,601	0.5
42,968	Cisco Systems, Inc.	3,931,572	1.4
18,917	Citigroup, Inc.	2,420,998	0.9
4,147	Citizens Financial Group, Inc.	269,762	0.1
7,798	CME Group, Inc.	2,244,420	0.8
23,420	CNA Financial Corp.	1,129,547	0.4
45,420	Coca-Cola Co.	3,577,279	1.3
13,751	Cognizant Technology Solutions Corp. - Class A	727,428	0.3
22,675	Colgate-Palmolive Co.	1,935,538	0.7
25,138	Commerce Bancshares, Inc.	1,307,930	0.5
21,421	COPT Defense Properties	669,406	0.2
782	Corteva, Inc.	63,350	0.0
1,855	Coterra Energy, Inc.	66,613	0.0
18,740	CVS Health Corp.	1,560,855	0.6
8,480	Delta Air Lines, Inc.	576,555	0.2
5,300	Digital Realty Trust, Inc.	1,064,982	0.4
14,357	Dolby Laboratories, Inc. - Class A	920,858	0.3
274	Domino's Pizza, Inc.	93,001	0.0
16,570	Duke Energy Corp.	2,146,643	0.8
3,814	DuPont de Nemours, Inc.	174,147	0.1
288	Ecolab, Inc.	75,053	0.0
20,716	Edison International	1,439,555	0.5
22,519	Element Solutions, Inc.	959,084	0.3
2,472	Elevance Health, Inc.	930,510	0.3
3,731	Emerson Electric Co.	523,982	0.2
11,240	EOG Resources, Inc.	1,580,007	0.6
11,755	Evergy, Inc.	973,784	0.3
9,963	Eversource Energy	704,384	0.3
36,857	Exelon Corp.	1,695,053	0.6
894	Expedia Group, Inc.	222,043	0.1
6,648	Flowserve Corp.	489,559	0.2
7,204	Fortive Corp.	430,727	0.2
16,738	Fox Corp. - Class A	1,062,696	0.4
1,536	General Dynamics Corp.	528,845	0.2
6,473	General Motors Co.	497,709	0.2
39,945	Genpact Ltd.	1,388,089	0.5
10,477	Globe Life, Inc.	1,616,601	0.6
11,948	H&R Block, Inc.	379,110	0.1
11,633	Hancock Whitney Corp.	785,344	0.3
8,576	Hanover Insurance Group, Inc.	1,609,629	0.6
14,012	Hartford Financial Services Group, Inc.	1,916,982	0.7

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United States (continued)
3,206	Holcim AG	$297,922	0.1
3,119	Honeywell International, Inc.	668,495	0.2
1,005	Humana, Inc.	237,622	0.1
5,668	Intuit, Inc.	2,202,018	0.8
9,681	Jack Henry & Associates, Inc.	1,488,454	0.5
21,863	Johnson & Johnson	5,025,211	1.8
42,152	KeyCorp	931,981	0.3
64,635	Kinder Morgan, Inc.	2,124,552	0.8
612	KLA Corp.	1,071,214	0.4
3,072	Lancaster Colony Corp.	400,220	0.1
9,716	Las Vegas Sands Corp.	530,591	0.2
9,635	Leidos Holdings, Inc.	1,437,735	0.5
1,141	Linde PLC	571,801	0.2
1,065	Lithia Motors, Inc.	308,978	0.1
10,755	Marsh & McLennan Cos., Inc.	1,803,721	0.6
1,568	McKesson Corp.	1,278,234	0.5
23,764	Medtronic PLC	1,924,171	0.7
6,654	Meta Platforms, Inc. - Class A	4,071,649	1.5
18,158	MetLife, Inc.	1,454,456	0.5
3,769	Microsoft Corp.	1,536,923	0.6
81	MSCI, Inc.	47,904	0.0
15,663	National Fuel Gas Co.	1,321,644	0.5
5,399	National Retail Properties, Inc.	236,422	0.1
13,926	NetApp, Inc.	1,542,583	0.6
19,518	New York Times Co. - Class A	1,542,508	0.6
1,150	NewMarket Corp.	776,963	0.3
37,842	NiSource, Inc.	1,827,012	0.7
293	Northern Trust Corp.	48,738	0.0
746	Novartis AG, Reg	110,251	0.0
7,723	NVIDIA Corp.	1,541,279	0.6
15,266	Omega Healthcare Investors, Inc.	717,044	0.3
5,598	OneMain Holdings, Inc.	328,994	0.1
20,217	ONEOK, Inc.	1,869,264	0.7
9,025	Paycom Software, Inc.	1,144,009	0.4
3,429	PayPal Holdings, Inc.	171,930	0.1
18,005	PepsiCo, Inc.	2,853,612	1.0
97,689	Pfizer, Inc.	2,608,296	0.9
65,231	PG&E Corp.	1,084,139	0.4
4,430	Philip Morris International, Inc.	731,260	0.3
21,862	Portland General Electric Co.	1,135,294	0.4
3,719	Primerica, Inc.	1,046,043	0.4
15,895	Procter & Gamble Co.	2,337,996	0.8
8,942	Qualcomm, Inc.	1,605,804	0.6
9,132	Raytheon Technologies Corp.	1,607,871	0.6
16,746	Regency Centers Corp.	1,303,676	0.5
6,620	Ross Stores, Inc.	1,507,970	0.5
2,134	RPM International, Inc.	217,433	0.1
55,650	Sabra Health Care REIT, Inc.	1,149,729	0.4
9,491	Sanofi	888,137	0.3

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	United States (continued)
8,352	Simon Property Group, Inc.	$1,701,386	0.6
13,574	SLM Corp.	313,288	0.1
22,074	SS&C Technologies Holdings, Inc.	1,529,728	0.6
2,503	STERIS PLC	542,851	0.2
1,797	Stryker Corp.	566,289	0.2
15,934	Synchrony Financial	1,214,171	0.4
7,433	Textron, Inc.	713,271	0.3
16,333	TJX Cos., Inc.	2,560,198	0.9
9,027	T-Mobile US, Inc.	1,764,778	0.6
10,326	Tradeweb Markets, Inc. - Class A	1,169,419	0.4
14,267	Travel + Leisure Co.	922,504	0.3
34,094	Truist Financial Corp.	1,755,841	0.6
19,218	UGI Corp.	693,578	0.2
13,019	UL Solutions, Inc. - Class A	1,178,089	0.4
9,441	Union Pacific Corp.	2,544,161	0.9
20,837	Unum Group	1,674,878	0.6
38,080	US Bancorp	2,157,613	0.8
1,628	Valero Energy Corp.	411,200	0.1
7,583	Ventas, Inc.	666,242	0.2
16,994	Veralto Corp.	1,498,871	0.5
5,242	VeriSign, Inc.	1,408,316	0.5
40,465	Verizon Communications, Inc.	1,943,534	0.7
1,855	Watts Water Technologies, Inc. - Class A	556,797	0.2
31,479	Williams Cos., Inc.	2,402,162	0.9
		190,913,561	68.8
	Total Common Stock
	(Cost $224,922,314)	273,500,465	98.5

EXCHANGE-TRADED FUNDS: 0.9%
9,125	iShares MSCI EAFE Value ETF	708,009	0.3
7,803	iShares Russell 1000 Value ETF	1,804,444	0.6
		2,512,453	0.9
	Total Exchange-Traded Funds
	(Cost $2,359,641)	2,512,453	0.9

PREFERRED STOCK: 0.1%
	Germany: 0.1%
2,333	Volkswagen AG	236,586	0.1
	Total Preferred Stock
	(Cost $279,522)	236,586	0.1
	Total Long-Term Investments
	(Cost $227,561,477)	276,249,504	99.5

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 0.2%
	Repurchase Agreements: 0.1%
150,000 (3)	Citadel Securities LLC, Repurchase Agreement dated 04/30/2026, 3.710%, due 05/01/2026 (Repurchase Amount $150,015, collateralized by various U.S. Government Securities, 0.000%-6.750%, Market Value plus accrued interest $153,016, due 05/15/26-02/15/56)	$150,000	0.1
10,607 (3)	Deutsche Bank Securities Inc., Repurchase Agreement dated 04/30/2026, 3.640%, due 05/01/2026 (Repurchase Amount $10,608, collateralized by various U.S. Government Securities, 3.000%-3.250%, Market Value plus accrued interest $10,819, due 05/15/42-02/15/48)	10,607	0.0
	Total Repurchase Agreements
	(Cost $160,607)	160,607	0.1

			Percentage
			of Net
Shares	RA	Value	Assets
	Mutual Funds: 0.1%
332,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.570% (Cost $332,000)	$332,000	0.1
	Total Short-Term Investments
	(Cost $492,607)	492,607	0.2
	Total Investments in Securities
	(Cost $228,054,084)	$276,742,111	99.7
	Assets in Excess of Other Liabilities	818,109	0.3
	Net Assets	$277,560,220	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of April 30, 2026.

Percentage
Sector Diversification	of Net Assets
Financials	24.8%
Industrials	13.2
Health Care	11.1
Communication Services	10.5
Consumer Staples	8.5
Information Technology	7.5
Energy	6.5
Utilities	5.5
Consumer Discretionary	4.1
Real Estate	3.9
Materials	3.0
Exchange-Traded Funds	0.9
Short-Term Investments	0.2
Assets in Excess of Other Liabilities	0.3
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	April 30, 2026
Asset Table
Investments, at fair value
Common Stock
Australia	$935,206	$5,068,542	$—	$6,003,748
Belgium	—	397,166	—	397,166
Canada	13,304,884	—	—	13,304,884
Denmark	—	1,756,217	—	1,756,217
France	965,786	7,113,095	—	8,078,881
Germany	—	3,475,051	—	3,475,051
Hong Kong	858,714	1,711,740	—	2,570,454
Ireland	—	724,308	—	724,308
Israel	—	855,003	—	855,003
Italy	—	2,064,568	—	2,064,568
Japan	1,004,605	11,854,519	—	12,859,124
Netherlands	—	5,359,915	—	5,359,915
New Zealand	—	393,767	—	393,767
Norway	71,372	2,756,835	—	2,828,207
Puerto Rico	1,856,425	—	—	1,856,425
Singapore	—	1,963,689	—	1,963,689
Spain	—	3,074,742	—	3,074,742
Sweden	355,769	1,062,244	—	1,418,013
Switzerland	—	2,058,270	—	2,058,270
United Kingdom	—	11,544,472	—	11,544,472
United States	188,990,285	1,923,276	—	190,913,561
Total Common Stock	208,343,046	65,157,419	—	273,500,465
Exchange-Traded Funds	2,512,453	—	—	2,512,453
Preferred Stock	—	236,586	—	236,586
Short-Term Investments	332,000	160,607	—	492,607
Total Investments, at fair value	$211,187,499	$65,554,612	$—	$276,742,111

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At April 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $228,611,382.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$56,964,901
Gross Unrealized Depreciation	(8,810,552)
Net Unrealized Appreciation	$48,154,349

See Accompanying Notes to Financial Statements

68

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 97.5%
	Australia: 5.2%
539,928 (1)	29Metals Ltd.	$95,737	0.0
836,061 (1)	Aeris Resources Ltd.	238,754	0.1
100,665 (1)	AIC Mines Ltd.	44,201	0.0
53,668	Ansell Ltd.	1,029,526	0.2
26,350 (1)	Australian Agricultural Co. Ltd.	24,757	0.0
103,998	Australian Clinical Labs Ltd.	142,653	0.0
14,383	Autosports Group Ltd.	25,285	0.0
27,873	Beacon Minerals Ltd.	58,195	0.0
107,219	Bendigo & Adelaide Bank Ltd.	828,811	0.2
69,833	Bravura Solutions Ltd.	107,904	0.0
34,694	Capricorn Metals Ltd.	287,657	0.1
75,846 (1)	Centaurus Metals Ltd.	32,157	0.0
85,998	Charter Hall Group	1,266,409	0.2
3,694	Clinuvel Pharmaceuticals Ltd.	24,523	0.0
10,833	Codan Ltd.	328,282	0.1
16,993	Cogstate Ltd.	30,340	0.0
522,961 (1)(2)	Coronado Global Resources, Inc.	103,539	0.0
14,127	Cuscal Ltd.	47,599	0.0
6,962 (1)	DGL Group Ltd./Au	1,892	0.0
125,993	Downer EDI Ltd.	677,011	0.1
133,061 (1)	Emeco Holdings Ltd.	108,807	0.0
6,765	Energy One Ltd.	71,147	0.0
15,163 (1)	Genesis Minerals Ltd.	65,336	0.0
16,365	GR Engineering Services Ltd.	53,512	0.0
32,679	Helia Group Ltd.	127,173	0.0
22,825	Helloworld Travel Ltd.	23,917	0.0
156,949	Horizon Oil Ltd.	26,554	0.0
11,286 (1)	IGO Ltd.	62,099	0.0
352,652	Macmahon Holdings Ltd.	185,340	0.0
170,565	Magellan Financial Group Ltd.	1,264,614	0.2
20,083	Mayfield Group Holdings Ltd.	37,014	0.0
82,435 (1)	Metals X Ltd.	83,435	0.0
84,053 (1)	Nanosonics Ltd.	210,702	0.1
108,161	New Hope Corp. Ltd.	426,729	0.1
28,563	NRW Holdings Ltd.	127,356	0.0
152,018	OceanaGold Corp.	4,707,091	0.8
18,504 (1)	OFX Group Ltd.	6,625	0.0
101,966	Orica Ltd.	1,555,233	0.3
116,048 (1)	Paladin Energy Ltd.	989,361	0.2
20,677	Perenti Ltd.	27,986	0.0
399,504	Perseus Mining Ltd.	1,601,082	0.3
941,386	Ramelius Resources Ltd.	2,336,489	0.4
77,120	Regis Healthcare Ltd.	368,113	0.1
365,148	Regis Resources Ltd.	1,872,307	0.3
359,555 (1)	Resolute Mining Ltd.	307,679	0.1
157,768 (1)	Sandfire Resources Ltd.	1,906,084	0.3
7,851	Servcorp Ltd.	36,627	0.0
34,049 (3)	Shape Australia Pty Ltd.	146,490	0.0
456,563 (1)	Silver Mines Ltd.	54,168	0.0
12,107	SKS Technologies Group Ltd.	58,591	0.0
49,267	SRG Global Ltd.	102,907	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Australia (continued)
236,249	Tabcorp Holdings Ltd.	$194,176	0.0
158,538	Vault Minerals Ltd.	528,922	0.1
322,455	Ventia Services Group Pty Ltd.	1,241,344	0.2
110,382 (1)	Virgin Australia Holdings Ltd.	172,448	0.0
221,366 (2)	Viva Energy Group Ltd.	392,055	0.1
58,149 (1)	Vysarn Ltd.	31,626	0.0
11,413	Wagners Holding Co. Ltd.	37,663	0.0
130,930 (1)	West African Resources Ltd.	285,088	0.1
465,502	Whitehaven Coal Ltd.	2,844,502	0.5
270,935 (1)	Wildcat Resources Ltd.	116,619	0.0
3,704 (1)	Zimplats Holdings Ltd.	43,921	0.0
		30,234,164	5.2
	Austria: 0.3%
3,146	DO & Co. AG	638,770	0.1
2,954 (1)	FACC AG	45,703	0.0
2,788	Palfinger AG	114,525	0.0
7,838	Porr AG	358,765	0.1
27,756	UNIQA Insurance Group AG	532,583	0.1
		1,690,346	0.3
	Belgium: 1.0%
4,194	Barco NV	46,944	0.0
10,404 (1)	bpost SA	22,171	0.0
533	Cie d'Entreprises CFE	7,100	0.0
17,777	Colruyt Group N.V	685,175	0.1
22,445	Deceuninck NV	56,373	0.0
47,322	Fagron	1,334,955	0.3
535	Jensen-Group NV	43,175	0.0
4,934 (1)	Materialise NV, ADR	27,088	0.0
3,505	Retail Estates NV	279,448	0.1
2,112	Tessenderlo Group SA	52,989	0.0
147,116	Umicore SA	2,975,470	0.5
489	Wereldhave Belgium Comm VA	30,073	0.0
		5,560,961	1.0
	Bermuda: 0.0%
6,322	Himalaya Shipping Ltd.	86,662	0.0

	Brazil: 0.0%
32,587	Guararapes Confeccoes S.A.	63,308	0.0
57,456	Karoon Energy Ltd.	90,574	0.0
		153,882	0.0
	Burkina Faso: 0.1%
26,600 (1)	IAMGOLD Corp.	447,658	0.1

	Canada: 10.7%
4,900 (1)	5N Plus, Inc.	118,212	0.0
1,800	A&W Food Services of Canada, Inc.	48,990	0.0
105,200 (1)	Advantage Energy Ltd.	800,027	0.1
24,700	Aecon Group, Inc.	908,464	0.2
4,300	AGF Management Ltd. - Class B	51,283	0.0
4,700	Alvopetro Energy Ltd.	29,445	0.0
45,700	Amerigo Resources Ltd.	193,115	0.0
32,224 (1)	Aritzia, Inc.	3,401,152	0.6

See Accompanying Notes to Financial Statements

69

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Canada (continued)
43,443	Atco Ltd./Canada - Class I	$2,178,307	0.4
271,700	B2Gold Corp.	1,228,136	0.2
192,793 (1)	Bausch Health Cos., Inc.	1,105,648	0.2
52,040	Bird Construction, Inc.	1,919,007	0.3
23,304	Boardwalk Real Estate Investment Trust	1,164,557	0.2
11,500 (1)	Bonterra Energy Corp.	60,956	0.0
9,600	Boston Pizza Royalties Income Fund	174,918	0.0
2,957	Canaccord Genuity Group, Inc.	25,796	0.0
14,092	Canada Packers, Inc.	190,888	0.0
2,800	Canadian Tire Corp. Ltd. - Class A	389,405	0.1
144,100 (1)	Capstone Copper Corp.	1,200,878	0.2
25,939	Centerra Gold, Inc.	451,429	0.1
170,517	CES Energy Solutions Corp.	2,427,798	0.4
4,742	Chorus Aviation, Inc.	81,515	0.0
1,900	Cogeco, Inc.	88,303	0.0
5,719	Colliers International Group, Inc.	597,856	0.1
2,900 (1)	D2L, Inc.	19,919	0.0
109,738	DPM Metals, Inc.	3,684,728	0.6
4,724	DREAM Unlimited Corp. - Class A	64,338	0.0
132,724	Enerflex Ltd.	3,561,519	0.6
6,254	Enghouse Systems Ltd.	78,040	0.0
15,600 (1)	Ensign Energy Services, Inc.	43,986	0.0
3,700	Evertz Technologies Ltd.	43,582	0.0
10,508	Exco Technologies Ltd.	57,091	0.0
37,784	Finning International, Inc.	2,767,146	0.5
5,100	Firm Capital Property Trust	24,592	0.0
105,900 (1)	Fortuna Mining Corp.	1,021,305	0.2
14,861	Gildan Activewear, Inc.	922,282	0.2
187,300 (1)	GoGold Resources, Inc.	361,266	0.1
7,200	Granite Real Estate Investment Trust	486,961	0.1
17,400	Groupe Dynamite, Inc.	1,136,857	0.2
202,928	Headwater Exploration, Inc.	2,004,854	0.4
3,614 (1)	High Arctic Energy Services, Inc.	2,235	0.0
206,380	Hudbay Minerals, Inc.	4,773,777	0.8
4,654 (1)	Imperial Metals Corp.	23,127	0.0
10,200 (1)	Jaguar Mining, Inc.	48,209	0.0
7,872 (1)	Kinaxis, Inc.	813,308	0.1
2,100	Linamar Corp.	140,515	0.0
18,000 (1)	Lotus Creek Exploration, Inc.	58,439	0.0
35,360 (1)	Mako Mining Corp.	260,316	0.1
42,925	Maple Leaf Foods, Inc.	906,944	0.2
19,475	Martinrea International, Inc.	143,946	0.0
2,200	Melcor Developments Ltd.	30,028	0.0
32,327	Methanex Corp.	2,115,231	0.4

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Canada (continued)
147,756	Monument Mining Ltd.	$90,284	0.0
1,400	Morguard Corp.	124,195	0.0
13,200	Mullen Group Ltd.	199,795	0.0
31,000	Neo Performance Materials, Inc.	577,392	0.1
50,147	Northland Power, Inc.	862,395	0.2
58,700 (1)	Obsidian Energy Ltd.	837,491	0.2
155,200 (1)(3)	Orezone Gold Corp.	231,940	0.0
38,558	Paramount Resources Ltd. - Class A	872,583	0.2
20,915	Pason Systems, Inc.	215,101	0.0
15,600	PHX Energy Services Corp.	141,374	0.0
5,900	Polaris Renewable Energy, Inc.	55,684	0.0
9,200	Primaris Real Estate Investment Trust	127,805	0.0
91,212	Quebecor, Inc. - Class B	3,839,586	0.7
2,200	Richelieu Hardware Ltd.	64,331	0.0
26,034	Russel Metals, Inc.	1,013,301	0.2
10,500 (1)	Santacruz Silver Mining Ltd.	82,247	0.0
8,000 (1)	Source Energy Services Ltd.	105,010	0.0
6,000	Sprott, Inc.	783,642	0.1
4,965 (1)	SSR Mining, Inc.	143,042	0.0
26,200	Strathcona Resources Ltd.	823,216	0.1
152,800	Surge Energy, Inc.	1,126,019	0.2
10,900 (1)	Thinkific Labs, Inc.	11,796	0.0
98,226	Thor Explorations Ltd.	93,283	0.0
28,600	Torex Gold Resources, Inc.	1,177,814	0.2
19,400	Total Energy Services, Inc.	335,913	0.1
113,125	Vermilion Energy, Inc.	1,527,377	0.3
1,100	Wajax Corp.	27,388	0.0
227,230	Whitecap Resources, Inc.	2,681,560	0.5
		62,602,190	10.7
	China: 0.8%
33,347	ATRenew, Inc., ADR	150,395	0.0
20,481 (1)	Baozun, Inc., ADR	55,708	0.0
42,250	Beijing Chunlizhengda Medical Instruments Co. Ltd. - Class H	56,963	0.0
102,800	Canny Elevator Co. Ltd. - Class A	92,666	0.0
78,000	Chervon Holdings Ltd.	161,925	0.0
244,000	China Foods Ltd.	115,263	0.0
127,600 (1)	China Leon Inspection Holding Ltd.	24,288	0.0
102,000	China Lilang Ltd.	49,877	0.0
564	China Yuchai International Ltd.	23,242	0.0
70,500 (1)	Daheng New Epoch Technology, Inc. - Class A	157,443	0.0
108,000	Edvantage Group Holdings Ltd.	10,812	0.0
51,500	EEKA Fashion Holdings Ltd.	42,081	0.0

See Accompanying Notes to Financial Statements

70

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	China (continued)
111,072 (1)	Ever Reach Group Holdings Co. Ltd.	$3,035	0.0
691,406	Fountain SET Holdings Ltd.	63,557	0.0
233,000	Goodbaby International Holdings Ltd.	26,357	0.0
122,786	Guangdong Dongpeng Holdings Co. Ltd. - Class A	106,005	0.0
287,069	GuangdongShirongzhaoye Co. Ltd. - Class A	226,495	0.1
144,900	Guangdong Vanward New Electric Co. Ltd. - Class A	174,932	0.0
233,200 (1)	Healthcare Co. Ltd. - Class A	219,911	0.1
38,913	Hello Group, Inc., ADR	242,817	0.1
28,276 (1)	Henan Jinma Energy Co. Ltd. - Class H	3,827	0.0
133,600	Hubei Huitian New Materials Co. Ltd. - Class A	226,134	0.1
279,000	Lee & Man Paper Manufacturing Ltd.	120,713	0.0
38,900	Nanjing Kangni Mechanical & Electrical Co. Ltd. - Class A	39,392	0.0
1,110,000	Nexteer Automotive Group Ltd.	689,597	0.1
18,600	Opple Lighting Co. Ltd. - Class A	55,275	0.0
31,758	Pacific Online Ltd.	1,297	0.0
94,851 (1)	Road King Infrastructure Ltd.	7,629	0.0
39,200	Shenzhen Bingchuan Network Co. Ltd. - Class A	153,527	0.0
321,180	Tang Palace China Holdings Ltd.	5,946	0.0
60,623 (1)	Tongda Group Holdings Ltd.	24,071	0.0
140,800 (1)	Tongdao Liepin Group	45,121	0.0
239,200	Vatti Corp. Ltd. - Class A	206,729	0.1
9,714	Viomi Technology Co. Ltd., ADR	9,479	0.0
899,000	Wanda Hotel Development Co. Ltd.	9,986	0.0
319,000 (4)	Xiwang Special Steel Co. Ltd.	—	—
161,200	Yixintang Pharmaceutical Group Co. Ltd. - Class A	300,025	0.1
119,814	Zengame Technology Holding Ltd.	42,832	0.0
426,800	Zhejiang Hailide New Material Co. Ltd. - Class A	387,118	0.1
150,300	Zhejiang Semir Garment Co. Ltd. - Class A	133,284	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	China (continued)
37,520 (1)	Zhihu, Inc., ADR	$120,064	0.0
		4,585,818	0.8
	Côte d'Ivoire: 0.3%
24,916	Endeavour Mining PLC	1,503,847	0.3

	Denmark: 1.9%
15,614	ALK-Abello A/S	584,833	0.1
45,839 (1)	Bavarian Nordic A/S	1,349,262	0.2
16,653	D/S Norden A/S	788,025	0.1
13,166	FLSmidth & Co. A/S	977,868	0.2
39,437	ISS A/S	1,446,731	0.3
23,117	Jyske Bank A/S, Reg	3,218,214	0.6
156	MT Hoejgaard Holding A/S	8,355	0.0
17,113 (1)(2)	Netcompany Group A/S	977,584	0.2
82	North Media A/S	622	0.0
2,193	Per Aarsleff Holding A/S	255,405	0.0
2,169	Ringkjoebing Landbobank A/S	541,950	0.1
12,839	Royal Unibrew A/S	858,650	0.1
1,323	Skjern Bank	62,751	0.0
653	SP Group A/S	38,151	0.0
4,135	Sparekassen Sjaelland- Fyn A/S	202,621	0.0
		11,311,022	1.9
	Finland: 1.0%
30	Alandsbanken Abp - Class B	1,690	0.0
9,890	Anora Group Oyj	40,452	0.0
12,365	Cargotec Oyj - Class B	735,044	0.1
1,865	GRK Infra Oyj	28,018	0.0
4,809	Kalmar Oyj - Class B	257,893	0.1
99,006	Konecranes Oyj	3,251,665	0.6
694	Olvi Oyj - Class A	25,250	0.0
20,414	Oriola Oyj - Class B	22,090	0.0
11,971	Orion Oyj - Class B	967,121	0.2
3,584	Pihlajalinna Oyj	47,111	0.0
39	Ponsse Oyj	1,021	0.0
3	Relais Group Oyj	51	0.0
6,993	Sanoma Oyj	76,082	0.0
4,221	Scanfil Oyj	62,725	0.0
2,918	Vaisala Oyj - Class A	170,551	0.0
8,994	Verkkokauppa.com Oyj	23,674	0.0
		5,710,438	1.0
	France: 5.7%
77,102 (2)	Ayvens SA	1,043,368	0.2
1,288	Carmila SA	25,726	0.0
20,035	Carrefour SA	398,565	0.1
6,740	Cie des Alpes	175,216	0.0
19,918	Covivio SA/France	1,317,340	0.2
21,348 (1)	Criteo SA, ADR	404,331	0.1
17,842	Derichebourg SA	190,082	0.0
25,557	Eiffage SA	4,120,530	0.7
9,004 (2)	Elior Group SA	27,950	0.0
49,801	Elis SA	1,538,867	0.3
19,264	Etablissements Maurel et Prom SA	224,928	0.0
29,521 (1)	Euroapi SA	47,568	0.0
11,922	Exosens SAS	910,430	0.2

See Accompanying Notes to Financial Statements

71

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	France (continued)
73,126 (1)	Forvia SE	$862,051	0.1
1,265	Gaztransport Et Technigaz SA	307,768	0.1
4,792	GL Events	188,643	0.0
18,036	Ipsen SA	3,542,316	0.6
9,215	IPSOS	390,808	0.1
4,947	JCDecaux SE	110,037	0.0
7,621	Kaufman & Broad SA	247,584	0.0
154,009	Klepierre SA	6,239,887	1.1
3,166	LISI SA	231,769	0.0
281,786	Louis Hachette Group	547,786	0.1
698	Neurones	29,560	0.0
3,568 (3)	North Atlantic Energies	261,435	0.0
17,498	Opmobility	295,665	0.1
27,163	Rexel SA	1,148,816	0.2
23,641	SCOR SE	882,115	0.2
11,962 (1)(2)	SMCP SA	72,862	0.0
492	Societe LDC SADIR	64,565	0.0
5,348	Sopra Steria Group SACA	834,469	0.1
32,726	SPIE SA	1,898,855	0.3
1,221	Synergie SE	40,412	0.0
27,291	Technip Energies NV	1,291,075	0.2
12,378	Television Francaise 1 SA	98,460	0.0
71,069	Valeo	894,573	0.2
32,416	Vallourec SA	976,751	0.2
240	Vetoquinol SA	21,689	0.0
4,204	Vicat SACA	296,863	0.1
2,663	Virbac SA	1,163,191	0.2
970 (1)	Viridien	164,984	0.0
		33,529,890	5.7
	Germany: 5.3%
1,459	Aixtron SE	80,616	0.0
290	AlzChem Group AG	56,380	0.0
1,910	Atoss Software AG	177,541	0.0
9,829	Aurubis AG	2,115,109	0.4
16,671	Bechtle AG	567,388	0.1
316	Bijou Brigitte AG	18,395	0.0
15,415	Bilfinger SE	1,777,832	0.3
171	Cewe Stiftung & Co. KGaA	18,948	0.0
9,134	CTS Eventim AG & Co. KGaA	602,880	0.1
518	Deutsche Rohstoff AG	59,116	0.0
159,043	Deutz AG	1,859,770	0.3
16,145	Duerr AG	400,635	0.1
23,539 (2)	KGaA	1,630,556	0.3
6,474	Eckert & Ziegler SE	116,088	0.0
248	Elmos Semiconductor SE	53,642	0.0
13,679	Evonik Industries AG	282,927	0.1
1,411	flatexDEGIRO AG	50,485	0.0
26,416	Freenet AG	841,348	0.2
54,202	GEA Group AG	3,706,435	0.6
3,359	Hochtief AG	1,806,575	0.3
1,973	Hornbach Holding AG & Co. KGaA	187,582	0.0
7,816	HUGO BOSS AG	331,452	0.1
3,043	Indus Holding AG	106,726	0.0

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Germany (continued)
1,481 (2)	JOST Werke SE	$90,038	0.0
725	KION Group AG	37,839	0.0
750	Krones AG	108,545	0.0
73,334 (1)	Nordex SE	4,181,698	0.7
1,950 (1)	Pfisterer Holding SE	237,409	0.1
1,141	Rational AG	834,298	0.2
14,083	Salzgitter AG	796,615	0.1
11,884 (2)	Scout24 SE	989,493	0.2
6,570 (1)	SMA Solar Technology AG	420,979	0.1
15,321	SUSS MicroTec SE	1,371,599	0.2
82,069	TAG Immobilien AG	1,431,201	0.3
106,257	thyssenkrupp AG	1,264,580	0.2
11,806 (1)	Tonies SE - Class A	142,701	0.0
9,724 (1)	Trivago NV, ADR	27,519	0.0
107,340	TUI AG	798,803	0.1
1,944	Wacker Neuson SE	43,888	0.0
46,321 (1)(2)	Zalando SE	1,144,128	0.2
		30,769,759	5.3
	Greece: 0.2%
5,080	Danaos Corp.	611,683	0.1
1,708 (2)	Okeanis Eco Tankers Corp.	94,943	0.0
1,589	Piraeus Port Authority SA	70,401	0.0
29,864 (1)	StealthGas, Inc.	297,147	0.1
7,911	Thrace Plastics Holding and Co.	38,068	0.0
11,724	Trade Estates Real Estate Investment SA	27,437	0.0
		1,139,679	0.2
	Guatemala: 0.4%
28,092	Millicom International Cellular SA	2,384,449	0.4

	Hong Kong: 0.2%
204,478	Build King Holdings Ltd.	47,253	0.0
80,000	Computer & Technologies Holdings Ltd.	12,563	0.0
1,703	Computime Group Ltd.	101	0.0
232,000 (1)	Hop Fung Group Holdings Ltd.	2,044	0.0
261,000	Hutchison Port Holdings Trust - Class U	54,810	0.0
70,587	Johnson Electric Holdings Ltd.	191,550	0.1
90,000	Lee's Pharmaceutical Holdings Ltd.	12,869	0.0
33,822	Lung Kee Bermuda Holdings	6,520	0.0
223,367 (1)	Midland Holdings Ltd.	81,276	0.0
99,000	Modern Dental Group Ltd.	75,838	0.0
1,211,244	Singamas Containe Holdings Ltd.	92,786	0.0
222,000 (1)	Skyworth Group Ltd.	178,484	0.1
31,565	Sun Hung Kai & Co. Ltd.	17,294	0.0
87,000	TS Lines Ltd.	89,749	0.0
175,138	Vedan International Holdings Ltd.	17,665	0.0

See Accompanying Notes to Financial Statements

72

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Hong Kong (continued)
15,840 (1)	Wai Kee Holdings Ltd.	$1,840	0.0
		882,642	0.2
	India: 0.0%
48,727	Gateway Distriparks Ltd.	29,605	0.0
25,620 (4)	Geodesic Ltd.	—	—
6,832	Great Eastern Shipping Co. Ltd.	114,101	0.0
3,323	Gulf Oil Lubricants India Ltd.	34,609	0.0
21,379 (4)	Varun Industries Ltd.	—	—
2,046 (1)	Venus Remedies Ltd.	20,853	0.0
		199,168	0.0
	Indonesia: 0.1%
1,323,800	Bank Pembangunan Daerah Jawa Timur Tbk PT	44,356	0.0
516,800	Bank Tabungan Negara Persero Tbk PT	40,562	0.0
406,900 (1)	Champ Resto Indonesia Tbk PT	8,274	0.0
141,800	First Resources Ltd.	389,525	0.1
375,700	Golden Agri-Resources Ltd.	93,631	0.0
672,600	IMC Pelita Logistik Tbk PT	13,134	0.0
503,300	Indonesia Kendaraan Terminal Tbk PT	38,286	0.0
24,432 (1)	Indo-Rama Synthetics Tbk PT	3,797	0.0
2,860,600 (1)	Media Nusantara Citra Tbk PT	40,053	0.0
		671,618	0.1
	Ireland: 0.2%
10,540 (1)	Amarin Corp. PLC, ADR	146,822	0.0
415,645	Cairn Homes PLC	1,063,455	0.2
556	COSMO Pharmaceuticals NV	58,481	0.0
20,538	Origin Enterprises PLC	112,327	0.0
		1,381,085	0.2
	Israel: 0.8%
20,186 (1)	Allot Ltd.	148,165	0.0
3,236 (3)	Analyst IMS Investment Management Services Ltd.	157,096	0.0
1,751	Automatic Bank Services Ltd.	15,593	0.0
5,270 (4)	B Communications Ltd.	—	—
9,834 (1)	Brainsway Ltd., ADR	162,851	0.0
62,556 (1)	Cognyte Software Ltd.	583,647	0.1
2,356	Formula Systems 1985 Ltd.	330,526	0.1
307 (1)	IES Holdings Ltd.	63,367	0.0
3,042	Ituran Location and Control Ltd.	175,219	0.0
19,780	Lahav L.R. Real Estate Ltd.	77,862	0.0
11,142	Max Stock Ltd.	111,127	0.0
1,084	Mega Or Holdings Ltd.	221,735	0.1
431 (1)	Neto ME Holdings Ltd.	40,081	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Israel (continued)
19,702(1)	Nexxen International Ltd.	$144,613	0.0
3,380	One Software Technologies Ltd.	73,912	0.0
8,413	Partner Communications Co. Ltd.	111,942	0.0
17,629(1)	Radware Ltd.	472,457	0.1
412,964 (1)	Taboola.com Ltd.	1,552,745	0.3
8,952	Tel Aviv Stock Exchange Ltd.	450,446	0.1
		4,893,384	0.8
	Italy: 3.2%
701,865	A2A SpA	1,998,731	0.4
18,638	ACEA SpA	488,678	0.1
11,848	Ascopiave SpA	48,446	0.0
5,271 (1)	Avio SpA	195,117	0.0
36,594	Azimut Holding SpA	1,553,967	0.3
16,219	Banca Generali SpA	1,063,830	0.2
19,014	Banca IFIS SpA	518,011	0.1
135,364 (1)	CIR SpA-Compagnie Industriali	106,284	0.0
58,750	d'Amico International Shipping SA	551,617	0.1
6,422	Danieli & C Officine Meccaniche SpA	361,392	0.1
18,332	Datalogic SpA	117,474	0.0
31,604	De' Longhi SpA	1,228,966	0.2
3,484 (1)(3)	Digital Bros SpA	40,154	0.0
13,709	El.En. SpA	211,275	0.0
18,326(2)	Enav SpA	107,279	0.0
11,953	Esprinet SpA	80,595	0.0
10,022	Fiera Milano SpA	87,512	0.0
3,218	Fine Foods & Pharmaceuticals NTM	34,945	0.0
254,754	Hera SpA	1,202,183	0.2
496,114	Iren SpA	1,518,144	0.3
48,148	Lottomatica Group SpA	1,415,642	0.3
129,580	Maire Tecnimont SpA	2,396,332	0.4
89,554	MFE-MediaForEurope NV - Class A	305,600	0.1
8,240	Orsero SpA	157,442	0.0
157,009 (2)	OVS SpA	934,391	0.2
8,355 (3)	Piquadro SpA	25,397	0.0
7,408	Reply SpA	821,360	0.1
42,948(1)	Safilo Group SpA	80,650	0.0
22 (1)	Somec SpA	452	0.0
28,068(2)	Technogym SpA	661,281	0.1
559,577 (1)	Tesmec SpA	93,915	0.0
71,481(1)(3)	TREVI – Finanziaria Industriale SpA	26,032	0.0
		18,433,094	3.2
	Ivory Coast: 0.4%
41,201	Endeavour Mining PLC	2,372,542	0.4

	Japan: 21.4%
18,300	77 Bank Ltd.	352,293	0.1
10,700	A&D HOLON Holdings Co. Ltd.	196,553	0.0
2,200 (3)	ABHotel Co. Ltd.	19,664	0.0
7,400	Access Co. Ltd.	24,975	0.0
3,000	Achilles Corp.	26,662	0.0

See Accompanying Notes to Financial Statements

73

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
27,200	Adastria Co. Ltd.	$520,875	0.1
3,600	Ad-sol Nissin Corp.	34,070	0.0
5,800	Adways, Inc.	10,040	0.0
12,300	AEON Financial Service Co. Ltd.	122,319	0.0
4,700	Ahresty Corp.	25,005	0.0
63,000	Aichi Financial Group, Inc.	597,666	0.1
786	Aichi Tokei Denki Co. Ltd.	14,528	0.0
7,900	Aida Engineering Ltd.	59,985	0.0
1,200	Aidma Holdings, Inc.	9,641	0.0
1,000	Aiphone Co. Ltd.	17,831	0.0
3,400	Airtrip Corp.	14,824	0.0
10,300	Aisan Industry Co. Ltd.	113,801	0.0
5,400	AIT Corp.	76,229	0.0
2,900	Akatsuki, Inc.	51,316	0.0
4,400	Akita Bank Ltd.	153,653	0.0
39,800	Allied Telesis Holdings KK	68,083	0.0
1,200	Alpha Systems, Inc.	25,330	0.0
3,600	AlphaPolis Co. Ltd.	25,000	0.0
19,000	Alps Alpine Co. Ltd.	285,118	0.1
2,900	Amiyaki Tei Co. Ltd.	24,726	0.0
6,300	Anest Iwata Corp.	63,763	0.0
93,400	Anritsu Corp.	2,444,944	0.4
3,400	Arakawa Chemical Industries Ltd.	27,175	0.0
1,600	Arata Corp.	28,386	0.0
4,000	Argo Graphics, Inc.	34,553	0.0
4,200	Artience Co. Ltd.	104,760	0.0
11,700	Artner Co. Ltd.	142,491	0.0
1,600	As One Corp.	22,187	0.0
6,500	Asahi Net, Inc.	25,994	0.0
2,600	ASAHI YUKIZAI Corp.	95,336	0.0
1,400	ASKA Pharmaceutical Holdings Co. Ltd.	26,076	0.0
13,000	Astena Holdings Co. Ltd.	40,075	0.0
12,500	Atrae, Inc.	51,950	0.0
20,300	Aucnet, Inc.	156,294	0.0
1,400	Aval Data Corp.	26,363	0.0
16,600	Avant Group Corp.	135,909	0.0
6,700	Avex, Inc.	50,615	0.0
9,200	Awa Bank Ltd.	373,269	0.1
6,400	Axial Retailing, Inc.	46,113	0.0
88,100	Azbil Corp.	784,069	0.2
6,000	Bando Chemical Industries Ltd.	77,676	0.0
6,000	Bank of Iwate Ltd.	75,552	0.0
2,100	Bank of Nagoya Ltd.	78,417	0.0
4,600	Bank of Saga Ltd.	150,059	0.0
8,600	Bank of the Ryukyus Ltd.	138,165	0.0
1,500	Bell-Park Co. Ltd.	28,792	0.0
32,500	BIPROGY, Inc.	934,693	0.2
4,100	Bunka Shutter Co. Ltd.	48,320	0.0
15,600	Business Brain Showa- Ota, Inc.	91,167	0.0
14,600	Business Engineering Corp.	112,516	0.0
600	C Uyemura & Co. Ltd.	89,826	0.0
2,200	Careerlink Co. Ltd.	32,921	0.0

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
6,000	Central Automotive Products Ltd.	$69,185	0.0
6,500	Central Glass Co. Ltd.	170,128	0.0
1,500	Central Security Patrols Co. Ltd.	25,390	0.0
1,300	Chiyoda Integre Co. Ltd.	24,954	0.0
2,200	Chubu Shiryo Co. Ltd.	23,662	0.0
10,500	Citizen Watch Co. Ltd.	121,654	0.0
37,200	CKD Corp.	1,441,432	0.3
1,500	CMC Corp.	17,914	0.0
9,900	Comture Corp.	86,167	0.0
1,800	Core Corp.	23,550	0.0
58,200	Credit Saison Co. Ltd.	1,612,072	0.3
6,600	Creek & River Co. Ltd.	56,155	0.0
7,700	CTS Co. Ltd.	42,600	0.0
54,500	Curves Holdings Co. Ltd.	285,042	0.1
95,400	CyberAgent, Inc.	764,013	0.1
8,900	Daihatsu Diesel Manufacturing Co. Ltd.	169,755	0.0
3,100	Daihen Corp.	306,695	0.1
7,600	Dai-Ichi Cutter Kogyo KK	69,462	0.0
5,600	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	38,231	0.0
5,400	Daito Pharmaceutical Co. Ltd.	43,495	0.0
11,430	Daitron Co. Ltd.	213,597	0.1
2,400	Daiwa Industries Ltd.	29,339	0.0
700	Digital Arts, Inc.	25,024	0.0
6,600	Digital Hearts Holdings Co. Ltd.	35,105	0.0
8,800	Digital Information Technologies Corp.	50,896	0.0
9,900	Doshisha Co. Ltd.	206,733	0.1
6,300	Double Standard, Inc.	54,555	0.0
14,000	Doutor Nichires Holdings Co. Ltd.	247,311	0.1
89,528	DTS Corp.	583,444	0.1
6,600	Ebase Co. Ltd.	16,869	0.0
3,600	Ehime Bank Ltd.	40,816	0.0
27,000	Eiken Chemical Co. Ltd.	531,605	0.1
6,200	Elan Corp.	28,868	0.0
7,500	Elecom Co. Ltd.	77,658	0.0
22,700	en Japan, Inc.	158,683	0.0
1,400	Enomoto Co. Ltd.	29,545	0.0
2,100	Enplas Corp.	229,865	0.1
4,700	Entrust, Inc.	33,062	0.0
4,400	eSOL Co. Ltd.	14,464	0.0
7,400	Feed One Co. Ltd.	52,726	0.0
5,100	Fibergate, Inc./Japan	23,127	0.0
4,900	FINDEX, Inc.	24,757	0.0
13,600	First Bank of Toyama Ltd.	224,142	0.1
19,700	Food & Life Cos. Ltd.	1,145,969	0.2
50,100	Fuji Corp./Aichi	1,951,785	0.3
11,000	Fuji Pharma Co. Ltd.	154,016	0.0
7,900	Fujikura Kasei Co. Ltd.	61,390	0.0
2,100	Fujimi, Inc.	43,436	0.0
46,000	Fujimori Kogyo Co. Ltd.	403,752	0.1
2,200	Fukuda Denshi Co. Ltd.	141,993	0.0
2,000	Fukui Bank Ltd.	47,945	0.0

See Accompanying Notes to Financial Statements

74

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Share		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
3,000	Fukushima Galilei Co. Ltd.	$68,354	0.0
2,875	FULLCAST Holdings Co. Ltd.	29,872	0.0
1,800	Furukawa Co. Ltd.	48,022	0.0
19,400	Furyu Corp.	159,084	0.0
5,200	Fuso Pharmaceutical Industries Ltd.	73,434	0.0
8,500	Futaba Industrial Co. Ltd.	53,096	0.0
22,700	Future Corp.	221,700	0.1
3,000	G-7 Holdings, Inc.	24,670	0.0
13,200	Gakken Holdings Co. Ltd.	81,224	0.0
3,500 (3)	Gamecard-Joyco Holdings, Inc.	58,375	0.0
3,200	Gecoss Corp.	32,922	0.0
17,900	Glory Ltd.	455,326	0.1
1,500	GMO GlobalSign Holdings KK	18,340	0.0
6,700	Grandy House Corp.	22,939	0.0
6,000	Greens Co. Ltd.	88,643	0.0
2,600	grems, Inc.	46,764	0.0
48,000	GS Yuasa Corp.	1,940,913	0.3
13,900	GungHo Online Entertainment, Inc.	219,916	0.1
18,500	Hanwa Co. Ltd.	191,085	0.0
7,000	Happinet Corp.	119,338	0.0
12,900	Hennge KK	78,873	0.0
2,200	Hioki EE Corp.	156,805	0.0
2,300	Hirano Tecseed Co. Ltd./ Kinzoku	26,174	0.0
11,000	Hirata Corp.	229,106	0.1
4,000	Hito Communications Holdings, Inc.	22,155	0.0
4,800	Hochiki Corp.	59,118	0.0
6,200	Hodogaya Chemical Co. Ltd.	99,186	0.0
24,500	Hokkaido Gas Co. Ltd.	129,415	0.0
2,300	Hokko Chemical Industry Co. Ltd.	25,031	0.0
1,500	Hokuriku Electric Industry Co. Ltd.	26,349	0.0
9,500	Horiba Ltd.	1,322,751	0.2
2,100	Human Technologies, Inc./Tokyo	20,041	0.0
48,000	Hyakujushi Bank Ltd.	731,452	0.1
37,400	Ibiden Co. Ltd.	3,198,828	0.6
21,900	IBJ, Inc.	100,751	0.0
19,100	Ichikoh Industries Ltd.	62,144	0.0
6,200	ID Holdings Corp.	39,855	0.0
2,400	Idec Corp./Japan	51,242	0.0
4,000	Inaba Denki Sangyo Co. Ltd.	67,479	0.0
5,100 (3)	Inaba Seisakusho Co. Ltd.	54,164	0.0
103,600	INFRONEER Holdings, Inc.	1,410,381	0.3
377	ISB Corp.	5,160	0.0
7,200	Iseki & Co. Ltd.	78,063	0.0
1,700	Ishihara Chemical Co. Ltd.	29,147	0.0

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
2,800	Ishihara Sangyo Kaisha Ltd.	$53,931	0.0
9,400	Itoki Corp.	190,970	0.0
4,300	IwaiCosmo Holdings, Inc.	102,258	0.0
44,400	J Trust Co. Ltd.	189,763	0.0
8,400	JAC Recruitment Co. Ltd.	46,370	0.0
9,700	Japan Aviation Electronics Industry Ltd.	148,303	0.0
4,300	Japan Electronic Materials Corp.	198,122	0.0
1,645	Japan Hotel REIT Investment Corp.	822,077	0.2
49,200	Japan Lifeline Co. Ltd.	445,771	0.1
9,500	Japan Material Co. Ltd.	109,378	0.0
16,500	Japan Medical Dynamic Marketing, Inc.	57,912	0.0
4,900	Japan Pulp & Paper Co. Ltd.	34,638	0.0
12,600	Japan System Techniques Co. Ltd.	153,705	0.0
13,600	JBCC Holdings, Inc.	104,589	0.0
3,300	JCU Corp.	140,357	0.0
5,100	Jeol Ltd.	205,156	0.1
2,800	JFE Systems, Inc.	34,075	0.0
6,600	JK Holdings Co. Ltd.	56,966	0.0
13,600	Joshin Denki Co. Ltd.	252,648	0.1
5,500	J-Stream, Inc.	13,181	0.0
17,900	Juki Corp.	87,921	0.0
62,500	Juroku Financial Group, Inc.	821,159	0.2
5,500	Justsystems Corp.	130,775	0.0
400	JUTEC Holdings Corp.	3,833	0.0
12,500	JVCKenwood Corp.	94,217	0.0
4,100	Kaga Electronics Co. Ltd.	109,796	0.0
243	Kamei Corp.	4,974	0.0
11,500	Kanamic Network Co. Ltd.	40,228	0.0
3,600	Kanamoto Co. Ltd.	106,120	0.0
49,100	Kandenko Co. Ltd.	2,141,817	0.4
26,100	Kaneka Corp.	816,326	0.2
14,400	KAWADA TECHNOLOGIES, Inc.	137,833	0.0
8,500	KEIWA, Inc.	65,194	0.0
34,000	Keiyo Bank Ltd.	471,287	0.1
3,000	Kenko Mayonnaise Co. Ltd.	40,606	0.0
692	KFC Ltd.	6,710	0.0
4,520	Kimura Unity Co. Ltd.	25,992	0.0
27,800	Kinden Corp.	1,489,552	0.3
1,179	Kitagawa Corp.	11,626	0.0
5,300	Kita-Nippon Bank Ltd.	159,221	0.0
11,100	Kitz Corp.	149,438	0.0
1,500	Kiyo Bank Ltd.	39,724	0.0
2,000 (1)	KNT-CT Holdings Co. Ltd.	25,047	0.0
5,500	Koa Corp.	66,270	0.0
4,000	Koike Sanso Kogyo Co. Ltd.	47,510	0.0
9,900	Komeri Co. Ltd.	211,209	0.1
4,500	Komori Corp.	43,157	0.0
98,100	Konica Minolta, Inc.	311,955	0.1

See Accompanying Notes to Financial Statements

75

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
2,300	Konishi Co. Ltd.	$20,828	0.0
7,100	Konoike Transport Co. Ltd.	128,102	0.0
6,600	Kose Corp.	235,436	0.1
17,900	KPP Group Holdings Co. Ltd.	110,919	0.0
2,200	K's Holdings Corp.	25,429	0.0
3,100	Kuriyama Holdings Corp.	36,267	0.0
3,300	Kyodo Printing Co. Ltd.	32,576	0.0
6,700	KYORIN Holdings, Inc.	66,293	0.0
90,900	Kyushu Electric Power Co., Inc.	982,804	0.2
5,100	Kyushu Leasing Service Co. Ltd., GMTN	45,798	0.0
100,100	LIFULL Co. Ltd.	121,734	0.0
3,100	Lintec Corp.	100,319	0.0
71,700	Lion Corp.	701,390	0.1
2,000	Look Holdings, Inc.	33,076	0.0
9,500	M&A Capital Partners Co. Ltd.	196,085	0.0
1,500	Makiya Co. Ltd.	11,363	0.0
2,900	Management Solutions Co. Ltd.	24,557	0.0
19,100	Mani, Inc.	208,526	0.1
1,600	MarkLines Co. Ltd.	15,113	0.0
3,900	Marufuji Sheet Piling Co. Ltd.	23,166	0.0
500	Maruzen Showa Unyu Co. Ltd.	24,757	0.0
22,200	Marvelous, Inc.	64,232	0.0
4,400	Matsuda Sangyo Co. Ltd.	187,536	0.0
11,200	Matsuoka Corp.	149,811	0.0
5,600	Max Co. Ltd.	59,960	0.0
21,300	Maxell Ltd.	272,162	0.1
289,200	Mebuki Financial Group, Inc.	2,401,037	0.4
7,000	MEC Co. Ltd.	421,011	0.1
10,300	Media Do Co. Ltd.	82,111	0.0
32,100	Meidensha Corp.	1,753,809	0.3
2,100	Meiji Electric Industries Co. Ltd.	27,537	0.0
19,100	MEITEC Group Holdings, Inc.	382,530	0.1
9,200	Meiwa Corp.	48,808	0.0
6,800	Melco Holdings, Inc.	107,239	0.0
13,300	Members Co. Ltd.	91,910	0.0
3,000	METAWATER Co. Ltd.	64,891	0.0
2,000	Milbon Co. Ltd.	32,640	0.0
9,600	Mitani Sangyo Co. Ltd.	42,913	0.0
15,800	Mito Securities Co. Ltd.	66,653	0.0
28,200	Mitsui E&S Co. Ltd.	1,017,012	0.2
17,000	Mitsui Mining & Smelting Co. Ltd.	4,670,898	0.8
13,700	Miyazaki Bank Ltd.	173,465	0.0
5,400	Mizuno Corp.	114,643	0.0
2,000	MORESCO Corp.	21,972	0.0
31,900	Morinaga Milk Industry Co. Ltd.	962,630	0.2
1,400	Moriroku Holdings Co. Ltd.	21,723	0.0

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
6,900	Morita Holdings Corp.	$110,868	0.0
7,500	Morito Co. Ltd.	92,093	0.0
1,675	Murakami Corp.	73,172	0.0
35,700	Musashino Bank Ltd.	542,301	0.1
3,700	Muto Seiko Co.	45,823	0.0
5,300	Nabtesco Corp.	175,288	0.0
15,000	Nachi-Fujikoshi Corp.	487,407	0.1
4,300	Nagaileben Co. Ltd.	46,643	0.0
6,800	Nakabayashi Co. Ltd.	25,106	0.0
19,600	Nakanishi, Inc.	346,272	0.1
10,287	Nakano Corp./Tokyo	91,091	0.0
56,000	Nanto Bank Ltd.	531,496	0.1
2,400	Nanyo Corp.	22,204	0.0
2,900	NEOJAPAN, Inc.	28,469	0.0
1,000	New Cosmos Electric Co. Ltd.	37,138	0.0
38,000	Nextage Co. Ltd.	834,113	0.2
72,300	NHK Spring Co. Ltd.	1,321,002	0.2
3,000 (3)	Nicca Chemical Co. Ltd.	35,307	0.0
5,200	Nichiban Co. Ltd.	60,292	0.0
7,100	Nichicon Corp.	108,600	0.0
3,200	Nihon Denkei Co. Ltd.	49,241	0.0
1,600	Nihon Falcom Corp.	21,411	0.0
2,900	Nihon Kohden Corp.	27,011	0.0
2,700	Nihon Trim Co. Ltd.	73,556	0.0
3,900	Nikkiso Co. Ltd.	66,289	0.0
2,900	Nippon Carbide Industries Co., Inc.	49,810	0.0
31,300	Nippon Electric Glass Co. Ltd.	1,633,937	0.3
34,300	Nippon Kayaku Co. Ltd.	380,410	0.1
4,400	Nippon Light Metal Holdings Co. Ltd.	80,584	0.0
1,100	Nippon Pillar Packing Co. Ltd.	64,675	0.0
56,800	Nippon Shinyaku Co. Ltd.	1,741,528	0.3
13,000	Nippon Thompson Co. Ltd.	91,666	0.0
66,878	Niraku GC Holdings, Inc.	1,537	0.0
4,200	Nishio Holdings Co. Ltd.	115,863	0.0
29,500	Nissan Chemical Corp.	1,275,567	0.2
54,818	Nissan Tokyo Sales Holdings Co. Ltd.	183,453	0.0
1,800	Nissei ASB Machine Co. Ltd.	93,448	0.0
7,300	Nissha Co. Ltd.	58,709	0.0
8,531	Nisshin Group Holdings Co. Ltd.	37,810	0.0
68,000	Nisshinbo Holdings, Inc.	896,985	0.2
13,900	Nisso Holdings Co. Ltd.	53,708	0.0
150,500	Nissui Corp.	1,171,711	0.2
20,400	Nitto Boseki Co. Ltd.	3,748,113	0.7
8,800	Nitto Kogyo Corp.	254,549	0.1
13,000	Nitto Seiko Co. Ltd.	63,326	0.0
3,900	Nittoc Construction Co. Ltd.	29,390	0.0
23,700	Nomura Co. Ltd.	177,034	0.0
2,400	Noritake Co. Ltd.	52,830	0.0
7,200	Noritz Corp.	107,985	0.0
11,800	North Pacific Bank Ltd.	75,028	0.0

See Accompanying Notes to Financial Statements

76

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
4,300 (3)	NS Tool Co. Ltd.	$23,871	0.0
14,600	NSD Co. Ltd.	250,630	0.1
2,100	NSW, Inc./Japan	32,944	0.0
103,600	NTN Corp.	252,914	0.1
1,100	NTT Data Intramart Corp.	18,800	0.0
2,500	Odawara Engineering Co. Ltd.	31,750	0.0
10,900	Ogaki Kyoritsu Bank Ltd.	487,996	0.1
3,100	Ohara, Inc.	24,290	0.0
1,600	OIE Sangyo Co. Ltd.	23,357	0.0
16,900	Oita Bank Ltd.	230,353	0.1
14,300	Okabe Co. Ltd.	86,675	0.0
900	Okamoto Machine Tool Works Ltd.	24,233	0.0
15,700	Okamura Corp.	251,925	0.1
8,700	Oki Electric Industry Co. Ltd.	188,212	0.0
6,400	Okinawa Financial Group, Inc.	229,051	0.1
2,700	Onoken Co. Ltd.	24,067	0.0
37,200	Onward Holdings Co. Ltd.	175,936	0.0
14,500	Open House Group Co. Ltd.	853,378	0.2
2,700	Optex Group Co. Ltd.	50,225	0.0
4,700 (1)	Optim Corp.	12,849	0.0
18,600	Optorun Co. Ltd.	485,051	0.1
7,800	Oro Co. Ltd.	99,924	0.0
8,100	Osaka Organic Chemical Industry Ltd.	242,790	0.1
11,100	Osaki Electric Co. Ltd.	144,990	0.0
11,400	PALTAC Corp.	336,731	0.1
16,000	Parker Corp.	141,380	0.0
2,200	PCA Corp.	18,830	0.0
5,700	Pegasus Co. Ltd.	32,019	0.0
6,000	PIA Corp.	133,953	0.0
10,400	Pigeon Corp.	112,068	0.0
15,900	Pilot Corp.	484,999	0.1
10,900	Pole To Win Holdings, Inc.	20,978	0.0
2,100	PR Times Corp.	28,157	0.0
56,100	Prestige International, Inc.	238,257	0.1
8,128	Procrea Holdings, Inc.	186,682	0.0
100	Pronexus, Inc.	685	0.0
7,300	QB Net Holdings Co. Ltd.	63,276	0.0
12,300	Raito Kogyo Co. Ltd.	299,734	0.1
5,000	Rakus Co. Ltd.	27,629	0.0
73,400	Resorttrust, Inc.	819,072	0.2
2,400	Rheon Automatic Machinery Co. Ltd.	23,358	0.0
11,500	Riken Technos Corp.	121,831	0.0
6,100	Riken Vitamin Co. Ltd.	107,891	0.0
8,200	Riso Kagaku Corp.	54,641	0.0
1,000	Saison Information Systems Co. Ltd.	14,691	0.0
1,500	Sakata Seed Corp.	39,324	0.0
29,500	San ju San Financial Group, Inc.	302,485	0.1
10,400	San-Ai Obbli Co. Ltd.	153,033	0.0
5,900	Sangetsu Corp.	112,313	0.0

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
5,700	San-In Godo Bank Ltd.	$68,513	0.0
5,900	Sanko Gosei Ltd.	32,652	0.0
2,138	Sankyo Frontier Co. Ltd.	29,403	0.0
12,800	Sankyu, Inc.	687,840	0.1
22,600 (1)	Sansan, Inc.	183,258	0.0
18,100	Sansha Electric Manufacturing Co. Ltd.	120,787	0.0
900	Santec Holdings Corp.	161,441	0.0
74,800	Santen Pharmaceutical Co. Ltd.	770,850	0.1
53,800	Sanwa Holdings Corp.	1,230,548	0.2
3,200	Sanyo Chemical Industries Ltd.	101,975	0.0
2,100	Sanyo Denki Co. Ltd.	92,971	0.0
2,700	Sanyo Engineering & Construction, Inc.	27,058	0.0
76,400	Sawai Group Holdings Co. Ltd.	1,027,012	0.2
5,700	Saxa Holdings, Inc.	78,913	0.0
12,900	Scroll Corp.	109,707	0.0
12,700 (3)	Seed Co. Ltd./Tokyo	43,330	0.0
1,400	Seika Corp.	26,747	0.0
2,200	Seiko Group Corp.	81,722	0.0
6,600	Sekisui Kasei Co. Ltd.	19,137	0.0
2,100	SEMITEC Corp.	32,293	0.0
16,300	SERAKU Co. Ltd.	138,638	0.0
38,100	Seria Co. Ltd.	833,397	0.2
4,200	Serverworks Co. Ltd.	54,449	0.0
5,900	Shibaura Machine Co. Ltd.	158,355	0.0
11,300	Shibaura Mechatronics Corp.	351,069	0.1
7,000	Shibuya Corp.	152,165	0.0
7,600	Shikoku Bank Ltd.	124,211	0.0
9,500	Shimizu Bank Ltd.	152,327	0.0
4,200 (3)	Shin Maint Holdings Co. Ltd.	27,668	0.0
18,000	Shin-Etsu Polymer Co. Ltd.	245,002	0.1
4,300	Shinnihonseiyaku Co. Ltd.	54,651	0.0
35,200	Ship Healthcare Holdings, Inc.	523,830	0.1
28,300	Shofu, Inc.	297,121	0.1
1,800	SMK Corp.	38,542	0.0
17,500	SMS Co. Ltd.	199,388	0.1
7,700	Softcreate Holdings Corp.	87,362	0.0
11,138	Soken Chemical & Engineering Co. Ltd.	239,756	0.1
4,600	Soliton Systems KK	52,532	0.0
7,300	Startia Holdings, Inc.	130,790	0.0
36,500	Sugi Holdings Co. Ltd.	730,549	0.1
24,800	Sumitomo Bakelite Co. Ltd.	873,479	0.2
3,300	Sumitomo Heavy Industries Ltd.	111,651	0.0
5,300	Sun Frontier Fudousan Co. Ltd.	90,968	0.0
54,000 (1)	Sun*, Inc.	144,615	0.0

See Accompanying Notes to Financial Statements

77

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
5,300	Suzuken Co. Ltd./Aichi Japan	$187,600	0.0
16,400	SWCC Corp.	1,678,650	0.3
8,400	System Support, Inc.	57,749	0.0
24,100	Systena Corp.	65,927	0.0
1,100	T. RAD Co. Ltd.	78,062	0.0
2,690	Tachikawa Corp.	43,883	0.0
31,500	Tadano Ltd.	276,151	0.1
28,100	Taiheiyo Cement Corp.	637,976	0.1
9,800	Taiho Kogyo Co. Ltd.	74,564	0.0
3,700	Taikisha Ltd.	82,184	0.0
2,800	Taiko Bank Ltd.	44,808	0.0
1,600	Taisei Lamick Co. Ltd.	23,884	0.0
8,500	Takaoka Toko Co. Ltd.	410,407	0.1
9,400	Takara & Co. Ltd.	202,644	0.1
7,500	Takasago International Corp.	56,227	0.0
2,900	Taoka Chemical Co. Ltd.	16,706	0.0
22,500	TechMatrix Corp.	261,226	0.1
2,900	Teikoku Electric Manufacturing Co. Ltd.	51,039	0.0
2,200	Temairazu, Inc.	34,495	0.0
1,500	Terasaki Electric Co. Ltd.	38,501	0.0
4,500	TKC Corp.	103,113	0.0
2,300	Tocalo Co. Ltd.	45,887	0.0
41,500	Tochigi Bank Ltd.	253,875	0.1
2,700	Togami Electric Manufacturing Co. Ltd.	109,431	0.0
10,200	Toho Acetylene Co. Ltd.	26,591	0.0
109,300	Toho Bank Ltd.	466,540	0.1
2,900	Tokai Corp./Gifu	48,680	0.0
1,300	Tokyo Kiraboshi Financial Group, Inc.	96,747	0.0
40,400	Tokyo Ohka Kogyo Co. Ltd.	2,375,108	0.4
16,400	Tokyo Seimitsu Co. Ltd.	1,812,129	0.3
48,500	Tokyo Tatemono Co. Ltd.	1,116,023	0.2
8,000	Tokyu Construction Co. Ltd.	75,518	0.0
140,500	Tokyu Fudosan Holdings Corp.	1,196,236	0.2
11,100	Toli Corp.	45,555	0.0
67,200	TOMONY Holdings, Inc.	379,473	0.1
8,800	Toshiba TEC Corp.	151,539	0.0
6,600	Tosho Co. Ltd.	35,170	0.0
5,800	Totech Corp.	141,660	0.0
13,600	Towa Bank Ltd.	90,781	0.0
31,300	Towa Pharmaceutical Co. Ltd.	791,722	0.2
3,700	Toyo Denki Seizo KK	59,288	0.0
1,500	Toyo Kanetsu KK	26,067	0.0
15,400	Toyo Suisan Kaisha Ltd.	1,061,391	0.2
33,900	Toyo Tire Corp.	831,164	0.2
38,800	Toyoda Gosei Co. Ltd.	1,144,870	0.2
5,000	TPR Co. Ltd.	39,205	0.0
14,000	Transcosmos, Inc.	341,787	0.1
36,400	TRE Holdings Corp.	372,673	0.1
12,200	Trusco Nakayama Corp.	168,437	0.0
36,700	Tsubakimoto Chain Co.	550,155	0.1
7,100	Tsugami Corp.	212,958	0.1

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
7,300	Tsukada Global Holdings, Inc.	$28,954	0.0
30,000	Tsukuba Bank Ltd.	111,551	0.0
40,900	Tsumura & Co.	953,947	0.2
7,800	TYK Corp./Tokyo	30,012	0.0
60,300	UACJ Corp.	1,063,929	0.2
11,800	Ubicom Holdings, Inc.	71,207	0.0
5,500	Uchida Yoko Co. Ltd.	71,107	0.0
1,300	Ueki Corp.	20,873	0.0
5,500	Unipres Corp.	46,019	0.0
1,500	UNIRITA, Inc.	18,204	0.0
5,200	United Arrows Ltd.	81,994	0.0
2,500	User Local, Inc.	24,663	0.0
2,300	Ushio, Inc.	46,313	0.0
9,100	Valor Holdings Co. Ltd.	214,487	0.1
17,600 (3)	ValueCommerce Co. Ltd.	52,263	0.0
8,000	Vector, Inc.	63,753	0.0
25,000	Vision, Inc./Tokyo Japan	175,393	0.0
6,800 (1)	Visional, Inc.	320,899	0.1
25,724	Vital KSK Holdings, Inc.	229,118	0.1
10,600	VT Holdings Co. Ltd.	32,553	0.0
43,600	Wacom Co. Ltd.	200,678	0.1
1,300	Wadakohsan Corp.	11,170	0.0
600	WDB coco Co. Ltd.	9,965	0.0
4,600	WingArc1st, Inc.	78,450	0.0
3,500	Xebio Holdings Co. Ltd.	22,274	0.0
8,000	YAMABIKO Corp.	199,229	0.1
2,300	YAMADA Consulting Group Co. Ltd.	23,950	0.0
10,100	Yamagata Bank Ltd.	164,251	0.0
100,000	Yamaguchi Financial Group, Inc.	1,718,298	0.3
10,500	Yamaichi Electronics Co. Ltd.	700,563	0.1
4,700	Yamanashi Chuo Bank Ltd.	161,698	0.0
9,000	Yamazen Corp.	88,389	0.0
20,700	Yokowo Co. Ltd.	586,979	0.1
73	Yorozu Corp.	396	0.0
1,600	Yoshicon Co. Ltd.	26,000	0.0
12,200	Yossix Holdings Co. Ltd.	251,727	0.1
1,800	Yuasa Trading Co. Ltd.	68,692	0.0
8,200	Yurtec Corp.	131,343	0.0
3,400	Yushin Precision Equipment Co. Ltd.	14,507	0.0
19,400	Zenrin Co. Ltd.	105,484	0.0
3,800	Zeon Corp.	44,293	0.0
36,600	ZERIA Pharmaceutical Co. Ltd.	504,739	0.1
16,700	ZIGExN Co. Ltd.	43,443	0.0
10,200	Zojirushi Corp.	102,727	0.0
7,800	Zuken, Inc.	220,199	0.1
		125,243,559	21.4
	Liechtenstein: 0.1%
4,596	Liechtensteinische
	Landesbank AG	565,272	0.1

	Luxembourg: 0.1%
2,468	Eurofins Scientific SE	171,557	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Luxembourg (continued)
15,150	SES SA	$125,000	0.0
		296,557	0.1
	Malaysia: 0.1%
239,846	CCK Consolidated Holdings BHD	74,886	0.0
2,194	CSC Steel Holdings Bhd	812	0.0
608,500	Hibiscus Petroleum Bhd	337,873	0.1
220,500	Leong Hup International Bhd	41,154	0.0
3,414	MKH Oil Palm East Kalimantan Bhd	524	0.0
105,500	Scicom MSC Bhd	42,768	0.0
196,600	Spritzer BHD	126,727	0.0
46	Uchi Technologies Bhd	33	0.0
100,400	Wasco Bhd	28,126	0.0
		652,903	0.1
	Malta: 0.0%
3,219 (3)	Kambi Group PLC	56,306	0.0

	Mexico: 0.0%
20,048	Megacable Holdings SAB de CV	70,501	0.0

	Monaco: 0.0%
2,575	Costamare, Inc.	42,797	0.0

	Netherlands: 3.0%
6,989	AMG Critical Materials NV	295,000	0.1
19,837	ASR Nederland NV	1,506,813	0.3
13,583	BE Semiconductor Industries NV	3,973,239	0.7
10,332	Corbion NV	230,895	0.0
13,725 (2)	CTP NV	259,023	0.0
10,328 (2)	Euronext NV	1,728,823	0.3
2,801 (1)	Flow Traders Ltd.	90,141	0.0
12,019	ForFarmers NV	85,765	0.0
31,973	Havas NV	608,578	0.1
2,967	Kendrion NV	63,650	0.0
258,307	Koninklijke BAM Groep NV	2,841,293	0.5
11,580	Koninklijke Heijmans N.V	1,171,641	0.2
742	Nedap NV	73,587	0.0
326,834 (1)	Pharming Group NV	551,957	0.1
60,776	SBM Offshore NV	2,600,092	0.5
16,005	Sligro Food Group NV	244,196	0.0
12,151	TKH Group NV	622,733	0.1
5,559 (1)	TomTom NV	30,508	0.0
7,083	Van Lanschot Kempen NV	542,695	0.1
		17,520,629	3.0
	New Zealand: 0.1%
35,016	Channel Infrastructure NZ Ltd.	62,885	0.0
4,684	Hallenstein Glasson Holdings Ltd.	27,117	0.0
44,872	Heartland Group Holdings Ltd.	29,954	0.0
87,326 (1)	Ryman Healthcare Ltd.	109,832	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	New Zealand (continued)
51,430	SKY Network Television Ltd.	$98,084	0.0
6,506	Summerset Group Holdings Ltd.	31,363	0.0
35,627	TOWER Ltd.	42,514	0.0
		401,749	0.1
	Nigeria: 0.0%
7,826 (1)	IHS Holding Ltd.	64,251	0.0

	Norway: 1.1%
8,177	2020 Bulkers Ltd.	2,660	0.0
35,561 (1)	Axactor ASA	19,192	0.0
9,352	BLUENORD ASA	595,212	0.1
5,222	Bonheur ASA	151,991	0.0
170	Bouvet ASA	945	0.0
11,495	Deep Value Driller AS	25,311	0.0
331,019	DNO ASA	715,175	0.1
43,090	DOF Group ASA	639,046	0.1
3,694 (1)	Endur ASA	45,773	0.0
14,027	Hoegh Autoliners ASA	200,608	0.1
118,296	Kitron ASA	1,276,871	0.2
4,392 (2)	Klaveness Combination Carriers ASA	48,638	0.0
339,655	MPC Container Ships ASA	807,901	0.2
6,935	Norconsult Norge AS	29,455	0.0
12,744 (1)(2)	Norske Skog ASA	64,100	0.0
3,970	Odfjell SE - Class A	49,536	0.0
31,777 (1)	OKEA ASA	135,019	0.0
35,386	Pexip Holding ASA	259,667	0.1
11,294 (1)	PhotoCure ASA	80,213	0.0
91,865	SATS ASA	410,476	0.1
19,538	Smartoptics Group ASA	110,504	0.0
42,956	Solstad Maritime ASA	132,684	0.0
1,938	SpareBank 1 Nord Norge	32,853	0.0
2,721	Sparebank 1 Oestlandet	59,700	0.0
1,592	Sparebanken More	19,761	0.0
11,746	Stolt-Nielsen Ltd.	382,883	0.1
2,084	Wilh Wilhelmsen Holding ASA - Class A	155,658	0.0
		6,451,832	1.1
	Peru: 0.0%
41,854	Ferreycorp SAA	45,221	0.0

	Philippines: 0.0%
6,579	Ginebra San Miguel, Inc.	29,601	0.0
1,081,000	Megaworld Corp.	36,576	0.0
527,000	Nickel Asia Corp.	43,034	0.0
		109,211	0.0
	Poland: 0.3%
1,937	Amica SA	28,268	0.0
4,943 (1)	Arctic Paper SA	9,000	0.0
1,875	Asseco South Eastern Europe SA	31,347	0.0
1,206	BNPP Bank Polska SA	49,270	0.0
116,962	Enea SA	712,384	0.1
3,705	NEWAG SA	114,069	0.0
1,320 (3)	Rainbow Tours SA	48,722	0.0
102	Stalprodukt SA	6,794	0.0
3,626	TEN Square Games SA	107,436	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Poland (continued)
25,744 (2)	XTB SA	$724,423	0.2
		1,831,713	0.3
	Portugal: 0.1%
21,316	CTT-Correios de Portugal SA	160,363	0.0
2,961	Ibersol SGPS SA	41,702	0.0
85,298	REN - Redes Energeticas
	Nacionais SGPS SA	377,917	0.1
91,146	Sonae SGPS SA	208,385	0.0
		788,367	0.1
	Singapore: 1.4%
38,800 (1)	AEM Holdings Ltd.	225,125	0.1
31,200	Aztech Global Ltd.	25,310	0.0
134,300	Banyan Tree Holdings Ltd.	65,545	0.0
15,200	Bukit Sembawang Estates Ltd.	56,367	0.0
2,582 (2)	BW LPG Ltd.	51,586	0.0
38,000	CDL Hospitality Trusts	24,235	0.0
23,400	Centurion Corp. Ltd.	30,151	0.0
29,800	CSE Global Ltd.	32,271	0.0
87,300	Hong Leong Asia Ltd.	199,511	0.0
197,200	iFAST Corp. Ltd.	1,357,468	0.2
314,847	IGG, Inc.	125,205	0.0
552,900	Keppel DC REIT	1,023,271	0.2
1,442,800	Keppel Pacific Oak US REIT	289,828	0.1
212,400	KSH Holdings Ltd.	58,407	0.0
579,000	Marco Polo Marine Ltd.	71,420	0.0
151,625	OKP Holdings Ltd.	95,005	0.0
27,800	OUE Ltd.	24,244	0.0
114,100	Pacific Century Regional Developments Ltd.	46,615	0.0
28,100	Pan-United Corp. Ltd.	34,661	0.0
67,800	Q&M Dental Group Singapore Ltd.	31,129	0.0
18,903	Samudera Shipping Line Ltd.	16,961	0.0
290,200 (3)	SATS Ltd.	755,305	0.1
519,300	Sheng Siong Group Ltd.	1,237,871	0.2
22,700	Sing Holdings Ltd.	13,465	0.0
19,950	Sing Investments & Finance Ltd.	25,392	0.0
16,900	Soilbuild Construction Group Ltd.	12,813	0.0
31,892	Tai Sin Electric Ltd.	14,337	0.0
171,300	UOL Group Ltd.	1,433,048	0.3
32,400	Valuemax Group Ltd.	27,747	0.0
37,700	Venture Corp. Ltd.	481,200	0.1
552,100	Wee Hur Holdings Ltd.	316,556	0.1
		8,202,049	1.4
	South Africa: 0.6%
66,860	African Rainbow Minerals Ltd.	895,225	0.2
15,535	Astral Foods Ltd.	228,531	0.0
3,651	Karooooo Ltd.	178,735	0.0
218,588	Pan African Resources PLC	417,416	0.1
78,183 (1)(2)	Scatec ASA	1,016,876	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	South Africa (continued)
105,560	Super Group Ltd./South Africa	$100,760	0.0
25,348	Tiger Brands Ltd.	441,298	0.1
		3,278,841	0.6
	South Korea: 7.8%
4,804	Able C&C Co. Ltd.	48,325	0.0
9,642	AfreecaTV Co. Ltd.	381,769	0.1
4,910	Ahnlab, Inc.	209,958	0.1
15,301	AJ Networks Co. Ltd.	54,899	0.0
2,285	Anapass, Inc.	27,035	0.0
22,604	BNK Financial Group, Inc.	287,008	0.1
2,422	CJ Freshway Corp.	47,222	0.0
31,561	Classys, Inc.	1,193,680	0.2
10,119	Com2uSCorp	224,212	0.1
1,631	Cuckoo Holdings Co. Ltd.	32,385	0.0
4,310 (1)	D&C Media Co. Ltd.	35,898	0.0
20,803	Dae Hyun Co. Ltd.	24,755	0.0
6,627	Daewoong Pharmaceutical Co. Ltd.	668,099	0.1
10,077	Daol Investment & Securities Co. Ltd.	30,263	0.0
2,024	Daou Technology, Inc.	64,083	0.0
10,870	DB HiTek Co. Ltd.	1,177,016	0.2
40,603	DGB Financial Group, Inc.	525,448	0.1
2,685 (1)	DL Holdings Co. Ltd.	130,678	0.0
4,561	DMS Co. Ltd.	25,462	0.0
12,113 (1)	DoubleDown Interactive Co. Ltd., ADR	131,911	0.0
6,437	DoubleUGames Co. Ltd.	266,069	0.1
2,626	DY POWER Corp.	27,515	0.0
935	E1 Corp.	68,272	0.0
11,631	E-MART, Inc.	842,346	0.2
9,252 (1)	EM-Tech Co. Ltd.	47,366	0.0
5,272	ENF Technology Co. Ltd.	210,029	0.1
6,002	Eugene Technology Co. Ltd.	539,381	0.1
8,077	Eusu Holdings Co. Ltd.	34,035	0.0
1,831	F&F Co. Ltd.	83,195	0.0
2,239	F&F Holdings Co. Ltd.	29,175	0.0
923 (1)	FLITTO, Inc.	7,268	0.0
1,067	Fursys, Inc.	25,826	0.0
26	Gabia, Inc.	533	0.0
4,417 (1)	Gravity Co. Ltd., ADR	271,115	0.1
16,131	H.PIO Co. Ltd.	30,344	0.0
35,782	Han Kuk Carbon Co. Ltd.	1,200,790	0.2
13,481	Hanwha Corp.	1,225,519	0.2
3,509 (1)	Hanwha Engine	210,123	0.1
158,012 (1)	Hanwha General Insurance Co. Ltd.	710,500	0.1
24,147 (1)	Hanwha Life Insurance Co. Ltd.	80,072	0.0
4,150	Hanyang Securities Co. Ltd.	80,581	0.0
19,639 (1)	HD-Hyundai Marine Engine	1,410,762	0.3
2,751	HS Hyosung Corp.	123,163	0.0
27,841	Hwaseung Corp. Co. Ltd.	61,801	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	South Korea (continued)
808	Hyosung Corp.	$125,957	0.0
21,963	Hyundai GF Holdings	214,347	0.1
3,782	Hyundai Livart Furniture Co. Ltd.	20,424	0.0
30,582 (1)	Hyundai Marine & Fire Insurance Co. Ltd.	630,297	0.1
10,643	Hyundai Wia Corp.	599,191	0.1
2,040	IDIS Holdings Co. Ltd.	21,475	0.0
20,621	Iljin Electric Co. Ltd.	1,732,664	0.3
1,550	Intellian Technologies, Inc.	139,361	0.0
1,942	Intelligent Digital Integrated Security Co. Ltd.	23,345	0.0
5,183	ISC Co. Ltd.	866,981	0.2
21,558	IsuPetasys Co. Ltd.	2,238,051	0.4
5,617 (1)	Jahwa Electronics Co. Ltd.	186,777	0.0
114,186	JB Financial Group Co. Ltd.	2,113,006	0.4
4,796	KC Tech Co. Ltd./New	202,722	0.0
10,738	KG Chemical Corp.	51,474	0.0
4,801	KIWOOM Securities Co. Ltd.	1,308,992	0.2
2,576	Korea District Heating Corp.	133,747	0.0
2,452	Korea Electric Terminal Co. Ltd.	151,101	0.0
8,628	Korea Fuel-Tech Corp.	40,949	0.0
356	KPX Chemical Co. Ltd.	13,009	0.0
396 (1)(4)	KPX Electrochem Co. Ltd.	801	0.0
13,968	KTCS Corp.	25,467	0.0
1,627	Kukdo Chemical Co. Ltd.	46,092	0.0
30,128	LEENO Industrial, Inc.	2,460,224	0.4
73	LF Corp.	1,225	0.0
5,075	LG Innotek Co. Ltd.	1,984,101	0.4
7,130 (1)	LOT Vacuum Co. Ltd.	76,985	0.0
3,276	LOTTE Himart Co. Ltd.	17,781	0.0
1,941 (1)	LX Hausys Ltd.	47,574	0.0
7,559	LX Semicon Co. Ltd.	321,325	0.1
2,831	Maeil Dairies Co. Ltd.	69,286	0.0
13,658 (1)	Magnachip Semiconductor Corp.	46,437	0.0
11,730	Mcnex Co. Ltd.	183,882	0.0
2,740	MegaStudyEdu Co. Ltd.	87,710	0.0
268 (1)	Modetour Network, Inc.	2,068	0.0
5,441	Myoung Shin Industrial Co. Ltd.	49,260	0.0
3,002	Nature Holdings Co. Ltd.	16,172	0.0
3,086	NeoPharm Co. Ltd.	42,445	0.0
7,559	Neowiz	112,880	0.0
613	NEOWIZ HOLDINGS Corp.	9,040	0.0
4,554 (1)	NEPES Corp.	100,432	0.0
28,529 (2)	Netmarble Corp.	961,354	0.2
6,342	Nexen Tire Corp.	31,770	0.0
2,214	NICE Holdings Co. Ltd.	21,814	0.0
150	Nice Information & Telecommunication, Inc.	2,857	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	South Korea (continued)
13,277	NICE Information Service Co. Ltd.	$136,959	0.0
6,191	NOROO Paint & Coatings Co. Ltd.	36,948	0.0
8,364 (1)	Pearl Abyss Corp.	332,146	0.1
3,140	PHA Co. Ltd.	27,733	0.0
17,632	Poongsan Corp.	1,183,832	0.2
1,507	Poongsan Holdings Corp.	45,976	0.0
3,175	PSK Holdings, Inc.	272,132	0.1
19,256	PSK, Inc.	1,176,833	0.2
4,187	Purit Co. Ltd.	36,160	0.0
2,091	RFHIC Corp.	134,249	0.0
87,913 (4)	S&C Engine Group Ltd.	—	—
8,006	Sam Young Electronics Co. Ltd.	83,067	0.0
318	Samchully Co. Ltd.	31,796	0.0
2,982	Sammok S-Form Co. Ltd.	37,878	0.0
54,053	Samsung Engineering Co. Ltd.	1,957,637	0.4
1,025	Samyang Holdings Corp.	48,503	0.0
9,958	Sanil Electric Co. Ltd.	1,817,803	0.3
121	SeAH Holdings Corp.	13,240	0.0
19,401	Sebang Co. Ltd.	209,243	0.1
587	Seoul City Gas Co. Ltd.	25,936	0.0
7,707 (1)	Seoul Semiconductor Co. Ltd.	86,863	0.0
8,661	Seoyon Co. Ltd.	55,675	0.0
36,063	Silicon2 Co. Ltd.	1,080,816	0.2
11,431	SJG Sejong	61,850	0.0
1,299	SK Chemicals Co. Ltd.	52,334	0.0
6,975	SL Corp.	298,757	0.1
45,314	Solid, Inc.	525,816	0.1
1,330	Spigen Korea Co. Ltd.	24,081	0.0
1,953 (1)	Suprema, Inc.	73,869	0.0
8,847	THN Corp.	45,165	0.0
23,938	TK Corp.	748,012	0.1
24,076 (1)	Tongyang Life Insurance Co. Ltd.	135,323	0.0
7,577	Toptec Co. Ltd.	23,448	0.0
11,550	Tovis Co. Ltd.	138,551	0.0
33,012	TYM Corp.	179,890	0.0
3,472	Ubiquoss, Inc.	34,962	0.0
5,491	Uju Electronics Co. Ltd.	147,953	0.0
1,382	Unid Co. Ltd.	88,332	0.0
5,262	Uniquest Corp.	26,240	0.0
2,705	Vieworks Co. Ltd.	49,837	0.0
8,358	Vitzro Tech Co. Ltd.	96,482	0.0
5,717 (1)	VT Co. Ltd.	65,923	0.0
7,887	Wemade Co. Ltd.	133,488	0.0
3,416	Wins Co. Ltd.	30,113	0.0
11,600	WiSoL Co. Ltd.	59,112	0.0
28,833	WONIK IPS Co. Ltd.	2,330,061	0.4
39,712	Xexymix Corp.	117,674	0.0
8,357	Xi S&D, Inc.	27,248	0.0
12,745	Youngone Corp.	714,620	0.1
5,956	Zinus, Inc.	51,842	0.0
		45,551,146	7.8
	Spain: 3.3%
26,493	Almirall SA	392,177	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Spain (continued)
480	Arteche Lantegi Elkartea SA	$17,971	0.0
128,134	Atalaya Mining PLC	1,295,347	0.2
261,678	Bankinter SA	4,354,622	0.8
1,153 (2)	Befesa SA	44,197	0.0
44,478	Cia de Distribucion Integral Logista Holdings SA	1,737,681	0.3
5,414	CIE Automotive SA	184,560	0.0
1,331	Construcciones y Auxiliar de Ferrocarriles SA	100,205	0.0
1,196 (1)	Distribuidora Internacional de Alimentacion SA	55,238	0.0
6,008	Elecnor SA	267,032	0.1
43,925 (3)	Indra Sistemas SA	2,526,327	0.4
14,782	Laboratorios Farmaceuticos Rovi SA	1,381,719	0.2
370,569	Mapfre SA	1,814,063	0.3
121,810	Melia Hotels International SA	1,588,754	0.3
103,895	Merlin Properties Socimi SA	1,816,839	0.3
7,389	Naturhouse Health SAU	21,940	0.0
320,051 (1)	Obrascon Huarte Lain SA	165,988	0.0
4,772	Pharma Mar SA	538,121	0.1
9,050 (1)	Tecnicas Reunidas SA	375,002	0.1
247,408 (2)	Unicaja Banco SA	803,172	0.1
		19,480,955	3.3
	Sweden: 2.0%
4,263 (2)	AcadeMedia AB	45,711	0.0
3,231 (2)	Ambea AB	49,028	0.0
24,708 (1)	Asmodee Group AB -Class B	331,572	0.1
3,812	Atea ASA	64,269	0.0
71,612	Avanza Bank Holding AB	2,588,649	0.5
952	Beijer Alma AB	29,851	0.0
5,416	Betsson AB - Class B	55,082	0.0
22,022	BioGaia AB - Class B	284,253	0.1
124,686 (2)	Bravida Holding AB	1,288,353	0.2
12,034	Bufab AB	154,584	0.0
29,992	Byggmax Group AB	155,502	0.0
129,720 (1)	Cantargia AB	53,418	0.0
2 (1)	Careium AB	5	0.0
764	Cellavision AB	10,029	0.0
6,773	Cheffelo AB	71,231	0.0
3,712	Clas Ohlson AB - Class B	160,176	0.0
13,331 (2)	Coor Service Management Holding AB	79,269	0.0
12,659	Elekta AB - Class B	73,521	0.0
3,589 (1)	Enea AB	31,171	0.0
5,189	Fagerhult Group AB	12,509	0.0
2,964	G5 Entertainment AB	17,721	0.0
1,537	Granges AB	28,916	0.0
5,084	Hanza AB	74,998	0.0
4,336 (2)	Hoist Finance AB	66,735	0.0
33,971	Instalco AB	140,847	0.0
7,443	Loomis AB	344,872	0.1
21,806	Mycronic AB	688,083	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Sweden (continued)
49,388	NCC AB - Class B	$1,065,564	0.2
15,467	Note AB	285,795	0.1
54,857 (1)	Ovzon AB	322,877	0.1
12,780	RaySearch Laboratories AB	263,693	0.1
12,932	Rusta AB	141,187	0.0
38,499	Rvrc Holding AB	231,426	0.0
8,136	Scandi Standard AB	132,061	0.0
22,723	Stenhus Fastigheter I Norden AB	27,860	0.0
664,260	Storskogen Group AB -Class B	656,367	0.1
66,679	Storytel AB	697,993	0.1
4,056	Svedbergs Group AB	24,030	0.0
10,275	Synsam AB	63,314	0.0
7,521	Systemair AB	58,044	0.0
18,194	Truecaller AB - Class B	23,746	0.0
92,738	Wihlborgs Fastigheter AB	819,885	0.2
		11,714,197	2.0
	Switzerland: 6.3%
39,056	Accelleron Industries AG	4,184,454	0.7
2,831	Allreal Holding AG	773,120	0.1
674	APG SGA SA	155,701	0.0
351	Autoneum Holding AG	51,264	0.0
5,917	Banque Cantonale Vaudoise	932,369	0.2
2,155 (1)	Basilea Pharmaceutica AG, Reg	149,999	0.0
401	Basler Kantonalbank -Class PC	49,936	0.0
348	Berner Kantonalbank AG	181,271	0.0
2,846	Burkhalter Holding AG	675,683	0.1
258	Cie Financiere Tradition SA - Class BR	97,093	0.0
12,715	DKSH Holding AG	970,650	0.2
3,120	dormakaba Holding AG	207,747	0.0
657 (1)	Dottikon Es Holding AG	288,027	0.1
79,102	Dufry AG, Reg	4,371,459	0.8
54,705	EFG International AG	1,177,021	0.2
12,141 (2)	Galenica AG	1,293,579	0.2
31	Graubuendner Kantonalbank - Class PC	93,856	0.0
2,002 (1)(3)	Gurit Holding AG - Class BR	95,059	0.0
754	Hiag Immobilien Holding AG	131,625	0.0
663	Huber + Suhner AG, Reg	192,554	0.0
7,854	Implenia AG	619,849	0.1
412	Intershop Holding AG	89,429	0.0
336	Kardex Holding AG	120,049	0.0
236,819 (1)	Kongsberg Automotive ASA	48,720	0.0
1,492	Lastminute.com NV	22,532	0.0
1,683	Luzerner Kantonalbank AG	221,930	0.1
5,343 (2)	Medacta Group SA	968,284	0.2
217 (1)(2)	Medartis Holding AG	21,357	0.0
7,631 (2)	Medmix AG	81,257	0.0
737	Mikron Holding AG, Reg	15,386	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Switzerland (continued)
11,451	PSP Swiss Property AG, Reg	$2,288,723	0.4
322 (1)(2)	Sensirion Holding AG	27,880	0.0
1,455	SFS Group AG	221,676	0.0
7,401	Siegfried Holding AG	746,448	0.1
37,875 (1)(3)	Sportradar Group AG -Class A	494,269	0.1
127	St Galler Kantonalbank AG	104,513	0.0
8,825	Sulzer AG, Reg	1,679,825	0.3
5,996	Swatch Group AG - Class BR	1,391,843	0.3
7,449	Swissquote Group Holding SA, Reg	3,769,855	0.7
1,430	Tecan Group AG, Reg	216,360	0.0
25,908	Temenos AG	2,457,205	0.4
7,815	TORM PLC - USD -Class A	254,378	0.1
2,084	Valiant Holding AG	484,360	0.1
4,347 (2)	VAT Group AG	3,265,685	0.6
293	Vaudoise Assurances Holding SA	306,743	0.1
2,120	Ypsomed Holding AG	740,662	0.1
6	Zug Estates Holding AG - Class B	18,276	0.0
		36,749,961	6.3
	Taiwan: 1.0%
17,000	Arcadyan Technology Corp.	86,080	0.0
20,000	Cenra, Inc.	20,010	0.0
22,950	CviLux Corp.	91,400	0.0
108,000	Darwin Precisions Corp.	44,034	0.0
29,000	Elite Semiconductor Microelectronics Technology, Inc.	159,713	0.0
38,000	Ennoconn Corp.	390,327	0.1
71,000	Everlight Electronics Co. Ltd.	160,097	0.0
19,000	Fitipower Integrated Technology, Inc.	92,081	0.0
70,000	FocalTech Systems Co. Ltd.	112,203	0.0
22,000	FY Group Ltd.	25,621	0.0
61,661 (1)	General Interface Solution Holding Ltd.	150,380	0.0
27,000	Genius Electronic Optical Co. Ltd.	438,639	0.1
14,000	Global Lighting Technologies, Inc.	16,654	0.0
26,000	Global Mixed Mode Technology, Inc.	208,108	0.1
5,000	HORNG TERNG AUTOMATION Co. Ltd.	400,111	0.1
18,000	ITE Technology, Inc.	71,154	0.0
73,145	Kinsus Interconnect Technology Corp.	1,242,617	0.2
12,000	Lida Holdings Ltd.	7,575	0.0
11,000	Lumax International Corp. Ltd.	40,254	0.0
40,000	Pixart Imaging, Inc.	267,187	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Taiwan (continued)
77,000	Primax Electronics Ltd.	$178,943	0.0
7,000	Raydium Semiconductor Corp.	52,264	0.0
19,000	Rich Honour International Designs Co. Ltd.	27,584	0.0
125,000 (1)	Sunplus Technology Co. Ltd.	96,375	0.0
16,000	Sunrex Technology Corp.	20,563	0.0
15,000	Taiwan Semiconductor Co. Ltd.	30,417	0.0
79,000	Taiwan Surface Mounting Technology Corp.	423,400	0.1
7,000	Tofu Restaurant Co. Ltd.	40,982	0.0
7,000	Topview Optronics Corp.	15,465	0.0
19,000	Ubright Optronics Corp.	44,788	0.0
36,000	Win Semiconductors Corp.	623,395	0.1
1,000	WinWay Technology Co. Ltd.	336,248	0.1
27,000	WNC Corp. /Taiwan	185,886	0.0
		6,100,555	1.0
	Thailand: 0.5%
206,600	Advanced Information Technology PCL	29,915	0.0
128,900	Amata Corp. PCL	81,795	0.0
488,400	Bangkok Life Assurance PCL	298,157	0.1
249,000	Digital Telecommunications Infrastructure Fund -Class F	77,150	0.0
4,219,500	IRPC PCL	275,571	0.1
104,500	MC Group PCL	35,584	0.0
49,800	Mega Lifesciences PCL	54,616	0.0
184,700	Ratchaphruek Hospital PCL	27,650	0.0
132,800	Regional Container Lines PCL	125,273	0.0
69,600	Somboon Advance Technology PCL	31,387	0.0
3,919,400	Star Petroleum Refining PCL	885,972	0.2
13,700	Thai Stanley Electric PCL	86,998	0.0
70,020 (1)	Valeura Energy, Inc.	691,772	0.1
33,100	Zen Corp. Group PCL	5,483	0.0
		2,707,323	0.5
	United Arab Emirates: 0.2%
240,373	Alef Education Holding PLC	64,198	0.0
25,524	Commercial Bank of Dubai PSC	64,208	0.0
348,006 (1)	RAK Properties PJSC	101,377	0.0
40,675	Ras Al Khaimah Ceramics	26,837	0.0
450,728	Sharjah Islamic Bank	363,223	0.1
58,169 (1)	Yalla Group Ltd., ADR	388,569	0.1
		1,008,412	0.2
	United Kingdom: 7.8%
3,480	4imprint Group PLC	172,558	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
34,572 (1)	Afentra PLC	$36,154	0.0
11,531 (2)	Alfa Financial Software Holdings PLC	23,536	0.0
4,660	Anglo-Eastern Plantations PLC	120,481	0.0
11,374 (1)	Applied Nutrition PLC	33,818	0.0
108,075	Babcock International Group PLC	1,628,177	0.3
172,979	Balfour Beatty PLC	1,922,108	0.3
4,832 (1)	Beauty Tech Group PLC	20,383	0.0
15,589 (1)	Berkeley Group Holdings PLC	678,736	0.1
30,052 (1)	Bicycle Therapeutics PLC, ADR	141,845	0.0
184,891	British Land Co. PLC	978,343	0.2
41,907	Central Asia Metals PLC	83,198	0.0
29,137 (2)	CMC Markets PLC	145,905	0.0
29,711	Computacenter PLC	1,504,275	0.3
325,434 (2)	ConvaTec Group PLC	933,286	0.2
76,177	Costain Group PLC	193,425	0.0
15,999	Cranswick PLC	1,173,436	0.2
1,037,042	Currys PLC	1,759,707	0.3
57,070	dotdigital group PLC	36,344	0.0
117,219	Drax Group PLC	1,409,391	0.3
2,500 (1)	Eagle Eye Solutions Group PLC	13,607	0.0
159,207	easyJet PLC	762,018	0.1
57,290 (1)	Endava PLC, ADR	230,306	0.0
277,962	EnQuest PLC	79,430	0.0
94,280	Entain PLC	695,878	0.1
9,755	FDM Group Holdings PLC	13,857	0.0
721	Fuller Smith & Turner PLC - Class A	6,338	0.0
4,457	Games Workshop Group PLC	1,182,114	0.2
85,471 (1)	Gem Diamonds Ltd.	4,478	0.0
21,958	Genus PLC	700,371	0.1
6,026	Global Ship Lease, Inc. -Class A	243,450	0.1
363,018	Harbour Energy PLC	1,443,676	0.3
992	Hargreaves Services PLC	10,691	0.0
2,224	Helical PLC	5,792	0.0
6,534	Hikma Pharmaceuticals PLC	124,231	0.0
89,289	Howden Joinery Group PLC	942,024	0.2
20,947	Hunting PLC	144,798	0.0
29,157	IMI PLC	1,110,533	0.2
22,848 (1)	Immunocore Holdings PLC, ADR	637,688	0.1
97,306	Inchcape PLC	1,093,963	0.2
120,386	Investec PLC - GBP	1,030,396	0.2
425,333	Investec PLC - ZAR	3,619,703	0.6
41,118	Ithaca Energy PLC	150,435	0.0
7,056	JET2 PLC	104,744	0.0
18,277	Johnson Matthey PLC	516,807	0.1
17,540	Jupiter Fund Management PLC	36,223	0.0
19,639	Kainos Group PLC	222,208	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
15,161	Keller Group PLC	$460,850	0.1
350,251	Kingfisher PLC	1,377,292	0.2
132,060	Lancashire Holdings Ltd.	1,031,480	0.2
437,193	LondonMetric Property PLC	1,125,367	0.2
15,400	Man Group PLC/Jersey	53,212	0.0
30,611	Marex Group PLC	1,633,097	0.3
183,230 (1)	Marston's PLC	128,654	0.0
8,059	McBride PLC	17,129	0.0
31,691	Mears Group PLC	170,338	0.0
505,120	Mitie Group PLC	1,194,599	0.2
11,320	Moneysupermarket.com Group PLC	27,388	0.0
5,425	Morgan Sindall Group PLC	345,776	0.1
8,444	Next Fifteen Communications Group PLC	27,440	0.0
14,527	Ninety One PLC	42,631	0.0
6,442	Norcros PLC	24,632	0.0
153,334	OSB Group PLC	1,102,279	0.2
69,852	Paragon Banking Group PLC	711,456	0.1
33,896	Polar Capital Holdings PLC	314,104	0.1
28,753 (2)	Sabre Insurance Group PLC	59,236	0.0
7,311	Secure Trust Bank PLC	125,151	0.0
241,464	Serco Group PLC	924,601	0.2
38,508 (1)	Severfield PLC	13,240	0.0
63,172	Softcat PLC	1,186,127	0.2
214,184	Speedy Hire PLC	57,782	0.0
83,587	St James's Place PLC	1,380,180	0.2
4,578	Tatton Asset Management PLC	38,498	0.0
225,234	TP ICAP Group PLC	969,111	0.2
237,417 (1)(2)	Trainline PLC	769,540	0.1
439,225	Tritax Big Box REIT PLC	901,552	0.2
23,768 (1)(2)	Trustpilot Group PLC	84,219	0.0
142,772 (1)(2)	Watches of Switzerland Group PLC	999,248	0.2
43,682	Wickes Group PLC	118,643	0.0
67,284	XPS Pensions Group PLC	277,353	0.1
		45,813,070	7.8
	United States: 2.5%
7,998	BRP, Inc.	447,549	0.1
33,144	Buzzi Unicem SpA	1,814,765	0.3
15,484	Carnival PLC, ADR	409,552	0.1
91,141 (1)	Constellium SE	2,850,890	0.5
43,374	DHT Holdings, Inc.	801,552	0.1
20,706 (1)	Fiverr International Ltd.	241,018	0.0
43,474 (1)	IMAX Corp.	1,652,881	0.3
7,526 (1)	Indivior Pharmaceuticals, Inc.	276,806	0.1
72,626 (1)	Kiniksa Pharmaceuticals International PLC	3,905,826	0.7
37,079	Navigator Holdings Ltd.	808,322	0.1
21,239	QIAGEN NV	724,498	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United States (continued)
107,591 (1)	Riskified Ltd. - Class A	$495,995	0.1
3,899	Sims Ltd.	58,926	0.0
		14,488,580	2.5
	Vietnam: 0.0%
2,427 (1)	XP Power Ltd.	57,860	0.0
	Total Common Stock
	(Cost $442,266,719)	569,838,115	97.5

EXCHANGE-TRADED FUNDS: 1.3%
18,309	iShares MSCI EAFE Small-Cap ETF	1,530,449	0.3
84,529	Vanguard FTSE Developed Markets ETF	5,815,595	1.0
		7,346,044	1.3
	Total Exchange-Traded Funds
	(Cost $7,368,025)	7,346,044	1.3

PREFERRED STOCK: 0.2%
	Germany: 0.2%
555	Einhell Germany AG	49,805	0.0
12,522	Fuchs Petrolub SE	590,505	0.1
8,090	Jungheinrich AG	243,743	0.1
198	KSB SE & Co. KGaA	221,632	0.0
182	STO SE & Co. KGaA	21,964	0.0
		1,127,649	0.2
	Total Preferred Stock
	(Cost $1,077,887)	1,127,649	0.2
	Total Long-Term Investments
	(Cost $450,712,631)	578,311,808	99.0

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: 1.2%
	Repurchase Agreements: 0.7%
1,000,000 (5)	Bank of Montreal, Repurchase Agreement dated 04/30/2026, 3.650%, due 05/01/2026 (Repurchase Amount $1,000,100, collateralized by various U.S. Government Agency Obligations, 2.000%-8.000%, Market Value plus accrued interest $1,020,000, due 10/20/37-02/15/67)	1,000,000	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 04/30/2026, 3.650%, due 05/01/2026 (Repurchase Amount $1,000,100, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-6.500%, Market Value plus accrued interest $1,020,000, due 05/12/27-05/01/56)	$1,000,000	0.2
29,118 (5)	Deutsche Bank Securities Inc., Repurchase Agreement dated 04/30/2026, 3.640%, due 05/01/2026 (Repurchase Amount $29,121, collateralized by various U.S. Government Securities, 3.000%-3.250%, Market Value plus accrued interest $29,700, due 05/15/42-02/15/48)	29,118	0.0
1,000,000 (5)	HSBC Securities (USA) Inc., Repurchase Agreement dated 04/30/2026, 3.650%, due 05/01/2026 (Repurchase Amount $1,000,100, collateralized by various U.S. Government Agency Obligations, 1.530%-7.000%, Market Value plus accrued interest $1,020,000, due 08/01/30-04/01/56)	1,000,000	0.2
1,000,000 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 04/30/2026, 3.750%, due 05/01/2026 (Repurchase Amount $1,000,103, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,020,852, due 01/15/28-02/15/56)	1,000,000	0.2
	Total Repurchase Agreements
	(Cost $4,029,118)	4,029,118	0.7

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.5%
3,224,166 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.540%
	(Cost $3,224,166)	$3,224,166	0.5

	Total Short-Term Investments
	(Cost $7,253,284)	$7,253,284	1.2

	Total Investments in Securities
	(Cost $457,965,915)	$585,565,092	100.2
	Liabilities in Excess of Other Assets	(1,027,751)	(0.2)
	Net Assets	$584,537,341	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of April 30, 2026.

Percentage
Sector Diversification	of Net Assets
Industrials	22.7%
Materials	13.0
Financials	12.5
Information Technology	12.1
Consumer Discretionary	10.2
Health Care	6.8
Energy	6.5
Real Estate	5.1
Communication Services	3.9
Consumer Staples	2.7
Utilities	2.2
Exchange-Traded Funds	1.3
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	April 30, 2026
Asset Table
Investments, at fair value
Common Stock
Australia	$6,616,401	$23,617,763	$—	$30,234,164
Austria	1,112,060	578,286	—	1,690,346
Belgium	805,809	4,755,152	—	5,560,961
Bermuda	86,662	—	—	86,662
Brazil	63,308	90,574	—	153,882
Burkina Faso	447,658	—	—	447,658
Canada	62,602,190	—	—	62,602,190
China	1,675,389	2,910,429	—	4,585,818
Côte d'Ivoire	—	1,503,847	—	1,503,847
Denmark	312,500	10,998,522	—	11,311,022
Finland	1,147,360	4,563,078	—	5,710,438
France	1,040,213	32,489,677	—	33,529,890
Germany	313,493	30,456,266	—	30,769,759
Greece	1,139,679	—	—	1,139,679
Guatemala	2,384,449	—	—	2,384,449
Hong Kong	495,314	387,328	—	882,642
India	20,853	178,315	—	199,168
Indonesia	69,561	602,057	—	671,618
Ireland	1,322,604	58,481	—	1,381,085
Israel	3,440,329	1,453,055	—	4,893,384
Italy	2,024,835	16,408,259	—	18,433,094
Ivory Coast	2,372,542	—	—	2,372,542
Japan	7,322,312	117,921,247	—	125,243,559
Liechtenstein	565,272	—	—	565,272
Luxembourg	125,000	171,557	—	296,557
Malaysia	245,717	407,186	—	652,903
Malta	—	56,306	—	56,306
Mexico	70,501	—	—	70,501
Monaco	42,797	—	—	42,797
Netherlands	752,712	16,767,917	—	17,520,629
New Zealand	193,833	207,916	—	401,749
Nigeria	64,251	—	—	64,251
Norway	1,871,623	4,580,209	—	6,451,832
Peru	45,221	—	—	45,221
Philippines	109,211	—	—	109,211
Poland	1,014,543	817,170	—	1,831,713
Portugal	788,367	—	—	788,367
Singapore	452,868	7,749,181	—	8,202,049
South Africa	1,737,669	1,541,172	—	3,278,841
South Korea	1,961,223	43,589,122	801	45,551,146
Spain	39,911	19,441,044	—	19,480,955
Sweden	4,866,275	6,847,922	—	11,714,197
Switzerland	4,801,289	31,948,672	—	36,749,961
Taiwan	137,237	5,963,318	—	6,100,555
Thailand	1,463,985	1,243,338	—	2,707,323
United Arab Emirates	981,575	26,837	—	1,008,412
United Kingdom	22,472,169	23,340,901	—	45,813,070
United States	11,890,391	2,598,189	—	14,488,580
Vietnam	57,860	—	—	57,860
Total Common Stock	153,567,021	416,270,293	801	569,838,115
Exchange-Traded Funds	7,346,044	—	—	7,346,044
Preferred Stock	590,505	537,144	—	1,127,649

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2026 (Unaudited) (continued)

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	April 30, 2026
Short-Term Investments	$3,224,166	$4,029,118	$—	$7,253,284
Total Investments, at fair value	$164,727,736	$420,836,555	$801	$585,565,092
Other Financial Instruments+
Forward Foreign Currency Contracts	—	740	—	740
Total Assets	$164,727,736	$420,837,295	$801	$585,565,832
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(134)	$—	$(134)
Total Liabilities	$—	$(134)	$—	$(134)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At April 30, 2026, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Small Cap Fund:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
SEK	724,188	USD	77,697	Bank of America	05/04/26	$740
SEK	845,240	USD	91,622	Bank of America	05/05/26	(75)
USD	3,781	CHF	2,961	The Bank of New York Mellon	05/05/26	(8)
USD	16,373	GBP	12,070	The Bank of New York Mellon	05/05/26	(51)
						$606

Currency Abbreviations:

CHF — Swiss Franc

GBP — British Pound

SEK — Swedish Krona

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of April 30, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$740
Total Asset Derivatives		$740
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$134
Total Liability Derivatives		$134

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2026 (Unaudited) (continued)

The effect of derivative instruments on the Fund's Statement of Operations for the period ended April 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$17,579
Total	$17,579

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$650
Total	$650

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at April 30, 2026:

		The Bank
	Bank of	of New York
	America	Mellon	Total
Assets:
Forward foreign currency contracts	$740	$—	$740
Total Assets	$740	$—	$740
Liabilities:
Forward foreign currency contracts	$75	$59	$134
Total Liabilities	$75	$59	$134
Net OTC derivative instruments by counterparty, at fair value	$665	$(59)	$606
Total collateral pledged by the Fund/(Received from counterparty)	—$	—	$–
Net Exposure(1)	$665	$(59)	$606

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At April 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $460,939,679.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$145,021,708
Gross Unrealized Depreciation	(19,633,321)

Net Unrealized Appreciation	$125,388,387

See Accompanying Notes to Financial Statements

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS

At a meeting held on November 13, 2025, the Board of Trustees (“Board”) of Voya Mutual Funds (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Global Bond Fund, Voya Global High Dividend Low Volatility Fund, and Voya Multi-Manager International Small Cap Fund, each a series of the Trust (the “Funds”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Funds, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to Voya Global Bond Fund and Voya Global High Dividend Low Volatility Fund, and Acadian Asset Management LLC and Victory Capital Management Inc., the sub-advisers to the Voya Multi-Manager International Small Cap Fund (the “Sub-Advisers”), for an additional one-year period ending November 30, 2026.

In addition to the Board meeting on November 13, 2025, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Advisers (collectively, such persons are referred to herein as “management”) on October 16, 2025 and November 11, 2025. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or a Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Advisers’ investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, each Sub-Adviser’s management team, portfolio data and attribution analysis related to each Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Advisers are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Advisers to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager and the Sub-Advisers, and whether those resources are sufficient to provide high-quality services to the Funds.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and each Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar, Inc. (“Morningstar”) category (Morningstar is an independent provider of mutual fund data) and primary benchmark, a broad-based securities market index. In addition, the Board considered Voya Global Bond Fund’s investment performance compared to an additional performance peer group that is approved by the Board due to the investment structure or strategy of the Fund. With respect to the Voya Multi-Manager International Small Cap Fund, the Board also reviewed the performance of the Fund assets allocated by the Manager to each Sub-Adviser. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Advisers if and when a Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted any breakpoints in the management fee schedules that will result in a lower management fee rate if and when a Fund achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, while some of the Funds do not have management fee breakpoints, they may have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Advisers could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Advisers to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Advisers, as applicable, for these differences. For the non-Voya-affiliated Sub-Advisers, the Board viewed the information related to any material differences in the fee schedules as not being a key factor in its deliberations because of the arm’s-length nature of negotiations between the Manager and non-Voya-affiliated Sub-Advisers with respect to sub-advisory fee schedules, and that the Manager is responsible for paying the fees of the Sub-Advisers.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to each Sub-Adviser for sub-advisory services for each Fund, including the portion of the contractual and net management fee rates that are paid to each Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager proposed any changes thereto. For each Fund, the Board separately determined that the fees payable to the Manager and the fee schedule payable to each Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to each Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Fund both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager. The Board did not request profitability data from the Sub-Advisers which are not affiliated with the Manager because the Board did not view this data as a key factor to its deliberations given the arm’s-length nature of the relationship between the Manager and these non-Voya-affiliated Sub-Advisers with respect to the negotiation of sub-advisory fee schedules. In addition, the Board noted that non-Voya-affiliated sub-advisers may not account for their profits on an account-by-account basis and those that do often employ different methodologies in connection with these calculations.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Funds. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Advisers and their respective affiliates from their association with the Funds. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Funds and the Manager’s and Sub-Advisers’ potential fall-out benefits were not unreasonable.

Fund-by-Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2025. In addition, the Board also considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings certain additional data regarding each Fund’s more recent performance, asset levels and asset flows. Each Fund’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya Global Bond Fund

In considering whether to approve the renewal of the Contracts for Voya Global Bond Fund, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Fund is ranked in the second

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

quintile of its Morningstar category for the ten-year period and the third quintile for the year-to-date, one-year, three-year, and five-year periods; and (2) the Fund outperformed its performance benchmark for all periods presented.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the second quintile; (b) the Fund’s contractual management fee rate is ranked in the first quintile; and (c) the Fund’s net expense ratio is ranked in the third quintile.

Voya Global High Dividend Low Volatility Fund

In considering whether to approve the renewal of the Contracts for Voya Global High Dividend Low Volatility Fund, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Fund is ranked in the first quintile of its Morningstar category for the year-to-date and one-year periods, the second quintile for the three-year and ten-year periods, and the third quintile for the five-year period; and (2) the Fund outperformed its performance benchmark for all periods presented, with the exception of the five-year period, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the first quintile; (b) the Fund’s contractual management fee rate is ranked in the first quintile; and (c) the Fund’s net expense ratio is ranked in the first quintile.

Voya Multi-Manager International Small Cap Fund

In considering whether to approve the renewal of the Contracts for Voya Multi-Manager International Small Cap Fund, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Fund is ranked in the first quintile of its Morningstar category for the one-year, three-year, five-year, and ten-year periods and the second quintile for the year-to-date period; and (2) the Fund outperformed its performance benchmark for all periods presented.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the third quintile; (b) the Fund’s contractual management fee rate is ranked in the third quintile; and (c) the Fund’s net expense ratio is ranked in the fourth quintile.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Fund and that approval of the continuation of the Contracts is in the best interests of each Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Fund for the year ending November 30, 2026.

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

103 Bellevue Parkway

Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

167703 (0426)

Semi-Annual Financial Statements and Other Information

April 30, 2026

Classes A, C, I, R, and W

◼	Voya Multi-Manager Emerging Markets Equity Fund

◼	Voya Multi-Manager International Equity Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2026 (Unaudited)

	Voya Multi-	Voya Multi-
	Manager	Manager
	Emerging Markets	International
	Equity Fund	Equity Fund
ASSETS:
Investments in securities at fair value+*	$240,245,961	$628,239,054
Short-term investments at fair value†	1,984,741	12,743,341
Cash	626,422	7,205,547
Cash collateral for futures contracts	42,256	107,289
Foreign currencies at value‡	971,394	1,239,156
Receivables:
Investment securities sold	2,345,129	23,978,813
Fund shares sold	867,599	346,401
Dividends	414,979	2,252,914
Interest	106	21,708
Foreign tax reclaims	35,119	1,233,168
Variation margin on futures contracts	15,362	62,633
Unrealized appreciation on forward foreign currency contracts	507	30,291
Prepaid expenses	35,294	19,461
Reimbursement due from Investment Adviser	14,525	31,587
Other assets	10,175	16,239
Total assets	247,609,569	677,527,602
LIABILITIES:
Payable for investment securities purchased	1,294,664	24,860,040
Payable for fund shares redeemed	1,022,393	306,156
Payable upon receipt of securities loaned	1,659,170	9,324,537
Unrealized depreciation on forward foreign currency contracts	633	24,101
Payable for investment management fees	189,446	437,523
Payable for distribution and shareholder service fees	4,825	–
Payable to trustees under the deferred compensation plan (Note 6)	10,175	16,239
Payable for trustee fees	583	1,478
Payable for foreign capital gains tax	716,563	91,459
Payable for borrowings against line of credit (Note 9)	846,000	–
Other accrued expenses and liabilities	207,639	148,999
Other payables	1,463	1,617
Total liabilities	5,953,554	35,212,149
NET ASSETS	$241,656,015	$642,315,453
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$214,397,229	$529,129,551
Total distributable earnings	27,258,786	113,185,902
NET ASSETS	$241,656,015	$642,315,453
+ Including securities loaned at value	$1,576,707	$8,929,527
* Cost of investments in securities	$186,800,468	$544,701,134
† Cost of short-term investments	$1,984,741	$12,743,341
‡ Cost of foreign currencies	$970,253	$1,235,460

See Accompanying Notes to Financial Statements

1

STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2026 (Unaudited) (continued)

	Voya Multi-	Voya Multi-
	Manager	Manager
	Emerging Markets	International
	Equity Fund	Equity Fund
Class A
Net assets	$23,242,786	n/a
Shares authorized	unlimited	n/a
Par value	—	n/a
Shares outstanding	1,521,374	n/a
Net asset value and redemption price per share†	$15.28	n/a
Maximum offering price per share (5.75%)(1)	$16.21	n/a
Class C
Net assets	$192,782	n/a
Shares authorized	unlimited	n/a
Par value	—	n/a
Shares outstanding	12,658	n/a
Net asset value and redemption price per share†	$15.23	n/a
Class I
Net assets	$192,600,360	$642,315,453
Shares authorized	unlimited	unlimited
Par value	—	—
Shares outstanding	12,538,233	51,912,167
Net asset value and redemption price per share	$15.36	$12.37
Class R
Net assets	$209,970	n/a
Shares authorized	unlimited	n/a
Par value	—	n/a
Shares outstanding	13,710	n/a
Net asset value and redemption price per share	$15.32	n/a
Class W
Net assets	$25,410,117	n/a
Shares authorized	unlimited	n/a
Par value	—	n/a
Shares outstanding	1,659,650	n/a
Net asset value and redemption price per share	$15.31	n/a

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

2

STATEMENTS OF OPERATIONS for the six months ended April 30, 2026 (Unaudited)

	Voya Multi-	Voya Multi-
	Manager	Manager
	Emerging Markets	International
	Equity Fund	Equity Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,712,011	$7,591,832
Interest	—	77,590
Securities lending income, net	17,075	61,301
Other	716	1,803
Total investment income	2,729,802	7,732,526
EXPENSES:
Investment management fees	1,130,673	2,494,789
Distribution and shareholder service fees:
Class A	25,612	—
Class C	872	—
Class R	366	—
Transfer agent fees:
Class A	21,507	—
Class C	183	—
Class I	10,995	24,532
Class R	153	—
Class W	26,214	—
Shareholder reporting expense	8,298	4,261
Registration fees	34,462	10,252
Professional fees	41,441	59,315
Custody and accounting expense	84,499	78,212
Trustee fees	2,917	7,392
Licensing fee (Note 7)	7,664	—
Miscellaneous expense	19,552	33,527
Interest expense	9,482	3,643
Total expenses	1,424,890	2,715,923
Waived and reimbursed fees	(71,841)	(121,529)
Brokerage commission recapture	—	(133)
Net expenses	1,353,049	2,594,261
Net investment income	1,376,753	5,138,265
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	41,138,834	31,423,028
Forward foreign currency contracts	(18,815)	(14,531)
Foreign currency related transactions	(122,102)	(7,677)
Futures	68,780	211,318
Net realized gain	41,066,697	31,612,138
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	9,553,490	24,158,009
Forward foreign currency contracts	(126)	6,212
Foreign currency related transactions	6,992	52,882
Futures	46,826	51,247
Net change in unrealized appreciation (depreciation)	9,607,182	24,268,350
Net realized and unrealized gain	50,673,879	55,880,488
Increase in net assets resulting from operations	$52,050,632	$61,018,753
* Foreign taxes withheld	$305,581	$824,346
^ Foreign capital gains taxes withheld	$219,019	$26,476
# Decrease in foreign capital gains taxes accrued	$124,469	$100,155

See Accompanying Notes to Financial Statements

3

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Multi- Manager		Voya Multi- Manager
	Emerging Markets Equity Fund		International Equity Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	April 30, 2026	October 31,	April 30, 2026	October 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$1,376,753	$2,925,337	$5,138,265	$10,453,908
Net realized gain	41,066,697	16,525,917	31,612,138	53,163,267
Net change in unrealized appreciation (depreciation)	9,607,182	42,427,396	24,268,350	35,979,822
Increase in net assets resulting from operations	52,050,632	61,878,650	61,018,753	99,596,997
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(1,026,980)	(598,304)	—	—
Class C	(7,970)	(6,107)	—	—
Class I	(11,076,537)	(7,280,779)	(63,581,973)	(9,102,859)
Class R	(5,155)	(2,689)	—	—
Class W	(1,430,809)	(1,036,537)	—	—
Total distributions	(13,547,451)	(8,924,416)	(63,581,973)	(9,102,859)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	37,573,972	48,949,054	112,668,118	170,275,843
Reinvestment of distributions	13,507,108	8,900,093	63,581,973	9,102,859
	51,081,080	57,849,147	176,250,091	179,378,702
Cost of shares redeemed	(77,723,128)	(83,502,350)	(99,715,450)	(196,474,033)
Net increase (decrease) in net assets resulting from capital share transactions	(26,642,048)	(25,653,203)	76,534,641	(17,095,331)
Net increase in net assets	11,861,133	27,301,031	73,971,421	73,398,807
NET ASSETS:
Beginning of year or period	229,794,882	202,493,851	568,344,032	494,945,225
End of year or period	$241,656,015	$229,794,882	$642,315,453	$568,344,032

See Accompanying Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)	Expenses net of fee waivers and/or recoupments if any (2)(3)	Expenses net of all reductions/ additions (2)(3)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Multi-Manager Emerging Markets Equity Fund
Class A
04-30-26+	13.05	0.06•	2.90	2.96	0.73	—	—	0.73	—	15.28	24.05	1.62	1.48	1.48	0.90	23,243	39
10-31-25	10.11	0.11•	3.23	3.34	0.40	—	—	0.40	—	13.05	34.37	1.65	1.47	1.47	1.07	18,152	51
10-31-24	8.59	0.11•	1.57	1.68	0.16	—	—	0.16	—	10.11	19.76	1.75	1.50	1.50	1.14	15,491	37
10-31-23	8.00	0.14•	0.81	0.95	0.36	—	—	0.36	—	8.59	11.94	1.76	1.51	1.51	1.52	14,328	85
10-31-22	14.39	0.16•	(4.31)	(4.15)	0.24	2.00	—	2.24	—	8.00	(33.68)	1.69	1.50	1.50	1.60	14,138	53
10-31-21	13.00	0.05•	1.87	1.92	0.09	0.44	—	0.53	—	14.39	14.76	1.64	1.50	1.50	0.36	24,177	59
Class C
04-30-26+	12.97	0.01•	2.88	2.89	0.63	—	—	0.63	—	15.23	23.45	2.37	2.23	2.23	0.13	193	39
10-31-25	10.07	0.04•	3.21	3.25	0.35	—	—	0.35	—	12.97	33.41	2.40	2.22	2.22	0.35	168	51
10-31-24	8.54	0.03•	1.57	1.60	0.07	—	—	0.07	—	10.07	18.85	2.50	2.25	2.25	0.31	178	37
10-31-23	8.00	0.07•	0.83	0.90	0.36	—	—	0.36	—	8.54	11.23	2.51	2.26	2.26	0.80	108	85
10-31-22	14.26	0.09•	(4.33)	(4.24)	0.02	2.00	—	2.02	—	8.00	(34.24)	2.44	2.25	2.25	0.85	158	53
10-31-21	12.90	(0.05)•	1.85	1.80	—	0.44	—	0.44	—	14.26	13.94	2.39	2.25	2.25	(0.37)	487	59
Class I
04-30-26+	13.14	0.08•	2.91	2.99	0.77	—	—	0.77	—	15.36	24.19	1.17	1.13	1.13	1.23	192,600	39
10-31-25	10.19	0.15•	3.23	3.38	0.43	—	—	0.43	—	13.14	34.71	1.20	1.12	1.12	1.44	185,544	51
10-31-24	8.65	0.15•	1.58	1.73	0.19	—	—	0.19	—	10.19	20.30	1.25	1.15	1.15	1.49	161,705	37
10-31-23	8.03	0.17•	0.81	0.98	0.36	—	—	0.36	—	8.65	12.31	1.21	1.16	1.16	1.92	192,678	85
10-31-22	14.45	0.20•	(4.32)	(4.12)	0.30	2.00	—	2.30	—	8.03	(33.46)	1.20	1.15	1.15	1.94	148,389	53
10-31-21	13.04	0.12•	1.86	1.98	0.13	0.44	—	0.57	—	14.45	15.23	1.18	1.15	1.15	0.80	245,082	59
Class R
04-30-26+	13.08	0.05•	2.89	2.94	0.70	—	—	0.70	—	15.32	23.80	1.87	1.73	1.73	0.70	210	39
10-31-25	10.13	0.09•	3.24	3.33	0.38	—	—	0.38	—	13.08	34.12	1.90	1.72	1.72	0.81	95	51
10-31-24	8.61	0.09•	1.57	1.66	0.14	—	—	0.14	—	10.13	19.46	2.00	1.75	1.75	0.90	72	37
10-31-23	8.03	0.12•	0.82	0.94	0.36	—	—	0.36	—	8.61	11.74	2.01	1.76	1.76	1.29	55	85
10-31-22	14.44	0.13•	(4.33)	(4.20)	0.21	2.00	—	2.21	—	8.03	(33.89)	1.94	1.75	1.75	1.30	42	53
10-31-21	12.99	0.02•	1.87	1.89	—	0.44	—	0.44	—	14.44	14.55	1.89	1.75	1.75	0.15	51	59
Class W
04-30-26+	13.10	0.08•	2.89	2.97	0.76	—	—	0.76	—	15.31	24.05	1.37	1.23	1.23	1.12	25,410	39
10-31-25	10.15	0.14•	3.23	3.37	0.42	—	—	0.42	—	13.10	34.70	1.40	1.22	1.22	1.35	25,835	51
10-31-24	8.61	0.13•	1.59	1.72	0.18	—	—	0.18	—	10.15	20.19	1.50	1.25	1.25	1.35	25,049	37
10-31-23	8.00	0.14•	0.83	0.97	0.36	—	—	0.36	—	8.61	12.22	1.51	1.26	1.26	1.57	13,804	85
10-31-22	14.41	0.19•	(4.32)	(4.13)	0.28	2.00	—	2.28	—	8.00	(33.56)	1.44	1.25	1.25	1.84	37,408	53
10-31-21	13.00	0.10•	1.87	1.97	0.12	0.44	—	0.56	—	14.41	15.15	1.39	1.25	1.25	0.64	65,102	59
Voya Multi-Manager International Equity Fund
Class I
04-30-26+	12.59	0.10•	1.13	1.23	0.30	1.15	—	1.45	—	12.37	10.76	0.93	0.88	0.88	1.75	642,315	40
10-31-25	10.66	0.22•	1.90	2.12	0.19	—	—	0.19	—	12.59	20.19	0.93	0.88	0.88	1.93	568,344	96
10-31-24	8.87	0.18•	1.79	1.97	0.18	—	—	0.18	—	10.66	22.42	0.93	0.89	0.89	1.76	494,945	85
10-31-23	8.04	0.14•	0.80	0.94	0.11	—	—	0.11	—	8.87	11.65	0.94	0.90	0.90	1.45	263,681	49
10-31-22	14.24	0.12•	(3.69)	(3.57)	0.20	2.43	—	2.63	—	8.04	(30.30)	0.94	0.93	0.93	1.16	301,161	63
10-31-21	11.35	0.12•	3.31	3.43	0.12	0.42	—	0.54	—	14.24	30.69	0.96	0.96	0.96	0.87	554,017	49

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS (continued)

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

6

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Mutual Funds (the “Trust”) is a Delaware statutory trust organized on December 17, 1992 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. There are six separate active investment series, two of which are included in this report (each, a “Fund” and collectively, the “Funds”): Voya Multi-Manager Emerging Markets Equity Fund (“Multi-Manager Emerging Markets Equity”) and Voya Multi-Manager International Equity Fund (“Multi-Manager International Equity”). Each Fund is a diversified series of the Trust.

Each Fund offers at least one or more of the following classes of shares: Class A, Class C, Class I, Class R, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees, and transfer agent fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/ losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares 8 years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as one of the multiple sub-advisers to the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s

7

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including each sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolios of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars.

Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

8

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid, and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment strategies permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors. In pursuit of their investment objectives, the Funds may seek to increase or decrease their exposure to the following market or credit risk factors.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market or credit risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase

9

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At April 30, 2026, the maximum amount of loss that Multi-Manager Emerging Markets and Multi-Manager International Equity would incur if their relevant counterparties failed to perform would be $507 and $30,291, respectively, which represents the gross payments to be received on open forward foreign currency contracts were they to be unwound as of April 30, 2026. There was no cash collateral received by Multi-Manager Emerging Markets and Multi-Manager International Equity as of April 30, 2026.

The Funds have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in a Fund’s net assets and/or a percentage decrease in a Fund’s NAV, which could cause a Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds’ Master Agreements.

Multi-Manager Emerging Markets Equity and Multi Manager International Equity had a liability position of $633 and $24,101 respectively on forward foreign currency contracts with credit related contingent features. If a contingent feature would have been triggered as of April 30, 2026, Multi-Manager Emerging Markets Equity and Multi Manager International equity could have been required to pay this amount in cash to its counterparties. At April 30, 2026, Multi-Manager Emerging Markets Equity and Multi Manager International Equity did not pledge any cash collateral.

E. Forward Foreign Currency Transactions and Futures Contracts. Each Fund may enter into forward foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar, generally in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in

10

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the foreign currency exchange market or may use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Multi-Manager Emerging Markets Equity and Multi-Manager International Equity used forward foreign currency contracts primarily to protect their non-U.S. dollar denominated holdings from adverse currency movements. During the period ended April 30, 2026, the Funds had an average contract amount on forward foreign currency contracts to buy and sell as disclosed below:

	Buy	Sell
Multi-Manager Emerging Markets Equity	$1,446	$670,853
Multi-Manager International Equity	3,190,278	6,062,059

Please refer to the tables within the Portfolio of Investments for Multi-Manager Emerging Markets Equity and Multi-Manager International Equity for open forward foreign currency contracts at April 30, 2026.

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. Each Fund intends to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Fund’s Statement of Operations. Realized gains (losses) are reported in each Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended April 30, 2026, Multi-Manager Emerging Markets Equity and Multi-Manager International Equity had purchased futures contracts on equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended April 30, 2026, Multi-Manager Emerging Markets Equity and Multi-Manager International Equity had an average notional value on futures contracts purchased as disclosed below.

Purchased
Multi-Manager Emerging Markets Equity	$805,467
Multi-Manager International Equity	2,039,188

Please refer to the tables within the Portfolios of Investments for Multi-Manager Emerging Markets Equity and Multi-Manager International Equity for open futures contracts at April 30, 2026.

F. Distributions to Shareholders. The Funds record distributions to their shareholders on ex-dividend date. Each Fund declares and pays dividends and capital gain distributions, if any, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise

11

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I. Securities Lending. Each Fund has the option to temporarily loan securities representing up to 331∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.

J. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section

4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

K. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended April 30, 2026, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Multi-Manager Emerging Markets Equity	$91,604,970	$130,792,055
Multi-Manager International Equity	243,986,496	232,065,292

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments, the Investment Adviser to Multi- Manager Emerging Markets Equity and Multi-Manager International Equity, may, from time to time, directly manage a portion of each Fund’s investment portfolio. The Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates.

12

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

As a Percentage of Average
Fund	Daily Net Assets

Multi-Manager Emerging Markets Equity	Direct Investments 1.10%;
Passively Managed Assets 0.70%

Multi-Manager International Equity	0.85%

Prior to March 1, 2026, the Investment Adviser was contractually obligated to waive 0.020% of the management fee for Multi-Manager Emerging Markets Equity. This waiver was not eligible for recoupment.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for the various Funds and are paid by the Investment Adviser based on the average daily net assets of the respective Funds. Subject to such policies as the Board or the Investment Adviser may determine, each sub-adviser manages each respective Fund’s assets in accordance with that Fund’s investment objectives, policies, and limitations. The sub-adviser of each Fund is as follows (*denotes an affiliated sub-adviser):

Fund	Sub-Adviser

Multi-Manager Emerging Markets Equity	Nomura Investments Fund Advisers, Sustainable Growth Advisers, LP and Voya IM*

Multi-Manager International Equity	Acadian Asset Management, LLC, Lazard Asset Management, LLC, Wellington Management Company LLP and Voya IM*

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A, Class C and Class R shares of each respective Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares of a Fund pays the Distributor a Distribution and/ or Service Fee based on average daily net assets at the following annual rates:

	Class A	Class C	Class R
Multi-Manager Emerging Markets Equity	0.25%	1.00%	0.50%

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended April 30, 2026, the Distributor retained the following amounts in sales charges from the following Funds:

Class A
Initial Sales Charges:
Multi-Manager Emerging Markets Equity	$3,292

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At April 30, 2026, the following direct or indirect, affiliated investment companies owned more than 5% of the following Funds:

Affiliated Investment Company	Fund	Percentage

Voya Solution 2035 Portfolio	Multi-Manager Emerging Markets Equity	6.57%
	Multi-Manager International Equity	13.92
Voya Solution 2045 Portfolio	Multi-Manager Emerging Markets Equity	10.88
	Multi-Manager International Equity	15.23
Voya Solution 2055 Portfolio	Multi-Manager International Equity	6.54
Voya Solution Income Portfolio	Multi-Manager International Equity	5.37

The Investment Adviser may request that the Funds’ sub-advisers use their best efforts (subject to obtaining best execution of each transaction) to allocate a Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amounts credited to the Funds are reflected as brokerage commission recapture on the Statements of Operations.

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are

13

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended April 30, 2026, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:

Fund	Amount
Multi-Manager Emerging Markets Equity	$117

NOTE 7 — LICENSING FEE

Multi-Manager Emerging Markets Equity pays an annual licensing fee to FTSE International Limited in order to obtain data and permissions necessary to achieve its principal investment strategy.

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Fund’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below:

	Class	Class	Class	Class	Class
Fund	A	C	I	R	W
Multi-Manager Emerging Markets Equity	1.46%	2.21%	1.11%	1.71%	1.21%
Multi-Manager International Equity	N/A	N/A	0.88%	N/A	N/A

The Expense Limitation Agreement is contractual through March 1, 2027. Modification of the Expense Limitation

Agreement requires written agreement signed by each of the parties and approval by the Funds’ Board.

Prior to March 1, 2026, pursuant to a side letter agreement, the expense limits for Multi-Manager Emerging Markets Equity are listed in the table below:

	Class	Class	Class	Class	Class
Fund	A	C	I	R	W
Multi-Manager Emerging Markets Equity	1.48%	2.23%	1.13%	1.73%	1.23%

NOTE 9 — LINE OF CREDIT

The Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Funds utilized the line of credit during the period ended April 30, 2026:

Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized		Approximate Weighted Average Interest Rate For Days Utilized
Multi-Manager Emerging Markets Equity	17	$4,308,824	*	4.66%
Multi-Manager International Equity	13	2,080,308		4.85

*	As of April 30, 2026, Multi-Manager Emerging Markets Equity had an outstanding balance of $846,000.

14

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Multi-Manager Emerging Markets Equity
Class A
4/30/2026	710,190	—	80,245	(659,768)	—	130,667	10,057,829	—	987,019	(9,301,557)	—	1,743,291
10/31/2025	54,376	—	59,201	(254,525)	—	(140,948)	579,584	—	574,252	(2,698,374)	—	(1,544,538)
Class C
4/30/2026	115	—	647	(1,077)	—	(315)	1,564	—	7,970	(14,704)	—	(5,170)
10/31/2025	1,193	—	629	(6,509)	—	(4,687)	13,143	—	6,107	(67,225)	—	(47,975)
Class I
4/30/2026	1,901,415	—	896,141	(4,375,485)	—	(1,577,929)	26,409,304	—	11,076,306	(61,453,481)	—	(23,967,871)
10/31/2025	4,294,996	—	747,494	(6,802,785)	—	(1,760,295)	45,887,015	—	7,280,592	(71,394,276)	—	(18,226,669)
Class R
4/30/2026	6,004	—	417	(5)	—	6,416	86,840	—	5,155	(66)	—	91,929
10/31/2025	669	—	276	(725)	—	220	7,033	—	2,689	(9,115)	—	607
Class W
4/30/2026	74,194	—	116,031	(503,306)	—	(313,081)	1,018,435	—	1,430,658	(6,953,320)	—	(4,504,227)
10/31/2025	248,668	—	106,741	(850,622)	—	(495,213)	2,462,279	—	1,036,453	(9,333,360)	—	(5,834,628)
Multi-Manager International Equity
Class I
4/30/2026	9,343,723	—	5,587,168	(8,163,686)	—	6,767,205	112,668,118	—	63,581,973	(99,715,450)	—	76,534,641
10/31/2025	15,127,223	—	864,469	(17,266,437)	—	(1,274,745)	170,275,843	—	9,102,859	(196,474,033)	—	(17,095,331)

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of April 30, 2026:

Multi-Manager Emerging Markets Equity

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
BNP Paribas Prime
Brokerage Int’l Ltd.	$13,785	$(13,785)	$—
BofA Securities Inc	297,326	(297,326)	—

15

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
J.P. Morgan Securities LLC	$220,217	$(220,217)	$—
Merrill Lynch International	184,600	(184,600)	—
Morgan Stanley & Co. LLC	497,870	(497,870)	—
UBS AG	362,909	(362,909)	—
Total	$1,576,707	$(1,576,707)	$—

(1)	Cash collateral with a fair value of $1,659,170 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Multi-Manager International Equity

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
BNP Paribas Securities Corp.	$1,253,744	$(1,253,744)	$—
Goldman, Sachs & Co. LLC	1,823,688	(1,823,688)	—
HSBC Bank PLC	1,840,342	(1,840,342)	—
J.P. Morgan Securities LLC	323,574	(323,574)	—
Merrill Lynch International	23,493	(23,493)	—
Morgan Stanley & Co. LLC	866,608	(866,608)	—
State Street Bank and Trust Company	2,251,680	(2,251,680)	—
UBS AG	546,398	(546,398)	—
Total	$8,929,527	$(8,929,527)	$—

(1)	Cash collateral with a fair value of $9,324,537 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), and wash sale deferrals.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended	Year Ended
	October 31,	October 31,
	2025	2024
	Ordinary	Ordinary
	Income	Income
Multi-Manager Emerging Markets Equity	$8,924,416	$4,810,322
Multi-Manager International Equity	9,102,859	5,245,490

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for U.S. federal income tax purposes as of October 31, 2025, were:

	Undistributed	Undistributed	Unrealized				Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards			Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Other	Earnings/(Loss)

Multi-Manager Emerging Markets Equity	$13,088,655	$—	$27,438,061	$(13,291,265)	Short-term	$(873,281)	$(11,244,395)
				(37,606,565)	Long-term
$(50,897,830)

16

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

	Undistributed	Undistributed	Unrealized				Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards			Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Other	Earnings/(Loss)

Multi-Manager International Equity	$30,017,191	$33,148,180	$53,281,276	$—	—	$(697,525)	$115,749,122

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of April 30, 2026, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Pandemics and other disruptions may also create challenges for real estate markets, including lower occupancy rates, decreased lease payments, defaults, and foreclosures, among other consequences. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Military action by Russia in Ukraine, the prolonged conflict between Hamas and Israel, the Iranian conflict that commenced in February 2026, and political upheaval in Venezuela have resulted, and may continue to result, in sanctions, market disruptions, declines in regional and global stock markets, unusual volatility in global commodity markets, and disruptions to energy production or transportation, including through key shipping routes, any of which could adversely affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to issuers in the affected regions. The escalation or expansion of hostilities, including the involvement of additional nations, could introduce further uncertainty and volatility in global energy, commodity, and financial markets. The extent and duration of these conflicts, related sanctions, and resulting market disruptions are impossible to predict but could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund’s investments. Any of these occurrences could disrupt the operations of Fund and of a Fund’s service providers. Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to a Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of a Fund. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

NOTE 14 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic

17

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited) (continued)

NOTE 14 — SEGMENT REPORTING (continued)

280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Funds have one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Funds holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Funds is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Fund’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENT

The Funds have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 16 — SUBSEQUENT EVENTS

Line of Credit Renewal: Effective June 8, 2026, the funds to which the Credit Agreement is available have entered into a renewed Credit Agreement with BNY for an aggregate amount of $300,000,000 and continue to pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

18

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 97.7%
	Argentina: 0.1%
7,680	Cresud SACIF y A, ADR	$86,400	0.0
13,278	IRSA Inversiones y Representaciones SA, ADR	185,494	0.1
		271,894	0.1
	Australia: 0.1%
3,189	Anglogold Ashanti PLC	296,351	0.1

	Brazil: 8.5%
58,263	Ambev SA	171,666	0.1
165,244 (1)	Ambev SA, ADR	482,512	0.2
13,452	Axia Energia	168,917	0.1
113,740	B3 SA - Brasil Bolsa Balcao	415,057	0.2
100,749	Banco Bradesco SA, ADR	390,906	0.2
14,734	Banco Santander Brasil SA, ADR	86,341	0.0
25,252	BB Seguridade Participacoes SA	173,181	0.1
79,609	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	534,070	0.2
16,890	Cia de Saneamento de Minas Gerais Copasa MG	184,802	0.1
31,134	Cia de Saneamento do Parana	258,350	0.1
54,435	Cia Paranaense de Energia - Copel	174,678	0.1
27,556	Energisa S/A	295,266	0.1
23,341	Equatorial Energia SA	200,612	0.1
49,538	Itau Unibanco Holding SA, ADR	430,981	0.2
18,670	Localiza Rent a Car SA	174,341	0.1
54,175	Lojas Renner SA	148,353	0.0
23,701 (1)	MBRF Global Foods Co. SA, ADR	81,768	0.0
1,820 (2)	MercadoLibre, Inc.	3,262,587	1.3
22,054	Multiplan Empreendimentos Imobiliarios SA	140,961	0.0
109,449 (2)	NU Holdings Ltd./Cayman Islands - Class A	1,584,822	0.6
15,328	Petroleo Brasileiro SA	169,321	0.1
39,798	Petroleo Brasileiro SA -Foreign, ADR	876,750	0.4
30,414 (2)	PRIO SA/Brazil	408,136	0.2
30,916	Raia Drogasil SA	136,480	0.0
20,489 (3)	Rede D'Or Sao Luiz SA	158,639	0.1
11,575	Rumo SA	37,003	0.0
45,755 (2)	Sitios Latinoamerica SAB de CV	14,092	0.0
20,253	Suzano SA	179,879	0.1
31,300	Telefonica Brasil SA	248,982	0.1
10,542	Telefonica Brasil SA, ADR	167,302	0.1
97,599	TIM SA/Brazil	508,316	0.2
443,498	Totvs SA	2,866,016	1.2
22,847	Transmissora Alianca de Energia Eletrica SA	196,274	0.1
8,310	Vale SA, ADR	135,952	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Brazil (continued)
38,702	Vale SA - Foreign	$635,576	0.3
180,090	Vibra Energia SA	1,213,984	0.5
163,872	XP, Inc. - Class A	3,139,787	1.3
		20,452,660	8.5
	Chile: 0.5%
17,855	Empresas Copec SA	125,071	0.0
1,773,050	Enel Chile SA	159,214	0.1
24,898	Falabella SA	150,803	0.1
87,184	Plaza SA	433,095	0.2
2,975 (2)	Sociedad Quimica y Minera de Chile SA, ADR	274,206	0.1
		1,142,389	0.5
	China: 12.2%
118,300	Alibaba Group Holding Ltd.	1,949,704	0.8
29,639	Alibaba Group Holding Ltd., ADR	3,908,791	1.6
158,000	Aluminum Corp. of China Ltd. - Class H	231,400	0.1
3,030 (1)(2)	Baidu, Inc., ADR	383,386	0.2
41,000	Beijing Enterprises Holdings Ltd.	162,273	0.1
802,000 (3)	CGN Power Co. Ltd. -Class H	357,339	0.1
256,000	China Everbright Environment Group Ltd.	184,076	0.1
46,000	China Hongqiao Group Ltd.	194,720	0.1
120,000	China Life Insurance Co. Ltd. - Class H	442,687	0.2
126,000	China Oilfield Services Ltd. - Class H	152,136	0.1
25,000	China Shenhua Energy Co. Ltd. - Class H	155,297	0.1
101,000 (3)	China Tower Corp. Ltd. -Class H	143,129	0.1
146,000 (1)	COSCO Shipping Holdings Co. Ltd. - Class H	268,420	0.1
222,000	CSPC Pharmaceutical Group Ltd.	241,886	0.1
8,755 (2)	DiDi Global, Inc., ADR	31,868	0.0
25,900	ENN Energy Holdings Ltd.	203,038	0.1
79,000	Geely Automobile Holdings Ltd.	230,974	0.1
426,657	H World Group Ltd.	2,202,885	0.9
68,800	Haier Smart Home Co. Ltd. - Class H	194,323	0.1
13,216 (2)	iQIYI, Inc., ADR	15,595	0.0
14,361	JD.com, Inc. - Class A	217,571	0.1
22,000	Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class H	183,442	0.1
27,000	Kingboard Holdings Ltd.	153,056	0.1
328,000	Kunlun Energy Co. Ltd.	315,649	0.1
49,500	Li Ning Co. Ltd.	128,872	0.0
27,900	Midea Group Co. Ltd. -Class H	322,403	0.1

See Accompanying Notes to Financial Statements

19

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	China (continued)
6,800	NetEase, Inc.	$159,182	0.1
4,592 (2)	PDD Holdings, Inc., ADR	458,649	0.2
530,000	People's Insurance Co. Group of China Ltd. -Class H	362,635	0.1
1,394,000	PetroChina Co. Ltd. -Class H	2,150,265	0.9
86,000	PICC Property & Casualty Co. Ltd. - Class H	155,347	0.1
24,000 (3)	Shandong Gold Mining Co. Ltd. - Class H	87,914	0.0
208,000	Sino Biopharmaceutical Ltd.	144,781	0.1
190,000	Sinotrans Ltd. - Class H	123,971	0.0
27,000	Sinotruk Hong Kong Ltd.	132,578	0.0
3,858 (2)	Sohu.com Ltd., ADR	59,413	0.0
109,113	Tencent Holdings Ltd.	6,626,680	2.7
11,670	Tencent Music Entertainment Group, ADR	107,014	0.0
2,650 (2)	Trip.com Group Ltd.	143,097	0.1
4,638 (2)	Trip.com Group Ltd., ADR	251,426	0.1
184,600 (1)	Uni-President China Holdings Ltd.	169,929	0.1
8,400	Weibo Corp. - Class A	69,545	0.0
64,000	Weichai Power Co. Ltd. -Class H	318,137	0.1
133,900	Yangzijiang Shipbuilding Holdings Ltd.	456,661	0.2
76,000	Yankuang Energy Group Co. Ltd. - Class H	159,460	0.1
86,655	Yum China Holdings, Inc.	4,240,312	1.7
7,400 (1)	ZTO Express Cayman, Inc.	187,508	0.1
		29,539,424	12.2
	Colombia: 0.1%
33,566	Interconexion Electrica SA ESP	259,599	0.1

	Cyprus: 0.0%
12,557	Bank of Cyprus Holdings PLC	136,079	0.0

	Czechia: 0.1%
2,513	CEZ AS	144,778	0.1

	Egypt: 0.3%
284,678	Commercial International Bank Egypt SAE	716,870	0.3

	Greece: 0.8%
32,423	Eurobank SA	141,075	0.0
11,962	GEK Terna Holding Real Estate Construction SA	574,856	0.2
9,586	Hellenic Telecommunications Organization SA	204,424	0.1
5,991	Jumbo SA	163,409	0.1
9,025	Motor Oil Hellas Corinth Refineries SA	402,504	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Greece (continued)
9,575	National Bank of Greece SA	$151,747	0.1
8,635	OPAP SA	123,317	0.0
8,379	Public Power Corp. SA	177,909	0.1
		1,939,241	0.8
	Hong Kong: 1.7%
373,180	AIA Group Ltd.	4,097,057	1.7

	Hungary: 0.8%
26,120	Magyar Telekom Telecommunications PLC	206,904	0.1
62,391	MOL Hungarian Oil & Gas PLC	831,631	0.3
2,628	OTP Bank Nyrt	352,491	0.2
10,699	Richter Gedeon Nyrt	451,281	0.2
		1,842,307	0.8
	India: 10.3%
5,574	APL Apollo Tubes Ltd.	112,397	0.0
15,685	Apollo Hospitals Enterprise Ltd.	1,266,105	0.5
17,588	Aurobindo Pharma Ltd.	258,817	0.1
9,749	Axis Bank Ltd.	130,759	0.0
39,837	Bharat Electronics Ltd.	181,864	0.1
58,046	Bharat Petroleum Corp. Ltd.	184,829	0.1
2,489	Britannia Industries Ltd.	150,158	0.1
61,238	Coal India Ltd.	311,459	0.1
365,092	Coforge Ltd.	3,626,328	1.5
3,959	Cummins India Ltd.	220,573	0.1
14,114	Dr Reddy's Laboratories Ltd.	197,114	0.1
2,609	Eicher Motors Ltd.	196,314	0.1
96,411	GAIL India Ltd.	166,780	0.1
19,194	HCL Technologies Ltd.	244,128	0.1
5,289 (3)	HDFC Asset Management Co. Ltd.	151,758	0.1
92,224	HDFC Bank Ltd.	754,307	0.3
142,169	HDFC Bank Ltd., ADR	3,612,514	1.5
6,452	Hero MotoCorp Ltd.	348,646	0.1
35,670	Hindalco Industries Ltd.	391,892	0.2
15,995	Hindustan Unilever Ltd.	380,245	0.1
70,244	Indian Oil Corp. Ltd.	105,747	0.0
63,546 (2)	Indus Towers Ltd.	275,457	0.1
38,516	Infosys Ltd.	484,883	0.2
151,011	Infosys Ltd. - Foreign, ADR	1,881,597	0.8
15,995 (2)	Kwality Wall’s India Ltd.	4,589	0.0
3,462 (3)	LTIMindtree Ltd.	156,982	0.1
1,178	Maruti Suzuki India Ltd.	166,193	0.1
6,835	Mphasis Ltd.	165,019	0.1
4,561	Multi Commodity Exchange of India Ltd.	143,699	0.1
71,300	National Aluminium Co. Ltd.	301,679	0.1
37,095	NTPC Ltd.	156,633	0.1
75,564	Oil & Natural Gas Corp. Ltd.	239,548	0.1
2,513	Persistent Systems Ltd.	128,398	0.0
49,475	Power Grid Corp. of India Ltd.	166,607	0.1

See Accompanying Notes to Financial Statements

20

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares	Value		Assets
COMMON STOCK: (continued)
	India (continued)
252,267	Reliance Industries Ltd.	$3,825,982	1.6
21,283	Reliance Strategic Investments Ltd.	55,490	0.0
31,560 (4)	Talwandi Sabo Power Ltd.	8,050	0.0
88,740	Tata Consultancy Services Ltd.	2,328,743	1.0
22,254	Tata Consumer Products Ltd.	268,369	0.1
33,305	Tata Motors Ltd.	120,422	0.0
80,297	Tata Steel Ltd.	179,557	0.1
26,314	Tech Mahindra Ltd.	411,329	0.2
31,560 (4)	Vedanta Aluminium Metal Ltd.	128,775	0.0
31,560	Vedanta Ltd.	90,633	0.0
63,120 (4)	Vedanta Ltd.	24,147	0.0
66,305	Wipro Ltd.	141,280	0.1
		24,846,795	10.3
	Indonesia: 1.7%
1,909,600	Astra International Tbk PT	661,560	0.3
7,952,516	Bank Central Asia Tbk PT	2,696,223	1.1
1,290,000	Perusahaan Gas Negara Tbk PT	145,123	0.0
1,692,500	Telkom Indonesia Persero Tbk PT	276,864	0.1
1,918,900	Unilever Indonesia Tbk PT	170,162	0.1
117,100	United Tractors Tbk PT	196,520	0.1
		4,146,452	1.7
	Japan: 1.3%
6,470	Fast Retailing Co. Ltd.	3,045,722	1.3

	Kuwait: 0.1%
143,994	Mobile Telecommunications Co. KSCP	266,916	0.1

	Luxembourg: 0.1%
11,160	Reinet Investments SCA	385,225	0.1

	Malaysia: 1.3%
263,100	Axiata Group Bhd	155,680	0.1
132,400	Maxis Bhd	116,531	0.0
103,100	MISC Bhd	217,285	0.1
33,900	Petronas Dagangan Bhd	172,253	0.1
37,300	Petronas Gas Bhd	167,364	0.1
153,700	Press Metal Aluminium Holdings Bhd	333,987	0.1
542,600	Public Bank Bhd	639,827	0.3
563,800	Sime Darby Bhd	307,288	0.1
96,600	Sime Darby Plantation Bhd	150,804	0.1
97,300	Sunway Bhd	131,767	0.0
91,200	Telekom Malaysia Bhd	171,979	0.1
128,300	Tenaga Nasional Bhd	470,219	0.2
83,387	UEM Sunrise Bhd	13,609	0.0
		3,048,593	1.3
	Mexico: 5.5%
51,335	Alsea SAB de CV	151,373	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Mexico (continued)
139,249	America Movil SAB de CV	$185,256	0.1
24,623	America Movil SAB de CV - Foreign, ADR	654,972	0.3
18,072	Arca Continental SAB de CV	217,245	0.1
731,328	Cemex SAB de CV	898,434	0.4
24,507	Cemex SAB de CV -Foreign, ADR	301,436	0.1
15,980	Coca-Cola Femsa SAB de CV	161,872	0.1
3,389	Coca-Cola Femsa SAB de CV - Foreign, ADR	344,255	0.1
225,141	Fibra Uno Administracion SA de CV	386,265	0.2
34,534	Fomento Economico Mexicano SAB de CV	407,900	0.2
25,818	Fomento Economico Mexicano SAB de CV -Foreign, ADR	3,052,720	1.3
117,456	Gentera SAB de CV	306,945	0.1
14,945	Grupo Aeroportuario del Centro Norte SAB de CV	197,202	0.1
12,020	Grupo Aeroportuario del Pacifico SAB de CV -Class B	302,721	0.1
5,667	Grupo Aeroportuario del Sureste SAB de CV -Class B	172,321	0.1
33,724	Grupo Bimbo SAB de CV	114,637	0.0
19,502 (1)	Grupo Comercial Chedraui SA de CV	114,108	0.0
71,221	Grupo Financiero Banorte SAB de CV - Class O	776,160	0.3
19,885	Grupo Mexico SAB de CV	217,991	0.1
31,801	Grupo Televisa SAB, ADR	90,633	0.0
105,704	Kimberly-Clark de Mexico SAB de CV - Class A	238,717	0.1
79,210	Megacable Holdings SAB de CV	278,551	0.1
23,893 (2)	Ollamani SAB	105,319	0.0
33,750	Prologis Property Mexico SA de CV	154,564	0.1
23,518	Promotora y Operadora de Infraestructura SAB de CV	372,362	0.1
982,821	Wal-Mart de Mexico SAB de CV	3,107,376	1.3
		13,311,335	5.5
	Peru: 0.3%
6,939	Cia de Minas Buenaventura SAA, ADR	226,142	0.1
1,546	Credicorp Ltd.	501,167	0.2
		727,309	0.3
	Philippines: 0.2%
22,240	International Container Terminal Services, Inc.	256,859	0.1

See Accompanying Notes to Financial Statements

21

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Philippines (continued)
294,100	JG Summit Holdings, Inc.	$129,648	0.1
		386,507	0.2
	Qatar: 0.1%
38,851	Ooredoo QPSC	146,185	0.1
20,535	Qatar Islamic Bank SAQ	125,319	0.0
		271,504	0.1
	Romania: 0.3%
43,407	Banca Transilvania SA	355,760	0.1
26,420	NEPI Rockcastle NV	223,636	0.1
4,078	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	146,294	0.1
		725,690	0.3
	Russia: —%
164,710 (2)(4)	Alrosa PJSC	—	—
342,800 (4)	Fix Price Group PLC, GDR	—	—
1,037,141 (2)(4)	Gazprom PJSC	—	—
25,468 (2)(4)	Lukoil PJSC	—	—
14,210 (2)(4)	Magnit PJSC	—	—
271,070 (2)(4)	Magnitogorsk Iron & Steel Works PJSC	—	—
117,900 (2)(4)	MMC Norilsk Nickel PJSC	—	—
91,474 (2)(4)	Mobile TeleSystems PJSC	—	—
83,570 (2)(4)	Novolipetsk Steel PJSC	—	—
4,078 (2)(4)	PhosAgro PJSC	—	—
453,015 (2)(4)	Rosneft Oil Co. PJSC	—	—
1,076,340 (2)(4)	Sberbank of Russia PJSC	—	—
16,184 (2)(4)	Severstal PAO	—	—
34,543 (2)(4)	Tatneft PJSC	—	—
		—	—
	Saudi Arabia: 0.6%
38,359	Electrical Industries Co.	186,322	0.1
13,376	Etihad Etisalat Co.	232,245	0.1
46,057	Jarir Marketing Co.	184,817	0.1
6,505	SABIC Agri-Nutrients Co.	252,947	0.1
42,939 (3)	Saudi Arabian Oil Co.	318,488	0.1
17,139	Saudi Telecom Co.	199,206	0.1
		1,374,025	0.6
	Singapore: 2.4%
876,973 (2)	Grab Holdings Ltd. -Class A	3,350,037	1.4
28,833 (2)	Sea Ltd., ADR	2,447,345	1.0
		5,797,382	2.4
	South Africa: 3.2%
6,796	Bid Corp. Ltd.	166,299	0.1
8,814	Capitec Bank Holdings Ltd.	2,288,582	0.9
7,883	Clicks Group Ltd.	125,147	0.0
25,630	Exxaro Resources Ltd.	338,364	0.1
26,882	FirstRand Ltd.	142,531	0.1
7,623	Gold Fields Ltd.	322,927	0.1
121,261	Growthpoint Properties Ltd.	119,022	0.0
32,792	OUTsurance Group Ltd.	139,318	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	South Africa (continued)
91,280 (3)	Pepkor Holdings Ltd.	$120,593	0.0
643,309	Sanlam Ltd.	3,313,303	1.4
8,166	Shoprite Holdings Ltd.	137,637	0.1
21,191	Tiger Brands Ltd.	368,926	0.1
16,953	Vodacom Group Ltd.	143,817	0.1
41,475	Woolworths Holdings Ltd./South Africa	129,921	0.1
		7,856,387	3.2
	South Korea: 24.3%
9,162	Cheil Worldwide, Inc.	124,220	0.0
1,187	CJ Corp.	180,754	0.1
2,550	DB Insurance Co. Ltd.	290,173	0.1
5,433	GS Holdings Corp.	301,750	0.1
3,161	Hana Financial Group, Inc.	274,633	0.1
6,179	Hankook Tire & Technology Co. Ltd.	248,650	0.1
2,988	HD Hyundai Co. Ltd.	634,400	0.3
1,493	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	467,500	0.2
2,166	Hyundai Glovis Co. Ltd.	334,438	0.1
1,597	Hyundai Mobis Co. Ltd.	461,883	0.2
2,350	Hyundai Motor Co.	851,781	0.3
1,905	KB Financial Group, Inc.	208,607	0.1
6,151	Kia Corp.	634,425	0.3
10,986	Korea Electric Power Corp.	329,161	0.1
2,389	KT&G Corp.	287,189	0.1
3,070	LG Corp.	207,190	0.1
49,341 (2)	LG Display Co. Ltd.	411,971	0.2
2,060	LG Electronics, Inc.	198,405	0.1
1,590	LG Innotek Co. Ltd.	621,620	0.2
36,876	LG Uplus Corp.	395,412	0.2
222	Lotte Wellfood Co. Ltd.	18,215	0.0
23,714	NAVER Corp.	3,406,332	1.4
901	POSCO Holdings, Inc.	284,176	0.1
2,780	S-1 Corp.	161,379	0.1
13,719	Samsung C&T Corp.	2,802,854	1.2
1,372	Samsung Electro-Mechanics Co. Ltd.	787,096	0.3
66,578	Samsung Electronics Co. Ltd.	10,025,827	4.1
17,740	Samsung Engineering Co. Ltd.	642,489	0.3
495	Samsung Fire & Marine Insurance Co. Ltd.	153,853	0.1
4,147	Samsung Life Insurance Co. Ltd.	705,319	0.3
3,915	Samsung SDS Co. Ltd.	443,140	0.2
2,349	Samsung Securities Co. Ltd.	172,121	0.1
8,509	Shinhan Financial Group Co. Ltd.	577,835	0.2
15,633	SK Hynix, Inc.	13,941,020	5.8
27,909 (2)	SK Square Co. Ltd.	16,243,064	6.7
4,500	SK Telecom Co. Ltd.	291,609	0.1
1,382	SK, Inc.	402,294	0.2

See Accompanying Notes to Financial Statements

22

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	South Korea (continued)
10,774	Woori Financial Group, Inc.	$245,692	0.1
		58,768,477	24.3
	Taiwan: 16.0%
35,000	ASE Technology Holding Co. Ltd.	548,613	0.2
12,000	Asustek Computer, Inc.	222,336	0.1
18,000	Delta Electronics, Inc.	1,262,258	0.5
2,000	Elite Material Co. Ltd.	298,009	0.1
403,000 (2)(3)	FIT Hon Teng Ltd.	398,296	0.2
92,000	Formosa Chemicals & Fibre Corp.	153,105	0.1
131,000	Hon Hai Precision Industry Co. Ltd.	925,518	0.4
189,000	Innolux Corp.	144,408	0.0
23,000	King Yuan Electronics Co. Ltd.	224,880	0.1
2,000	Largan Precision Co. Ltd.	160,596	0.1
89,000	Lite-On Technology Corp.	477,207	0.2
29,000	MediaTek, Inc.	2,420,968	1.0
10,000	Novatek Microelectronics Corp.	129,889	0.0
3,000	Phison Electronics Corp.	187,728	0.1
67,000	Powertech Technology, Inc.	439,414	0.2
21,000	Quanta Computer, Inc.	209,388	0.1
12,000	Realtek Semiconductor Corp.	204,869	0.1
89,000	Synnex Technology International Corp.	233,309	0.1
385,188	Taiwan Semiconductor Manufacturing Co. Ltd.	26,740,471	11.1
35,000	Tripod Technology Corp.	504,253	0.2
4,000	United Integrated Services Co. Ltd.	122,033	0.0
412,000	United Microelectronics Corp.	1,034,885	0.4
2,000	Wiwynn Corp.	300,281	0.1
67,000	WT Microelectronics Co. Ltd.	435,327	0.2
23,000	Yageo Corp.	234,501	0.1
49,000	Zhen Ding Technology Holding Ltd.	661,121	0.3
		38,673,663	16.0
	Thailand: 1.7%
25,000	Advanced Info Service PCL	261,111	0.1
240,600	Bangkok Dusit Medical Services PCL - Class F	135,121	0.0
105,000	Central Pattana PCL	200,774	0.1
1,435,355	CP ALL PCL - Foreign	1,919,422	0.8
470,300	Digital Telecommunications Infrastructure Fund -Class F	145,718	0.1
70,800	Gulf Development PCL	125,483	0.0
26,300	Kasikornbank PCL	156,521	0.1
127,600	Krung Thai Bank PCL	129,175	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Thailand (continued)
77,800	PTT Exploration & Production PCL	$369,383	0.1
243,900	PTT PCL - Foreign	263,746	0.1
53,000	Siam Cement PCL - Foreign	391,621	0.2
100,500	Thai Oil PCL - Foreign	148,615	0.1
		4,246,690	1.7
	Turkey: 0.6%
410,765	Akbank TAS	665,255	0.3
12,662	BIM Birlesik Magazalar AS	208,018	0.1
44,000	Turkcell Iletisim Hizmetleri AS, ADR	278,080	0.1
42,003	Turkiye Petrol Rafinerileri AS	252,513	0.1
		1,403,866	0.6
	United Arab Emirates: 1.0%
117,821	Abu Dhabi National Oil Co. for Distribution PJSC	117,722	0.0
306,862	Air Arabia PJSC	413,526	0.2
139,056	Aldar Properties PJSC	292,449	0.1
185,154	Dubai Electricity & Water Authority PJSC	133,581	0.1
174,574	Dubai Investments PJSC	192,849	0.1
82,256	Emaar Development PJSC	326,507	0.1
219,225	Emaar Properties PJSC	705,905	0.3
38,206	Emirates Telecommunications Group Co. PJSC	193,469	0.1
		2,376,008	1.0
	United Kingdom: 1.3%
54,975	Unilever PLC, ADR	3,242,426	1.3

	United States: 0.2%
880 (2)	BeiGene Ltd., ADR	259,838	0.1
3,503	Titan Cement International SA	188,295	0.1
		448,133	0.2
	Total Common Stock
	(Cost $181,724,330)	236,187,754	97.7

EXCHANGE-TRADED FUNDS: 0.2%
6,120	iShares Core MSCI Emerging Markets ETF	480,359	0.2
	Total Exchange-Traded Funds
	(Cost $472,856)	480,359	0.2

PREFERRED STOCK: 1.5%
	Brazil: 1.0%
151,815	Cia Energetica de Minas Gerais	386,298	0.2
106,948	Gerdau SA	490,702	0.2
336,625	Itausa SA	945,606	0.4
138,147	Metalurgica Gerdau SA	277,589	0.1
22,322	Petroleo Brasileiro SA	222,553	0.1
		2,322,748	1.0

See Accompanying Notes to Financial Statements

23

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
PREFERRED STOCK: (continued)
	Chile: 0.0%
29,807	Embotelladora Andina SA	$138,943	0.0

	Colombia: 0.1%
20,385	Grupo de Inversiones Suramericana SA	226,793	0.1

	Russia: —%
378 (2)(4)	AK Transneft PJSC OAO	—	—
863,754 (2)(4)	Surgutneftegas PJSC	—	—
217 (2)(4)	Transneft PJSC	—	—
		—	—
	South Korea: 0.4%
3,822	LG Chem Ltd.	484,936	0.2
3,747	Samsung Electronics Co. Ltd.	404,428	0.2
		889,364	0.4
	Total Preferred Stock
	(Cost $4,603,282)	3,577,848	1.5
	Total Long-Term Investments
	(Cost $186,800,468)	240,245,961	99.4

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 0.8%
	Repurchase Agreements: 0.7%
659,170 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 04/30/2026, 3.650%, due 05/01/2026 (Repurchase Amount $659,236, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-6.500%, Market Value plus accrued interest $672,354, due 05/12/27-05/01/56)	659,170	0.3
1,000,000 (5)	HSBC Securities (USA) Inc., Repurchase Agreement dated 04/30/2026, 3.650%, due 05/01/2026 (Repurchase Amount $1,000,100, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.530%-7.000%, Market Value plus accrued interest $1,020,000, due 08/01/30-04/01/56)	1,000,000	0.4
	Total Repurchase Agreements
	(Cost $1,659,170)	1,659,170	0.7

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.1%
325,571 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.540%
	(Cost $325,571)	$325,571	0.1

	Total Short-Term Investments
	(Cost $1,984,741)	$1,984,741	0.8
	Total Investments in Securities
	(Cost $188,785,209)	$242,230,702	100.2
	Liabilities in Excess of Other Assets	(574,687)	(0.2)
	Net Assets	$241,656,015	100.0

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of April 30, 2026.

Percentage
Sector Diversification	of Net Assets
Information Technology	30.7%
Financials	15.6
Industrials	13.1
Consumer Discretionary	12.0
Communication Services	7.1
Consumer Staples	6.8
Energy	5.3
Materials	3.3
Utilities	2.6
Health Care	1.4
Real Estate	1.3
Exchange-Traded Funds	0.2
Short-Term Investments	0.8
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

24

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	April 30, 2026
Asset Table
Investments, at fair value
Common Stock
Argentina	$271,894	$—	$—	$271,894
Australia	—	296,351	—	296,351
Brazil	20,452,660	—	—	20,452,660
Chile	1,142,389	—	—	1,142,389
China	6,180,316	23,359,108	—	29,539,424
Colombia	259,599	—	—	259,599
Cyprus	—	136,079	—	136,079
Czechia	144,778	—	—	144,778
Egypt	—	716,870	—	716,870
Greece	770,337	1,168,904	—	1,939,241
Hong Kong	—	4,097,057	—	4,097,057
Hungary	831,631	1,010,676	—	1,842,307
India	5,917,227	18,768,596	160,972	24,846,795
Indonesia	366,682	3,779,770	—	4,146,452
Japan	—	3,045,722	—	3,045,722
Kuwait	266,916	—	—	266,916
Luxembourg	385,225	—	—	385,225
Malaysia	1,197,373	1,851,220	—	3,048,593
Mexico	13,311,335	—	—	13,311,335
Peru	727,309	—	—	727,309
Philippines	386,507	—	—	386,507
Qatar	271,504	—	—	271,504
Romania	725,690	—	—	725,690
Russia	—	—	—	—
Saudi Arabia	184,817	1,189,208	—	1,374,025
Singapore	5,797,382	—	—	5,797,382
South Africa	3,831,886	4,024,501	—	7,856,387
South Korea	602,421	58,166,056	—	58,768,477
Taiwan	—	38,673,663	—	38,673,663
Thailand	695,160	3,551,530	—	4,246,690
Turkey	278,080	1,125,786	—	1,403,866
United Arab Emirates	771,279	1,604,729	—	2,376,008
United Kingdom	3,242,426	—	—	3,242,426
United States	259,838	188,295	—	448,133
Total Common Stock	69,272,661	166,754,121	160,972	236,187,754
Exchange-Traded Funds	480,359	—	—	480,359
Preferred Stock	2,688,484	889,364	—	3,577,848
Short-Term Investments	325,571	1,659,170	—	1,984,741
Total Investments, at fair value	$72,767,075	$169,302,655	$160,972	$242,230,702
Other Financial Instruments+
Forward Foreign Currency Contracts	—	507	—	507
Futures	73,926	—	—	73,926
Total Assets	$72,841,001	$169,303,162	$160,972	$242,305,135
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(633)	$—	$(633)
Total Liabilities	$—	$(633)	$—	$(633)

^                See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

25

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2026 (Unaudited) (continued)

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At April 30, 2026, the following forward foreign currency contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:

								Unrealized
								Appreciation
Currency Purchased			Currency Sold		Counterparty		Settlement Date	(Depreciation)
USD		122,463	ZAR	2,031,778	The Bank of New York Mellon		05/04/26	$490
ZAR		24,370	USD	1,446	The Bank of New York Mellon		05/04/26	17
USD		261,019	HKD	2,047,295	The Bank of New York Mellon		05/04/26	(366)
USD		287,371	HKD	2,252,919	The Bank of New York Mellon		05/05/26	(267)
								$(126)
At April 30, 2026, the following futures contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:
					Number	Expiration	Notional	Unrealized
Description					of Contracts	Date	Amount	Appreciation
Long Contracts:
MSCI Emerging Markets Index					10	06/19/26	$817,100	$73,926
							$817,100	$73,926
Currency Abbreviations:
HKD	—	Hong Kong Sar Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of April 30, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$507
Equity contracts	Variation margin receivable on futures contracts*	73,926
Total Asset Derivatives		$74,433
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$633
Total Liability Derivatives		$633

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

26

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2026 (Unaudited) (continued)

The effect of derivative instruments on the Fund's Statement of Operations for the period ended April 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

	Forward
	foreign
	currency
Derivatives not accounted for as hedging instruments	contracts	Futures	Total
Equity contracts	$—	$68,780	$68,780
Foreign exchange contracts	(18,815)	—	(18,815)

Total	$(18,815)	$68,780	$49,965

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Forward
	foreign
	currency
Derivatives not accounted for as hedging instruments	contracts	Futures	Total
Equity contracts	$—	$46,826	$46,826
Foreign exchange contracts	(126)	—	(126)
Total	$(126)	$46,826	$46,700

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at April 30, 2026:

The Bank
of New York
Mellon
Assets:
Forward foreign currency contracts	$507
Total Assets	$507
Liabilities:
Forward foreign currency contracts	$633
Total Liabilities	$633
Net OTC derivative instruments by counterparty, at fair value	$(126)
Total collateral pledged by the Fund/(Received from counterparty)	$—
Net Exposure(1)	$(126)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At April 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $206,274,054.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$70,153,610
Gross Unrealized Depreciation	(33,232,836)
Net Unrealized Appreciation	$36,920,774

See Accompanying Notes to Financial Statements

27

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 97.4%
	Australia: 2.4%
111,333 (1)	Aeris Resources Ltd.	$31,793	0.0
3,046	Anglogold Ashanti PLC	285,502	0.1
68,039	APA Group	508,264	0.1
14,505	BHP Group Ltd. - Class DI	574,096	0.1
124,050	Computershare Ltd.	2,725,269	0.4
29,973 (1)	Emerald Resources NL	126,497	0.0
18,535	GenusPlus Group Ltd.	125,339	0.0
233,787	Glencore PLC	1,816,952	0.3
22,512	Helloworld Travel Ltd.	23,589	0.0
215,379	Macmahon Holdings Ltd.	113,195	0.0
24,526	National Australia Bank Ltd.	709,479	0.1
25,033	OceanaGold Corp.	775,123	0.1
8,781	Pro Medicus Ltd.	861,832	0.1
3,776 (1)	Sandfire Resources Ltd.	45,620	0.0
291,276	Scentre Group	782,712	0.1
322,090	South32 Ltd. - Class DI	954,526	0.2
36,292	Suncorp Group Ltd.	451,630	0.1
381,255	Transurban Group	3,863,916	0.6
290,701	Vicinity Ltd.	528,630	0.1
43,981	Whitehaven Coal Ltd.	268,751	0.0
		15,572,715	2.4
	Austria: 0.3%
3,385	Erste Group Bank AG	374,031	0.1
12,379	OMV AG	873,838	0.1
2,915	Porr AG	133,427	0.0
15,444	Raiffeisen Bank International AG	842,406	0.1
		2,223,702	0.3
	Belgium: 1.3%
54,693	Anheuser-Busch InBev SA	4,132,706	0.6
3,306	Groupe Bruxelles Lambert NV	308,835	0.1
16,739	KBC Group NV	2,227,936	0.3
18,676	Syensqo SA	1,238,955	0.2
1,683	UCB SA	458,268	0.1
		8,366,700	1.3
	Brazil: 0.9%
257,000	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,724,130	0.3
726 (1)	MercadoLibre, Inc.	1,301,449	0.2
9,102	Petroleo Brasileiro SA -Foreign, ADR	200,517	0.0
40,300	TIM SA/Brazil	209,891	0.0
387,500	Totvs SA	2,504,140	0.4
8,492 (1)	Ventura Offshore Holding Ltd.	30,480	0.0
26,897 (1)	VTEX - Class A	101,133	0.0
		6,071,740	0.9
	Canada: 5.8%
5,405 (1)	ACT Energy Technologies Ltd.	27,018	0.0
7,000	Andrew Peller Ltd. -Class A	28,910	0.0
51,400	B2Gold Corp.	232,338	0.0
4,900	Bank of Montreal	746,137	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Canada (continued)
57,800	Bank of Nova Scotia	$4,496,856	0.7
1,770	Canada Packers, Inc.	23,976	0.0
20,700	Canadian Imperial Bank of Commerce	2,309,787	0.4
65,005	Cenovus Energy, Inc.	1,901,792	0.3
73,900	CES Energy Solutions Corp.	1,052,178	0.2
16,578	Dollarama, Inc.	2,118,703	0.3
23,798	Dynacor Group, Inc.	101,790	0.0
16,800	Empire Co. Ltd.	575,109	0.1
8,400	Enerflex Ltd.	225,406	0.0
9,700 (1)	Fortuna Mining Corp.	93,547	0.0
29,600	Hudbay Minerals, Inc.	684,678	0.1
3,800	iA Financial Corp., Inc.	489,061	0.1
58,500	Monument Mining Ltd.	35,745	0.0
9,800	National Bank of Canada	1,479,289	0.2
9,300 (1)	Obsidian Energy Ltd.	132,686	0.0
11,700	Paramount Resources Ltd. - Class A	264,776	0.1
51,200	Pason Systems, Inc.	526,568	0.1
9,000	PHX Energy Services Corp.	81,562	0.0
4,400	Polaris Renewable Energy, Inc.	41,527	0.0
51,778	Quebecor, Inc. - Class B	2,179,605	0.4
16,914	RB Global, Inc.	1,767,170	0.3
17,668	Royal Bank of Canada	3,177,730	0.5
17,778 (1)	Shopify, Inc. - CAD -Class A	2,157,939	0.3
10,000	Strathcona Resources Ltd.	314,205	0.1
77,300	Suncor Energy, Inc.	5,296,929	0.8
7,800	Surge Energy, Inc.	57,480	0.0
6,600	Torex Gold Resources, Inc.	271,803	0.1
25,175	Toromont Industries Ltd.	3,914,649	0.6
2,200	Toronto-Dominion Bank	236,998	0.0
		37,043,947	5.8
	Chile: 0.5%
46,868	Antofagasta PLC	2,272,988	0.3
47,940	Lundin Mining Corp.	1,230,308	0.2
		3,503,296	0.5
	China: 4.9%
43,000	37 Interactive Entertainment Network Technology Group Co. Ltd. - Class A	135,859	0.0
90,500 (1)(2)	AInnovation Technology Group Co. Ltd. - Class H	43,787	0.0
243,000 (1)(2)	Archosaur Games, Inc.	62,812	0.0
389,000 (1)(2)	BAIC Motor Corp. Ltd. -Class H	69,379	0.0
2,794,400	BOE Technology Group Co. Ltd. - Class A	1,674,254	0.3
169,800	Changjiang & Jinggong Steel Building Group Co. Ltd. - Class A	103,366	0.0
1,399,000	China Construction Bank Corp. - Class H	1,579,191	0.3

See Accompanying Notes to Financial Statements

28

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	China (continued)
27,900	China Etek Service & Technology Co. Ltd. -Class A	$139,435	0.0
138,000	China Life Insurance Co. Ltd. - Class H	509,089	0.1
73,000	China Lilang Ltd.	35,696	0.0
38,000	China Merchants Bank Co. Ltd. - Class H	229,997	0.1
240,000 (2)	China Resources Pharmaceutical Group Ltd.	161,104	0.0
286,000	China Taiping Insurance Holdings Co. Ltd.	817,645	0.1
66,000	CMOC Group Ltd. - Class H	150,909	0.0
77,600 (1)	Daheng New Epoch Technology, Inc. - Class A	173,299	0.0
158,000	Edvantage Group Holdings Ltd.	15,817	0.0
71,000	EEKA Fashion Holdings Ltd.	58,015	0.0
199,807	ENN Energy Holdings Ltd.	1,566,350	0.3
631,200	Focus Media Information Technology Co. Ltd. -Class A	582,163	0.1
5,200	Focus Technology Co. Ltd. - Class A	23,266	0.0
53,000	Fufeng Group Ltd.	44,441	0.0
79,600	Guangdong Dongpeng Holdings Co. Ltd. - Class A	68,721	0.0
97,300	Guangdong Vanward New Electric Co. Ltd. -Class A	117,467	0.0
401,200 (1)	Guangdong Zhongnan Iron & Steel Co. Ltd. -Class A	146,036	0.0
481	H World Group Ltd., ADR	24,839	0.0
112,100	Hefei Meiya Optoelectronic Technology, Inc. - Class A	287,921	0.1
394,900 (1)	Heilongjiang Interchina Water Treatment Co. Ltd. - Class A	106,329	0.0
19,100	Higold Group Co. Ltd. -Class A	159,370	0.0
412,000	Huishang Bank Corp. Ltd. - Class H	270,371	0.1
585,000	Industrial & Commercial Bank of China Ltd. -Class H	527,056	0.1
192,900	Inner Mongolia ERDOS Resources Co. Ltd. -Class A	443,251	0.1
93,000	ISDN Holdings Ltd.	44,571	0.0
98,300	Jangho Group Co. Ltd. -Class A	137,805	0.0
79,151 (3)	KE Holdings, Inc., ADR	1,355,857	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	China (continued)
313,400	Keshun Waterproof Technologies Co. Ltd. -Class A	$312,315	0.1
27,500 (2)	Kuaishou Technology	153,088	0.0
80,600	Monalisa Group Co. Ltd. - Class A	128,167	0.0
276,800	Nanjing Iron & Steel Co. Ltd. - Class A	218,731	0.0
53,000	NetDragon Websoft Holdings Ltd.	58,605	0.0
15,000	NetEase, Inc.	351,138	0.1
504,585	Perfect World Co. Ltd./ China - Class A	1,123,080	0.2
508,000	PetroChina Co. Ltd. -Class H	783,597	0.1
3,246,000 (2)	Postal Savings Bank of China Co. Ltd. - Class H	2,087,250	0.3
130,200	Qingdao Citymedia Co. Ltd. - Class A	120,689	0.0
172,500	Qinhuangdao Port Co. Ltd. - Class H	54,619	0.0
23,000	Shanghai Action Education Technology Co. Ltd. - Class A	207,832	0.0
643,700	Shenzhen Gas Corp. Ltd. - Class A	652,776	0.1
222,000	Sinomach Automobile Co. Ltd. - Class A	197,565	0.0
126,000	SITC International Holdings Co. Ltd.	527,559	0.1
131,922	Tencent Holdings Ltd.	8,011,922	1.3
95,553	Tiangong International Co. Ltd.	41,844	0.0
170,200 (1)	Tianma Microelectronics Co. Ltd. - Class A	190,241	0.0
26,000 (1)	Trip.com Group Ltd.	1,403,973	0.2
28,499	Vipshop Holdings Ltd., ADR	410,101	0.1
326,600	Weichai Power Co. Ltd. - Class A	1,502,138	0.2
239,500 (1)(2)	Xiabuxiabu Catering Management China Holdings Co. Ltd.	12,393	0.0
135,400	Xiamen Xiangyu Co. Ltd. - Class A	143,253	0.0
115,400 (1)	Zhejiang Century Huatong Group Co. Ltd. - Class A	270,361	0.1
336,300	Zhejiang Semir Garment Co. Ltd. - Class A	298,227	0.1
52,700 (1)	Zhihu, Inc.	56,073	0.0
36,000	Zijin Mining Group Co. Ltd. - Class H	167,184	0.0
		31,350,189	4.9
	Czechia: 0.0%
445	CEZ AS	25,637	0.0
14,480 (2)	Moneta Money Bank AS	127,467	0.0
		153,104	0.0
	Denmark: 1.2%
1,003	ALK-Abello A/S	37,568	0.0

See Accompanying Notes to Financial Statements

29

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Denmark (continued)
2,827 (1)	Bavarian Nordic A/S	$83,212	0.0
26,336	Coloplast A/S - Class B	1,626,871	0.3
7,988	H Lundbeck A/S	53,700	0.0
142,909	Novo Nordisk A/S - Class B	6,078,772	0.9
1,620	Sparekassen Sjaelland-Fyn A/S	79,383	0.0
		7,959,506	1.2
	Finland: 0.8%
18,914	F-Secure Oyj	39,158	0.0
65,216	Metso Oyj	1,126,566	0.2
179,084	Nokia Oyj	2,275,550	0.3
58,935 (3)	Nokia Oyj, ADR	760,851	0.1
7,290	Orion Oyj - Class B	588,949	0.1
1,721	Pihlajalinna Oyj	22,623	0.0
13,974	Wartsila Oyj Abp	586,871	0.1
		5,400,568	0.8
	France: 5.9%
31,144	Accor SA	1,541,283	0.2
28,192 (1)	Alstom SA	566,500	0.1
35,313	AXA SA	1,702,279	0.3
8,377	BNP Paribas SA	879,768	0.1
27,045	Bouygues SA	1,599,440	0.2
20,852	Capgemini SE	2,535,955	0.4
19,775	Cie de Saint-Gobain	1,811,789	0.3
9,320	Cie Generale des Etablissements Michelin SCA	337,628	0.1
10,327	Eiffage SA	1,665,012	0.3
11,852	EssilorLuxottica SA	2,508,716	0.4
3,774	Gecina SA - Class C	319,071	0.0
15,615	Getlink SE	349,488	0.1
53,022	Klepierre SA	2,148,260	0.3
5,555	LVMH Moet Hennessy Louis Vuitton SE	2,967,543	0.5
127,094	Orange SA	2,646,405	0.4
16,284	Pernod Ricard SA	1,210,587	0.2
54,282	Societe Generale SA	4,369,718	0.7
48,029	TotalEnergies SE	4,465,442	0.7
26,466	Vinci SA	4,002,265	0.6
		37,627,149	5.9
	Germany: 5.2%
9,569	Adidas AG	1,655,995	0.3
5,717	Allianz SE	2,611,148	0.4
8,607 (1)	Aumovio SE	373,274	0.1
30,704	BASF SE	1,969,256	0.3
43,181	Bayer AG	1,936,144	0.3
1,035	Deutsche Rohstoff AG	118,118	0.0
108,252	E.ON SE	2,399,982	0.4
22,696	Evonik Industries AG	469,428	0.1
10,457	Fresenius SE & Co. KGaA	506,430	0.1
4,288	Hannover Rueck SE	1,295,637	0.2
2,269	Hochtief AG	1,220,339	0.2
27,505	Infineon Technologies AG	1,849,863	0.3
438	Init Innovation in Traffic Systems SE	26,171	0.0
4,604	Knorr-Bremse AG	536,980	0.1
3,906	Rational AG	2,856,064	0.4

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Germany (continued)
928	Rheinmetall AG	$1,479,989	0.2
29,259	SAP SE	4,912,403	0.8
27,018 (2)	Scout24 SE	2,249,590	0.3
9,081	Siemens AG, Reg	2,698,529	0.4
9,928	Siemens Energy AG	2,103,968	0.3
		33,269,308	5.2
	Greece: 0.1%
2,112	Danaos Corp.	254,306	0.1
10,479	Hellenic Telecommunications Organization SA	223,467	0.0
903	Motor Oil Hellas Corinth Refineries SA	40,273	0.0
		518,046	0.1
	Hong Kong: 2.2%
541,836	AIA Group Ltd.	5,948,693	0.9
84,000	CK Asset Holdings Ltd.	529,137	0.1
331,000	Hong Kong & China Gas Co. Ltd.	306,447	0.1
86,544	Hong Kong Exchanges & Clearing Ltd.	4,609,572	0.7
195,500	Hongkong Land Holdings Ltd.	1,545,631	0.2
23,000	Johnson Electric Holdings Ltd.	62,414	0.0
69,800	Link REIT	351,463	0.1
67,931	PAX Global Technology Ltd.	33,825	0.0
92,000	Pico Far East Holdings Ltd.	28,574	0.0
97,000	Sun Hung Kai & Co. Ltd.	53,145	0.0
1,340,000	Uni-Bio Science Group Ltd.	16,424	0.0
114,000	Wasion Holdings Ltd.	395,319	0.1
		13,880,644	2.2
	India: 0.9%
8,444	Avanti Feeds Ltd.	124,291	0.0
58,640	Coal India Ltd.	298,245	0.1
224,665	HDFC Bank Ltd.	1,837,552	0.3
123,064	HDFC Bank Ltd., ADR	3,127,056	0.5
20,518	ITC Ltd.	68,316	0.0
1,564	Procter & Gamble Hygiene & Health Care Ltd.	168,024	0.0
4,159	SIS Ltd.	15,628	0.0
		5,639,112	0.9
	Indonesia: 0.1%
517,500	Bukit Asam Tbk PT	85,802	0.0
76,400	First Resources Ltd.	209,871	0.1
1,306,000	Indosat Tbk PT	150,518	0.0
1,752,000	Perusahaan Gas Negara Tbk PT	197,097	0.0
553,600	Unilever Indonesia Tbk PT	49,092	0.0
		692,380	0.1
	Israel: 1.2%
1,592 (1)	Ashdod Refinery Ltd.	54,277	0.0
32,447	Bank Hapoalim BM	870,554	0.1
28,252	Bank Leumi Le-Israel BM	715,190	0.1

See Accompanying Notes to Financial Statements

30

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Israel (continued)
20,590 (1)	Check Point Software Technologies Ltd.	$2,315,757	0.4
29,735	Israel Discount Bank Ltd. - Class A	330,798	0.1
17,786	Mizrahi Tefahot Bank Ltd.	1,398,573	0.2
59,860 (1)	Teva Pharmaceutical Industries Ltd., ADR	2,099,290	0.3
		7,784,439	1.2
	Italy: 2.5%
7,987	Assicurazioni Generali SpA	357,914	0.1
152,343	Banca Mediolanum SpA	3,339,126	0.5
151,906	Eni SpA	4,295,371	0.7
3,821	Ferrari NV	1,322,266	0.2
2,184	Gefran SpA	29,990	0.0
35,425	Hera SpA	167,170	0.0
19,397 (2)(3)	Poste Italiane SpA	514,875	0.1
21,447	Ryanair Holdings PLC, ADR	1,172,079	0.2
291,316 (3)	Saipem SpA	1,578,371	0.2
2,477 (2)	Technogym SpA	58,358	0.0
25,274	UniCredit SpA	1,953,241	0.3
55,099	Unipol Gruppo SpA	1,439,666	0.2
		16,228,427	2.5
	Ivory Coast: 0.1%
13,096	Endeavour Mining PLC	790,431	0.1

	Japan: 12.4%
2,600	Achilles Corp.	23,107	0.0
8,500	Advantest Corp.	1,587,108	0.3
139,100	Aeon Co. Ltd.	1,341,643	0.2
19,800	AGC, Inc.	710,106	0.1
6,400	Aida Engineering Ltd.	48,596	0.0
1,800	Anritsu Corp.	47,119	0.0
29,600	Asahi Group Holdings Ltd.	291,431	0.1
78,300	Astellas Pharma, Inc.	1,109,647	0.2
3,100	Avant Group Corp.	25,381	0.0
5,100	Bank of Saga Ltd.	166,370	0.0
98,100	Bridgestone Corp.	2,038,622	0.3
24,200	Chugai Pharmaceutical Co. Ltd.	1,290,571	0.2
5,000	Daiichi Sankyo Co. Ltd.	81,220	0.0
4,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	27,308	0.0
4,200	Daitron Co. Ltd.	78,487	0.0
4,100	Digital Hearts Holdings Co. Ltd.	21,808	0.0
1,500	Disco Corp.	713,674	0.1
55,700	East Japan Railway Co.	1,215,871	0.2
31,400	Eisai Co. Ltd.	939,879	0.2
71,300	ENEOS Holdings, Inc.	598,812	0.1
16,400	FANUC Corp.	724,439	0.1
2,600	FIDEA Holdings Co. Ltd.	31,723	0.0
24,100	Fujikura Ltd.	929,850	0.1
1,700	GMO GlobalSign Holdings KK	20,785	0.0
6,000	Hanwa Co. Ltd.	61,974	0.0
5,300	Hikari Tsushin, Inc.	1,287,031	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
1,000	Horiba Ltd.	$139,237	0.0
15,100	Hoya Corp.	2,819,831	0.4
6,100	Ibiden Co. Ltd.	521,734	0.1
14,900	Idemitsu Kosan Co. Ltd.	127,489	0.0
3,700	I'll, Inc.	56,702	0.0
5,000	Itfor, Inc.	55,124	0.0
3,000	IwaiCosmo Holdings, Inc.	71,343	0.0
22,700	J Trust Co. Ltd.	97,018	0.0
6,900	Japan Aviation Electronics Industry Ltd.	105,494	0.0
118,900	Japan Post Bank Co. Ltd.	2,040,358	0.3
147,900	Japan Post Holdings Co. Ltd.	1,715,205	0.3
73,200	Japan Post Insurance Co. Ltd.	713,745	0.1
2,400	JSP Corp.	35,360	0.0
10,500	JX Advanced Metals Corp.	325,756	0.1
86,500	Kansai Electric Power Co., Inc.	1,385,744	0.2
54,500	Kawasaki Heavy Industries Ltd.	1,120,433	0.2
11,642	Keyence Corp.	5,339,789	0.8
4,100 (1)	Kioxia Holdings Corp.	992,030	0.2
5,500	Koa Corp.	66,270	0.0
114,700	Komatsu Ltd.	4,911,225	0.8
7,200	KPP Group Holdings Co. Ltd.	44,616	0.0
69,500	Kubota Corp.	1,134,549	0.2
20,900	Kyowa Kirin Co. Ltd.	314,877	0.1
234,800	M3, Inc.	2,261,701	0.4
101,200	Makita Corp.	3,757,859	0.6
10,000	Marvelous, Inc.	28,933	0.0
2,900	Maxell Ltd.	37,055	0.0
2,300	Media Do Co. Ltd.	18,335	0.0
6,300	Medipal Holdings Corp.	112,564	0.0
263,800	Mitsubishi Chemical Group Corp.	1,546,513	0.2
26,300	Mitsubishi Corp.	842,301	0.1
6,400	Mitsubishi Materials Corp.	210,898	0.0
99,200	Mitsubishi UFJ Financial Group, Inc.	1,781,914	0.3
144,350	Mitsui Fudosan Co. Ltd.	1,580,926	0.3
25,500	Mizuho Financial Group, Inc.	1,096,569	0.2
1,200	Nachi-Fujikoshi Corp.	38,993	0.0
6,100	NGK Insulators Ltd.	193,129	0.0
10,400	Nintendo Co. Ltd.	508,756	0.1
134,500 (1)	Nissan Motor Co. Ltd.	307,738	0.1
5,500	Nitto Seiko Co. Ltd.	26,792	0.0
7,800	Nomura Holdings, Inc.	62,477	0.0
29,400	Nomura Research Institute Ltd.	793,499	0.1
31,800	Obic Co. Ltd.	845,027	0.1
1,800	Odawara Engineering Co. Ltd.	22,860	0.0
50,900	Olympus Corp.	500,628	0.1
17,100	Ono Pharmaceutical Co. Ltd.	252,912	0.0
2,800	Optex Group Co. Ltd.	52,085	0.0

See Accompanying Notes to Financial Statements

31

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
14,100	ORIX Corp.	$474,557	0.1
31,600	Otsuka Corp.	585,051	0.1
10,000	Prestige International, Inc.	42,470	0.0
210,300 (1)	Rakuten Group, Inc.	1,023,912	0.2
58,300	Recruit Holdings Co. Ltd.	2,700,745	0.4
132,013	Resona Holdings, Inc.	1,651,175	0.3
7,500	Rheon Automatic Machinery Co. Ltd.	72,993	0.0
60,200	Ricoh Co. Ltd.	507,674	0.1
8,200	Sato Corp.	109,022	0.0
1,600	SEMITEC Corp.	24,604	0.0
2,500	Shibaura Machine Co. Ltd.	67,099	0.0
34,592	Shin-Etsu Chemical Co. Ltd.	1,592,692	0.3
11,500	Shionogi & Co. Ltd.	232,334	0.0
1,500	SMC Corp.	737,613	0.1
116,500	SMS Co. Ltd.	1,327,352	0.2
86,000	SoftBank Group Corp.	2,937,659	0.5
4,300	Sojitz Corp.	161,055	0.0
84,100	Sony Group Corp.	1,684,971	0.3
7,600	Sumitomo Metal Mining Co. Ltd.	467,270	0.1
41,800	Sumitomo Mitsui Financial Group, Inc.	1,475,918	0.2
47,200	Sumitomo Mitsui Trust Holdings, Inc.	1,578,053	0.3
6,200	System Support, Inc.	42,625	0.0
3,800	Tachi-S Co. Ltd.	49,733	0.0
20,700	Takeda Pharmaceutical Co. Ltd.	692,059	0.1
4,400	TechMatrix Corp.	51,084	0.0
90,300	Toei Animation Co. Ltd.	1,508,317	0.2
2,600	Tokyo Printing Ink Manufacturing Co. Ltd.	22,095	0.0
7,300	Toshiba TEC Corp.	125,709	0.0
6,200	Tosho Co. Ltd.	33,039	0.0
3,000	Toyo Kanetsu KK	52,134	0.0
17,600	Toyota Tsusho Corp.	690,902	0.1
1,300	Ueki Corp.	20,873	0.0
4,100	Unipres Corp.	34,305	0.0
6,600	Vector, Inc.	52,597	0.0
2,800	Yokowo Co. Ltd.	79,398	0.0
12,000	Zenrin Co. Ltd.	65,248	0.0
		79,401,292	12.4
	Kuwait: 0.1%
2,101	Humansoft Holding Co. KSC	16,416	0.0
318,858	Kuwait Investment Co. SAK	202,582	0.0
119,352	Mobile Telecommunications Co. KSCP	221,238	0.0
235,827	Noor Financial Investment Co. KSC	322,105	0.1
		762,341	0.1
	Malaysia: 0.1%
108,300	Hibiscus Petroleum Bhd	60,134	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Malaysia (continued)
221,200	IOI Corp. Bhd	$240,611	0.1
450,100 (1)	Malaysia Marine and Heavy Engineering Holdings Bhd	46,466	0.0
10,900	Petronas Dagangan Bhd	55,385	0.0
		402,596	0.1
	Mexico: 0.4%
129,784	Cemex SAB de CV -Foreign, ADR	1,596,343	0.3
4,072	Southern Copper Corp.	699,122	0.1
		2,295,465	0.4
	Netherlands: 5.3%
62,174	ABN AMRO Bank NV	2,164,710	0.3
3,192 (1)	Argenx SE	2,503,264	0.4
1,491 (1)	Argenx SE, ADR	1,165,544	0.2
7,369	ASML Holding NV	10,652,265	1.7
424	BE Semiconductor Industries NV	124,027	0.0
16,094	IMCD NV	1,892,416	0.3
30,559	ING Groep NV	884,423	0.1
85,578	Koninklijke Ahold Delhaize NV	4,019,567	0.6
44,568	Koninklijke Philips, N.V.	1,175,610	0.2
6,888 (1)	Nebius Group NV - Class A	952,128	0.1
536	Nedap NV	53,157	0.0
41,151	NN Group NV	3,602,116	0.6
10,642	Randstad NV	315,338	0.1
98,913	Universal Music Group NV	2,073,976	0.3
32,919	Wolters Kluwer NV	2,569,187	0.4
		34,147,728	5.3
	Norway: 1.0%
20,889	DNB Bank ASA	632,589	0.1
97,770	Gjensidige Forsikring ASA	2,746,464	0.4
22,955	Moreld AS	47,819	0.0
21,724	MPC Container Ships ASA	51,673	0.0
84,798	Norsk Hydro ASA	935,874	0.2
12,258 (1)	Sentia AS	104,921	0.0
2,073	Sparebanken More	25,732	0.0
237,460	Var Energi ASA	1,206,639	0.2
27,032	Wallenius Wilhelmsen ASA	346,044	0.1
		6,097,755	1.0
	Peru: 0.1%
9,975	Cia de Minas Buenaventura SAA, ADR	325,085	0.0
1,012	Credicorp Ltd.	328,060	0.1
		653,145	0.1
	Philippines: 0.0%
149,700	OceanaGold Philippines, Inc.	81,599	0.0
222,100	Wilcon Depot, Inc.	22,400	0.0
		103,999	0.0

See Accompanying Notes to Financial Statements

32

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Poland: 0.8%
625	Bank Polska Kasa Opieki SA	$39,124	0.0
11,203 (1)	KGHM Polska Miedz SA	941,052	0.1
92,137	Orange Polska SA	378,100	0.1
101,522	Polski Koncern Naftowy ORLEN SA	3,731,195	0.6
5,572	Powszechna Kasa Oszczednosci Bank Polski SA	145,962	0.0
		5,235,433	0.8
	Portugal: 0.1%
3,040	CTT-Correios de Portugal SA	22,870	0.0
17,157	Galp Energia SGPS SA	401,303	0.1
		424,173	0.1
	Qatar: 0.0%
247,117	Doha Bank QPSC	183,251	0.0
21,191	Ooredoo QPSC	79,735	0.0
69,039	Qatar Industrial Manufacturing Co. QSC	42,190	0.0
		305,176	0.0
	Russia: —%
1,561,600 (1)(4)	Alrosa PJSC	—	—

	Saudi Arabia: 0.3%
181,548	Bank Al-Jazira	569,390	0.1
23,679	Fourth Milling Co.	25,570	0.0
9,864	Mobile Telecommunications Co. Saudi Arabia	30,894	0.0
55,365	Riyad Bank	306,312	0.1
36,017 (2)	Saudi Arabian Oil Co.	267,146	0.0
55,502	Saudi Telecom Co.	645,100	0.1
16,249 (3)	Tabuk Cement Co.	34,660	0.0
		1,879,072	0.3
	Singapore: 1.6%
360,200	CSE Global Ltd.	390,070	0.1
48,900	Huationg Global Ltd.	33,809	0.0
968,300	Marco Polo Marine Ltd.	119,440	0.0
227,500	Oversea-Chinese Banking Corp. Ltd.	3,924,969	0.6
54,100	Pan-United Corp. Ltd.	66,732	0.0
82,100	Q&M Dental Group Singapore Ltd.	37,695	0.0
3,657 (1)	Sea Ltd., ADR	310,406	0.0
62,100	Singapore Exchange Ltd.	1,061,832	0.2
462,400	Singapore Telecommunications Ltd.	1,674,720	0.3
95,300	United Overseas Bank Ltd.	2,714,054	0.4
214,200	Wee Hur Holdings Ltd.	122,815	0.0
		10,456,542	1.6
	South Africa: 1.1%
56,111	Anglo American PLC	2,776,647	0.4
161,821	Clicks Group Ltd.	2,568,997	0.4
1,180	Kumba Iron Ore Ltd.	22,136	0.0
7,645 (1)	Sasol Ltd.	106,262	0.0
36,121	Sibanye Stillwater Ltd., ADR	434,174	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	South Africa (continued)
24,562	Standard Bank Group Ltd.	$473,344	0.1
58,146	Vodacom Group Ltd.	493,268	0.1
		6,874,828	1.1
	South Korea: 4.5%
49,430 (1)(2)	Delivery Hero SE	1,203,040	0.2
2,775	DNF Co. Ltd.	44,824	0.0
2,001	Dong-Ah Geological Engineering Co. Ltd.	24,284	0.0
7,666	Dongbu Corp.	50,015	0.0
4,693	DY POWER Corp.	49,173	0.0
1,623	Global Standard Technology Co. Ltd.	54,406	0.0
16,275	Hana Financial Group, Inc.	1,413,997	0.3
7,707	Hyundai Ezwel Co. Ltd.	32,391	0.0
5,646	KB Financial Group, Inc.	618,266	0.1
22,220	KG Chemical Corp.	106,514	0.0
5,970	KG Eco Solution Co. Ltd.	29,793	0.0
929	Korea Electric Terminal Co. Ltd.	57,248	0.0
3,369	Korea United Pharm, Inc.	46,044	0.0
90,173	KT Corp., ADR	1,932,407	0.3
9,503 (1)	KX Innovation Co. Ltd.	20,506	0.0
27,958	LG Electronics, Inc.	2,692,720	0.4
19,372 (1)	LG HelloVision Co. Ltd.	30,899	0.0
4,674	Neowiz	69,798	0.0
21,984	Nexen Tire Corp.	110,128	0.0
579	Samchully Co. Ltd.	57,894	0.0
70,117	Samsung Electronics Co. Ltd.	10,558,757	1.7
46,463	Shinhan Financial Group Co. Ltd.	3,155,244	0.5
9,880	SIMPAC, Inc.	39,102	0.0
7,178	SK Hynix, Inc.	6,401,116	1.0
7,990	Toptec Co. Ltd.	24,726	0.0
4,887	Vieworks Co. Ltd.	90,038	0.0
6,968	WiSoL Co. Ltd.	35,508	0.0
1,253	Woori Financial Group, Inc., ADR	88,537	0.0
3,081	Worldex Industry & Trading Co. Ltd.	69,311	0.0
		29,106,686	4.5
	Spain: 2.0%
20,580 (2)	Aena SME SA	562,096	0.1
37,007	Amadeus IT Group SA	2,135,397	0.3
88,207	Banco Bilbao Vizcaya Argentaria SA	1,947,829	0.3
125,680	Banco Santander SA	1,533,594	0.2
272,877	CaixaBank SA	3,473,286	0.5
1,353	Elecnor SA	60,136	0.0
41,715	Endesa SA	1,869,743	0.3
55,345	Grifols SA	583,564	0.1
6,958 (3)	Indra Sistemas SA	400,186	0.1
9,774	Repsol SA	262,542	0.1
		12,828,373	2.0
	Sweden: 3.1%
115,677	Assa Abloy AB - Class B	4,452,144	0.7
16,688	Boliden AB	877,211	0.1

See Accompanying Notes to Financial Statements

33

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Sweden (continued)
274,123	Hexagon AB - Class B	$2,994,780	0.5
33,609	Industrivarden AB - Class C	1,768,362	0.3
20,889	L E Lundbergforetagen AB - Class B	1,210,821	0.2
55,751	Sandvik AB	2,345,285	0.4
16,324	Skandinaviska Enskilda Banken AB - Class A	323,088	0.0
79,963	Swedbank AB - Class A	2,826,630	0.4
209,360 (3)	Telefonaktiebolaget LM Ericsson, ADR	2,472,542	0.4
34,952	Telefonaktiebolaget LM Ericsson - Class B	416,942	0.1
33,440	Telia Co. AB	174,792	0.0
		19,862,597	3.1
	Switzerland: 3.0%
43,620	ABB Ltd., Reg	4,411,716	0.7
18,358	Galderma Group AG	3,851,388	0.6
9,021	Logitech International SA	890,485	0.1
3,336	Partners Group Holding AG	3,626,910	0.6
19,660	Sandoz Group AG	1,576,996	0.2
1,467	Schindler Holding AG	512,891	0.1
1,562	Sonova Holding AG, Reg	342,403	0.1
6,504	Swatch Group AG - Class BR	1,509,764	0.2
55,980	UBS Group AG	2,477,216	0.4
		19,199,769	3.0
	Taiwan: 7.4%
18,000	Asustek Computer, Inc.	333,504	0.1
170,000	China Airlines Ltd.	96,349	0.0
974,000	China Development Financial Holding Corp.	663,828	0.1
443,000	Compal Electronics, Inc.	409,537	0.1
37,000	Delta Electronics, Inc.	2,594,642	0.4
32,000	Ennoconn Corp.	328,697	0.1
265,000	Eva Airways Corp.	280,650	0.1
49,000 (1)	FLEXium Interconnect, Inc.	102,863	0.0
31,000	Gamania Digital Entertainment Co. Ltd.	38,784	0.0
64,000	Gemtek Technology Corp.	70,029	0.0
27,000 (1)	Holtek Semiconductor, Inc.	46,467	0.0
2,000	Hon Precision, Inc.	313,876	0.1
9,000	Inergy Technology, Inc.	40,200	0.0
44,000	International Games System Co. Ltd.	1,045,841	0.2
13,000	Kerry TJ Logistics Co. Ltd.	12,411	0.0
16,000	Kingwaytek Technology Co. Ltd.	30,916	0.0
13,000	Kinsus Interconnect Technology Corp.	220,849	0.0
50,000	Lion Travel Service Co. Ltd.	250,911	0.0
46,000	Lotes Co. Ltd.	3,871,761	0.6
55,000	MediaTek, Inc.	4,591,491	0.7
3,000	MPI Corp.	481,691	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Taiwan (continued)
154,000	Novatek Microelectronics Corp.	$2,000,286	0.3
12,000	Otsuka Information Technology Corp.	61,734	0.0
218,000	Pegatron Corp.	570,341	0.1
16,000	Phison Electronics Corp.	1,001,215	0.2
46,000	Primax Electronics Ltd.	106,901	0.0
18,000	Pro Hawk Corp.	100,444	0.0
106,000	Quanta Computer, Inc.	1,056,913	0.2
39,000	Sigurd Microelectronics Corp.	225,023	0.0
24,000	Simplo Technology Co. Ltd.	272,452	0.0
8,000	Sinopower Semiconductor, Inc.	49,654	0.0
239,831	Taiwan Semiconductor Manufacturing Co. Ltd.	16,649,516	2.6
15,200	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,020,112	0.9
100,000	Taiwan Surface Mounting Technology Corp.	535,949	0.1
9,000	Wistron Information Technology & Services Corp.	34,300	0.0
10,000	World Gym Corp.	23,040	0.0
13,000	Wowprime Corp.	93,274	0.0
210,000	Zhen Ding Technology Holding Ltd.	2,833,377	0.4
		47,459,828	7.4
	Thailand: 0.7%
57,700	Bangkok Life Assurance PCL	35,225	0.0
96,600	Digital Telecommunications Infrastructure Fund -Class F	29,931	0.0
108,000	Kasikornbank PCL - NVDR	642,749	0.1
916,300	Krung Thai Bank PCL	927,614	0.2
693,700	LH Financial Group PCL	24,047	0.0
360,600	PTT Exploration & Production PCL	1,712,076	0.3
245,300	PTT PCL	265,260	0.0
7,200	SCB X PCL	28,961	0.0
36,700	Thai Oil PCL	54,270	0.0
7,066,700	TMBThanachart Bank PCL	490,689	0.1
		4,210,822	0.7
	United Arab Emirates: 0.6%
314,175	Abu Dhabi National Oil Co. for Distribution PJSC	313,910	0.1
62,541 (1)	Abu Dhabi Ports Co. PJSC	73,896	0.0
16,203	Aldar Properties PJSC	34,077	0.0
86,278	Alpha Data PJSC	35,119	0.0
401,924	Dana Gas PJSC	98,481	0.0
133,470	Emaar Properties PJSC	429,773	0.1

See Accompanying Notes to Financial Statements

34

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United Arab Emirates (continued)
184,346	Emirates Telecommunications Group Co. PJSC	$933,499	0.1
394,193	First Abu Dhabi Bank PJSC	1,884,520	0.3
		3,803,275	0.6
	United Kingdom: 9.7%
6,514 (1)	accesso Technology Group PLC	23,364	0.0
61,580 (1)	Afentra PLC	64,398	0.0
15,611	AstraZeneca PLC	2,961,751	0.5
625	AstraZeneca PLC	117,106	0.0
59,103	BAE Systems PLC	1,643,862	0.3
70,143	Barclays PLC, ADR	1,642,048	0.2
190,279	Barratt Developments PLC	648,042	0.1
61,490	British American Tobacco PLC	3,621,438	0.6
7,804	Central Asia Metals PLC	15,493	0.0
139,000	CK Hutchison Holdings Ltd.	1,160,676	0.2
96,172	Diageo PLC	1,944,536	0.3
31,931	Diploma PLC	3,021,925	0.5
53,066	Entain PLC	391,679	0.1
207,895	GSK PLC	5,450,473	0.8
44,250 (3)	GSK PLC, ADR	2,314,718	0.4
65,713	Halma PLC	3,954,451	0.6
74,661	Imperial Brands PLC	2,836,566	0.4
68,730	Investec PLC - ZAR	584,912	0.1
1,411,680	Lloyds Banking Group PLC	1,918,899	0.3
49,391	London Stock Exchange Group PLC	6,408,808	1.0
839,499	M&G PLC	3,450,298	0.5
127,435	NatWest Group PLC	1,016,404	0.2
220,758	Phoenix Group Holdings PLC	2,271,175	0.3
35,586	Reckitt Benckiser Group PLC	2,264,285	0.3
105,823	RELX PLC - EUR	3,870,059	0.6
19,255	RELX PLC - GBP	702,159	0.1
56,923	Sage Group PLC	678,899	0.1
99,020	Unilever PLC	5,789,226	0.9
59,082	United Utilities Group PLC	1,171,724	0.2
41,632 (1)	Verisure PLC	520,189	0.1
		62,459,563	9.7
	United States: 6.8%
13,924	Accenture PLC - Class A	2,488,358	0.4
18,922	Alcon, Inc.	1,412,572	0.2
12,127	Aon PLC - Class A	3,779,380	0.6
363	AP Moller - Maersk A/S - Class B	860,017	0.1
96,114	BP PLC, ADR	4,553,881	0.7
97,934	Experian PLC	3,583,307	0.6
27,254	GFL Environmental, Inc.	1,093,158	0.2
13,412	Holcim AG	1,246,329	0.2
22,469	InterContinental Hotels Group PLC	3,212,644	0.5

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United States (continued)
6,519	Noram Drilling AS	$34,584	0.0
27,572	Novartis AG, Reg	4,074,857	0.6
19,020 (1)	Roche Holding AG	7,750,650	1.2
86,370	Shell PLC	3,926,962	0.6
50,569	Shell PLC - EUR	2,283,233	0.4
3,404 (1)	Spotify Technology SA	1,520,056	0.2
46,632 (1)	Stellantis NV (STLAM)	342,186	0.1
8,432	Swiss Re AG	1,358,300	0.2
		43,520,474	6.8
	Total Common Stock (Cost $541,599,968)	625,566,335	97.4

PREFERRED STOCK: 0.4%
	Germany: 0.4%
10,261	Henkel AG & Co. KGaA	746,675	0.1
7,539	Sartorius AG	1,926,044	0.3
		2,672,719	0.4
	Total Preferred Stock (Cost $3,101,166)	2,672,719	0.4

WARRANTS: —%
	Canada: —%
794 (4)	Constellation Software, Inc.	—	—
	Total Warrants (Cost $–)	—	—
	Total Long-Term Investments (Cost $544,701,134)	628,239,054	97.8

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: 2.0%
	Repurchase Agreements: 1.5%
744,777 (5)	Bank of Montreal, Repurchase Agreement dated 04/30/2026, 3.650%, due 05/01/2026 (Repurchase Amount $744,851, collateralized by various U.S. Government Agency Obligations, 2.000%- 8.000%, Market Value plus accrued interest $759,673, due 10/20/37-02/15/67)	744,777	0.1

See Accompanying Notes to Financial Statements

35

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,228,509 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 04/30/2026, 3.650%, due 05/01/2026 (Repurchase Amount $2,228,732, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-6.500%, Market Value plus accrued interest $2,273,079, due 05/12/27-05/01/56)	$2,228,509	0.4
2,228,509 (5)	HSBC Securities (USA) Inc., Repurchase Agreement dated 04/30/2026, 3.650%, due 05/01/2026 (Repurchase Amount $2,228,732, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.530%-7.000%, Market Value plus accrued interest $2,273,079, due 08/01/30-04/01/56)	2,228,509	0.4
2,005,658 (5)	Jefferies LLC, Repurchase Agreement dated 04/30/2026, 3.670%, due 05/01/2026 (Repurchase Amount $2,005,860, collateralized by various U.S. Government Agency Obligations, 0.000%-5.350%, Market Value plus accrued interest $2,045,776, due 07/22/26-02/23/44)	2,005,658	0.3
2,117,084 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 04/30/2026, 3.750%, due 05/01/2026 (Repurchase Amount $2,117,302, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,161,230, due 01/15/28-02/15/56)	2,117,084	0.3
	Total Repurchase Agreements (Cost $9,324,537)	9,324,537	1.5

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.5%
3,418,804 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.540% (Cost $3,418,804)	$3,418,804	0.5

	Total Short-Term Investments (Cost $12,743,341)	$12,743,341	2.0

	Total Investments in Securities
	(Cost $557,444,475)	$640,982,395	99.8

	Assets in Excess of Other Liabilities	1,333,058	0.2
	Net Assets	$642,315,453	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of April 30, 2026.

Percentage
Sector Diversification	of Net Assets
Financials	22.8%
Information Technology	19.2
Industrials	15.3
Health Care	10.1
Energy	6.6
Consumer Staples	5.0
Communication Services	5.5
Consumer Discretionary	5.2
Materials	4.7
Utilities	1.9
Real Estate	1.5
Computers & Office Equipment	0.0
Short-Term Investments	2.0
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

36

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	April 30, 2026
Asset Table
Investments, at fair value
Common Stock
Australia	$1,173,820	$14,398,895	$—	$15,572,715
Austria	133,427	2,090,275	—	2,223,702
Belgium	—	8,366,700	—	8,366,700
Brazil	6,041,260	30,480	—	6,071,740
Canada	37,043,947	—	—	37,043,947
Chile	1,230,308	2,272,988	—	3,503,296
China	5,676,555	25,673,634	—	31,350,189
Czechia	153,104	—	—	153,104
Denmark	79,383	7,880,123	—	7,959,506
Finland	822,632	4,577,936	—	5,400,568
France	349,488	37,277,661	—	37,627,149
Germany	2,399,982	30,869,326	—	33,269,308
Greece	518,046	—	—	518,046
Hong Kong	50,249	13,830,395	—	13,880,644
India	3,127,056	2,512,056	—	5,639,112
Indonesia	285,412	406,968	—	692,380
Israel	4,469,324	3,315,115	—	7,784,439
Italy	1,202,069	15,026,358	—	16,228,427
Ivory Coast	—	790,431	—	790,431
Japan	3,435,011	75,966,281	—	79,401,292
Kuwait	543,343	218,998	—	762,341
Malaysia	342,462	60,134	—	402,596
Mexico	2,295,465	—	—	2,295,465
Netherlands	6,190,396	27,957,332	—	34,147,728
Norway	1,460,390	4,637,365	—	6,097,755
Peru	653,145	—	—	653,145
Philippines	22,400	81,599	—	103,999
Poland	378,100	4,857,333	—	5,235,433
Portugal	22,870	401,303	—	424,173
Qatar	305,176	—	—	305,176
Russia	—	—	—	—
Saudi Arabia	366,542	1,512,530	—	1,879,072
Singapore	530,387	9,926,155	—	10,456,542
South Africa	949,578	5,925,250	—	6,874,828
South Korea	2,276,432	26,830,254	—	29,106,686
Spain	1,869,743	10,958,630	—	12,828,373
Sweden	2,647,334	17,215,263	—	19,862,597
Switzerland	—	19,199,769	—	19,199,769
Taiwan	6,368,208	41,091,620	—	47,459,828
Thailand	1,924,826	2,285,996	—	4,210,822
United Arab Emirates	3,304,306	498,969	—	3,803,275
United Kingdom	8,528,843	53,930,720	—	62,459,563
United States	14,329,434	29,191,040	—	43,520,474
Total Common Stock	123,500,453	502,065,882	—	625,566,335
Preferred Stock	—	2,672,719	—	2,672,719
Warrants	—	—	—	—
Short-Term Investments	3,418,804	9,324,537	—	12,743,341
Total Investments, at fair value	$126,919,257	$514,063,138	$—	$640,982,395
Other Financial Instruments+
Forward Foreign Currency Contracts	—	30,291	—	30,291
Futures	54,509	—	—	54,509
Total Assets	$126,973,766	$514,093,429	$—	$641,067,195

See Accompanying Notes to Financial Statements

37

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2026 (Unaudited) (continued)

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	April 30, 2026
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(24,101)	$—	$(24,101)
Total Liabilities	$—	$(24,101)	$—	$(24,101)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that signifiicant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At April 30, 2026, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Equity Fund:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	322,958	EUR	276,470	Bank of America N.A.	05/04/26	$(1,522)
HKD	1,748,946	USD	223,247	Citibank N.A.	05/05/26	47
USD	542,670	GBP	399,589	Deutsche Bank AG	05/05/26	(1,071)
JPY	67,574,350	USD	423,717	Goldman Sachs International	05/01/26	7,917
GBP	572,359	USD	773,177	Goldman Sachs International	05/05/26	5,660
USD	1,548,550	EUR	1,325,144	Goldman Sachs International	05/05/26	(6,710)
USD	1,150,484	SEK	10,692,787	Goldman Sachs International	05/05/26	(7,652)
JPY	79,040,247	USD	495,030	Goldman Sachs International	05/07/26	9,842
JPY	698,075,506	USD	4,452,154	Goldman Sachs International	05/07/26	6,825
USD	1,041,750	SGD	1,329,429	Morgan Stanley Bank NA	05/05/26	(2,742)
USD	938,616	CHF	736,016	State Street Bank and Trust Co.	05/05/26	(3,364)
USD	20,648	EUR	17,672	The Bank of New York Mellon	05/04/26	(93)
USD	30,296	NOK	282,002	The Bank of New York Mellon	05/04/26	(143)
USD	36,508	EUR	31,247	The Bank of New York Mellon	05/04/26	(165)
USD	74,135	EUR	63,452	The Bank of New York Mellon	05/04/26	(336)
USD	54	SGD	69	The Bank of New York Mellon	05/05/26	—
USD	718	SGD	920	The Bank of New York Mellon	05/05/26	(4)
USD	3,423	SGD	4,372	The Bank of New York Mellon	05/05/26	(12)
USD	351,249	EUR	299,522	UBS Securities LLC	05/05/26	(287)
						$6,190

At April 30, 2026, the following futures contracts were outstanding for Voya Multi-Manager International Equity Fund:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Appreciation
Long Contracts:
MSCI EAFE Index	15	06/19/26	$2,284,575	$54,509
			$2,284,575	$54,509

Currency Abbreviations:

CHF	—	Swiss Franc
EUR	—	EU Euro
GBP	—	British Pound
HKD	—	Hong Kong Sar Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar

See Accompanying Notes to Financial Statements

38

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2026 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of April 30, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$30,291
Equity contracts	Variation margin receivable on futures contracts*	54,509
Total Asset Derivatives		$84,800

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$24,101
Total Liability Derivatives		$24,101

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the period ended April 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

	Forward
	foreign
	currency
Derivatives not accounted for as hedging instruments	contracts	Futures	Total
Equity contracts	$—	$211,318	$211,318
Foreign exchange contracts	(14,531)	—	(14,531)
Total	$(14,531)	$211,318	$196,787

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Forward
	foreign
	currency
Derivatives not accounted for as hedging instruments	contracts	Futures	Total
Equity contracts	$—	$51,247	$51,247
Foreign exchange contracts	6,212	—	6,212
Total	$6,212	$51,247	$57,459

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at April 30, 2026:

				Goldman		State Street	The Bank
	Bank of		Deutsche Bank	Sachs	Morgan Stanley	Bank and Trust	of New York	UBS Securities
	America N.A.	Citibank N.A.	AG	International	Bank NA	Co.	Mellon	LLC	Total
Assets:
Forward foreign currency contracts	$—	$47	$—	$30,244	$—	$—	$—	$—	$30,291
Total Assets	$—	$47	$—	$30,244	$—	$—	$—	$—	$30,291
Liabilities:
Forward foreign currency contracts	$1,522	$—	$1,071	$14,362	$2,742	$3,364	$753	$287	$24,101
Total Liabilities	$1,522	$—	$1,071	$14,362	$2,742	$3,364	$753	$287	$24,101
Net OTC derivative instruments by counterparty,
at fair value	$(1,522)	$47	$(1,071)	$15,882	$(2,742)	$(3,364)	$(753)	$(287)	$6,190
Total collateral pledged by the Fund/(Received
from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$–
Net Exposure(1)	$(1,522)	$47	$(1,071)	$15,882	$(2,742)	$(3,364)	$(753)	$(287)	$6,190

See Accompanying Notes to Financial Statements

39

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2026 (Unaudited) (continued)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At April 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $564,899,907.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$114,942,193
Gross Unrealized Depreciation	(37,492,721)
Net Unrealized Appreciation	$77,449,472

See Accompanying Notes to Financial Statements

40

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS, SUB-ADVISORY CONTRACTS, AND SUB-SUB-ADVISORY CONTRACTS

At a meeting held on November 13, 2025, the Board of Trustees (“Board”) of Voya Mutual Funds (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Multi-Manager Emerging Markets Equity Fund and Voya Multi-Manager International Equity Fund, each a series of the Trust (the “Funds”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Funds, the sub-advisory contracts (the “Sub-Advisory Contracts”), and the sub-sub-advisory contracts (the “Sub-Sub-Advisory Contracts” and together with the Sub-Advisory Contracts and Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to the Funds, Delaware Investments Funds Advisers and Sustainable Growth Advisers, LP, sub-advisers to Voya Multi-Manager Emerging Markets Equity Fund, Lazard Asset Management, LLC and Wellington Management Company LLP, sub-advisers to Voya Multi-Manager International Equity Fund (the “Sub-Advisers”), and Macquarie Investment Management Global Limited, sub-sub-adviser to Voya Multi-Manager Emerging Markets Equity Fund, and Voya Investment Management (UK) Limited, sub-sub-adviser to Voya Multi-Manager International Equity Fund (the “Sub-Sub-Advisers”), for an additional one-year period ending November 30, 2026.

In addition to the Board meeting on November 13, 2025, the Independent Trustees also held meetings outside the presence of representatives of the Manager, Sub-Advisers, and Sub-Sub-Advisers (collectively, such persons are referred to herein as “management”) on October 16, 2025 and November 11, 2025. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each

Voya fund’s investment management, sub-advisory, and sub-sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers and sub-sub-advisers, as well as the Manager’s role in monitoring the sub-advisers and sub-sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager, a Sub-Adviser, or a Sub-Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Funds, but may delegate certain of these responsibilities to one

41

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Advisers’ and Sub-Sub-Advisers’ investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and sub-sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, sub-sub-advisers, or allocation among sub-advisers or sub-sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, each Sub-Adviser’s and Sub-Sub-Adviser’s management team, portfolio data and attribution analysis related to each Sub-Adviser and Sub-Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Advisers and Sub-Sub-Advisers.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager, Sub-Advisers, and Sub-Sub-Advisers are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Advisers and Sub-Sub-Advisers to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager, Sub-Advisers, and Sub-Sub-Advisers, and whether those resources are sufficient to provide high-quality services to the Funds.

Based on their deliberations and the materials presented

to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager, each Sub-Adviser, and each Sub-Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management, sub-advisory, and sub-sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar, Inc. (“Morningstar”) category (Morningstar is an independent provider of mutual fund data) and primary benchmark, a broad-based securities market index. With respect to the Funds, the Board also reviewed the performance of the Fund assets allocated by the Manager to each Sub-Adviser and Sub-Sub-Adviser. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager, the Sub-Advisers, and the Sub-Sub-Advisers if and when a Fund grows larger and the extent to which any such economies are shared with the Fund. The Board considered that, while the Funds do not have management fee breakpoints, they may have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager, the Sub-Advisers, or the Sub-Sub-Advisers could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager, Sub-Advisers, and Sub-Sub-Advisers to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager,

42

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Sub-Advisers, or Sub-Sub-Advisers, as applicable, for these differences. For the non-Voya-affiliated Sub-Advisers and Sub-Sub-Adviser, the Board viewed the information related to any material differences in the fee schedules as not being a key factor in its deliberations because of the arm’s-length nature of negotiations between the Manager and non-Voya-affiliated Sub-Advisers and Sub-Sub-Adviser with respect to sub-advisory and sub-sub-advisory fee schedules, and that the Manager is responsible for paying the fees of the Sub-Advisers and that the applicable Sub-Adviser is responsible for paying the fees of the relevant Sub-Sub-Adviser.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to each Sub-Adviser for sub-advisory services for each Fund, including the portion of the contractual and net management fee rates that are paid to each Sub-Adviser, as compared to the compensation paid to the Manager, and the contractual sub-sub-advisory fee schedule payable to the Sub-Sub-Adviser by the relevant Sub-Adviser. In this regard, the Board considered that the Sub-Sub-Adviser is compensated by its relevant Sub-Adviser and not the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager proposed any changes thereto. For each Fund, the Board separately determined that the fees payable to the Manager and the fee schedule payable to each Sub-Adviser and Sub-Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to each Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Fund both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager. The Board did not request profitability data from the Sub-Advisers and Sub-Sub-Adviser, that are not affiliated with the Manager because the Board did not view this data as a key factor to its deliberations given the arm’s-length nature of the relationship between the Manager and these non-Voya-affiliated Sub-Advisers and Sub-Sub-Adviser with respect to the negotiation of sub-advisory and sub-sub-advisory fee schedules. In addition, the Board noted that non-Voya-affiliated sub-advisers and sub-sub-adviser may not account for their profits on an account-by-account basis and those that do often employ different methodologies in connection with these calculations.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser and Sub-Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Funds. The Board also considered information regarding the potential fall-out benefits to the Manager, Sub-Advisers, and Sub-Sub-Advisers and their respective affiliates from their association with the Funds. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s and Sub-Sub-Adviser’s profitability with respect to their services to the Funds and the Manager’s, Sub-Advisers’, and Sub-Sub-Advisers’ potential fall-out benefits were not unreasonable.

Fund-by-Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various

43

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

periods ended March 31, 2025. In addition, the Board also considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings certain additional data regarding each Fund’s more recent performance, asset levels and asset flows. Each Fund’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya Multi-Manager Emerging Markets Equity Fund

In considering whether to approve the renewal of the Contracts for Voya Multi-Manager Emerging Markets Equity Fund, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Fund is ranked in the second quintile of its Morningstar category for the year-to-date period, the third quintile for the three-year period, and the fourth quintile for the one-year, five-year, and ten-year periods; and (2) the Fund underperformed its performance benchmark for all periods presented, with the exception of the year-to-date and three-year periods, during which it outperformed.

In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Fund’s performance during certain periods.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the fifth quintile; (b) the Fund’s contractual management fee rate is ranked in the fourth quintile; and (c) the Fund’s net expense ratio is ranked in the fourth quintile.

In analyzing this fee data, the Board took into account management’s representations that the Fund’s pricing is competitive.

Voya Multi-Manager International Equity Fund

In considering whether to approve the renewal of the Contracts for Voya Multi-Manager International Equity Fund, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Fund is ranked in the second quintile of its Morningstar category for the one-year period, the third quintile for the year-to-date period, the fourth quintile for the five-year period, and the fifth quintile for the three-year and ten-year periods; and (2) the Fund underperformed its performance benchmark for all periods presented, with the exception of the one-year period, during which it outperformed.

In analyzing this performance data, the Board took into account management’s representations regarding: (1) the competitiveness of the Fund’s performance during certain periods; and (2) recent changes to the Fund’s Sub-Advisers in May 2024 and February 2025 and the Fund’s improved performance during the more recent periods in light of management’s remedial measures taken.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the fifth quintile; (b) the Fund’s contractual management fee rate is ranked in the fourth quintile; and (c) the Fund’s net expense ratio is ranked in the third quintile.

In analyzing this fee data, the Board took into account management’s representations regarding the competitiveness of the Fund’s net expense ratio.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Fund and that approval of the continuation of the Contracts is in the best interests of each Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Fund for the year ending November 30, 2026.

44

[This Page Intentionally Left Blank]

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

167702 (0426)

Semi-Annual Financial Statements and Other Information

April 30, 2026

Voya VACS Series EME Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at https://individuals.voya.com or by accessing the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov.

STATEMENT OF ASSETS AND LIABILITIES as of April 30, 2026 (Unaudited)

ASSETS:
Investments in securities at fair value+*	$341,770,727
Short-term investments at fair value†	5,127,611
Cash collateral for futures contracts	30,450
Foreign currencies at value‡	1,869,418
Receivables:
Investment securities and currencies sold	4,722,847
Fund shares sold	124,187
Dividends	586,332
Foreign tax reclaims	38,660
Variation margin on futures contracts	14,002
Unrealized appreciation on forward foreign currency contracts	816
Prepaid expenses	6,825
Other assets	1,864
Total assets	354,293,739
LIABILITIES:
Payable for investment securities and currencies purchased	3,371,540
Payable for fund shares redeemed	1,046,453
Payable upon receipt of securities loaned	2,247,061
Unrealized depreciation on forward foreign currency contracts	2,280
Payable to custodian due to bank overdraft	2,521,433
Payable to trustees under the deferred compensation plan (Note 5)	1,864
Payable for trustee fees	825
Payable for foreign capital gains tax	687,535
Other accrued expenses and liabilities	274,988
Other payables	2,315
Total liabilities	10,156,294
NET ASSETS	$344,137,445
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$204,438,227
Total distributable earnings	139,699,218
NET ASSETS	$344,137,445

+ Including securities loaned at value	$2,121,372
* Cost of investments in securities	$249,876,151
† Cost of short-term investments	$5,127,611
‡ Cost of foreign currencies	$1,869,710

Net assets	$344,137,445
Shares authorized	unlimited
Par value	—
Shares outstanding	21,055,680
Net asset value and redemption price per share	$16.34

See Accompanying Notes to Financial Statements

1

STATEMENT OF OPERATIONS for the six months ended April 30, 2026 (Unaudited)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,844,744
Securities lending income, net	14,850
Other	1,007
Total investment income	3,860,601
EXPENSES:
Transfer agent fees	632
Shareholder reporting expense	1,260
Registration fees	11,985
Professional fees	57,429
Custody and accounting expense	119,729
Trustee fees	4,125
Licensing fee (Note 6)	36,090
Miscellaneous expense	19,191
Interest expense	14,461
Total expenses	264,902
Net investment income	3,595,699
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	63,485,219
Forward foreign currency contracts	(20,557)
Foreign currency related transactions	(206,863)
Futures	74,681
Net realized gain	63,332,480
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	10,831,252
Forward foreign currency contracts	(1,464)
Foreign currency related transactions	11,293
Futures	43,215
Net change in unrealized appreciation (depreciation)	10,884,296
Net realized and unrealized gain	74,216,776
Increase in net assets resulting from operations	$77,812,475
* Foreign taxes withheld	$412,877
^ Foreign capital gains taxes withheld	$38,266
# Increase in foreign capital gains taxes accrued	$88,241

See Accompanying Notes to Financial Statements

2

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
FROM OPERATIONS:
Net investment income	$3,595,699	$6,232,485
Net realized gain	63,332,480	14,718,306
Net change in unrealized appreciation (depreciation)	10,884,296	63,706,924
Increase in net assets resulting from operations	77,812,475	84,657,715
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(32,808,937)	(11,444,838)
Total distributions	(32,808,937)	(11,444,838)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	91,517,090	77,839,307
Reinvestment of distributions	32,808,937	11,444,838
	124,326,027	89,284,145
Cost of shares redeemed	(145,907,054)	(69,157,479)
Net increase (decrease) in net assets resulting from capital share transactions	(21,581,027)	20,126,666
Net increase in net assets	23,422,511	93,339,543
NET ASSETS:
Beginning of year or period	320,714,934	227,375,391
End of year or period	$344,137,445	$320,714,934

See Accompanying Notes to Financial Statements

3

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)	Expenses net of fee waivers and/or recoupments if any (2)(3)	Expenses net of all reductions/ additions (2)(3)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
04-30-26+	14.63	0.16	•	3.03	3.19	0.94	0.54	—	1.48	—	16.34	24.30	0.16	0.16	0.16	2.20	344,137	50
10-31-25	11.32	0.28	•	3.56	3.84	0.48	0.05	—	0.53	—	14.63	35.60	0.22	0.15	0.15	2.40	320,715	49
10-31-24	9.47	0.27	•	1.75	2.02	0.13	0.04	—	0.17	—	11.32	21.62	0.19	0.17	0.17	2.42	227,375	40
06-07-23(4)- 10-31-23	10.00	0.11	•	(0.64)	(0.53)	—	—	—	—	—	9.47	(5.30)	0.17	0.15	0.15	2.61	218,615	11

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

4

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Mutual Funds (the “Trust”) is a Delaware statutory trust organized on December 17, 1992 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. There are six separate active investment series. This report is for Voya VACS Series EME Fund (“EME” or the “Fund”), a diversified series of the Trust.

The Fund does not have a share class designation. All shareholders are allocated the common expenses of the Fund and earn income and realized gains/losses from the Fund. Expenses that are specific to the Fund are charged directly to the Fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as one of the multiple sub-advisers to the Fund. Voya IM serves as one of the multiple sub-advisers for the Fund. Voya Investments Distributor, LLC (“VID”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of the Fund is calculated by taking the value of the Fund’s assets, subtracting the Fund’s liabilities, and dividing by the number of shares that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP

5

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars.

Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2) Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions

6

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid, and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund declares and pays dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in

7

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease or hedge exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

8

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Fund may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At April 30, 2026, the maximum amount of loss that the Fund would incur if its counterparties failed to perform would be $816 which represents the gross payments to be received on open forward foreign currency contracts were they to be unwound as of April 30, 2026. There was no collateral pledged to the Fund at April 30, 2026.

The Fund have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and their derivatives counterparties to reduce the risk that the Fund will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in a Fund net assets and/or a percentage decrease in a Fund NAV, which could cause a Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds’ Master Agreements.

The Fund had a liability position of $2,280 on open forward foreign currency contracts with credit related contingent features. If a contingent feature would have been triggered as of April 30, 2026, the Fund could have been required to pay this amount in cash to its counterparties. At April 30, 2026, the Fund did not pledge any cash collateral.

H. Forward Foreign Currency Transactions and Futures Contracts. The Fund may enter into forward foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Fund either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

For the period ended April 30, 2026, the Fund entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Fund used forward foreign currency contracts primarily to protect their non-U.S. dollar denominated holdings from adverse currency movements. During the period ended April 30, 2026, the Fund had an average contract amount on forward foreign currency contracts to buy and sell of $2,341 and $1,618,284, respectively. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at April 30, 2026.

The Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended April 30, 2026, the Fund purchased futures contracts on equity indices to “equitize” cash. Futures contracts

9

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended April 30, 2026, the Fund had an average notional value on futures contracts purchased of $821,377. Please refer to the tables within the Portfolio of Investments for open futures contracts during the period ended April 30, 2026.

I. Securities Lending. The Fund has the option to temporarily loan securities representing up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Fund. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.

J. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended April 30, 2026, the cost of purchases and the proceeds from the sales of investments, excluding short-term securities, were as follows:

Purchases	Sales
$164,919,086	$214,866,266

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. There is no management fee charged per the Management Agreement for EME.

The Investment Adviser has entered into sub-advisory agreements with Nomura Investments Fund Advisers, Sustainable Growth Advisers, LP and Voya IM. These sub-advisers provide investment advice for the Fund and are paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At April 30, 2026, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the following Fund:

Subsidiary	Percentage
Voya Investment Trust Co.	86.46%

The Investment Adviser may direct the Fund’s Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate the Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of the Fund. Any amount credited to the Fund is reflected as brokerage commission recapture on the accompanying Statement of Operations.

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments,

10

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited) (continued)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTE 6 — LICENSING FEES

EME pays an annual licensing fee to FTSE International Limited in order to obtain data and permissions necessary to achieve its principal investment strategy.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Fund’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, to 0.15% of the average net assets.

The Expense Limitation Agreement is contractual through March 1, 2027. Modification of the Expense Limitation

Agreement requires written agreement signed by each of the parties and approval by the Fund's Board.

NOTE 8 — LINE OF CREDIT

The Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Fund utilized the line of credit during the period ended April 30, 2026, as follows:

Approximate
	Approximate	Weighted
	Average	Average
	Daily Balance	Interest Rate
Days	For Days	For Days
Utilized	Utilized	Utilized
17	$6,585,706	4.65%

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
4/30/2026	6,365,412	—	2,494,976	(9,728,276)	—	(867,888)	91,517,090	—	32,808,937	(145,907,054)	—	(21,581,027)
10/31/2025	6,726,376	—	1,061,673	(5,950,415)	—	1,837,634	77,839,307	—	11,444,838	(69,157,479)	—	20,126,666

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Fund at its last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Fund bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Fund indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have

11

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of April 30, 2026:

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
BofA Securities Inc	$727,671	$(727,671)	$—
J.P. Morgan Securities LLC	560,921	(560,921)	—
J.P. Morgan Securities PLC	579,205	(579,205)	—
Merrill Lynch International	253,575	(253,575)	—
Total	$2,121,372	$(2,121,372)	$—

(1) Cash Collateral with a fair value of $ 2,247,061 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs) and wash sale deferrals.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended	Year Ended
October 31,	October 31,
2025	2024
Ordinary	Ordinary
Income	Income
$11,444,838	$4,130,918

The tax-basis components of distributable earnings as of October 31, 2025, were:

Undistributed	Undistributed	Unrealized		Total
Ordinary	Long-term	Appreciation/		Distributable
Income	Capital Gains	(Depreciation)	Other	Earnings/(Loss)
$21,714,742	$9,875,819	$63,704,413	$(599,294)	$94,695,680

At October 31, 2025, the Fund did not have any capital loss carryforwards for U.S. federal income tax purposes.

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

12

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

As of April 30, 2026, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Pandemics and other disruptions may also create challenges for real estate markets, including lower occupancy rates, decreased lease payments, defaults, and foreclosures, among other consequences. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Military action by Russia in Ukraine, the prolonged conflict between Hamas and Israel, the Iranian conflict that commenced in February 2026, and political upheaval in Venezuela have resulted, and may continue to result, in sanctions, market disruptions, declines in regional and global stock markets, unusual volatility in global commodity markets, and disruptions to energy production or transportation, including through key shipping routes, any of which could adversely affect the value of a Fund's investments, including beyond a Fund's direct exposure to issuers in the affected regions. The escalation or expansion of hostilities, including the involvement of additional nations, could introduce further uncertainty and volatility in global energy, commodity, and financial markets. The extent and duration of these conflicts, related sanctions, and resulting market disruptions are impossible to predict but could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund's investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund's service providers. Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

NOTE 13 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect the Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Fund have one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of

13

NOTES TO FINANCIAL STATEMENTS as of April 30, 2026 (Unaudited) (continued)

NOTE 13 — SEGMENT REPORTING (continued)

executive leaders and it reviews the operating results of the Fund holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about the Fund’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENT

The Fund has adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 15 — SUBSEQUENT EVENTS

Line of Credit Renewal: Effective June 8, 2026, the funds to which the Credit Agreement is available have entered into a renewed Credit Agreement with BNY for an aggregate amount of $300,000,000 and continue to pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

14

Voya VACS Series EME Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 97.6%
	Australia: 0.1%
4,537	Anglogold Ashanti PLC	$421,620	0.1

	Brazil: 8.5%
82,891	Ambev SA	244,230	0.1
233,008 (1)	Ambev SA, ADR	680,383	0.2
19,138	Axia Energia	240,317	0.1
161,820	B3 SA - Brasil Bolsa Balcao	590,510	0.2
134,995	Banco Bradesco SA, ADR	523,781	0.1
20,135	Banco Santander Brasil SA, ADR	117,991	0.0
35,927	BB Seguridade Participacoes SA	246,391	0.1
113,248	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	759,747	0.2
24,030	Cia de Saneamento de Minas Gerais Copasa MG	262,924	0.1
44,295	Cia de Saneamento do Parana	367,560	0.1
77,445	Cia Paranaense de Energia - Copel	248,516	0.1
39,204	Energisa S/A	420,081	0.1
33,208	Equatorial Energia SA	285,418	0.1
77,301	Itau Unibanco Holding SA, ADR	672,519	0.2
26,563	Localiza Rent a Car SA	248,046	0.1
77,075	Lojas Renner SA	211,062	0.1
35,253 (1)	MBRF Global Foods Co. SA, ADR	121,623	0.0
2,584 (2)	MercadoLibre, Inc.	4,632,156	1.3
31,376	Multiplan Empreendimentos Imobiliarios SA	200,543	0.0
155,315 (2)	NU Holdings Ltd./Cayman Islands - Class A	2,248,961	0.6
21,807	Petroleo Brasileiro SA	240,891	0.1
58,759	Petroleo Brasileiro SA - Foreign, ADR	1,294,461	0.4
43,271 (2)	PRIO SA/Brazil	580,669	0.2
43,984	Raia Drogasil SA	194,170	0.0
29,150 (3)	Rede D'Or Sao Luiz SA	225,698	0.1
20,320	Rumo SA	64,959	0.0
28,814	Suzano SA	255,915	0.1
44,531	Telefonica Brasil SA	354,230	0.1
15,091	Telefonica Brasil SA, ADR	239,494	0.1
92,846	TIM SA/Brazil	483,561	0.1
8,516 (1)	TIM SA/Brazil, ADR	220,905	0.1
628,080	Totvs SA	4,058,839	1.2
32,505	Transmissora Alianca de Energia Eletrica SA	279,244	0.1
11,500	Vale SA, ADR	188,140	0.0
55,062	Vale SA - Foreign	904,245	0.3
256,217	Vibra Energia SA	1,727,155	0.5
234,807	XP, Inc. - Class A	4,498,902	1.3
		29,134,237	8.5
	Chile: 0.5%
25,403	Empresas Copec SA	177,943	0.0
2,522,542	Enel Chile SA	226,516	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Chile (continued)
35,422	Falabella SA	$214,545	0.1
124,037	Plaza SA	616,167	0.2
4,281 (2)	Sociedad Quimica y Minera de Chile SA, ADR	394,580	0.1
		1,629,751	0.5
	China: 12.2%
177,500	Alibaba Group Holding Ltd.	2,925,380	0.8
41,621	Alibaba Group Holding Ltd., ADR	5,488,977	1.6
226,000	Aluminum Corp. of China Ltd. - Class H	330,990	0.1
36,300 (2)	Baidu, Inc. - Class A	573,214	0.2
58,500	Beijing Enterprises Holdings Ltd.	231,535	0.1
1,141,000 (3)	CGN Power Co. Ltd. - Class H	508,383	0.1
365,000	China Everbright Environment Group Ltd.	262,453	0.1
65,500	China Hongqiao Group Ltd.	277,265	0.1
170,000	China Life Insurance Co. Ltd. - Class H	627,139	0.2
178,000	China Oilfield Services Ltd. - Class H	214,923	0.1
36,000	China Shenhua Energy Co. Ltd. - Class H	223,627	0.1
144,000 (3)	China Tower Corp. Ltd. - Class H	204,065	0.1
208,000	COSCO Shipping Holdings Co. Ltd. - Class H	382,407	0.1
314,000	CSPC Pharmaceutical Group Ltd.	342,127	0.1
36,900	ENN Energy Holdings Ltd.	289,271	0.1
112,000	Geely Automobile Holdings Ltd.	327,456	0.1
604,809	H World Group Ltd.	3,122,707	0.9
97,800	Haier Smart Home Co. Ltd. - Class H	276,232	0.1
12,412 (2)	iQIYI, Inc., ADR	14,646	0.0
20,850	JD.com, Inc. - Class A	315,880	0.1
31,400	Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class H	261,822	0.1
38,000	Kingboard Holdings Ltd.	215,412	0.1
452,000	Kunlun Energy Co. Ltd.	434,980	0.1
70,500	Li Ning Co. Ltd.	183,545	0.0
39,700	Midea Group Co. Ltd. - Class H	458,759	0.1
9,700	NetEase, Inc.	227,069	0.1
6,559 (2)	PDD Holdings, Inc., ADR	655,113	0.2
754,000	People's Insurance Co. Group of China Ltd. - Class H	515,899	0.1
1,984,000	PetroChina Co. Ltd. - Class H	3,060,348	0.9
124,000	PICC Property & Casualty Co. Ltd. - Class H	223,989	0.1

See Accompanying Notes to Financial Statements

15

Voya VACS Series EME Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	China (continued)
34,250 (3)	Shandong Gold Mining Co. Ltd. - Class H	$125,461	0.0
296,000	Sino Biopharmaceutical Ltd.	206,035	0.1
271,000	Sinotrans Ltd. - Class H	176,822	0.0
38,000	Sinotruk Hong Kong Ltd.	186,592	0.0
154,400	Tencent Holdings Ltd.	9,377,062	2.7
17,410	Tencent Music Entertainment Group, ADR	159,650	0.0
3,750 (2)	Trip.com Group Ltd.	202,496	0.1
7,498 (2)	Trip.com Group Ltd., ADR	406,467	0.1
271,000	Uni-President China Holdings Ltd.	249,462	0.1
12,820	Weibo Corp. - Class A	106,139	0.0
92,000	Weichai Power Co. Ltd. - Class H	457,322	0.1
190,500	Yangzijiang Shipbuilding Holdings Ltd.	649,693	0.2
108,000	Yankuang Energy Group Co. Ltd. - Class H	226,601	0.1
121,704	Yum China Holdings, Inc.	5,955,374	1.7
10,550 (1)	ZTO Express Cayman, Inc.	267,325	0.1
		41,928,114	12.2
	Colombia: 0.1%
47,754	Interconexion Electrica SA ESP	369,328	0.1

	Cyprus: 0.0%
17,864	Bank of Cyprus Holdings PLC	193,590	0.0

	Czechia: 0.1%
3,576	CEZ AS	206,019	0.1

	Egypt: 0.3%
405,016	Commercial International Bank Egypt SAE	1,019,903	0.3

	Greece: 0.8%
46,129	Eurobank SA	200,710	0.0
17,018	GEK Terna Holding Real Estate Construction SA	817,831	0.2
13,639	Hellenic Telecommunications Organization SA	290,856	0.1
8,524	Jumbo SA	232,498	0.1
12,841	Motor Oil Hellas Corinth Refineries SA	572,694	0.2
13,622	National Bank of Greece SA	215,885	0.1
12,285	OPAP SA	175,443	0.0
11,921	Public Power Corp. SA	253,115	0.1
		2,759,032	0.8
	Hong Kong: 1.7%
523,716	AIA Group Ltd.	5,749,757	1.7

	Hungary: 0.8%
37,161	Magyar Telekom Telecommunications PLC	294,363	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Hungary (continued)
88,764	MOL Hungarian Oil & Gas PLC	$1,183,166	0.3
3,738	OTP Bank Nyrt	501,374	0.2
15,222	Richter Gedeon Nyrt	642,060	0.2
		2,620,963	0.8
	India: 10.3%
7,930	APL Apollo Tubes Ltd.	159,904	0.0
22,232	Apollo Hospitals Enterprise Ltd.	1,794,584	0.5
22,931	Aurobindo Pharma Ltd.	337,442	0.1
13,871	Axis Bank Ltd.	186,046	0.0
56,676	Bharat Electronics Ltd.	258,738	0.1
82,583	Bharat Petroleum Corp. Ltd.	262,959	0.1
3,541	Britannia Industries Ltd.	213,623	0.1
87,124	Coal India Ltd.	443,116	0.1
512,318	Coforge Ltd.	5,088,672	1.5
5,632	Cummins India Ltd.	313,783	0.1
20,080	Dr Reddy's Laboratories Ltd.	280,435	0.1
3,712	Eicher Motors Ltd.	279,309	0.1
137,165	GAIL India Ltd.	237,280	0.1
27,307	HCL Technologies Ltd.	347,316	0.1
7,525 (3)	HDFC Asset Management Co. Ltd.	215,916	0.1
137,858	HDFC Bank Ltd.	1,127,551	0.3
200,958	HDFC Bank Ltd., ADR	5,106,343	1.5
9,179	Hero MotoCorp Ltd.	496,005	0.1
50,748	Hindalco Industries Ltd.	557,547	0.2
30,092	Hindustan Unilever Ltd.	715,369	0.2
99,936	Indian Oil Corp. Ltd.	150,446	0.0
90,408 (2)	Indus Towers Ltd.	391,897	0.1
54,798	Infosys Ltd.	689,859	0.2
214,631	Infosys Ltd. - Foreign, ADR	2,674,302	0.8
18,492 (2)	Kwality Wall’s India Ltd.	5,305	0.0
4,925 (3)	LTIMindtree Ltd.	223,321	0.1
1,675	Maruti Suzuki India Ltd.	236,310	0.1
9,724	Mphasis Ltd.	234,769	0.1
6,489	Multi Commodity Exchange of India Ltd.	204,442	0.1
101,440	National Aluminium Co. Ltd.	429,205	0.1
52,775	NTPC Ltd.	222,842	0.1
107,506	Oil & Natural Gas Corp. Ltd.	340,808	0.1
3,575	Persistent Systems Ltd.	182,659	0.0
70,389	Power Grid Corp. of India Ltd.	237,035	0.1
366,832	Reliance Industries Ltd.	5,563,520	1.6
25,212	Reliance Strategic Investments Ltd.	65,734	0.0
44,901 (4)	Talwandi Sabo Power Ltd.	11,453	0.0
123,213	Tata Consultancy Services Ltd.	3,233,394	0.9
38,148	Tata Consumer Products Ltd.	460,041	0.1
47,384	Tata Motors Ltd.	171,328	0.0

See Accompanying Notes to Financial Statements

16

Voya VACS Series EME Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	India (continued)
114,240	Tata Steel Ltd.	$255,459	0.1
37,437	Tech Mahindra Ltd.	585,198	0.2
44,901 (4)	Vedanta Aluminium Metal Ltd.	183,211	0.0
44,901	Vedanta Ltd.	128,946	0.0
89,802 (4)	Vedanta Ltd.	34,354	0.0
94,333	Wipro Ltd.	201,002	0.1
		35,538,778	10.3
	Indonesia: 1.7%
2,937,600	Astra International Tbk PT	1,017,699	0.3
11,160,332	Bank Central Asia Tbk PT	3,783,802	1.1
1,835,300	Perusahaan Gas Negara Tbk PT	206,469	0.0
2,408,000	Telkom Indonesia Persero Tbk PT	393,908	0.1
2,872,900	Unilever Indonesia Tbk PT	254,760	0.1
166,600	United Tractors Tbk PT	279,592	0.1
		5,936,230	1.7
	Japan: 1.3%
9,598	Fast Retailing Co. Ltd.	4,518,214	1.3

	Kuwait: 0.1%
204,862	Mobile Telecommunications Co. KSCP	379,744	0.1

	Luxembourg: 0.1%
15,878	Reinet Investments SCA	548,083	0.1

	Malaysia: 1.3%
374,300	Axiata Group Bhd	221,479	0.1
188,300	Maxis Bhd	165,730	0.0
146,700	MISC Bhd	309,173	0.1
48,300	Petronas Dagangan Bhd	245,422	0.1
53,000	Petronas Gas Bhd	237,809	0.1
218,700	Press Metal Aluminium Holdings Bhd	475,231	0.1
786,100	Public Bank Bhd	926,959	0.3
802,100	Sime Darby Bhd	437,169	0.1
137,500	Sime Darby Plantation Bhd	214,654	0.1
138,400	Sunway Bhd	187,426	0.0
129,800	Telekom Malaysia Bhd	244,769	0.1
182,600	Tenaga Nasional Bhd	669,229	0.2
		4,335,050	1.3
	Mexico: 5.4%
73,035 (1)	Alsea SAB de CV	215,361	0.1
198,112	America Movil SAB de CV	263,567	0.1
32,795	America Movil SAB de CV - Foreign, ADR	872,347	0.2
25,711	Arca Continental SAB de CV	309,074	0.1
1,040,471	Cemex SAB de CV	1,278,215	0.4
34,813	Cemex SAB de CV - Foreign, ADR	428,200	0.1
22,734	Coca-Cola Femsa SAB de CV	230,288	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Mexico (continued)
4,604	Coca-Cola Femsa SAB de CV - Foreign, ADR	$467,674	0.1
320,311	Fibra Uno Administracion SA de CV	549,545	0.2
49,132	Fomento Economico Mexicano SAB de CV	580,325	0.2
33,988	Fomento Economico Mexicano SAB de CV - Foreign, ADR	4,018,741	1.2
167,106	Gentera SAB de CV	436,694	0.1
21,263	Grupo Aeroportuario del Centro Norte SAB de CV	280,569	0.1
17,101	Grupo Aeroportuario del Pacifico SAB de CV - Class B	430,685	0.1
8,062	Grupo Aeroportuario del Sureste SAB de CV - Class B	245,148	0.1
47,979	Grupo Bimbo SAB de CV	163,093	0.0
27,746 (1)	Grupo Comercial Chedraui SA de CV	162,345	0.0
112,207	Grupo Financiero Banorte SAB de CV - Class O	1,222,821	0.4
28,291	Grupo Mexico SAB de CV	310,143	0.1
41,204	Grupo Televisa SAB, ADR	117,431	0.0
150,387	Kimberly-Clark de Mexico SAB de CV - Class A	339,626	0.1
112,693	Megacable Holdings SAB de CV	396,298	0.1
25,036 (2)	Ollamani SAB	110,357	0.0
48,016	Prologis Property Mexico SA de CV	219,897	0.1
33,459	Promotora y Operadora de Infraestructura SAB de CV	529,759	0.1
1,409,347	Wal-Mart de Mexico SAB de CV	4,455,920	1.3
		18,634,123	5.4
	Peru: 0.3%
9,931	Cia de Minas Buenaventura SAA, ADR	323,651	0.1
2,211	Credicorp Ltd.	716,740	0.2
		1,040,391	0.3
	Philippines: 0.2%
31,640	International Container Terminal Services, Inc.	365,424	0.1
418,400	JG Summit Holdings, Inc.	184,443	0.1
		549,867	0.2
	Qatar: 0.1%
55,274	Ooredoo QPSC	207,980	0.1
29,216	Qatar Islamic Bank SAQ	178,297	0.0
		386,277	0.1
	Romania: 0.3%
61,756	Banca Transilvania SA	506,146	0.1
37,588	NEPI Rockcastle NV	318,170	0.1

See Accompanying Notes to Financial Statements

17

Voya VACS Series EME Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Romania (continued)
5,802	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	$208,141	0.1
		1,032,457	0.3
	Saudi Arabia: 0.6%
54,574	Electrical Industries Co.	265,084	0.1
19,030	Etihad Etisalat Co.	330,414	0.1
65,526	Jarir Marketing Co.	262,943	0.1
9,255	SABIC Agri-Nutrients Co.	359,880	0.1
58,460 (3)	Saudi Arabian Oil Co.	433,610	0.1
24,384	Saudi Telecom Co.	283,415	0.1
		1,935,346	0.6
	Singapore: 2.4%
1,228,842 (2)	Grab Holdings Ltd. - Class A	4,694,177	1.4
40,989 (2)	Sea Ltd., ADR	3,479,146	1.0
		8,173,323	2.4
	South Africa: 3.1%
9,669	Bid Corp. Ltd.	236,601	0.1
11,397	Capitec Bank Holdings Ltd.	2,959,265	0.9
11,216	Clicks Group Ltd.	178,060	0.0
36,464	Exxaro Resources Ltd.	481,393	0.1
38,245	FirstRand Ltd.	202,778	0.1
10,845	Gold Fields Ltd.	459,419	0.1
172,519	Growthpoint Properties Ltd.	169,334	0.0
46,653	OUTsurance Group Ltd.	198,207	0.1
129,865 (3)	Pepkor Holdings Ltd.	171,569	0.0
911,713	Sanlam Ltd.	4,695,693	1.4
11,617	Shoprite Holdings Ltd.	195,803	0.1
30,148	Tiger Brands Ltd.	524,864	0.1
24,119	Vodacom Group Ltd.	204,608	0.1
59,008	Woolworths Holdings Ltd./South Africa	184,844	0.0
		10,862,438	3.1
	South Korea: 24.4%
13,034	Cheil Worldwide, Inc.	176,717	0.0
1,689	CJ Corp.	257,197	0.1
3,628	DB Insurance Co. Ltd.	412,843	0.1
7,730	GS Holdings Corp.	429,327	0.1
4,497	Hana Financial Group, Inc.	390,706	0.1
8,791	Hankook Tire & Technology Co. Ltd.	353,759	0.1
4,252	HD Hyundai Co. Ltd.	902,767	0.3
2,124	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	665,083	0.2
3,081	Hyundai Glovis Co. Ltd.	475,718	0.1
2,272	Hyundai Mobis Co. Ltd.	657,106	0.2
3,291	Hyundai Motor Co.	1,192,855	0.3
2,710	KB Financial Group, Inc.	296,759	0.1
8,752	Kia Corp.	902,697	0.3
15,630	Korea Electric Power Corp.	468,304	0.1
3,399	KT&G Corp.	408,604	0.1
4,368	LG Corp.	294,791	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	South Korea (continued)
70,198 (2)	LG Display Co. Ltd.	$586,115	0.2
2,930	LG Electronics, Inc.	282,197	0.1
2,262	LG Innotek Co. Ltd.	884,342	0.2
52,464	LG Uplus Corp.	562,558	0.2
33,349	NAVER Corp.	4,790,325	1.4
1,282	POSCO Holdings, Inc.	404,344	0.1
3,955	S-1 Corp.	229,588	0.1
19,210	Samsung C&T Corp.	3,924,690	1.1
1,952	Samsung Electro- Mechanics Co. Ltd.	1,119,833	0.3
95,501	Samsung Electronics Co. Ltd.	14,381,275	4.2
25,239	Samsung Engineering Co. Ltd.	914,080	0.3
704	Samsung Fire & Marine Insurance Co. Ltd.	218,813	0.1
6,030	Samsung Life Insurance Co. Ltd.	1,025,578	0.3
5,570	Samsung SDS Co. Ltd.	630,470	0.2
3,341	Samsung Securities Co. Ltd.	244,810	0.1
13,024	Shinhan Financial Group Co. Ltd.	884,443	0.2
22,447	SK Hynix, Inc.	20,017,532	5.8
40,033 (2)	SK Square Co. Ltd.	23,299,243	6.8
6,448	SK Telecom Co. Ltd.	417,844	0.1
1,967	SK, Inc.	572,585	0.2
15,328	Woori Financial Group, Inc.	349,542	0.1
		84,025,440	24.4
	Taiwan: 16.1%
50,000	ASE Technology Holding Co. Ltd.	783,733	0.2
17,000	Asustek Computer, Inc.	314,976	0.1
27,000	Delta Electronics, Inc.	1,893,388	0.5
3,000	Elite Material Co. Ltd.	447,014	0.1
598,000 (1)(2)(3)	FIT Hon Teng Ltd.	591,020	0.2
131,000	Formosa Chemicals & Fibre Corp.	218,008	0.1
193,000	Hon Hai Precision Industry Co. Ltd.	1,363,549	0.4
270,000	Innolux Corp.	206,297	0.1
32,000	King Yuan Electronics Co. Ltd.	312,877	0.1
2,400	Largan Precision Co. Ltd.	192,715	0.0
126,000	Lite-On Technology Corp.	675,597	0.2
43,000	MediaTek, Inc.	3,589,711	1.0
15,000	Novatek Microelectronics Corp.	194,833	0.1
4,000	Phison Electronics Corp.	250,304	0.1
95,000	Powertech Technology, Inc.	623,049	0.2
30,000	Quanta Computer, Inc.	299,126	0.1
17,000	Realtek Semiconductor Corp.	290,231	0.1
127,000	Synnex Technology International Corp.	332,923	0.1
549,563	Taiwan Semiconductor Manufacturing Co. Ltd.	38,151,690	11.1
50,000	Tripod Technology Corp.	720,362	0.2

See Accompanying Notes to Financial Statements

18

Voya VACS Series EME Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Taiwan (continued)
6,000	United Integrated Services Co. Ltd.	$183,050	0.0
586,000	United Microelectronics Corp.	1,471,948	0.4
2,000	Wiwynn Corp.	300,281	0.1
96,000	WT Microelectronics Co. Ltd.	623,752	0.2
34,000	Yageo Corp.	346,654	0.1
70,000	Zhen Ding Technology Holding Ltd.	944,459	0.3
		55,321,547	16.1
	Thailand: 1.7%
35,600	Advanced Info Service PCL	371,822	0.1
342,300	Bangkok Dusit Medical Services PCL - Class F	192,235	0.0
149,300	Central Pattana PCL	285,481	0.1
2,006,096	CP ALL PCL - Foreign	2,682,643	0.8
669,000	Digital Telecommunications Infrastructure Fund - Class F	207,283	0.1
100,700	Gulf Development PCL	178,476	0.0
37,500	Kasikornbank PCL	223,177	0.1
181,500	Krung Thai Bank PCL	183,741	0.0
110,700	PTT Exploration & Production PCL	525,587	0.1
346,900	PTT PCL - Foreign	375,128	0.1
75,400	Siam Cement PCL - Foreign	557,137	0.2
143,000	Thai Oil PCL - Foreign	211,461	0.1
		5,994,171	1.7
	Turkey: 0.6%
592,092	Akbank TAS	958,924	0.3
18,014	BIM Birlesik Magazalar AS	295,943	0.1
63,515	Turkcell Iletisim Hizmetleri AS, ADR	401,415	0.1
59,758	Turkiye Petrol Rafinerileri AS	359,252	0.1
		2,015,534	0.6
	United Arab Emirates: 1.0%
167,625	Abu Dhabi National Oil Co. for Distribution PJSC	167,483	0.0
436,577	Air Arabia PJSC	588,330	0.2
197,837	Aldar Properties PJSC	416,072	0.1
263,421	Dubai Electricity & Water Authority PJSC	190,048	0.1
248,369	Dubai Investments PJSC	274,369	0.1
117,027	Emaar Development PJSC	464,527	0.1
311,895	Emaar Properties PJSC	1,004,302	0.3
56,395	Emirates Telecommunications Group Co. PJSC	285,575	0.1
		3,390,706	1.0
	United Kingdom: 1.3%
77,164	Unilever PLC, ADR	4,551,133	1.3

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United States: 0.2%
1,233 (2)	BeiGene Ltd., ADR	$364,068	0.1
4,984	Titan Cement International SA	269,550	0.1
		633,618	0.2
	Total Common Stock (Cost $244,971,073)	335,834,784	97.6

EXCHANGE-TRADED FUNDS: 0.2%
9,319	iShares Core MSCI Emerging Markets ETF	731,448	0.2
	Total Exchange-Traded Funds (Cost $721,750)	731,448	0.2

PREFERRED STOCK: 1.5%
	Brazil: 1.0%
215,989	Cia Energetica de Minas Gerais	549,590	0.2
152,156	Gerdau SA	698,127	0.2
478,921	Itausa SA	1,345,327	0.4
196,544	Metalurgica Gerdau SA	394,930	0.1
31,757	Petroleo Brasileiro SA	316,621	0.1
		3,304,595	1.0
	Chile: 0.0%
42,407	Embotelladora Andina SA	197,677	0.0

	Colombia: 0.1%
29,002	Grupo de Inversiones Suramericana SA	322,662	0.1

	South Korea: 0.4%
6,338	LG Chem Ltd.	804,165	0.2
5,331	Samsung Electronics Co. Ltd.	575,396	0.2
		1,379,561	0.4
	Total Preferred Stock (Cost $4,183,328)	5,204,495	1.5
	Total Long-Term Investments (Cost $249,876,151)	341,770,727	99.3

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 1.5%
	Repurchase Agreements: 0.7%
1,000,000 (5)	Citadel Securities LLC, Repurchase Agreement dated 04/30/2026, 3.710%, due 05/01/2026 (Repurchase Amount $1,000,102, collateralized by various U.S. Government Securities, 0.000%-6.750%, Market Value plus accrued interest $1,020,105, due 05/15/26-02/15/56)	1,000,000	0.3

See Accompanying Notes to Financial Statements

19

Voya VACS Series EME Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 04/30/2026, 3.650%, due 05/01/2026 (Repurchase Amount $1,000,100, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%- 6.500%, Market Value plus accrued interest $1,020,000, due 05/12/27-05/01/56)	$1,000,000	0.3
247,061 (5)	Deutsche Bank Securities Inc., Repurchase Agreement dated 04/30/2026, 3.640%, due 05/01/2026 (Repurchase Amount $247,086, collateralized by various U.S. Government Securities, 3.000%-3.250%, Market Value plus accrued interest $252,002, due 05/15/42-02/15/48)	247,061	0.1
	Total Repurchase Agreements (Cost $2,247,061)	2,247,061	0.7

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.8%
2,880,550 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.540% (Cost $2,880,550)	$2,880,550	0.8
	Total Short-Term Investments (Cost $5,127,611)	5,127,611	1.5
	Total Investments in Securities (Cost $255,003,762)	$346,898,338	100.8
	Liabilities in Excess of Other Assets	(2,760,893)	(0.8)
	Net Assets	$344,137,445	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of April 30, 2026.

Percentage
Sector Diversification	of Net Assets
Information Technology	30.8%
Financials	15.5
Industrials	13.1
Consumer Discretionary	12.1
Communication Services	7.0
Consumer Staples	6.7
Energy	5.3
Materials	3.3
Utilities	2.6
Health Care	1.4
Real Estate	1.3
Exchange-Traded Funds	0.2
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(0.8)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

20

Voya Vacs Series EME Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	April 30, 2026
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$421,620	$—	$421,620
Brazil	29,134,237	—	—	29,134,237
Chile	1,629,751	—	—	1,629,751
China	8,102,305	33,825,809	—	41,928,114
Colombia	369,328	—	—	369,328
Cyprus	—	193,590	—	193,590
Czechia	206,019	—	—	206,019
Egypt	—	1,019,903	—	1,019,903
Greece	1,096,048	1,662,984	—	2,759,032
Hong Kong	—	5,749,757	—	5,749,757
Hungary	1,183,166	1,437,797	—	2,620,963
India	8,459,614	26,850,146	229,018	35,538,778
Indonesia	534,352	5,401,878	—	5,936,230
Japan	—	4,518,214	—	4,518,214
Kuwait	379,744	—	—	379,744
Luxembourg	548,083	—	—	548,083
Malaysia	1,703,768	2,631,282	—	4,335,050
Mexico	18,634,123	—	—	18,634,123
Peru	1,040,391	—	—	1,040,391
Philippines	549,867	—	—	549,867
Qatar	386,277	—	—	386,277
Romania	1,032,457	—	—	1,032,457
Saudi Arabia	262,943	1,672,403	—	1,935,346
Singapore	8,173,323	—	—	8,173,323
South Africa	5,154,919	5,707,519	—	10,862,438
South Korea	857,005	83,168,435	—	84,025,440
Taiwan	—	55,321,547	—	55,321,547
Thailand	989,329	5,004,842	—	5,994,171
Turkey	401,415	1,614,119	—	2,015,534
United Arab Emirates	1,107,633	2,283,073	—	3,390,706
United Kingdom	4,551,133	—	—	4,551,133
United States	364,068	269,550	—	633,618
Total Common Stock	96,851,298	238,754,468	229,018	335,834,784
Exchange-Traded Funds	731,448	—	—	731,448
Preferred Stock	3,824,934	1,379,561	—	5,204,495
Short-Term Investments	2,880,550	2,247,061	—	5,127,611
Total Investments, at fair value	$104,288,230	$242,381,090	$229,018	$346,898,338
Other Financial Instruments+
Forward Foreign Currency Contracts	—	816	—	816
Futures	65,138	—	—	65,138
Total Assets	$104,353,368	$242,381,906	$229,018	$346,964,292
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(2,280)	$—	$(2,280)
Total Liabilities	$—	$(2,280)	$—	$(2,280)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

21

Voya Vacs Series EME Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited) (continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At April 30, 2026, the following forward foreign currency contracts were outstanding for Voya VACS Series EME Fund:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	197,320	ZAR	3,273,718	The Bank of New York Mellon	05/04/26	$789
ZAR	39,461	USD	2,341	The Bank of New York Mellon	05/04/26	27
USD	449,273	HKD	3,523,859	The Bank of New York Mellon	05/04/26	(629)
USD	200,449	HKD	1,571,477	The Bank of New York Mellon	05/05/26	(186)
USD	488,253	HKD	3,827,790	The Bank of New York Mellon	05/05/26	(453)
USD	282,989	ZAR	4,730,747	The Bank of New York Mellon	05/06/26	(1,012)
						$(1,464)

At April 30, 2026, the following futures contracts were outstanding for Voya VACS Series EME Fund:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Appreciation
Long Contracts:
MSCI Emerging Markets Index	9	06/19/26	$735,390	$65,138
			$735,390	$65,138

Currency Abbreviations:

HKD	—	Hong Kong Sar Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of April 30, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$816
Equity contracts	Variation margin receivable on futures contracts*	65,138
Total Asset Derivatives		$65,954
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$2,280
Total Liability Derivatives		$2,280

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the period ended April 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

	Forward
	foreign
	currency
Derivatives not accounted for as hedging instruments	contracts	Futures	Total
Equity contracts	$—	$74,681	$74,681
Foreign exchange contracts	(20,557)	—	(20,557)
Total	$(20,557)	$74,681	$54,124

See Accompanying Notes to Financial Statements

22

Voya Vacs Series EME Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2026 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Equity contracts	$—	$43,215	$43,215
Foreign exchange contracts	(1,464)	—	(1,464)
Total	$(1,464)	$43,215	$41,751

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at April 30, 2026:

The Bank
of New York
Mellon
Assets:
Forward foreign currency contracts	$816
Total Assets	$816
Liabilities:
Forward foreign currency contracts	$2,280
Total Liabilities	$2,280
Net OTC derivative instruments by
counterparty, at fair value	$(1,464)
Total collateral pledged by the
Fund/(Received from counterparty)	$—
Net Exposure(1)	$(1,464)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At April 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $274,168,312.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$87,820,725
Gross Unrealized Depreciation	(13,143,775)
Net Unrealized Appreciation	$74,676,950

See Accompanying Notes to Financial Statements

23

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACTS

At a meeting held on November 13, 2025, the Board of Trustees (“Board”) of Voya Mutual Funds (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya VACS Series EME Fund, a series of the Trust (the “Fund”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contract (the “Management Contract”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Fund, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contract, the “Contracts”) with Voya Investment Management Co. LLC and Sustainable Growth Advisers, L.P. (“SGA”), sub-advisers to the Fund (the “Sub-Advisers”), for an additional one-year period ending November 30, 2026.

In addition to the Board meeting on November 13, 2025, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Advisers (collectively, such persons are referred to herein as “management”) on October 16, 2025 and November 11, 2025. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for the Fund (“Selected Peer Group”) based on the Fund’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or a Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Fund, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Fund as set forth in the Management Contract, including oversight of the Fund’s operations and risk management and the oversight of its various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Advisers’ investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Fund under

24

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Advisers are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for the Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Advisers to the Fund and the level of resources committed to the Fund (and other relevant funds in the Voya funds) by the Manager and the Sub-Advisers, and whether those resources are sufficient to provide high-quality services to the Fund.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and each Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of the Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar, Inc. (“Morningstar”) category (Morningstar is an independent provider of mutual fund data) and primary benchmark, a broad-based securities market index. The Board also reviewed the performance of the Fund assets allocated by the Manager to each Sub-Adviser. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of the Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Advisers if and when the Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted that there is no management fee charged pursuant to the Management Contract or the Sub-Advisory Contract with the Manager and Voya Investment Management Co. LLC. The Board also considered that the Fund has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Advisers could be shared with the Fund through such fee waivers, expense reimbursements or other expense reductions. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Advisers to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from the Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Advisers, as applicable, for these differences. For the non-Voya-affiliated Sub-Adviser, the Board viewed the information related to any material differences in the fee schedules as not being a key factor in its deliberations because of the arm’s-length nature of negotiations between the Manager and non-Voya-affiliated Sub-Adviser with respect to sub-advisory fee schedules, and that the Manager is responsible for paying the fees of the Sub-Advisers.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by the Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to each Sub-Adviser for sub-advisory services for the Fund, including the portion of the contractual and net management fee rates that are paid to each Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Fund, including whether the Manager

25

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

proposed any changes thereto. The Board separately determined that the fees payable to the Manager and the fee schedule payable to each Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

The Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to each Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing the Fund both with and without taking into account the profitability of the distributor of the Fund and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager. The Board did not request profitability data from the Sub-Adviser that is not affiliated with the Manager because the Board did not view this data as a key factor to its deliberations given the arm’s-length nature of the relationship between the Manager and the non-Voya-affiliated Sub-Adviser with respect to the negotiation of sub-advisory fee schedules. In addition, the Board noted that non-Voya-affiliated sub-advisers may not account for their profits on an account-by-account basis and those that do often employ different methodologies in connection with these calculations.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Fund’s operations may not be fully reflected in the expenses allocated to the Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Fund. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Advisers and their respective affiliates from their association with the Fund. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Fund and the Manager’s and Sub-Advisers’ potential fall-out benefits were not unreasonable.

Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings in relation to approving the Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2025. In addition, the Board also considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings certain additional data regarding the Fund’s more recent performance, asset levels and asset flows. The Fund’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

In considering whether to approve the renewal of the Contracts for the Fund, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Fund is ranked in the second quintile of its Morningstar category for the year-to-date period and the fourth quintile for the one-year period; and (2) the Fund outperformed its performance benchmark for the year-to-date period and underperformed for the one-year period.

In analyzing this performance data, the Board took into account that the Fund commenced operations in June 2023, and therefore had a limited operating history for the purpose of analyzing its performance.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the second quintile; (b) the Fund’s contractual management

26

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

fee rate is ranked in the first quintile; and (c) the Fund’s net expense ratio is ranked in the second quintile.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to the Fund and that approval of the continuation of the Contracts is in the best interests of the Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to the Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2026.

27

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Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
301 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

226105 (0426)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7. Aggregate amount of $40,844 was paid during the reporting period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in the financial statements filed under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Mutual Funds

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: July 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: July 2, 2026

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: July 2, 2026